UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06557
RidgeWorth Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: 03/31

Date of reporting period: 12/31/2008

Item 1. Schedule of Investments.
SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Aggressive Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.5%)
Consumer Discretionary (11.4%)
Amazon.com, Inc.*(a)	69,200	3,549
Best Buy Co., Inc.(a)	60,600	1,703
Blue Nile, Inc.*	128,000	3,135
Coach, Inc.*(a)	138,800	2,883
Life Time Fitness, Inc.*	94,200	1,220
Nordstrom, Inc.	166,100	2,211
Urban Outfitters, Inc.*	84,200	1,261
VistaPrint Ltd.*	196,800	3,662

		19,624

Financials (15.7%)
Alliance Data Systems Corp.*(a)	135,400	6,300
BlackRock, Inc.(a)	61,200	8,210
Euronet Worldwide, Inc.*	210,200	2,441
Greenhill & Co., Inc.	24,600	1,716
Huron Consulting Group, Inc.*	49,100	2,812
IntercontinentalExchange, Inc.*	8,200	676
MSCI, Inc., Cl A*	71,000	1,261
Portfolio Recovery Associates, Inc.*	108,100	3,658

		27,074

Health Care (26.2%)
Alcon, Inc.	22,400	1,998
Celgene Corp.*(a)	90,600	5,008
Covance, Inc.*(a)	81,600	3,756
Genentech, Inc.*	100,300	8,316
Gilead Sciences, Inc.*(a)	216,400	11,067
Hologic, Inc.*	202,600	2,648
IDEXX Laboratories, Inc.*(a)	66,500	2,399
Intuitive Surgical, Inc.*(a)	19,100	2,425
Psychiatric Solutions, Inc.*	246,000	6,851
United Therapeutics Corp.*(a)	12,100	757

		45,225

Industrials (5.7%)
First Solar, Inc.*	60,000	8,278
Itron, Inc.*	24,200	1,542

		9,820

Information Technology (34.2%)
Apple, Inc.*(a)	103,800	8,859
Baidu.com, Inc. ADR*	10,000	1,306
Cisco Systems, Inc.*	196,300	3,200
Cognizant Technology Solutions Corp., Cl A*(a)	375,600	6,783
Energy Conversion Devices, Inc.*	85,700	2,160
F5 Networks, Inc.*	227,800	5,208
Google, Inc., Cl A*	27,700	8,522
MEMC Electronic Materials, Inc.*(a)	161,600	2,308
Paychex, Inc.	149,500	3,929
QUALCOMM, Inc.	275,700	9,878
SunPower Corp., Cl A*	181,700	6,723

		58,876

Telecommunication Services (6.3%)
American Tower Corp., Cl A*(a)	148,500	4,354
NII Holdings, Inc.*(a)	197,600	3,592

	Shares or
	Principal
	Amount ($)	Value ($)
tw telecom, Inc.*	343,500	2,910

		10,856

Total Common Stocks		171,475

Short-Term Investment (26.7%)
Credit Suisse Enhanced Liquidity Fund(b)	45,958,911	45,959

Total Short-Term Investment		45,959

Total Investments (Cost $251,102)(c) — 126.2%		217,434
Liabilities in excess of other assets — (26.2)%		(45,096)

Net Assets — 100.0%		$172,338

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $44,784.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Emerging Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (99.8%)
Consumer Discretionary (15.4%)
Blue Nile, Inc.*	83,500	2,045
Coach, Inc.*	64,300	1,335
Hill International, Inc.*	178,200	1,254
KB Home(a)	91,600	1,248
Life Time Fitness, Inc.*	41,600	539
Lululemon Athletica, Inc.*	166,600	1,321
Nordstrom, Inc.	140,800	1,874
VistaPrint Ltd.*	123,200	2,293

		11,909

Energy (0.7%)
Ormat Technologies, Inc.(a)	17,200	548

Financials (23.3%)
Alliance Data Systems Corp.*(a)	74,400	3,462
BlackRock, Inc.(a)	28,600	3,837
eHealth, Inc.*(a)	79,500	1,056
Euronet Worldwide, Inc.*	135,200	1,570
Greenhill & Co., Inc.	20,700	1,444
Huron Consulting Group, Inc.*	22,000	1,260
IntercontinentalExchange, Inc.*	20,500	1,690
MSCI, Inc., Cl A*	43,700	776
Portfolio Recovery Associates, Inc.*	67,000	2,267
Stifel Financial Corp.*(a)	13,900	637

		17,999

Health Care (16.7%)
Amylin Pharmaceuticals, Inc.*(a)	30,100	327
AspenBio Pharma, Inc.*(a)	97,500	602
Covance, Inc.*(a)	39,500	1,818
HMS Holdings Corp.*	38,200	1,204
Hologic, Inc.*	97,200	1,270
IDEXX Laboratories, Inc.*(a)	32,100	1,158
Illumina, Inc.*(a)	31,200	813
Intuitive Surgical, Inc.*(a)	12,000	1,524
Psychiatric Solutions, Inc.*	120,500	3,356
United Therapeutics Corp.*(a)	13,300	832

		12,904

Industrials (9.1%)
American Superconductor Corp.*	23,500	383
First Solar, Inc.*	33,200	4,580
Itron, Inc.*	33,000	2,104

		7,067

Information Technology (29.8%)
Baidu.com, Inc. ADR*(a)	9,800	1,280
Cognizant Technology Solutions Corp., Cl A*	159,200	2,875
Data Domain, Inc.*(a)	90,000	1,692
Energy Conversion Devices, Inc.*	79,700	2,009
F5 Networks, Inc.*	171,700	3,925
IHS, Inc., Cl A*	45,000	1,684
MEMC Electronic Materials, Inc.*(a)	107,700	1,538
Omniture, Inc.*	148,700	1,582
Paychex, Inc.	30,300	796
Starent Networks Corp.*	159,500	1,903

	Shares or
	Principal
	Amount ($)	Value ($)
SunPower Corp., Cl A*	100,800	3,729

		23,013

Telecommunication Services (4.8%)
NII Holdings, Inc.*	67,400	1,226
SBA Communications Corp., Cl A*(a)	72,800	1,188
tw telecom, Inc.*	150,900	1,278

		3,692

Total Common Stocks		77,132

Short-Term Investment (24.4%)
Credit Suisse Enhanced Liquidity Fund(b)	18,855,250	18,855

Total Short-Term Investment		18,855

Total Investments (Cost $130,164)(c) — 124.2%		95,987

Liabilities in excess of other assets — (24.2)%		(18,714)

Net Assets — 100.0%		$77,273

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $18,348.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (125.7%)
Common Stocks (1.6%)
AbitibiBowater, Inc.*	163,700	77
Innospec, Inc.	26,021	153
Mettler-Toledo International, Inc.*	12,200	822

Total Common Stocks		1,052

Foreign Common Stocks (121.8%)
Australia (4.4%)
Ansell Ltd.	40,360	353
BlueScope Steel Ltd.	94,858	231
Centennial Coal Co. Ltd.	86,900	201
Macquarie Group Ltd.	17,856	359
OneSteel Ltd.	121,463	208
Santos Ltd.	70,469	730
Straits Resources Ltd.	22,400	14
Woodside Petroleum Ltd.	20,514	525
Woolworths Ltd.	18,725	348

		2,969

Austria (0.5%)
voestalpine AG	16,900	353

Belgium (3.1%)
Cofinimmo	2,800	368
Colruyt SA	2,200	470
Mobistar SA	10,200	732
NV Bekaert SA	3,200	215
Solvay SA	4,500	332

		2,117

Bermuda (6.2%)
Allied World Assurance Co. Holdings Ltd.	26,400	1,072
Aquarius Platinum Ltd.	150,286	377
Arch Capital Group Ltd.*	6,300	442
Aspen Insurance Holdings Ltd.	14,800	359
Covidien Ltd.	9,100	330
IPC Holdings Ltd.	28,800	861
Platinum Underwriters Holdings Ltd.	20,795	750

		4,191

Brazil (4.8%)
Banco Itau Holding Financeira SA ADR	27,400	318
Braskem SA SP ADR	82,800	400
Companhia Brasileira de Distribuicao Grupo Pao de Acucar SP ADR	11,100	306
Companhia de Bebidas das Americas ADR	12,200	540
Unibanco-Uniao de Bancos Brasileiros SA GDR	9,200	594
Vivo Particpacoes SA ADR	43,200	542
Votorantim Celulose e Papel SA SP ADR*	68,600	544

	Shares or
	Principal
	Amount ($)	Value ($)
		3,244

Canada (1.4%)
Huaneng Power International, Inc. SP ADR	12,500	365
Lundin Mining Corp.	85,900	83
Lundin Mining Corp.*	6,978	6
Teck Cominco Ltd., Cl B	95,346	469

		923

Cayman Islands (1.2%)
NetEase.com, Inc. ADR*	26,600	588
Seagate Technology	54,900	243

		831

China (1.5%)
China Life Insurance Co., Ltd. ADR	7,100	330
China Telecom Corp. Ltd. ADR	18,400	700

		1,030

Finland (3.2%)
Nokia Corp., Cl A	19,200	296
Outokumpu Oyj	45,696	526
Sampo PLC, Cl A	23,360	430
Stora Enso Oyj	56,700	435
UPM-Kymmene Oyj	37,000	463

		2,150

France (6.9%)
Arkema	41,100	700
AXA ADR	15,600	344
BNP Paribas	16,000	673
Derichebourg SA	154,891	347
Etablissements Maurel et Prom	54,400	618
M6 Metropole Television	21,800	420
Nexity	14,200	219
Sanofi-Aventis ADR	22,900	736
Valeo SA	26,500	391
Vilmorin & Cie	1,900	193

		4,641

Germany (17.4%)
Allianz SE	351	36
BASF SE	18,000	689
Bilfinger Berger AG	14,444	725
Celesio AG	11,000	295
Daimler AG	17,800	653
Deutsche Bank AG	26,000	1,058
Deutsche Telekom AG	44,100	658
Fresenius SE	7,191	359
Hannover Rueckversicherung AG	15,900	505
Heidelberger Druckmaschinen AG	21,600	187
Hochtief AG	13,800	685
Leoni AG	39,700	717
MAN AG	1,515	83
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Medion AG	25,400	214
MLP AG	26,000	356
MPC Muenchmeyer Peterson Capital AG	7,800	96
MTU Aero Engines Holding AG	14,500	386
Muenchener Rueckversicherungs-Gesellschaft AG	6,900	1,051
SAP AG	21,800	759
Siemens AG	19,900	1,460
Suedzucker AG	26,100	399
ThyssenKrupp AG	13,400	358

		11,729

Greece (1.3%)
Alpha Bank A.E.	12,300	114
OPAP SA	27,400	788

		902

Hong Kong (1.4%)
Hang Seng Bank Ltd.	22,900	301
Yue Yuen Industrial (Holdings) Ltd.	323,000	638

		939

Italy (4.5%)
Enel SpA	111,400	700
Eni SpA SP ADR	15,500	741
ERG SpA	36,900	437
Intesa Sanpaolo SpA	184,900	652
Pirelli & C. Real Estate SpA	8,733	49
Unione di Banche Italiane Scpa	32,100	459

		3,038

Japan (20.6%)
Acom Co. Ltd.	14,600	606
Astellas Pharma, Inc.	17,400	697
Daiei, Inc. (The)*	145,400	910
Daihatsu Motor Co. Ltd.	95,000	821
Fast Retailing Co. Ltd.	3,400	487
GS Yuasa Corp.	44,000	260
HIKARI TSUSHIN, Inc.	15,200	283
Hisamitsu Pharmaceutical Co., Inc.	9,300	375
Hitachi Chemical Co. Ltd.	45,900	467
Hitachi Ltd.	210,000	799
Hosiden Corp.	27,000	417
Ines Corp.	3,500	17
Itochu Techno-Solutions Corp.	65,000	318
Itoham Foods, Inc.	28,958	104
JFE Shoji Holdings, Inc.	129,000	386
Marubeni Corp.	211,000	782
Marui Group Co. Ltd.	57,400	326
Mediceo Paltac Holdings Co. Ltd.	37,200	440
Mitsui Chemicals, Inc.	109,000	394
Nippon Meat Packers, Inc.	74,000	1,100
Nippon Steel Corp.	21,000	67
Nippon Telegraph & Telephone Corp. ADR	24,500	666

	Shares or
	Principal
	Amount ($)	Value ($)
Promise Co. Ltd.	32,150	798
Shimano, Inc.	900	35
Shin-Etsu Chemical Co. Ltd.	8,300	373
Takeda Pharmaceutical Co. Ltd.	13,200	676
Teijin Ltd.	126,000	349
Toagosei Co. Ltd.	24,000	71
Toho Zinc Co. Ltd	65,000	154
Toray Industries, Inc.	33,000	165
Toyota Tsusho Corp.	51,300	535

		13,878

Luxembourg (1.6%)
SES	39,000	749
Tenaris SA ADR	15,800	332

		1,081

Netherlands (3.2%)
Koninklijke Ahold NV	76,400	934
Koninklijke DSM NV	13,200	336
Koninklijke Philips Electronics NV	21,000	417
TPG NV	14,500	277
VastNed Retail NV	3,400	170

		2,134

Norway (0.3%)
DnB NOR ASA	40,300	156
PA Resources AB*	29,800	43

		199

Portugal (1.8%)
Portugal Telecom SGPS SA	147,400	1,244

Russian Federation (0.4%)
Mechel ADR	66,100	258

South Africa (1.8%)
MTN Group Ltd.	63,100	741
Sappi, Ltd.	117,500	478

		1,219

Sweden (5.5%)
Atlas Copco AB, Cl B	54,400	410
Axfood AB	12,800	271
Boliden AB	108,200	244
Elekta AB, B Shares	59,100	578
Hexagon AB, Cl B	25,900	124
Scania AB	44,000	433
Securitas AB, Cl B	80,600	655
Svenska Handelsbanken AB, Cl A	45,000	717
Tele2 AB, Cl B	32,200	281

		3,713

Switzerland (3.6%)
Galenica AG	1,080	348
Novartis AG ADR	23,500	1,170
STMicroelectronics NV	79,100	526
Swiss Life Holding AG	5,300	361
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		2,405

United Kingdom (25.2%)
Admiral Group PLC	21,600	283
Amlin PLC	58,300	300
AstraZeneca PLC SP ADR	24,800	1,017
Beazley Group PLC	144,200	281
BP PLC SP ADR	14,700	687
Brit Insurance Holdings PLC	185,300	586
British Energy Group PLC	72,000	801
Britvic PLC	222,300	844
Cadbury PLC SP ADR	24,500	874
Close Brothers Group PLC	16,077	122
Compass Group PLC	61,400	304
De La Rue PLC	23,500	306
Drax Group PLC	31,270	252
GAME Group PLC	147,900	270
Greggs PLC	2,447	118
ICAP PLC	67,600	279
IG Group Holdings PLC	78,800	290
Inmarsat PLC	46,500	315
International Power PLC	214,700	741
Jardine Lloyd Thompson Group PLC	53,776	339
Lloyds TSB Group PLC	297,451	539
Man Group PLC	169,000	577
Misys PLC	257,800	368
Mondi PLC	100,400	294
Nam Tai Electronics, Inc.	95,200	524
National Grid PLC	61,400	604
Next PLC	22,200	345
Pearson PLC	53,230	490
Rio Tinto PLC SP ADR	7,000	622
RSA Insurance Group PLC	187,300	372
Smiths Group PLC	56,400	717
Thomas Cook Group PLC	122,000	311
Thomson Reuters PLC	15,500	336
Tullett Prebon PLC	78,200	153
United Utilities Group PLC	68,900	621
WH Smith PLC	121,600	627
Xstrata PLC	50,700	466

		16,975

Total Foreign Common Stocks		82,163

Foreign Preferred Stocks (0.7%)
Germany (0.7%)
ProSiebenSat.1 Media AG, 1.250%	146,900	490

Total Foreign Preferred Stocks		490

Rights — Foreign (0.0%)
Australia (0.0%)
Mount Gibson Iron Ltd.	99,700	—

Total Rights — Foreign		—

Short-Term Investment (1.6%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	1,070,464	1,070

Total Short-Term Investment		1,070

	Shares or
	Principal
	Amount ($)	Value ($)
Total Investments — 125.7%
Total Long Positions (Cost $105,785)(a)		84,775

Other assets in excess of liabilities — 2.4%		1,613
Short Positions (see summary below) — (28.1)%		(18,958)

Net Assets — 100.0%		$67,430

Short Positions ((28.1)%)
Foreign Common Stocks Sold Short ((27.5)%)
Australia ((1.6)%)
Cochlear Ltd.	(10,500)	(405)
Crown Ltd.	(93,900)	(391)
Sims Metal Management, Ltd. SP ADR	(19,800)	(246)
Sino Gold Mining Ltd.*	(3,092)	(11)
Suncorp-Metway Ltd.	(1,983)	(11)

		(1,064)

Bahamas ((0.4)%)
Ultrapetrol Bahamas Ltd.*	(94,100)	(300)

Bermuda ((0.5)%)
VistaPrint Ltd.*	(18,900)	(352)

Canada ((1.3)%)
Kinross Gold Corp.	(16,600)	(306)
Red Back Mining, Inc.	(34,000)	(237)
Toronto-Dominion Bank (The)	(9,500)	(334)

		(877)

Cayman Islands ((0.1)%)
Focus Media Holding Ltd. ADR*	(7,000)	(64)

Chile ((0.5)%)
Sociedad Quimica y Minera de Chile SA SP ADR	(13,900)	(339)

Denmark ((0.6)%)
Carlsberg A/S, Cl B	(10,700)	(342)
Coloplast A/S, Cl B	(650)	(44)

		(386)

France ((2.7)%)
Air France — KLM	(22,000)	(280)
Alstom SA	(7,000)	(409)
Christian Dior SA	(6,600)	(369)
Compagnie Generale de Geophysique-Veritas SP ADR*	(20,100)	(301)
EDF Energies Nouvelles SA	(5,631)	(198)
Ingenico SA	(17,600)	(271)

		(1,828)

Germany ((1.8)%)
Deutsche Postbank AG	(16,100)	(352)
Symrise AG	(46,700)	(645)
TUI AG	(19,291)	(214)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		(1,211)

Hong Kong ((0.4)%)
China Unicom Ltd. ADR	(24,400)	(298)

Japan ((5.4)%)
Central Japan Railway Co.	(41)	(352)
Chiyoda Corp.	(17,000)	(92)
Chugai Pharmaceutical Co. Ltd.	(28,500)	(543)
DENSO Corp.	(9,400)	(152)
Dentsu, Inc.	(18,100)	(353)
Honda Motor Co. Ltd. SP ADR	(16,100)	(344)
Isetan Mitsukoshi Holdings Ltd.*	(41,500)	(351)
NGK Spark Plug Co. Ltd.	(41,000)	(324)
Tokyu Corp.	(76,000)	(377)
West Japan Railway Co.	(69)	(311)
Yamaha Motor Co. Ltd.	(36,600)	(376)

		(3,575)

Jersey ((1.0)%)
Randgold Resources Ltd. ADR	(16,100)	(707)

Luxembourg ((0.7)%)
ArcelorMittal	(20,000)	(492)

Mexico ((1.5)%)
CEMEX SAB de CV*	(68,200)	(623)
Desarrolladora Homex S.A. de C.V. ADR*	(16,100)	(368)

		(991)

Netherlands ((1.4)%)
ASML Holding NV	(20,400)	(369)
Randstad Holding NV	(27,900)	(564)

		(933)

Norway ((1.2)%)
Telenor ASA	(71,100)	(471)
Yara International ASA	(16,100)	(342)

		(813)

South Africa ((0.5)%)
AngloGold Ashanti Ltd.	(12,200)	(338)

South Korea ((0.5)%)
SK Telecom Co. Ltd. ADR	(19,400)	(353)

Spain ((0.6)%)
Iberdrola SA	(44,100)	(401)

Sweden ((0.1)%)
Volvo AB, B Shares	(16,300)	(88)

Switzerland ((1.5)%)
Lindt & Spruengli AG	(88)	(162)
Petroplus Holdings AG	(7,584)	(149)
Swatch Group AG (The)	(2,751)	(377)
Swatch Group AG (The)	(11,200)	(300)

		(988)

United Kingdom ((3.2)%)

	Shares or
	Principal
	Amount ($)	Value ($)
BT Group PLC SP ADR	(33,500)	(670)
Carillion PLC	(90,700)	(323)
Centrica PLC	(19,922)	(76)
Imperial Tobacco Group PLC	(13,000)	(346)
Redrow PLC	(34,261)	(80)
Shire PLC ADR	(15,300)	(685)

		(2,180)

Total Foreign Common Stocks Sold Short		(18,578)

Foreign Preferred Stocks Sold Short ((0.6)%)
Germany ((0.6)%)
Porsche Automobil Holding SE, 9.000%	(4,900)	(380)

Total Foreign Preferred Stocks Sold Short		(380)

Total Investment Securities Sold Short (Proceeds $20,921)		(18,958)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
The investment concentrations for the International Equity 130/30 Fund as a percentage of net assets, by sector, as of December 31, 2008, were as follows:

Long Positions:
Consumer Discretionary	12.9%
Consumer Staples	8.8
Energy	6.8
Financials	27.8
Health Care	10.2
Industrials	20.2
Information Technology	6.6
Materials	14.0
Short- Term Investment	1.6
Telecommunication Services	11.9
Utilities	4.9

Short Positions:
Consumer Discretionary	(6.3)
Consumer Staples	(1.2)
Energy	(1.0)
Financials	(1.0)
Health Care	(2.5)
Industrials	(5.3)
Information Technology	(1.0)
Materials	(4.0)
Telecommunication Services	(2.7)
Transportation	(2.5)
Utilities	(0.6)
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stock (0.5%)
Genentech, Inc.*	14,692	1,219

Total Common Stock		1,219

Foreign Common Stocks (97.3%)
Australia (6.3%)
Amcor Ltd.	143,126	579
BHP Billiton Ltd.(a)	253,108	5,370
Centennial Coal Co. Ltd.(a)	673,383	1,558
Downer EDI Ltd.	278,932	745
Macquarie Group Ltd.(a)	130,002	2,611
Macquarie Infrastructure Group(a)	1,164,761	1,388
National Australia Bank Ltd.(a)	193,443	2,814
Qantas Airways Ltd.(a)	852,299	1,562

		16,627

Austria (0.6%)
OMV AG	63,130	1,643

Belgium (0.4%)
Anheuser-Busch InBev NV	42,137	971

Canada (0.3%)
Research In Motion Ltd.*(a)	20,048	814

France (13.9%)
BNP Paribas	87,043	3,660
Capgemini SA	23,451	896
France Telecom SA	186,387	5,171
GDF SUEZ(a)	89,015	4,370
PSA Peugeot Citroen SA(a)	51,247	865
Publicis Groupe(a)	87,974	2,249
Sanofi-Aventis	67,364	4,251
Societe Generale	52,440	2,624
Total SA	100,519	5,436
UbiSoft Entertainment SA*(a)	45,222	877
Vinci SA	47,609	1,985
Vivendi	130,248	4,212

		36,596

Germany (5.4%)
Adidas AG	27,075	1,020
Allianz SE(a)	37,552	3,909
Commerzbank AG(a)	250,492	2,343
Linde AG	11,487	968
MAN AG	22,894	1,250
SAP AG	23,173	807
Siemens AG	47,732	3,502
Volkswagen AG	1,200	417

		14,216

Hong Kong (1.7%)
Industrial & Commercial Bank of China Ltd.	2,485,731	2,662
Wharf Holdings Ltd. (The)	670,317	1,838

		4,500

Italy (0.4%)
Intesa Sanpaolo SpA	304,841	1,075

Japan (24.7%)
Aisin Seiki Co. Ltd.	90,900	1,239
Daiichi Sankyo Co. Ltd.(a)	118,811	2,753

	Shares or
	Principal
	Amount ($)	Value ($)
DENSO Corp.	142,400	2,310
East Japan Railway Co.	1,319	10,027
Electric Power Development Co. Ltd.	207,265	8,027
Futaba Industrial Co. Ltd.	366,831	1,409
Honda Motor Co. Ltd.	133,732	2,812
Itochu Techno-Solutions Corp.	852,000	4,165
KDDI Corp.	203	1,422
KOSE Corp.	67,045	1,657
Mizuho Financial Group, Inc.(a)	762	2,167
Nintendo Co. Ltd.	16,500	6,144
Nippon Telegraph & Telephone Corp.	1,735	8,959
ORIX Corp.(a)	61,742	3,399
Shin-Etsu Chemical Co. Ltd.	57,400	2,578
Sumitomo Mitsui Financial Group, Inc.	662	2,746
Takata Corp.(a)	224,556	1,554
Takeda Pharmaceutical Co. Ltd.	27,825	1,425

		64,793

Luxembourg (0.5%)
ArcelorMittal	60,508	1,439

Netherlands (3.8%)
ING Groep NV	335,463	3,418
Koninklijke Ahold NV	264,576	3,232
Koninklijke DSM NV	27,119	691
Royal Philips Electronics NV	143,317	2,755

		10,096

Norway (0.7%)
Statoil ASA	107,117	1,743

Singapore (0.9%)
Venture Corp. Ltd.	755,403	2,297

Spain (3.5%)
Enagas	88,494	1,914
Repsol YPF SA SP ADR	24,095	518
Telefonica SA	304,546	6,709

		9,141

Sweden (1.3%)
Alfa Laval AB(a)	164,675	1,406
H&M Hennes & Mauritz AB(a)	48,507	1,875

		3,281

Switzerland (11.3%)
ABB Ltd.	147,593	2,161
Nestle SA	209,470	8,191
Novartis AG(a)	177,969	8,816
Roche Holding AG(a)	39,103	5,973
Swiss Re	24,518	1,159
UBS AG*	233,158	3,252

		29,552

United Kingdom (21.6%)
AstraZeneca PLC SP ADR	73,209	3,004
Aviva PLC	482,147	2,703
BAE Systems PLC	572,346	3,099
Barclays PLC	1,332,027	2,937
BHP Billiton PLC	69,401	1,291
British American Tobacco PLC	143,041	3,701
Cadbury PLC	102,037	888
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Centrica PLC	1,704,734	6,518
G4S PLC	763,651	2,250
GAME Group PLC	368,546	673
HSBC Holdings PLC	664,968	6,328
Mondi PLC	430,855	1,262
National Grid PLC	240,753	2,367
Rio Tinto PLC SP ADR(a)	22,761	2,024
Royal Bank of Scotland Group PLC (The)	1,291,614	917
Royal Dutch Shell PLC, Cl A	238,895	6,198
Royal Dutch Shell PLC, Cl B	180,593	4,480
SABMiller PLC	107,744	1,801
William Morrison Supermarkets PLC	589,706	2,375
Xstrata PLC	200,292	1,843

		56,659

Total Foreign Common Stocks		255,443

Rights — Foreign (0.0%)
Belgium (0.0%)
Fortis(a)	866,146	—

Total Rights – Foreign		—

Short-Term Investments (14.9%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	271,917	272
Credit Suisse Enhanced Liquidity Fund(b)	38,805,356	38,805

Total Short-Term Investments		39,077

Total Investments (Cost $350,190)(c) — 112.7%		295,739
Liabilities in excess of other assets — (12.7)%		(33,245)

Net Assets — 100.0%		$262,494

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $36,950.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
The investment concentrations for the International Equity Fund as a percentage of net assets, by sector, as of December 31, 2008, were as follows:

Consumer Discretionary	9.2%
Consumer Staples	8.1
Energy	7.9
Financials	20.6
Health Care	10.5
Industrials	12.7
Information Technology	4.5
Materials	7.0
Short-Term Investments	14.9
Telecommunication Services	8.5
Utilities	8.8
Amounts designated as “-” are $0 or have been rounded to $0.
At December 31, 2008 the Fund’s foreign currency contracts were as follows (in thousands):

					Unrealized
		Amount in Local	Contract Value in		Appreciation
Currency	Delivery Date	Currency	USD ($)	Market Value ($)	(Depreciation) ($)

Short:
Australian Dollar	01/05/09	431	300	300	—
Australian Dollar	01/05/09	200	141	140	1
British Pound	01/05/09	300	437	431	6
Danish Krone	01/05/09	100	19	19	—
Euro	01/06/09	719	1,000	999	1
Hong Kong Dollar	01/05/09	620	80	80	—
Hong Kong Dollar	01/05/09	200	26	26	—
Japanese Yen	01/07/09	81,781	900	902	(2)
Japanese Yen	01/07/09	40,000	441	441	—
Norwegian Krone	01/06/09	400	57	57	—
Singapore Dollar	01/05/09	81	56	56	—
Swedish Krona	01/07/09	1,141	145	144	1
Swedish Krona	01/07/09	200	25	25	—
Swiss Franc	01/06/09	400	374	376	(2)

Total Short Contracts			$4,001	$3,996	$5

					Unrealized
		Amount in Local	Contract Value in		Appreciation
Currency	Delivery Date	Currency	USD ($)	Market Value ($)	(Depreciation) ($)

Long:
Euro	01/02/09	268	375	372	(3)

Total Long Contracts			$375	$372	$(3)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Common Stocks (84.8%)
Australia (3.3%)
AGL Energy Ltd.	31,574	336
Alumina Ltd.	101,827	99
Amcor Ltd.	49,136	199
AMP Ltd.	114,100	431
Aristocrat Leisure Ltd.	19,617	53
Asciano Group	31,361	33
ASX Ltd.	12,209	283
Australia & New Zealand Banking Group Ltd.(a)	122,247	1,303
AXA Asia Pacific Holdings Ltd.	62,124	214
BHP Billiton Ltd.(a)	196,582	4,170
BlueScope Steel Ltd.	55,757	136
Boral Ltd.(a)	42,617	137
Brambles Ltd.	86,956	450
Coca-Cola Amatil Ltd.	40,501	259
Commonwealth Bank of Australia	82,716	1,666
Computershare Ltd.(a)	34,592	188
CSL Ltd.	37,821	888
CSR Ltd.	95,353	117
Fairfax Media Ltd.(a)	100,134	114
Fortescue Metals Group Ltd.*(a)	80,631	108
Foster’s Group Ltd.	132,251	507
GPT Group	257,611	165
Incitec Pivot Ltd.	114,392	199
Insurance Australia Group Ltd.	127,696	346
Leighton Holdings Ltd.(a)	9,637	186
Lend Lease Corp. Ltd.	26,152	131
Lion Nathan Ltd.	21,567	124
Macquarie Goodman Group(a)	164,536	85
Macquarie Group Ltd.(a)	16,845	338
Macquarie Infrastructure Group(a)	163,051	194
Mirvac Group Ltd. REIT	105,181	94
National Australia Bank Ltd.(a)	110,889	1,613
Newcrest Mining Ltd.	28,080	663
OneSteel Ltd.	61,535	106
Orica Ltd.	23,508	229
Origin Energy Ltd.	57,909	651
OZ Minerals Ltd.(b)	84,767	34
Perpetual Ltd.(a)	2,436	63
QBE Insurance Group Ltd.	58,703	1,056
Rio Tinto Group Ltd.(a)	16,643	441
Santos Ltd.	39,164	406
Sims Metal Management Ltd.(a)	11,293	137
Sonic Healthcare Ltd.(a)	26,477	269
Stockland Trust Group	80,429	226
Suncorp-Metway Ltd.	54,211	317
Tabcorp Holdings Ltd.(a)	38,447	187
Telstra Corp. Ltd.	264,916	707
Toll Holdings Ltd.	44,766	193
Transurban Group	81,366	306
Virgin Blue Holdings Ltd.	30,377	6
Wesfarmers Ltd.(a)	39,360	494
Wesfarmers Ltd. PPS	9,982	125
Westfield Group REIT	101,155	913
Westpac Banking Corp.	157,772	1,866
Woodside Petroleum Ltd.	30,205	773
Woolworths Ltd.	73,826	1,372
WorleyParsons Ltd.	8,072	80

	Shares or
	Principal
	Amount ($)	Value ($)
		26,786

Austria (0.7%)
Andritz AG	6,901	174
Atrium European Real Estate*	54,142	194
Erste Group Bank AG(a)	41,611	937
IMMOEAST AG*(a)	71,241	46
Immofinanz Immobilien Anlagen AG(a)	77,141	53
Oesterreichische Elektrizitaeswirtschafts AG	17,480	791
OMV AG	37,544	977
Raiffeisen International Bank-Holding AG(a)	11,826	317
RHI AG*	2,662	42
Strabag SE(a)	11,438	258
Telekom Austria AG	79,597	1,139
Vienna Insurance Group	8,245	276
voestalpine AG	26,564	555
Wienerberger AG	19,273	319

		6,078

Belgium (1.2%)
Anheuser-Busch InBev NV	75,557	1,741
Belgacom	27,478	1,044
Colruyt SA	2,938	628
Compagnie Nationale a Portefeuille	7,107	344
Delhaize Group	16,877	1,037
Dexia SA(a)	88,485	393
Fortis	380,037	491
Groupe Bruxelles Lambert SA	12,420	981
KBC Ancora	6,379	108
KBC Bank & Insurance Holding Co. NV	26,022	776
Mobistar SA	5,820	418
Solvay SA(a)	9,561	705
UCB SA	17,570	569
Umicore	23,161	453

		9,688

Bermuda (0.0%)
Invesco Ltd.	17,909	224

Cyprus (0.0%)
Prosafe Production Public Ltd.*	12,021	19
Prosafe SE*	12,021	45

		64

Denmark (1.1%)
A.P. Moller-Maersk A/S	144	756
A.P. Moller-Maersk A/S, Cl A	73	387
Carlsberg A/S, Cl B	9,059	290
Coloplast A/S, Cl B(a)	3,908	266
Danisco A/S	6,592	264
Danske Bank A/S	49,848	484
DSV A/S(a)	24,715	261
FLS Industries A/S(a)	6,813	230
Jyske Bank A/S*	7,614	174
Novo Nordisk A/S, Cl B	57,659	2,919
Novozymes A/S, Cl B	6,190	483
Sydbank A/S	7,169	86
Topdanmark A/S*	2,249	289
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Trygvesta A/S(a)	3,653	224
Vestas Wind Systems A/S*	23,932	1,357
William Demant Holding*(a)	3,168	129

		8,599

Finland (0.8%)
Cargotec Corp., Cl B	2,496	28
Fortum Corp.	28,351	600
Kone Oyj, Cl B	11,478	248
Metso Corp.	9,365	111
Neste Oil Oyj	9,941	146
Nokia Corp., Cl A	235,676	3,636
Nokian Renkaat Oyj(a)	8,230	90
Outokumpu Oyj	9,168	106
Rautaruukki Oyj	6,499	110
Sampo PLC, Cl A	28,757	529
Stora Enso Oyj(a)	36,238	278
UPM-Kymmene Oyj	32,490	406
Wartsila Corp.(a)	6,194	181

		6,469

France (9.6%)
Accor(a)	17,867	872
Aeroports De Paris	3,361	226
Air France-KLM	16,435	209
Air Liquide SA	26,028	2,368
Alcatel*	231,336	493
Alstom(a)	20,730	1,210
Atos Origin SA	8,139	203
AXA ADR(a)	147,795	3,255
BNP Paribas	79,422	3,339
Bouygues SA(a)	23,028	967
Capgemini SA	14,226	544
Carrefour SA	62,087	2,375
Casino Guichard-Perrachon SA	5,050	381
Christian Dior SA	4,721	264
CNP Assurances SA	3,642	263
Compagnie de Saint-Gobain	24,087	1,125
Compagnie Generale de Geophysique-Veritas*	12,545	185
Compagnie Generale des Etablissements Michelin, Cl B	14,054	734
Credit Agricole SA	84,844	943
Dassault Systemes SA(a)	7,865	353
Eiffage SA	3,878	201
Electricite de France	19,000	1,096
Eramet(a)	571	110
Essilor International SA(a)	21,420	999
Eurazeo	2,887	135
European Aeronautic Defence & Space Co.(a)	33,090	553
France Telecom SA	177,443	4,923
GDF SUEZ(a)	105,125	5,161
Gecina SA	1,150	79
Groupe Danone	42,264	2,536
Hermes International(a)	7,006	974
ICADE	2,319	192
Imerys	3,126	141
Klepierre	9,061	220
L’Oreal SA(a)	23,560	2,040
Lafarge SA	11,329	683
Lagardere SCA	12,349	498

	Shares or
	Principal
	Amount ($)	Value ($)
Legrand SA	7,915	150
LVMH Moet Hennessy Louis Vuitton SA	21,909	1,455
M6 Metropole Television	7,129	137
Natixis	98,025	170
Neopost SA	3,773	340
PagesJaunes SA(a)	15,374	150
Pernod Ricard	16,467	1,212
Pinault-Printemps-Redoute SA(a)	7,300	473
PSA Peugeot Citroen SA(a)	15,400	260
Publicis Groupe(a)	13,926	356
Renault SA	17,483	451
Safran SA	20,945	280
Sanofi-Aventis	102,192	6,448
Schneider Electric SA	20,196	1,488
SCOR SE	18,249	415
Societe BIC	3,007	172
Societe Generale	45,579	2,281
Societe Television Francaise 1	14,238	207
Sodexho Alliance SA	15,899	875
Suez Environnement SA*	26,652	446
Technip SA	9,582	290
Thales	10,000	415
Total SA	206,375	11,161
Unibail-Rodamco	8,031	1,189
Valeo SA(a)	8,558	126
Vallourec SA	5,222	588
Veolia Environnement	36,014	1,111
Vinci SA(a)	39,547	1,649
Vivendi	112,828	3,648
Wendel(a)	2,285	112
Zodiac SA(a)	5,060	183

		79,088

Germany (12.2%)
Adidas AG	30,134	1,135
Allianz SE(a)	68,055	7,085
Arcandor AG*(a)	11,068	48
BASF SE(a)	139,269	5,331
Bayer AG	116,191	6,684
Bayerische Motoren Werke AG	7,818	153
Bayerische Motoren Werke AG	50,491	1,542
Beiersdorf AG(a)	13,968	818
Bilfinger Berger AG	4,404	221
Celesio AG	13,890	373
Commerzbank AG(a)	104,248	975
Continental AG*(a)	16,672	1,675
Daimler AG	131,491	4,825
Deutsche Bank AG(a)	80,771	3,150
Deutsche Boerse AG	29,784	2,103
Deutsche Lufthansa AG	38,269	602
Deutsche Post AG	127,974	2,100
Deutsche Postbank AG	13,982	306
Deutsche Telekom AG	430,507	6,420
E.ON AG	285,099	11,103
Fraport AG	6,002	256
Fresenius SE	5,223	261
GEA Group AG	22,529	386
Hamburger Hafen und Logistik AG	4,260	140
Hannover Rueckversicherung AG	9,064	288
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
HeidelbergCement AG(a)	3,297	146
Henkel AG & KGaA. Vorzug	27,094	865
Henkel KGaA	19,426	513
Hochtief AG	6,360	316
Hypo Real Estate Holding AG(a)	31,359	131
Infineon Technologies AG*(a)	119,124	157
IVG Immobilien AG(a)	13,308	108
K+S AG	22,914	1,286
Linde AG	19,930	1,680
MAN AG	15,375	840
Merck KGaA	10,269	921
METRO AG	17,188	686
Muenchener Rueckversicherungs-Gesellschaft AG	31,085	4,733
Puma AG Rudolf Dassler Sport	1,119	219
Q-Cells SE*(a)	9,589	336
Rheinmetall AG	4,590	145
RWE AG	67,090	5,905
Salzgitter AG	6,192	473
SAP AG	132,373	4,608
Siemens AG	131,409	9,642
Solarworld AG(a)	12,924	268
ThyssenKrupp AG	54,998	1,469
TUI AG(a)	33,293	369
United Internet AG	22,055	190
Volkswagen AG	18,635	6,478
Wacker Chemie AG(a)	2,472	258

		100,722

Greece (0.8%)
Alpha Bank A.E.	66,129	616
Coca-Cola Hellenic Bottling Co. SA	29,806	431
EFG Eurobank Ergasias SA	49,464	392
Hellenic Petroleum SA	26,711	201
Hellenic Telecommunications Organization SA	47,280	782
Marfin Investment Group SA	110,745	446
National Bank of Greece SA	78,493	1,440
OPAP SA	39,399	1,132
Piraeus Bank SA	54,082	481
Public Power Corp. SA	19,231	309
Titan Cement Co. SA	19,170	370

		6,600

Hong Kong (0.7%)
Bank of East Asia Ltd.	69,766	146
BOC Hong Kong Holdings Ltd.	182,053	206
Cheung Kong (Holdings) Ltd.	67,973	643
CLP Holdings Ltd.	82,407	559
Esprit Holdings Ltd.	51,939	294
Foxconn International Holdings Ltd.*	74,792	25
Hang Lung Properties Ltd.	102,342	222
Hang Seng Bank Ltd.	37,601	493
Henderson Land Development Co. Ltd.	53,287	197
Hong Kong & China Gas Co. Ltd. (The)	192,839	291
Hong Kong Electric Holdings Ltd.	62,026	348
Hong Kong Exchanges & Clearing Ltd.	46,605	443

	Shares or
	Principal
	Amount ($)	Value ($)
Hutchison Whampoa Ltd.	104,865	526
Li & Fung Ltd.(a)	109,820	188
Link REIT (The)	106,275	176
New World Development Co. Ltd.	120,782	123
PCCW Ltd.	139,332	67
Sun Hung Kai Properties Ltd.(a)	68,617	572
Swire Pacific Ltd.	40,439	278
Wharf Holdings Ltd. (The)	67,639	185

		5,982

Ireland (0.4%)
Allied Irish Banks PLC	135,142	325
Anglo Irish Bank Corp. PLC(a)	134,435	32
Bank of Ireland	114,275	133
Bank of Ireland	85,182	101
CRH PLC	69,421	1,722
Elan Corp. PLC*	54,801	317
Irish Life & Permanent PLC	10,628	23
Irish Life & Permanent PLC Dublin	24,028	53
Kerry Group PLC	17,252	314
Ryanair Holdings PLC*	70,572	291

		3,311

Italy (7.6%)
A2A SpA	286,877	507
Alleanza Assicurazioni SpA	92,473	744
Assicurazioni Generali SpA	232,342	6,294
Autogrill SpA	28,094	210
Autostrade SpA	58,107	1,058
Banca Carige SpA(a)	194,907	460
Banca Monte dei Paschi di Siena SpA(a)	561,839	1,192
Banca Popolare di Milano Scarl SpA	96,153	559
Banco Popolare Scarl	153,152	1,054
Bulgari SpA(a)	42,325	260
Enel SpA(a)	933,878	5,870
Eni SpA(a)	584,640	13,603
Fiat SpA	160,384	1,023
Finmeccanica SpA	93,050	1,408
Fondiaria-Sai SpA	15,815	281
IFI-Istituto Finanziario Industriale SpA*	13,297	89
IFIL Investments SpA(a)	53,742	135
Intesa Sanpaolo	178,145	447
Intesa Sanpaolo SpA	1,720,773	6,069
Italcementi SpA	17,763	222
Italcementi SpA	19,609	134
Lottomatica SpA	16,612	406
Luxottica Group SpA(a)	34,221	603
Mediaset SpA(a)	181,303	1,021
Mediobanca — Banca di Credito Finanziario SpA	111,099	1,114
Mediolanum SpA	59,357	250
Parmalat SpA	569,576	922
Pirelli & C. SpA	604,981	221
Prysmian SpA	28,164	434
Saipem SpA	58,633	963
Snam Rete Gas SpA	187,998	1,035
Telecom Italia RNC SpA	1,297,350	1,423
Telecom Italia SpA(a)	2,228,444	3,562
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Terna SpA	305,645	992
UniCredito Italiano SpA	2,511,453	6,091
Unione di Banche Italiane Scpa	141,048	2,017
Unipol Gruppo Finanziario SpA	162,671	245

		62,918

Japan (20.6%)
77 Bank Ltd.	37,713	201
Acom Co. Ltd.(a)	5,067	210
Advantest Corp.	16,164	255
AEON Co. Ltd.	62,506	615
AEON Credit Service Co. Ltd.	9,082	94
Aiful Corp.(a)	7,922	22
Aisin Seiki Co. Ltd.	18,176	248
Ajinomoto Co., Inc.	63,082	676
All Nippon Airways Co. Ltd.(a)	70,000	273
Alps Electric Co. Ltd.	15,849	76
Amada Co. Ltd.	39,055	185
Asahi Breweries Ltd.	38,947	661
Asahi Glass Co. Ltd.	87,778	488
Asahi Kasei Corp.	112,246	483
Astellas Pharma, Inc.	42,919	1,719
Bank of Kyoto Ltd. (The)(a)	33,150	364
Bank of Yokohama Ltd. (The)	120,369	692
Benesse Corp.	7,945	345
Bridgestone Corp.	54,520	798
Canon, Inc.	92,113	2,815
Casio Computer Co. Ltd.	25,512	157
Central Japan Railway Co.	138	1,183
Chiba Bank Ltd. (The)	79,096	480
Chubu Electric Power Co., Inc.	58,423	1,763
Chugai Pharmaceutical Co. Ltd.	22,800	433
Chugoku Electric Power Co., Inc. (The)	27,821	728
Citizen Holdings Co. Ltd.	30,365	107
Credit Saison Co. Ltd.	16,855	226
CSK Corp.(a)	6,589	35
Dai Nippon Printing Co. Ltd.	57,736	624
Daiichi Sankyo Co. Ltd.(a)	62,741	1,454
Daikin Industries Ltd.	23,661	604
Dainippon Ink & Chemicals, Inc.	56,096	116
Daito Trust Construction Co. Ltd.	8,058	416
Daiwa House Industry Co. Ltd.	48,614	464
Daiwa Securities Group, Inc.	128,037	743
Denki Kagaku Kogyo Kabushiki Kaisha	52,396	125
DENSO Corp.	41,925	680
Dentsu, Inc.(a)	202	395
DOWA Mining Co. Ltd.	26,713	96
East Japan Railway Co.	293	2,227
Eisai Co. Ltd.	23,675	967
Electric Power Development Co. Ltd.	13,014	504
Elpida Memory, Inc.*(a)	7,658	45
FANUC Ltd.	16,721	1,160
Fast Retailing Co. Ltd.	4,486	642
Fuji Electic Holdings Co. Ltd.	49,859	73
Fuji Photo Film Co. Ltd.	42,107	906
Fujitsu Ltd.	165,092	781
Fukuoka Financial Group, Inc.	83,887	356
Furukawa Electric Co. Ltd. (The)	60,545	287

	Shares or
	Principal
	Amount ($)	Value ($)
Gunma Bank Ltd. (The)	43,505	272
Hankyu Hanshin Holdings, Inc.	115,941	661
Hirose Electric Co. Ltd.(a)	3,451	343
Hitachi Chemical Co. Ltd.	9,704	99
Hitachi Construction Machinery Co. Ltd.(a)	11,092	127
Hitachi Ltd.	299,801	1,141
Hokkaido Electric Power Co., Inc.	21,006	527
Hokuhoku Financial Group, Inc.	128,064	297
Hokuriku Electric Power Co.	19,033	536
Honda Motor Co. Ltd.	144,643	3,042
Hoya Corp.	37,535	638
Ibiden Co. Ltd.	13,048	262
Inpex Holdings, Inc.	76	585
Isetan Mitsukoshi Holdings Ltd.*	35,753	303
Ishikawajima-Harima Heavy Industries Co. Ltd.	143,642	179
Isuzu Motors Ltd.	138,478	173
Itochu Techno-Solutions Corp.	137,614	673
J. Front Retailing Co. Ltd.	55,436	224
Japan Real Estate Investment Corp. REIT	43	378
Japan Retail Fund Investment Corp. REIT	38	161
Japan Steel Works Ltd. (The)	33,932	461
Japan Tobacco, Inc.	397	1,292
JFE Holdings, Inc.	46,366	1,195
JGC Corp.	22,027	318
Joyo Bank Ltd. (The)	76,034	425
JS Group Corp.	26,389	402
JSR Corp.	19,390	213
Kajima Corp.	87,996	301
Kamigumi Co. Ltd.	28,478	251
Kaneka Corp.	29,382	185
Kansai Electric Power Co., Inc. (The)	67,295	1,931
Kansai Paint Co. Ltd.	23,150	116
Kao Corp.	46,946	1,404
Kawasaki Heavy Industries Ltd.(a)	150,310	297
Kawasaki Kisen Kaisha Ltd.	64,518	293
KDDI Corp.	258	1,808
Keihin Electric Express Railway Co. Ltd.(a)	46,837	411
Keio Electric Railway Co. Ltd.	62,641	372
Keyence Corp.	3,545	712
Kintetsu Corp.(a)	161,315	737
Kirin Holdings Co. Ltd.	73,532	954
Kobe Steel Ltd.	265,746	475
Komatsu Ltd.	77,795	960
Konami Corp.	10,922	275
Konica Minolta Holdings, Inc.	44,946	338
Kubota Corp.(a)	99,233	694
Kuraray Co. Ltd.	37,266	284
Kurita Water Industries Ltd.(a)	11,357	298
Kyocera Corp.	14,508	1,021
Kyowa Hakko Kogyo Co. Ltd.	28,027	287
Kyushu Electric Power Co., Inc.	34,932	921
Lawson, Inc.	7,519	431
Leopalace21 Corp.	11,308	112
Mabuchi Motor Co. Ltd.	3,295	134
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Makita Corp.	12,639	274
Marubeni Corp.	154,296	572
MARUI Co. Ltd.	26,179	149
Matsushita Electric Industrial Co. Ltd.	161,641	1,985
Matsushita Electric Works Ltd.	37,823	329
Mazda Motor Corp.	100,342	165
Minebea Co. Ltd.	32,055	108
Mitisubishi Motors Corp.*(a)	337,624	454
Mitsubishi Chemical Holdings Corp.	116,696	506
Mitsubishi Corp.	119,255	1,629
Mitsubishi Electric Corp.	167,092	1,018
Mitsubishi Estate Co. Ltd.	102,792	1,641
Mitsubishi Gas Chemical Co., Inc.	41,946	168
Mitsubishi Heavy Industries Ltd.	282,897	1,233
Mitsubishi Logistics Corp.	11,572	143
Mitsubishi Materials Corp.	109,355	269
Mitsubishi Rayon Co. Ltd.(a)	58,736	174
Mitsubishi UFJ Financial Group, Inc.(a)	899,400	5,448
Mitsui & Co. Ltd.	152,409	1,515
Mitsui Chemicals, Inc.	63,300	229
Mitsui Engineering & Shipbuilding Co. Ltd.	64,996	106
Mitsui Fudosan Co. Ltd.	74,314	1,198
Mitsui Mining & Smelting Co. Ltd.	57,873	119
Mitsui O.S.K. Lines Ltd.	107,573	643
Mitsui Sumitomo Insurance Group Holdings, Inc.	34,452	1,059
Mitsui Trust Holdings, Inc.	99,205	471
Mizuho Financial Group, Inc.(a)	852	2,423
Murata Manufacturing Co. Ltd.	19,567	754
Namco Bandai Holdings, Inc.	21,450	231
NEC Corp.	178,432	585
NGK Insulators Ltd.	23,700	260
NGK Spark Plug Co. Ltd.	19,136	151
Nidec Corp.	10,592	402
Nikon Corp.	32,150	375
Nintendo Co. Ltd.	8,623	3,211
Nippon Building Fund, Inc.	49	529
Nippon Electric Glass Co. Ltd.	35,593	182
Nippon Express Co. Ltd.	83,342	344
Nippon Meat Packers, Inc.	20,245	301
Nippon Mining Holdings, Inc.	85,771	358
Nippon Oil Corp.	124,928	616
Nippon Sheet Glass Co. Ltd.(a)	60,423	194
Nippon Steel Corp.(a)	452,988	1,449
Nippon Telegraph & Telephone Corp.	452	2,334
Nippon Unipac Holding	88	348
Nippon Yusen Kabushiki Kaisha	110,464	664
NIPPONKOA Insurance Co. Ltd.	65,518	495
Nissan Chemical Industries Ltd.	15,572	147
Nissan Motor Co. Ltd.(a)	201,189	710
Nisshin Seifun Group, Inc.	19,293	250
Nisshin Steel Co. Ltd.	80,763	162
Nissin Food Products Co. Ltd.(a)	9,001	310
Nitto Denko Corp.	16,230	306
NOK Corp.	9,973	69

	Shares or
	Principal
	Amount ($)	Value ($)
Nomura Holdings, Inc.	157,809	1,269
Nomura Research Institute Ltd.	12,195	227
NSK Ltd.	48,055	176
NTN Corp.	45,946	135
NTT Data Corp.	120	474
NTT DoCoMo, Inc.	1,371	2,668
Obayashi Corp.	62,314	364
Odakyu Electric Railway Co. Ltd.(a)	65,314	566
Oji Paper Co. Ltd.	79,124	458
Olympus Corp.(a)	23,027	445
OMRON Corp.	21,336	282
Ono Pharmaceutical Co. Ltd.	10,392	535
Onward Kashiyama Co. Ltd.	13,795	107
Oriental Land Co. Ltd.(a)	5,672	463
ORIX Corp.	8,526	469
Osaka Gas Co. Ltd.	184,241	842
Pioneer Corp.(a)	16,562	30
Promise Co. Ltd.(a)	6,557	163
Rakuten, Inc.(a)	627	394
Resona Holdings, Inc.(a)	470	695
Ricoh Co. Ltd.	60,627	752
ROHM Co. Ltd.	9,636	478
Sankyo Co. Ltd.	5,719	284
SANYO Electric Co. Ltd.*(a)	169,310	310
SBI Holdings, Inc.	1,742	260
Secom Co. Ltd.	19,516	991
Sega Sammy Holdings, Inc.(a)	18,526	212
Seiko Epson Corp.(a)	13,530	210
Sekisui Chemical Co. Ltd.	46,837	287
Sekisui House Ltd.	42,946	369
Seven & I Holdings Co. Ltd.	72,703	2,447
Sharp Corp.(a)	91,996	646
Shikoku Electric Power Co., Inc.	19,345	647
Shimamura Co. Ltd.	2,360	180
Shimano, Inc.(a)	7,254	281
Shimizu Corp.	59,532	342
Shin-Etsu Chemical Co. Ltd.	36,166	1,624
Shinsei Bank Ltd.	158,478	243
Shionogi & Co. Ltd.	28,369	718
Shiseido Co. Ltd.	33,150	668
Shizuoka Bank Ltd. (The)	63,973	726
Showa Denko KK	128,832	181
Showa Shell Sekiyu KK	20,458	198
SMC Corp.	5,442	546
Softbank Corp.(a)	67,217	1,189
Sojitz Corp.	129,242	210
Sompo Japan Insurance, Inc.	80,205	571
Sony Corp.	88,175	1,870
Sony Financial Holdings, Inc.	94	351
Stanley Electric Co. Ltd.	16,320	168
Sumitomo Chemical Co. Ltd.	144,396	481
Sumitomo Corp.	101,469	873
Sumitomo Electric Industries Ltd.	66,635	501
Sumitomo Heavy Industries Ltd.	55,069	213
Sumitomo Metal Industries Ltd.	349,529	837
Sumitomo Metal Mining Co. Ltd.	49,614	516
Sumitomo Mitsui Financial Group, Inc.(a)	589	2,444
Sumitomo Realty & Development Co. Ltd.	34,823	505
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Sumitomo Trust & Banking Co. Ltd. (The)	134,382	765
Suruga Bank Ltd.	24,587	238
Suzuken Co. Ltd.	7,698	227
Suzuki Motor Corp.	35,385	479
T&D Holdings, Inc.	18,187	742
Taiheiyo Cement Corp.	86,369	162
Taisei Corp.	104,587	282
Taisho Pharmaceutical Co. Ltd.	13,795	290
Takashimaya Co. Ltd.(a)	31,823	237
Takeda Pharmaceutical Co. Ltd.	71,258	3,648
Takefuji Corp.(a)	9,795	78
TDK Corp.	11,570	415
Teijin Ltd.	95,901	266
Terumo Corp.	16,207	746
THK Co. Ltd.	11,221	115
Tobu Railway Co. Ltd.(a)	88,451	522
Toho Co. Ltd.	12,261	258
Tohoku Electric Power Co., Inc.	39,525	1,062
Tokio Marine Holdings, Inc.	60,183	1,713
Tokyo Electric Power Co., Inc. (The)	106,417	3,523
Tokyo Electron Ltd.	16,099	551
Tokyo Gas Co. Ltd.	210,706	1,058
Tokyu Corp.	110,573	548
Tokyu Land Corp.	48,723	180
TonenGeneral Sekiyu KK(a)	30,823	304
Toppan Printing Co. Ltd.	54,069	408
Toray Industries, Inc.(a)	124,146	619
Toshiba Corp.(a)	271,883	1,098
Tosoh Corp.	48,973	117
TOTO Ltd.(a)	24,662	152
Toyo Seikan Kaisha Ltd.	16,564	280
Toyota Industries Corp.	16,172	340
Toyota Motor Corp.	238,417	7,643
Toyota Tsusho Corp.	22,536	235
Trend Micro, Inc.(a)	10,071	343
Ube Industries Ltd.	109,587	299
Uni-Charm Corp.(a)	4,542	339
UNY Co. Ltd.	19,245	208
Ushio, Inc.	12,882	167
USS Co. Ltd.	2,572	135
West Japan Railway Co.	160	722
Yahoo Japan Corp.(a)	1,356	546
Yakult Honsha Co. Ltd.(a)	10,458	220
Yamada Denki Co. Ltd.	8,234	561
Yamaha Corp.	18,180	165
Yamaha Motor Co. Ltd.	20,871	215
Yamato Transport Co. Ltd.	37,600	481
Yokogawa Electric Corp.	24,866	160

		169,644

Jersey (0.1%)
Shire Ltd.	34,087	496
United Business Media Ltd.	12,917	94

		590

Luxembourg (0.5%)
ArcelorMittal	84,826	2,017
Millicom International Cellular SA	6,203	282
Reinet Investments SCA*	1,589	16

	Shares or
	Principal
	Amount ($)	Value ($)
SES	21,706	417
Tenaris SA	106,574	1,076

		3,808

Netherlands (2.7%)
Aegon NV	161,234	1,014
Akzo Nobel NV	27,970	1,145
ASML Holding NV	52,125	924
Corio NV(a)	5,935	271
Fugro NV	7,249	206
Heineken Holding NV	11,951	339
Heineken NV	28,482	867
ING Groep NV	229,972	2,343
Koninklijke (Royal) KPN NV	213,348	3,078
Koninklijke Ahold NV	143,825	1,757
Koninklijke DSM NV	17,118	436
Randstad Holding NV(a)	18,072	365
Reed Elsevier NV	76,992	901
Royal Philips Electronics NV	116,055	2,231
SBM Offshore NV	17,853	232
SNS Reaal	19,213	105
TomTom NV*(a)	5,325	38
TPG NV	44,648	854
Unilever NV	190,388	4,589
Wolters Kluwer NV	35,438	667

		22,362

New Zealand (0.5%)
Auckland International Airport Ltd.	570,142	539
Contact Energy Ltd.	149,835	641
Fletcher Building Ltd.	250,816	841
Sky City Entertainment Group Ltd.	303,860	554
Telecom Corp. of New Zealand Ltd.(a)	856,708	1,146

		3,721

Norway (0.8%)
Acergy SA	20,345	113
Aker Kvaerner ASA	21,833	140
DnB NOR ASA	107,541	415
Norske Skogindustrier ASA	78,944	314
Orkla ASA	120,492	783
Petroleum Geo-Services ASA*	17,811	70
Renewable Energy Corp. ASA*(a)	21,893	202
SeaDrill Ltd.(a)	39,983	315
Statoil ASA	183,477	2,987
Storebrand ASA	41,494	99
Telenor ASA	120,595	798
Yara International ASA	27,866	592

		6,828

Portugal (0.9%)
Banco BPI SA	50,115	122
Banco Comercial Portugues SA*	841,341	953
Banco Espirito Santo SA	76,873	715
Brisa-Auto-estradas de Portugal SA	96,658	719
CIMPOR-Cimentos de Portugal, SGPS, SA	91,406	442
Energias de Portugal SA	538,209	2,016
Galp Energia SGPS SA	61,040	609
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Portugal Telecom SGPS SA	192,503	1,624
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	65,338	337
Sonae, SGPS, SA	175,845	107

		7,644

Singapore (0.5%)
Capitaland Ltd.	120,369	260
City Developments Ltd.	31,164	138
DBS Group Holdings Ltd.	81,399	476
Keppel Corp. Ltd.	90,669	273
Oversea-Chinese Banking Corp. Ltd.	177,618	615
Singapore Airlines Ltd.	38,422	300
Singapore Exchange Ltd.(a)	60,850	215
Singapore Press Holdings Ltd.	108,022	233
Singapore Telecommunications Ltd.	531,164	941
United Overseas Bank Ltd.	87,109	781
UOL Group Ltd.	32,320	50
Venture Corp. Ltd.	14,245	43

		4,325

Spain (6.1%)
Abertis Infraestructuras SA	39,918	699
Acciona SA	4,041	500
Acerinox SA(a)	24,707	390
Actividades de Construccion y Servicios SA (ACS)(a)	26,785	1,216
Banco Bilbao Vizcaya Argentaria SA	499,070	6,007
Banco de Sabadell SA(a)	142,769	962
Banco Popular Espanol SA(a)	120,905	1,022
Banco Santander Central Hispano SA	1,127,733	10,580
Bankinter SA(a)	44,009	386
Cintra Concesiones de Infraestructuras de Transporte SA(a)	38,693	286
Corporacion Mapfre(a)	112,947	377
Criteria Caixacorp SA	122,816	475
Enagas	29,875	646
Fomento de Construcciones y Contratas SA(a)	7,227	234
Gamesa Corporacion Tecnologica SA	27,120	480
Gas Natural SDG SA(a)	16,723	448
Grifols SA	22,386	383
Grupo Ferrovial SA(a)	9,714	264
Iberdrola Renovables*	124,662	528
Iberdrola SA(a)	493,841	4,489
Iberia Lineas Aereas de Espana SA	84,978	234
Indra Sistemas SA	17,599	396
Industria de Diseno Textil SA(a)	31,990	1,393
Promotora de Informaciones SA(a)	11,695	37
Red Electrica Corporacion	17,243	863
Repsol YPF SA	105,804	2,221
Sacyr Vallehermoso Group SA(a)	11,645	103
Telefonica SA	598,625	13,188

	Shares or
	Principal
	Amount ($)	Value ($)
Union Fenosa SA(a)	54,382	1,340
Zardoya Otis SA	20,368	359

		50,506

Sweden (1.5%)
Alfa Laval AB(a)	31,575	270
ASSA ABLOY AB, Ser B(a)	26,521	297
Atlas Copco AB, Cl A	52,370	442
Atlas Copco AB, Cl B	29,774	224
Boliden AB(a)	21,500	48
Electrolux AB, Ser B(a)	25,536	216
Getinge AB, Cl B(a)	20,129	238
H&M Hennes & Mauritz AB(a)	40,350	1,560
Husqvarna AB, Cl B(a)	27,309	143
Investor AB, Cl B	37,863	560
Loomis AB, Cl B*	4,452	28
Lundin Petroleum AB*	22,067	114
Modern Times Group MTG AB, Cl B	5,127	109
Nordea Bank AB	166,562	1,153
Sandvik AB(a)	79,248	491
Scania AB	28,242	278
Securitas AB, Cl B	31,460	256
Skandinaviska Enskilda Banken AB(a)	40,113	308
Skanska AB, Cl B	32,041	314
SKF AB, Cl B	32,903	322
SSAB Svenskt Stal AB, Ser A	18,043	155
Svenska Cellulosa AB, Cl B	36,283	306
Svenska Handelsbanken AB, Cl A	38,523	614
Swedbank AB, Cl A(a)	30,756	173
Swedish Match AB	25,584	362
Tele2 AB, Cl B	27,830	243
Telefonaktiebolaget LM Ericsson	239,698	1,783
TeliaSonera AB	176,366	868
Volvo AB, Cl B	77,475	421

		12,296

Switzerland (2.0%)
ABB Ltd.	60,335	884
Adecco SA(a)	3,950	133
Compagnie Financiere Richemont SA, Cl A	16,732	319
Credit Suisse Group	31,486	843
Holcim Ltd.(a)	6,244	354
Julius Baer Holding AG	6,764	254
Nestle SA	101,116	3,954
Nobel Biocare Holding AG	3,386	68
Novartis AG(a)	64,414	3,191
Roche Holding AG	18,662	2,850
STMicroelectronics NV	69,140	459
Swiss Re(a)	9,918	469
Swisscom AG	770	246
Syngenta AG	3,064	577
UBS AG*	79,978	1,116
Zurich Financial Services AG	4,021	858

		16,575

United Kingdom (10.2%)
3i Group PLC	25,882	101
Allied Irish Banks PLC	32,822	79
AMEC PLC	18,815	133
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Anglo American PLC	71,543	1,590
Antofagasta PLC	24,738	151
Associated British Foods PLC	22,879	240
AstraZeneca PLC	79,105	3,192
Aviva PLC	138,292	775
BAE Systems PLC	194,831	1,055
Barclays PLC	440,550	971
BG Group PLC	183,808	2,528
BHP Billiton PLC	118,386	2,202
BP PLC	1,012,756	7,657
British American Tobacco PLC	109,862	2,842
British Energy Group PLC	58,257	648
British Land Co. PLC (The)	30,505	242
British Sky Broadcasting Group PLC	65,712	453
BT Group PLC	410,211	797
Bunzl PLC	22,073	187
Burberry Group PLC	29,204	93
Cable & Wireless PLC	153,064	344
Cadbury PLC	77,183	672
Cairn Energy PLC*	8,147	236
Capita Group PLC	38,999	414
Carnival PLC	9,351	203
Centrica PLC	274,551	1,050
Compass Group PLC	105,470	522
CRH PLC	20,584	518
Daily Mail & General Trust PLC	19,238	75
Diageo PLC	135,975	1,878
Enterprise Inns PLC	22,080	18
Eurasian Natural Resources Corp.	17,682	84
Experian PLC	60,788	377
FirstGroup PLC	30,704	192
Friends Provident PLC	137,954	171
G4S PLC	85,650	252
GKN PLC	30,998	43
GlaxoSmithKline PLC	282,567	5,217
Hammerson PLC	19,191	148
Hays PLC	93,256	93
HBOS PLC	296,193	294
Home Retail Group PLC	57,622	175
HSBC Holdings PLC	648,734	6,173
ICAP PLC	35,164	145
Imperial Tobacco Group PLC	55,484	1,475
InterContinental Hotels Group PLC	17,399	141
International Power PLC	86,248	298
Invensys PLC*	49,501	123
ITV PLC	219,652	126
J Sainsbury PLC	63,983	302
Johnson Matthey PLC	14,299	225
Kazakhmys PLC	8,165	27
Kingfisher PLC	146,109	284
Land Securities Group PLC	26,368	349
Legal & General Group PLC	316,171	349
Liberty International PLC(a)	17,080	117
Lloyds TSB Group PLC	311,501	564
Lonmin PLC	6,068	79
Man Group PLC	97,567	333
Man Group PLC — Deferred Shares*(c)(d)	88,581	—
Marks & Spencer Group PLC	90,073	278

	Shares or
	Principal
	Amount ($)	Value ($)
Mondi PLC	15,532	45
National Grid PLC	129,581	1,274
Next PLC	13,017	202
Old Mutual PLC	254,440	201
Pearson PLC	49,814	459
Persimmon PLC	13,659	45
Prudential PLC	133,677	800
Punch Taverns PLC	14,037	12
Reckitt Benckiser Group PLC	32,832	1,217
Reed Elsevier PLC	69,237	503
Rentokil Initial PLC	80,001	51
Rexam PLC	35,838	181
Rio Tinto PLC	53,767	1,152
Rolls-Royce PLC	106,830	515
Royal Bank of Scotland Group PLC (The)	973,351	691
Royal Dutch Shell PLC, Cl A	191,233	4,962
Royal Dutch Shell PLC, Cl B	146,309	3,630
RSA Insurance Group PLC	192,662	382
SABMiller PLC	50,411	843
Sage Group PLC (The)	88,713	217
Scottish & Southern Energy PLC	46,812	819
Segro PLC	29,444	105
Severn Trent PLC	15,915	274
Smith & Nephew PLC	54,482	343
Smiths Group PLC	25,679	327
Standard Chartered PLC	104,292	1,312
Standard Life PLC	123,957	360
Tate & Lyle PLC	30,699	177
Tesco PLC	425,741	2,203
Thomson Reuters PLC	11,336	246
Tomkins PLC	46,661	82
Tullow Oil PLC	44,491	422
Unilever PLC	69,498	1,577
United Utilities Group PLC	40,978	369
Vedanta Resources PLC	9,098	80
Vodafone Group PLC 2	,839,683	5,674
Whitbread PLC	11,759	155
William Hill Organization Ltd.	18,396	57
William Morrison Supermarkets PLC	140,244	565
Wolseley PLC	42,373	234
WPP PLC	60,108	348
Xstrata PLC	33,993	313

		83,724

Total Foreign Common Stocks		698,552

Foreign Preferred Stocks (0.6%)
Germany (0.6%)
Fresenius AG, 1.510%	13,348	759
Fresenius Medical Care AG, 1.230%	30,236	1,413
Porsche AG, 5.000%	13,542	1,050
ProSiebenSat.1 Media AG, 1.250%	12,431	41
RWE AG, 1.750%	5,143	386
Volkswagen AG, 1.210%(a)	15,917	860

		4,509

Italy (0.0%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
International Equity Index Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Compagnia Assicuratrice Unipol SpA, 0.125%	187,160	199

Total Foreign Preferred Stocks		4,708

Exchange Traded Funds (8.7%)
iShares MSCI EAFE Index Fund(a)	1,144,106	51,336
iShares MSCI Germany Index Fund(a)	388,109	7,460
iShares MSCI Italy Index Fund(a)	331,239	5,429
iShares MSCI Japan Index Fund	456,603	4,383
iShares MSCI Spain Index Fund(a)	88,308	3,341

Total Exchange Traded Funds		71,949

Rights — Foreign (0.0%)
Belgium (0.0%)
Fortis(a)(d)	246,479	—
Japan (0.0%)
Dowa Mining Rights(b)(c)(d)	500	—
Singapore (0.0%)
DBS Group Holdings Ltd.	40,699	85

Total Rights — Foreign		85

Short-Term Investments (13.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	4,099,941	4,100
Credit Suisse Enhanced Liquidity Fund(e)	103,143,173	103,143

Total Short-Term Investments		107,243

Total Investments (Cost $925,012)(f) — 107.1%		882,537
Liabilities in excess of other assets — (7.1)%		(58,797)

Net Assets — 100.0%		$823,740

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $98,462.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

Issue	Acquisition	Cost		Value	Percent of Net Assets
Descritption	Date	($)	Shares	($)	(%)
Dowa Mining Rights	05/18/07	—	1	—	—
OZ Minerals Ltd.	05/31/06	317	85	34	—

(c)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of December 31, 2008.

(d)	Market value is zero.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

PPS	Partially Protected Shares

REIT	Real Estate Investment Trust
The investment concentrations for the International Equity Index Fund as a percentage of net assets, by sector, as of December 31, 2008, were as follows:

Consumer Discretionary	9.5%
Consumer Staples	6.4
Energy	7.2
Exchange Traded Funds	8.7
Financials	19.9
Health Care	5.3
Industrials	10.4
Information Technology	4.4
Materials	7.0
Short-Term Investments	13.0
Telecommunication Services	7.0
Transportation	0.3
Utilities	8.0
Amounts designated as “-” are $0 or have been rounded to $0.
At December 31, 2008 the Fund’s foreign currency contracts were as follows:

					Unrealized
		Amount in Local	Contract Value in		Appreciation
Currency	Delivery Date	Currency	USD ($)	Market Value ($)	(Depreciation) ($)

Long:
Australian Dollar	01/06/09	1,096	774	763	(11)
Australian Dollar	01/06/09	1,198	851	834	(17)
British Pound	01/06/09	1,630	2,378	2,342	(36)
British Pound	01/06/09	1,792	2,616	2,575	(41)
Danish Krone	01/06/09	1,280	240	239	(1)
Danish Krone	01/06/09	1,406	264	263	(1)
Euro	01/06/09	7,397	10,322	10,279	(43)
Euro	01/06/09	8,122	11,354	11,287	(67)
Hong Kong Dollar	01/06/09	1,349	174	174	—
Hong Kong Dollar	01/06/09	1,483	191	191	—
Japanese Yen	01/06/09	439,448	4,844	4,849	5
Japanese Yen	01/06/09	483,003	5,328	5,330	2
New Zealand Dollar	01/06/09	177	104	103	(1)
New Zealand Dollar	01/06/09	195	114	114	—
Norwegian Krone	01/06/09	1,351	194	193	(1)
Norwegian Krone	01/06/09	1,483	213	212	(1)
Singapore Dollar	01/06/09	198	138	138	—
Singapore Dollar	01/06/09	217	152	151	(1)
Sweedish Krona	01/07/09	2,798	356	354	(2)
Sweedish Krona	01/07/09	3,063	392	388	(4)
Swiss Franc	01/06/09	509	476	478	2
Swiss Franc	01/06/09	559	524	525	1

Total Long Contracts			$41,999	$41,782	$(217)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.5%)
Consumer Discretionary (8.7%)
Burger King Holdings, Inc.(a)	239,000	5,707
Home Depot, Inc. (The)	350,000	8,057
Johnson Controls, Inc.	225,000	4,086
McDonald’s Corp.	103,000	6,406
McGraw-Hill Cos., Inc. (The)(a)	190,000	4,406
Target Corp.(a)	200,000	6,906
Time Warner, Inc.	500,000	5,030
Walt Disney Co. (The)(a)	262,000	5,945

		46,543

Consumer Staples (13.5%)
Cadbury PLC SP ADR	184,000	6,563
CVS Caremark Corp.(a)	325,000	9,341
Dr Pepper Snapple Group, Inc.*	357,000	5,801
Kellogg Co.	160,000	7,016
Kraft Foods, Inc.	312,000	8,377
PepsiCo, Inc.	160,000	8,763
Philip Morris International, Inc.	170,000	7,397
Procter & Gamble Co. (The)	130,000	8,037
Wal-Mart Stores, Inc.(a)	195,000	10,932

		72,227

Energy (13.8%)
Anadarko Petroleum Corp.(a)	180,000	6,939
Cameron International Corp.*(a)	165,000	3,382
Chevron Corp.	235,000	17,383
Devon Energy Corp.	94,000	6,177
Exxon Mobil Corp.	240,000	19,158
Halliburton Co.(a)	411,000	7,472
Marathon Oil Corp.	355,000	9,713
Total SA SP ADR	69,000	3,816

		74,040

Financials (12.8%)
Berkshire Hathaway, Inc., Cl B*(a)	3,400	10,928
Goldman Sachs Group, Inc. (The)(a)	60,000	5,063
Invesco Ltd.(a)	412,000	5,949
JPMorgan Chase & Co.(a)	275,000	8,671
Marshall & Ilsley Corp.(a)	410,000	5,592
MetLife, Inc.(a)	256,000	8,924
State Street Corp.(a)	132,000	5,192
Travelers Cos., Inc. (The)	225,000	10,170
Wells Fargo & Co.(a)	264,000	7,783

		68,272

Health Care (13.3%)
Bristol-Myers Squibb Co.	365,000	8,486
C.R. Bard, Inc.	36,000	3,033
Covidien Ltd.	123,000	4,458
Express Scripts, Inc.*(a)	90,000	4,948
Johnson & Johnson(a)	196,000	11,727
Medtronic, Inc.	275,000	8,640
Pfizer, Inc.(a)	443,000	7,846
Schering-Plough Corp.	500,000	8,515
Teva Pharmaceutical Industries Ltd. ADR(a)	158,000	6,726
Thermo Fisher Scientific, Inc.*(a)	200,000	6,814

		71,193

	Shares or
	Principal
	Amount ($)	Value ($)
Industrials (10.5%)
Cooper Industries Ltd., Cl A	92,000	2,689
Danaher Corp.(a)	116,000	6,567
Eaton Corp.	132,000	6,562
Emerson Electric Co.	249,000	9,116
General Electric Co.(a)	325,000	5,265
Goodrich Corp.	215,000	7,959
Raytheon Co.(a)	78,000	3,981
Tyco International Ltd.	225,000	4,860
United Technologies Corp.	173,000	9,273

		56,272

Information Technology (18.0%)
Accenture Ltd., Cl A	224,000	7,345
Adobe Systems, Inc.*(a)	250,000	5,322
Agilent Technologies, Inc.*	266,000	4,158
Altera Corp.(a)	124,000	2,072
Cisco Systems, Inc.*(a)	550,000	8,965
Google, Inc., Cl A*	27,000	8,307
Intel Corp.(a)	600,000	8,796
International Business Machines Corp.(a)	100,000	8,416
Microsoft Corp.(a)	500,000	9,720
Nokia Corp. ADR	192,000	2,995
Oracle Corp.*(a)	500,000	8,865
QUALCOMM, Inc.	245,000	8,778
Symantec Corp.*(a)	497,000	6,719
Western Union Co.(a)	420,000	6,023

		96,481

Materials (2.3%)
Freeport-McMoRan Copper & Gold, Inc.(a)	132,000	3,226
Praxair, Inc.	150,000	8,904

		12,130

Telecommunication Services (2.9%)
AT&T, Inc.	550,000	15,675

Utilities (1.7%)
Edison International	275,000	8,833

Total Common Stocks		521,666

Exchange Traded Fund (1.0%)
Utilities Select Sector SPDR Fund	178,000	5,168

Total Exchange Traded Fund		5,168

Short-Term Investment (28.7%)
Credit Suisse Enhanced Liquidity Fund(b)	153,687,803	153,688

Total Short-Term Investment		153,688

Money Market Fund (1.7%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	9,124,886	9,125

Total Money Market Fund		9,125

Total Investments (Cost $729,491)(d) — 128.9%		689,647
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Core Equity Fund

Liabilities in excess of other assets — (28.9)%	(154,664)

Net Assets — 100.0%	$534,983

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $148,748.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

SPDR	Standard & Poors Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (96.8%)
Consumer Discretionary (7.9%)
DIRECTV Group, Inc. (The)*(a)	423,900	9,711
Kohl’s Corp.*(a)	79,500	2,878
Lowe’s Cos., Inc.(a)	247,700	5,330
McDonald’s Corp.(a)	216,250	13,449
NIKE, Inc., Cl B(a)	106,450	5,429
Target Corp.(a)	111,611	3,854

		40,651

Consumer Staples (17.1%)
Avon Products, Inc.	225,273	5,413
Colgate-Palmolive Co.(a)	140,421	9,625
Costco Wholesale Corp.(a)	146,195	7,675
CVS Caremark Corp.(a)	271,200	7,794
General Mills, Inc.	38,600	2,345
Kroger Co. (The)(a)	120,100	3,172
PepsiCo, Inc.	252,754	13,843
Philip Morris International, Inc.	378,900	16,486
Procter & Gamble Co. (The)	41,700	2,578
TJX Cos., Inc. (The)(a)	252,100	5,186
Wal-Mart Stores, Inc.(a)	244,900	13,729

		87,846

Energy (8.2%)
Cameron International Corp.*(a)	220,500	4,520
Exxon Mobil Corp.(a)	181,590	14,496
Occidental Petroleum Corp.(a)	190,000	11,398
Schlumberger Ltd.(a)	170,962	7,237
Transocean Ltd.*(a)	97,252	4,595

		42,246

Financials (4.2%)
AFLAC, Inc.	237,925	10,906
Bank of America Corp.	101,400	1,428
Bank of New York Mellon Corp.	146,200	4,142
Visa, Inc., Cl A(a)	93,721	4,916

		21,392

Health Care (17.8%)
Abbott Laboratories	47,600	2,540
Allergan, Inc.	193,975	7,821
Amgen, Inc.*(a)	118,100	6,820
Baxter International, Inc.	230,968	12,378
Becton, Dickinson & Co.	131,600	9,000
Covance, Inc.*(a)	47,060	2,166
Express Scripts, Inc.*(a)	179,080	9,846
Genentech, Inc.*	116,900	9,692
Gilead Sciences, Inc.*(a)	295,975	15,137
Johnson & Johnson(a)	47,299	2,830
Novartis AG ADR	141,300	7,031
Thermo Fisher Scientific, Inc.*(a)	177,800	6,058

		91,319

Industrials (10.8%)
Caterpillar, Inc.(a)	97,500	4,355
Emerson Electric Co.	312,279	11,433
First Solar, Inc.*(a)	26,900	3,711
Honeywell International, Inc.	303,871	9,976
Raytheon Co.(a)	202,949	10,359
Union Pacific Corp.(a)	164,400	7,858

	Shares or
	Principal
	Amount ($)	Value ($)
Waste Management, Inc.(a)	238,800	7,914

		55,606

Information Technology (27.5%)
Adobe Systems, Inc.*	288,975	6,152
Analog Devices, Inc.	167,000	3,176
Apple, Inc.*(a)	132,695	11,326
Baidu.com, Inc. ADR*(a)	15,300	1,998
Cisco Systems, Inc.*	535,018	8,721
Google, Inc., Cl A*	46,953	14,445
Hewlett-Packard Co.	215,879	7,834
Intel Corp.	824,030	12,080
International Business Machines Corp.(a)	238,812	20,098
Juniper Networks, Inc.*(a)	197,200	3,453
McAfee, Inc.*(a)	178,900	6,185
Microsoft Corp.(a)	860,322	16,725
Oracle Corp.*(a)	851,333	15,094
QUALCOMM, Inc.(a)	382,500	13,705

		140,992

Materials (3.3%)
Monsanto Co.(a)	125,500	8,829
Praxair, Inc.	136,705	8,115

		16,944

Total Common Stocks		496,996

Short-Term Investment (39.6%)
Credit Suisse Enhanced Liquidity Fund(b)	203,267,750	203,268

Total Short-Term Investment		203,268

Money Market Fund (3.1%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	15,716,923	15,717

Total Money Market Fund		15,717

Total Investments (Cost $760,629)(d) — 139.5%		715,981
Liabilities in excess of other assets — (39.5)%		(202,744)

Net Assets — 100.0%		$513,237

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $198,057.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.7%)
Consumer Discretionary (7.0%)
Big Lots, Inc.*	15,410	223
Comcast Corp., Cl A	37,110	626
Eastman Kodak Co.	36,440	240
Family Dollar Stores, Inc.	10,949	285
Gap, Inc. (The)	21,788	292
Harman International Industries, Inc.	17,598	294
Interpublic Group of Cos., Inc.*	65,993	261
KB Home	18,267	249
Lennar Corp., Cl A	29,357	255
Omnicom Group, Inc.	11,668	314
Polo Ralph Lauren Corp.	5,781	263
Ross Stores, Inc.	8,637	257
Sherwin-Williams Co. (The)	5,069	303
Time Warner, Inc.	52,412	527

		4,389

Consumer Staples (13.2%)
Altria Group, Inc.	53,270	802
Campbell Soup Co.	20,658	620
Dean Foods Co.*	41,846	752
Dollar Tree, Inc.*	5,930	248
H.J. Heinz Co.	17,694	665
Procter & Gamble Co. (The)	32,003	1,978
RadioShack Corp.	23,738	283
Safeway, Inc.	29,649	705
SYSCO Corp.	30,192	693
Wal-Mart Stores, Inc.	27,144	1,522

		8,268

Energy (12.3%)
Anadarko Petroleum Corp.	16,939	653
Cameron International Corp.*	27,736	568
ConocoPhillips	21,216	1,099
Exxon Mobil Corp.	45,091	3,600
FMC Technologies, Inc.*	19,893	474
Sunoco, Inc.	14,155	615
Valero Energy Corp.	31,753	687

		7,696

Financials (15.1%)
Alliance Data Systems Corp.*	13,390	623
Ameriprise Financial, Inc.	22,442	524
Annaly Capital Management, Inc.	26,070	414
Aon Corp.	10,234	468
Apartment Investment & Management Co., Cl A	32,526	376
Capital One Financial Corp.	14,060	448
Chubb Corp. (The)	9,947	507
Discover Financial Services	38,547	367
Equity Residential REIT	13,898	414
HCP, Inc. REIT	20,658	574
Health Care REIT, Inc.	10,396	439
Huntington Bancshares, Inc.	49,925	382
Lincoln National Corp.	30,664	578
MetLife, Inc.	19,511	681
Prudential Financial, Inc.	19,824	600
Simon Property Group, Inc. REIT	9,277	493
Torchmark Corp.	10,752	481
Travelers Cos., Inc. (The)	13,390	605

	Shares or
	Principal
	Amount ($)	Value ($)
Unum Group	26,487	493

		9,467

Health Care (14.2%)
Amgen, Inc.*	15,920	919
Biogen Idec, Inc.*	12,912	615
Boston Scientific Corp.*	79,861	618
Eli Lilly & Co.	20,850	840
Express Scripts, Inc.*	9,851	542
Forest Laboratories, Inc.*	21,711	553
Johnson & Johnson	21,062	1,260
King Pharmaceuticals, Inc.*	50,299	534
Pfizer, Inc.	78,547	1,391
Quest Diagnostics, Inc.	11,006	571
Warner Chilcott Ltd., Cl A*	34,623	502
Watson Pharmaceuticals, Inc.*	20,376	542

		8,887

Industrials (11.1%)
CSX Corp.	13,486	438
Dover Corp.	13,853	456
Equifax, Inc.	16,259	431
Flowserve Corp.	8,894	458
Fluor Corp.	9,472	425
General Dynamics Corp.	9,931	572
Goodrich Corp.	11,764	436
L-3 Communications Holdings, Inc.	6,104	450
Northrop Grumman Corp.	11,381	513
Raytheon Co.	10,343	528
Republic Services, Inc.	16,760	415
Union Pacific Corp.	11,189	535
United Technologies Corp.	14,538	779
Waste Management, Inc.	15,515	514

		6,950

Information Technology (14.7%)
Affiliated Computer Services, Inc., Cl A*	14,921	686
Automatic Data Processing, Inc.	19,320	760
Broadcom Corp., Cl A*	42,466	721
CA, Inc.	40,499	750
Computer Sciences Corp.*	21,711	763
Compuware Corp.*	102,663	693
Lexmark International, Inc.*	23,415	630
LSI Logic Corp.*	204,454	673
Marvel Technology Group Ltd.*	99,341	662
QLogic Corp.*	54,974	739
Symantec Corp.*	57,353	775
Teradata Corp.*	44,171	655
Xilinx, Inc.	38,699	690

		9,197

Materials (1.7%)
Peabody Energy Corp.	26,683	607
Sigma-Aldrich Corp.	10,234	432

		1,039

Telecommunication Services (3.6%)
American Tower Corp., Cl A*	5,164	151
AT&T, Inc.	46,447	1,324
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Quantitative Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Verizon Communications, Inc.	23,382	793

		2,268

Transportation (2.0%)
Burlington Northern Santa Fe Corp.	6,790	514
Expeditors International of Washington, Inc.	12,338	411
J.B. Hunt Transport Services, Inc.	13,295	349

		1,274

Utilities (3.8%)
AES Corp. (The)*	43,613	359
Alliant Energy Corp.	9,374	274
Calpine Corp.*	31,658	230
CenterPoint Energy, Inc.	23,913	302
DTE Energy Co.	9,250	330
NRG Energy, Inc.*	12,147	283
NSTAR	7,651	279
Sempra Energy	8,225	351

		2,408

Total Common Stocks		61,843

Money Market Fund (1.1%)
RidgeWorth Institutional Cash Management Money Market Fund(a)	684,213	684

Total Money Market Fund		684

Total Investments (Cost $68,944)(b) — 99.8%		62,527
Other assets in excess of liabilities — 0.2%		114

Net Assets — 100.0%		$62,641

*	Non-income producing security.

(a)	Affiliate investment.

(b)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (93.2%)
Consumer Discretionary (8.7%)
Home Depot, Inc. (The)(a)	1,313,350	30,233
J.C. Penney Co., Inc.(a)	1,031,850	20,328
Mattel, Inc.	1,334,400	21,350
News Corp., Cl A(a)	1,226,200	11,146
Time Warner, Inc.(a)	1,661,233	16,712

		99,769

Consumer Staples (11.2%)
Campbell Soup Co.	394,600	11,842
Colgate-Palmolive Co.	242,100	16,594
ConAgra Foods, Inc.(a)	1,562,750	25,785
CVS Caremark Corp.(a)	383,650	11,026
PepsiCo, Inc.	416,700	22,823
Procter & Gamble Co. (The)	251,900	15,572
Sara Lee Corp.(a)	2,464,550	24,128

		127,770

Energy (12.9%)
Chevron Corp.	261,200	19,321
ConocoPhillips(a)	383,807	19,881
Exxon Mobil Corp.(a)	426,900	34,079
Marathon Oil Corp.	835,050	22,847
Talisman Energy, Inc.	2,241,650	22,394
Tidewater, Inc.(a)	202,181	8,142
XTO Energy, Inc.(a)	589,950	20,808

		147,472

Financials (14.1%)
Bank of America Corp.(a)	1,972,525	27,773
Franklin Resources, Inc.(a)	612,800	39,083
JPMorgan Chase & Co.(a)	1,108,366	34,947
Travelers Cos., Inc. (The)	678,350	30,662
Wells Fargo & Co.(a)	969,050	28,568

		161,033

Health Care (11.3%)
Beckman Coulter, Inc.	218,950	9,621
Bristol-Myers Squibb Co.(a)	767,650	17,848
Cardinal Health, Inc.	339,713	11,710
Johnson & Johnson(a)	508,150	30,402
Merck & Co., Inc.(a)	955,600	29,050
Pfizer, Inc.(a)	688,700	12,197
Quest Diagnostics, Inc.	132,750	6,891
Wyeth(a)	301,650	11,315

		129,034

Industrials (13.5%)
3M Co.(a)	180,900	10,409
Autoliv, Inc.(a)	319,000	6,846
Cummins, Inc.	341,000	9,115
Emerson Electric Co.	677,354	24,798
General Electric Co.(a)	977,423	15,834
PPG Industries, Inc.(a)	516,700	21,924
Rockwell Automation, Inc.	429,750	13,855
SPX Corp.	266,350	10,800
United Parcel Service, Inc., Cl B(a)	312,850	17,257

	Shares or
	Principal
	Amount ($)	Value ($)
United Technologies Corp.(a)	441,250	23,651

		154,489

Information Technology (7.5%)
Harris Corp.(a)	516,825	19,665
Intel Corp.	948,750	13,909
Intersil Corp., Cl A(a)	693,600	6,374
Microsoft Corp.(a)	706,050	13,726
Nokia Corp. ADR	426,950	6,660
Seagate Technology(a)	747,900	3,313
Texas Instruments, Inc.(a)	916,200	14,220
Tyco Electronics Ltd.	500,500	8,113

		85,980

Materials (3.8%)
Air Products & Chemicals, Inc.	243,550	12,243
E.I. du Pont de Nemours & Co.(a)	441,000	11,157
Ecolab, Inc.	326,750	11,485
Sonoco Products Co.	373,332	8,647

		43,532

Telecommunication Services (5.6%)
AT&T, Inc.	1,104,400	31,476
Verizon Communications, Inc.(a)	975,160	33,058

		64,534

Utilities (4.6%)
Edison International	319,400	10,259
Entergy Corp.(a)	112,650	9,364
Public Service Enterprise Group, Inc.(a)	500,950	14,613
Questar Corp.	576,685	18,852

		53,088

Total Common Stocks		1,066,701

Short-Term Investment (20.7%)
Credit Suisse Enhanced Liquidity Fund(b)	237,775,950	237,776

Total Short-Term Investment		237,776

Money Market Fund (6.6%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	76,126,842	76,127

Total Money Market Fund		76,127

Total Investments (Cost $1,538,965)(d) — 120.5%		1,380,604
Liabilities in excess of other assets — (20.5)%		(234,468)

Net Assets — 100.0%		$1,146,136

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $230,356.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Large Cap Value Equity Fund
ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (97.5%)
Consumer Discretionary (15.0%)
Advance Auto Parts, Inc.	42,150	1,418
American Eagle Outfitters, Inc.(a)	113,601	1,063
BorgWarner, Inc.(a)	37,439	815
Burger King Holdings, Inc.	63,725	1,522
Darden Restaurants, Inc.	41,000	1,155
Hanesbrands, Inc.*	54,227	691
Jack in the Box, Inc.*(a)	66,960	1,479
Mattel, Inc.	77,437	1,239
McGraw-Hill Cos., Inc. (The)(a)	36,620	849
Mohawk Industries, Inc.*(a)	27,225	1,170
Nordstrom, Inc.(a)	55,338	737
Omnicom Group, Inc.(a)	30,890	832
Scripps Networks Interactive, Inc., Cl A(a)	35,685	785
Whirlpool Corp.(a)	11,029	456

		14,211

Consumer Staples (7.3%)
Cadbury PLC SP ADR	22,215	793
Church & Dwight Co., Inc.	23,403	1,314
Clorox Co. (The)(a)	22,197	1,233
Dr Pepper Snapple Group, Inc.*	69,610	1,131
J. M. Smucker Co. (The)	28,995	1,257
Lorillard, Inc.	7,580	427
Pepsi Bottling Group, Inc. (The)	35,460	798

		6,953

Energy (7.4%)
Anadarko Petroleum Corp.	23,230	896
Arch Coal, Inc.	24,140	393
Cameron International Corp.*(a)	43,028	882
Cimarex Energy Co.	29,210	782
Core Laboratories NV	11,347	679
Diamond Offshore Drilling, Inc.(a)	13,845	816
Murphy Oil Corp.	15,775	700
Noble Energy, Inc.	24,930	1,227
Spectra Energy Corp.	44,475	700

		7,075

Financials (15.2%)
Ameriprise Financial, Inc.	20,315	475
Arch Capital Group Ltd.*(a)	19,584	1,373
Discover Financial Services(a)	112,000	1,067
Entertainment Properties Trust REIT(a)	17,700	527
Equity Residential REIT	12,000	358
Hartford Financial Services Group, Inc. (The)	13,785	226
HCP, Inc. REIT	8,500	236
Hudson City Bancorp, Inc.	40,635	649
Invesco Ltd.	74,860	1,081
Janus Capital Group, Inc.(a)	70,435	566
Jones Lang LaSalle, Inc.(a)	19,000	526
M&T Bank Corp.(a)	17,407	999
Markel Corp.*	770	230
Marshall & Ilsley Corp.(a)	72,254	986
Northern Trust Corp.	16,505	861
Progressive Corp. (The)	42,540	630
Public Storage REIT	4,800	382

	Shares or
	Principal
	Amount ($)	Value ($)
Raymond James Financial, Inc.(a)	53,310	913
SL Green Realty Corp.(a)	16,850	436
StanCorp Financial Group, Inc.	27,520	1,149
T. Rowe Price Group, Inc.(a)	15,230	540
Weingarten Realty Investors REIT	11,500	238

		14,448

Health Care (10.1%)
Becton, Dickinson & Co.	15,602	1,067
C.R. Bard, Inc.	6,560	553
Celgene Corp.*(a)	12,000	663
Cephalon, Inc.*(a)	17,310	1,334
Endo Pharmaceuticals Holdings, Inc.*(a)	51,233	1,326
Express Scripts, Inc.*(a)	22,800	1,253
Laboratory Corp. of America Holdings*(a)	20,600	1,327
Thermo Fisher Scientific, Inc.*(a)	30,907	1,053
Universal Health Services, Inc., Cl B(a)	27,624	1,038

		9,614

Industrials (12.4%)
Cooper Industries Ltd., Cl A	11,350	332
Copart, Inc.*(a)	42,262	1,149
Covanta Holding Corp.*(a)	59,471	1,306
CSX Corp.	21,832	709
Curtiss-Wright Corp.(a)	37,473	1,251
Dover Corp.	36,324	1,196
Eaton Corp.	27,263	1,355
Goodrich Corp.	33,423	1,237
L-3 Communications Holdings, Inc.	15,983	1,179
PACCAR, Inc.	25,746	737
Rockwell Automation, Inc.	42,247	1,362

		11,813

Information Technology (15.7%)
Adobe Systems, Inc.*	40,547	863
Agilent Technologies, Inc.*	55,490	867
Altera Corp.(a)	27,270	456
Amdocs Ltd.*	49,290	901
Analog Devices, Inc.	35,675	678
BMC Software, Inc.*(a)	51,421	1,384
Harris Corp.	36,400	1,385
Juniper Networks, Inc.*(a)	75,048	1,314
NCR Corp.*	80,706	1,141
Polycom, Inc.*(a)	57,045	771
Sybase, Inc.*(a)	55,074	1,364
Symantec Corp.*(a)	79,230	1,071
Teradata Corp.*	68,292	1,013
Western Union Co.	50,460	724
Xilinx, Inc.(a)	54,200	966

		14,898

Materials (5.0%)
Air Products & Chemicals, Inc.	19,750	993
Albemarle Corp.(a)	49,064	1,094
FMC Corp.	24,377	1,090
Packaging Corp. of America	53,527	721
Steel Dynamics, Inc.(a)	77,011	861

		4,759

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Core Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Telecommunication Services (2.2%)
NTELOS Holdings Corp.(a)	50,428	1,243
Telephone & Data Systems, Inc.	25,475	809

		2,052

Utilities (7.2%)
Edison International	35,960	1,155
MDU Resources Group, Inc.	60,200	1,299
OGE Energy Corp.	46,775	1,206
ONEOK, Inc.	30,525	889
Pepco Holdings, Inc.	55,720	989
PG&E Corp.	34,300	1,328

		6,866

Total Common Stocks		92,689

Exchange Traded Funds (1.7%)
SPDR KBW Regional Banking ETF(a)	28,300	825
iShares Dow Jones U.S. Real Estate Index Fund(a)	21,900	816

Total Exchange Traded Funds		1,641

Short-Term Investment (31.2%)
Credit Suisse Enhanced Liquidity Fund(b)	29,723,833	29,724

Total Short-Term Investment		29,724

Money Market Fund (1.5%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	1,453,808	1,454

Total Money Market Fund		1,454

Total Investments (Cost $151,724)(d) — 131.9%		125,508
Liabilities in excess of other assets — (31.9)%		(30,373)

Net Assets — 100.0%		$95,135

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $28,667.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard & Poors Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Mid-Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (93.0%)
Consumer Discretionary (9.2%)
Autoliv, Inc.(a)	144,800	3,107
Darden Restaurants, Inc.	37,800	1,065
Gap, Inc. (The)(a)	300,100	4,019
Harman International Industries, Inc.	241,300	4,037
Mattel, Inc.(a)	423,000	6,768
Meredith Corp.(a)	222,500	3,725

		22,721

Consumer Staples (11.0%)
Campbell Soup Co.	123,800	3,715
ConAgra Foods, Inc.(a)	311,600	5,142
Pepsi Bottling Group, Inc. (The)	262,300	5,904
Safeway, Inc.(a)	235,000	5,586
Sara Lee Corp.	698,400	6,837

		27,184

Energy (12.1%)
CONSOL Energy, Inc.(a)	136,000	3,887
Marathon Oil Corp.	159,900	4,375
Talisman Energy, Inc.	500,900	5,004
Tidewater, Inc.(a)	126,300	5,086
Williams Cos., Inc. (The)(a)	421,600	6,105
XTO Energy, Inc.	160,900	5,675

		30,132

Financials (15.4%)
Franklin Resources, Inc.	152,600	9,732
Hanover Insurance Group, Inc. (The)	134,600	5,784
HCC Insurance Holdings, Inc.(a)	155,300	4,154
KeyCorp(a)	443,100	3,775
Lazard Ltd., Cl A(a)	192,100	5,713
People’s United Financial, Inc.	362,700	6,467
Raymond James Financial, Inc.(a)	147,600	2,528

		38,153

Health Care (5.5%)
Beckman Coulter, Inc.	129,900	5,708
Cardinal Health, Inc.	128,300	4,422
Quest Diagnostics, Inc.	66,300	3,442

		13,572

Industrials (8.0%)
Emerson Electric Co.	118,900	4,353
FedEx Corp.	58,700	3,766
Rockwell Automation, Inc.	130,100	4,194
Southwest Airlines Co.(a)	319,700	2,756
SPX Corp.	118,200	4,793

		19,862

Information Technology (11.6%)
Harris Corp.	223,300	8,497
Intersil Corp., Cl A	335,700	3,085
Motorola, Inc.(a)	1,024,600	4,539
Paychex, Inc.(a)	193,800	5,093
Seagate Technology	882,400	3,909

	Shares or
	Principal
	Amount ($)	Value ($)
Tyco Electronics Ltd.	228,800	3,709

		28,832

Materials (8.9%)
Air Products & Chemicals, Inc.	97,800	4,917
Ecolab, Inc.	88,600	3,114
Lubrizol Corp. (The)	139,600	5,080
PPG Industries, Inc.	92,400	3,921
Sonoco Products Co.	170,500	3,949
Weyerhaeuser Co.	39,900	1,221

		22,202

Telecommunication Services (0.7%)
Qwest Communications International, Inc.(a)	482,800	1,757

Utilities (10.6%)
Allegheny Energy, Inc.	144,200	4,883
American Electric Power Co., Inc.	95,000	3,161
Edison International	155,800	5,004
Entergy Corp.	32,100	2,668
Sempra Energy(a)	122,700	5,231
TECO Energy, Inc.(a)	428,000	5,286

		26,233

Total Common Stocks		230,648

Short-Term Investment (18.9%)
Credit Suisse Enhanced Liquidity Fund(b)	46,841,250	46,841

Total Short-Term Investment		46,841

Money Market Fund (6.8%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	16,907,770	16,908

Total Money Market Fund		16,908

Total Investments (Cost $329,566)(d) — 118.7%		294,397
Liabilities in excess of other assets — (18.7)%		(46,444)

Net Assets — 100.0%		$247,953

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $44,879.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (113.2%)
Common Stocks (113.2%)
Casinos & Gaming (1.5%)
International Speedway Corp., Cl A	1,800	52
Monarch Casino & Resort, Inc.*	3,500	41

		93

Diversified (4.5%)
Cornell Companies, Inc.*	7,600	141
PICO Holdings, Inc.*	2,700	72
Vornado Realty Trust REIT	1,200	73

		286

Health Care (15.7%)
Cogdell Spencer, Inc. REIT	3,800	36
HCP, Inc. REIT	4,700	131
LifePoint Hospitals, Inc.*	1,200	27
LTC Properties, Inc. REIT	2,600	53
National Health Investors, Inc. REIT	2,700	74
National Healthcare Corp.	2,200	111
OMEGA Healthcare Investors, Inc.	3,400	54
Psychiatric Solutions, Inc.*	4,200	117
Sun Healthcare Group, Inc.*	3,400	30
Universal Health Realty Income Trust REIT	900	30
Universal Health Services, Inc., Cl B	2,000	75
Ventas, Inc. REIT	7,600	255

		993

Heavy Construction (8.3%)
KBR, Inc.	3,700	56
Layne Christensen Co.*	19,000	456
The Shaw Group, Inc.*	600	13

		525

Homebuilders (2.5%)
M/I Homes, Inc.	2,200	23
NVR, Inc.*	300	137

		160

Hotels & Leisure Properties (8.5%)
Cedar Fair LP	14,100	177
Hospitality Properties Trust REIT	13,200	196
Interval Leisure Group, Inc.*	6,700	36
Life Time Fitness, Inc.*	1,100	14
Morgans Hotel Group Co.*	6,900	32
Wyndham Worldwide Corp.	12,900	85

		540

Industrial (10.7%)

	Shares or
	Principal
	Amount ($)	Value ($)
Public Storage REIT	7,900	628
Sovran Self Storage, Inc. REIT	1,400	50

		678

Land & Forest Products (6.2%)
Clearwater Paper Corp.*	913	8
Potlatch Corp.	5,900	153
Rayonier, Inc. REIT	7,300	229

		390

Mortgage (1.3%)
American Capital Agency Corp. REIT	800	17
Anworth Mortgage Asset Corp. REIT	4,800	31
MFA Mortgage Investments, Inc. REIT	1,700	10
NorthStar Realty Finance Corp. REIT	6,300	25

		83

Office (11.7%)
Alexandria Real Estate Equities, Inc.	300	18
Boston Properties, Inc. REIT	1,500	83
Duke Realty Corp. REIT	14,100	155
Highwoods Properties, Inc. REIT	6,500	178
Liberty Property Trust REIT	6,100	139
Mack-Cali Realty Corp. REIT	7,000	171

		744

Real Estate Services (1.8%)
Getty Realty Corp. REIT	5,000	105
McDermott International, Inc.*	700	7

		112

Residential (18.3%)
American Campus Communities, Inc. REIT	5,600	115
Apartment Investment & Management Co., Cl A	3,614	42
Associated Estates Realty Corp. REIT	5,500	50
AvalonBay Communities, Inc. REIT	4,500	273
Equity Lifestyle Properties, Inc. REIT	3,400	130
Equity Residential REIT	7,900	236
Essex Property Trust, Inc. REIT	2,300	176
Mid-America Apartment Communities, Inc. REIT	3,700	137

		1,159

Retail (22.2%)
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Real Estate 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Federal Realty Investment Trust REIT	800	50
Inland Real Estate Corp. REIT	5,700	74
National Retail Properties, Inc. REIT	11,400	196
Realty Income Corp. REIT	8,200	190
Regency Centers Corp. REIT	2,900	135
Simon Property Group, Inc. REIT	8,700	461
Tanger Factory Outlet Centers, Inc. REIT	5,500	207
Urstadt Biddle Properties, Cl A REIT	5,900	94

		1,407

Total Common Stocks		7,170

Short-Term Investment (0.0%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	1,430	1

Total Short-Term Investment		1

Total Investments —113.2%
Total Long Positions (Cost $7,470)(a)		7,171

Other assets in excess of liabilities — 0.9%		60
Short Positions (see summary below) — (14.1)%		(896)

Net Assets — 100.0%		$6,335

Short Positions ((14.1)%)
Common Stocks Sold Short ((14.1)%)
Diversified ((2.2)%)
Colonial Properties Trust REIT	(5,700)	(47)
First American Corp.	(1,300)	(38)
The St. Joe Co.*	(2,200)	(54)

		(139)

Health Care ((1.1)%)
Brookdale Senior Living, Inc.	(3,100)	(17)
Senior Housing Properties Trust REIT	(2,900)	(52)

		(69)

Heavy Construction ((1.3)%)
Quanta Services, Inc.*	(800)	(16)
Sterling Construction Co., Inc.*	(1,100)	(20)
URS Corp.*	(1,200)	(49)

		(85)

Homebuilders ((2.2)%)
Centex Corp.	(8,700)	(93)
KB Home	(1,500)	(20)
M.D.C. Holdings, Inc.	(400)	(12)
The Ryland Group, Inc.	(1,000)	(18)

		(143)

Hotels & Leisure Properties ((1.2)%)

	Shares or
	Principal
	Amount ($)	Value ($)
Choice Hotels International, Inc.	(600)	(18)
Host Hotels & Resorts, Inc. REIT	(2,500)	(19)
LaSalle Hotel Properties REIT	(3,400)	(37)

		(74)

Office ((0.9)%)
SL Green Realty Corp. REIT	(2,300)	(60)

Real Estate Services ((1.4)%)
Fidelity National Financial, Inc., Cl A	(5,100)	(90)

Residential ((1.8)%)
Camden Property Trust REIT	(1,200)	(38)
Post Properties, Inc.	(500)	(8)
Sun Communities, Inc. REIT	(4,700)	(66)

		(112)

Retail ((2.0)%)
Equity One, Inc. REIT	(7,000)	(124)

Total Common Stocks Sold Short		(896)

Total Investment Securities Sold Short (Proceeds $823)		(896)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Select Large Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (94.8%)
Consumer Discretionary (9.1%)
Coach, Inc.*	66,780	1,387
DIRECTV Group, Inc. (The)*(a)	109,110	2,500
Lowe’s Cos., Inc.	44,820	964
McDonald’s Corp.	26,420	1,643
NIKE, Inc., C1 B(a)	38,150	1,946

		8,440

Consumer Staples (12.9%)
Colgate-Palmolive Co.	49,980	3,426
Costco Wholesale Corp.(a)	30,930	1,624
CVS Caremark Corp.(a)	125,325	3,602
PepsiCo, Inc.	61,660	3,377

		12,029

Energy (7.1%)
Cameron International Corp.*(a)	76,580	1,570
Halliburton Co.	86,070	1,565
Occidental Petroleum Corp.(a)	26,715	1,602
Schlumberger Ltd.	43,040	1,822

		6,559

Financials (5.1%)
AFLAC, Inc.	40,660	1,864
Goldman Sachs Group, Inc. (The)	13,650	1,152
T. Rowe Price Group, Inc.(a)	48,200	1,708

		4,724

Health Care (21.3%)
Amgen, Inc.*(a)	61,140	3,531
Baxter International, Inc.	55,065	2,951
Becton, Dickinson & Co.	46,455	3,177
Express Scripts, Inc.*	59,385	3,265
Gilead Sciences, Inc.*(a)	91,090	4,658
Thermo Fisher Scientific, Inc.*(a)	63,840	2,175

		19,757

Industrials (9.1%)
Raytheon Co.(a)	40,325	2,058
Union Pacific Corp.	45,890	2,193
United Technologies Corp.	34,940	1,873
Waste Management, Inc.(a)	69,455	2,302

		8,426

Information Technology (25.1%)
Analog Devices, Inc.	63,810	1,214
Apple, Inc.*(a)	26,710	2,280
Cisco Systems, Inc.*	133,880	2,182
Google, Inc., Cl A*	10,712	3,296
Intel Corp.	213,406	3,128
International Business Machines Corp.	47,048	3,960
Juniper Networks, Inc.*(a)	73,860	1,293
Oracle Corp.*(a)	182,828	3,242
QUALCOMM, Inc.	77,290	2,769

		23,364

Materials (5.1%)
Monsanto Co.(a)	40,135	2,824

	Shares or
	Principal
	Amount ($)	Value ($)
Praxair, Inc.	32,740	1,943

		4,767

Total Common Stocks		88,066

Short-Term Investment (29.9%)
Credit Suisse Enhanced Liquidity Fund(b)	27,810,775	27,811

Total Short-Term Investment		27,811

Money Market Fund (7.3%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	6,797,247	6,797

Total Money Market Fund		6,797

Total Investments (Cost $137,590)(d) — 132.0%		122,674
Liabilities in excess of other assets — (32.0)%		(29,746)

Net Assets — 100.0%		$92,928

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $27,005.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (98.2%)
Consumer Discretionary (14.4%)
Aeropostale, Inc.*(a)	121,904	1,963
American Public Education, Inc.*	25,130	935
Beacon Roofing Supply, Inc.*(a)	148,730	2,064
Burger King Holdings, Inc.	93,330	2,229
California Pizza Kitchen, Inc.*(a)	173,900	1,864
Capella Education Co.*(a)	24,590	1,445
Carter’s Inc.*(a)	82,190	1,583
CKE Restaurants, Inc.	254,170	2,206
Deckers Outdoor Co.*(a)	22,995	1,837
Dress Barn, Inc. (The)*(a)	173,127	1,859
FTI Consulting, Inc.*(a)	49,448	2,209
Fuel Systems Solutions, Inc.*(a)	49,160	1,611
Guess?, Inc.	42,793	657
Gymboree Corp., (The)*(a)	41,631	1,086
Hanesbrands, Inc.*(a)	118,430	1,510
Hillenbrand, Inc.	134,650	2,246
Jack in the Box, Inc.*(a)	67,018	1,480
John Wiley & Sons, Inc., Cl A	49,941	1,777
Life Time Fitness, Inc.*(a)	120,110	1,555
LKQ Corp.*	77,797	907
McCormick & Schmick’s Seafood Restaurants, Inc.*	213,625	859
Navigant Consulting, Inc.*(a)	152,806	2,425
Netflix, Inc.*(a)	113,193	3,383
Tractor Supply Co.*(a)	47,240	1,707
TrueBlue, Inc.*	109,890	1,052
Tupperware Brands Corp.(a)	78,222	1,776
VistaPrint Ltd.*(a)	70,850	1,319
Wabash National Corp.(a)	226,753	1,020
Warnaco Group, Inc., (The)*(a)	90,419	1,775
Wolverine World Wide, Inc.	103,470	2,177

		50,516

Consumer Staples (6.1%)
1-800-FLOWERS.COM, Inc.*	77,261	295
BJ’s Wholesale Club, Inc.*(a)	56,044	1,920
CEC Entertainment, Inc.*	68,930	1,671
Chattem, Inc.*(a)	53,125	3,800
Flowers Foods, Inc.(a)	123,875	3,018
Nash Finch Co.(a)	62,030	2,784
Ralcorp Holdings, Inc.*(a)	36,880	2,154
Ruddick Corp.(a)	72,410	2,002
Spartan Stores, Inc.(a)	85,930	1,998
Ulta Salon, Cosmetics & Fragrance, Inc.*(a)	218,350	1,808

		21,450

Energy (5.4%)
Arena Resources, Inc.*(a)	74,240	2,085
Atwood Oceanics, Inc.*	55,142	843
Comstock Resources, Inc.*(a)	38,500	1,819
Concho Resources, Inc.*	77,720	1,774
Core Laboratories NV	26,526	1,588
Dril-Quip, Inc.*	101,433	2,080
GMX Resources, Inc.*(a)	39,950	1,012
Goodrich Pertoleum Corp.*(a)	45,990	1,377
Matrix Service Co.*(a)	108,408	832
McMoRan Exploration Co.*	151,810	1,488
Penn Virginia Corp.(a)	59,824	1,554

	Shares or
	Principal
	Amount ($)	Value ($)
PetroQuest Energy, Inc.*(a)	238,523	1,612
VAALCO Energy, Inc.*	105,200	783

		18,847

Financials (6.7%)
Digital Reality Trust, Inc. REIT(a)	34,240	1,125
Hanover Insurance Group, Inc. (The)	66,857	2,873
HCC Insurance Holdings, Inc.	100,180	2,680
Heartland Payment Systems, Inc.(a)	78,360	1,371
Huron Consulting Group, Inc.*(a)	56,478	3,235
Navigators Group, Inc., (The)*(a)	52,390	2,877
NewAlliance Bancshares, Inc.(a)	120,408	1,586
Portfolio Recovery Associates, Inc.*(a)	25,500	863
Stifel Financial Corp.*(a)	18,350	841
Tanger Factory Outlet Centers, Inc. REIT(a)	53,769	2,023
Texas Capital Bancshares, Inc.*	116,801	1,560
TNS, Inc.*	186,602	1,752
World Acceptance Corp.*	42,480	839

		23,625

Health Care (25.3%)
Alexion Pharmaceuticals, Inc.*(a)	149,838	5,424
Alkermes, Inc.*	325,726	3,469
Alliance Imaging, Inc.*	453,829	3,617
AMAG Pharmaceuticals, Inc.*(a)	32,184	1,154
Amedisys, Inc.*(a)	70,850	2,929
American Medical Systems Holdings, Inc.*(a)	203,740	1,832
Auxilium Pharmaceuticals, Inc.*(a)	41,950	1,193
BioMarin Pharmaceutical, Inc.*(a)	111,042	1,977
Catalyst Health Solutions, Inc.*	139,578	3,399
Cypress Bioscience, Inc.*(a)	310,550	2,124
Enzon Pharmaceuticals, Inc.*(a)	252,150	1,470
Genoptix, Inc.*	86,914	2,962
Haemonetics Corp.*(a)	64,836	3,663
Isis Pharmaceuticals, Inc.*(a)	172,330	2,444
Medical Action Industries, Inc.*	36,340	363
Meridian Bioscience, Inc.(a)	135,514	3,451
Neogen Corp.*(a)	122,483	3,060
NuVasive, Inc.*(a)	98,522	3,414
OSI Pharmaceuticals, Inc.*(a)	82,689	3,229
PAREXEL International Corp.*	267,425	2,597
Perrigo Co.(a)	81,030	2,618
Phase Forward, Inc.*(a)	111,093	1,391
Progenics Pharmaceuticals, Inc.*(a)	217,704	2,244
Psychiatric Solutions, Inc.*(a)	141,736	3,947
Questcor Pharmaceuticals, Inc.*	65,240	607
Quidel Corp.*(a)	170,822	2,233
Savient Pharmaceuticals, Inc.*(a)	141,366	818
STERIS Corp.(a)	125,986	3,010
Sun Healthcare Group, Inc.*(a)	296,420	2,623
Theravance, Inc.*(a)	150,120	1,860
United Therapeutics Corp.*(a)	50,308	3,147
Varian, Inc.*(a)	69,510	2,329
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

	Shares or
	Principal
	Amount ($)	Value ($)
West Pharmaceutical Services, Inc.(a)	100,539	3,797
XenoPort, Inc.*(a)	111,330	2,792
Zoll Medical Corp.*(a)	78,330	1,480

		88,667

Industrials (11.1%)
A.O. Smith Corp.(a)	33,240	981
American Ecology Corp.	66,230	1,340
Con-way, Inc.	45,950	1,222
Copart, Inc.*(a)	44,550	1,211
Curtiss-Wright Corp.(a)	101,636	3,394
EnergySolutions, Inc.	323,030	1,825
Hexcel Corp.*	186,210	1,376
ICF International, Inc.*(a)	49,240	1,210
InnerWorkings, Inc.*(a)	325,875	2,135
Kansas City Southern*(a)	64,010	1,219
Orbital Sciences Corp.*(a)	213,927	4,178
Regal-Beloit Corp.	30,620	1,163
Stanley, Inc.*	72,250	2,617
Teledyne Technologies, Inc.*	67,050	2,987
Valmont Industries, Inc.(a)	23,634	1,450
Wabtec Corp.(a)	73,550	2,924
Waste Connections, Inc.*(a)	107,960	3,408
Watson Wyatt Worldwide, Inc., Cl A	90,790	4,342

		38,982

Information Technology (22.3%)
Analogic Corp.(a)	32,080	875
ANSYS, Inc.*(a)	87,520	2,441
Ariba, Inc.*(a)	396,343	2,858
AsiaInfo Holdings, Inc.*	217,016	2,569
Atheros Communications*	67,890	971
Bankrate, Inc.*(a)	24,500	931
Blackboard, Inc.*	47,010	1,233
Cognex Corp.	485	7
Comtech Telecommunications Corp.*(a)	80,252	3,677
CyberSource Corp.*(a)	290,608	3,484
Dionex Corp.*(a)	49,801	2,234
Double-Take Software, Inc.*(a)	280,901	2,520
Energy Conversion Devices, Inc.*(a)	119,030	3,001
eResearchTechnology, Inc.*(a)	299,947	1,989
F5 Networks, Inc.*	57,610	1,317
FactSet Research Systems, Inc.(a)	52,050	2,303
Forrester Research, Inc.*(a)	50,610	1,428
Gartner, Inc.*(a)	76,690	1,367
Informatica Corp.*(a)	332,321	4,563
Ingram Micro, Inc., Cl A*	178,930	2,396
Interwoven, Inc.*	185,070	2,332
j2 Global Communications, Inc.*(a)	173,734	3,482
ManTech International Corp., Cl A*	68,777	3,727
MICROS Systems, Inc.*(a)	85,588	1,397
NCI, Inc., Cl A*	24,850	749
Nuance Communications, Inc.*(a)	311,910	3,231
Omniture, Inc.*(a)	284,785	3,030
Parametric Technology Corp.*	116,190	1,470
Perot Systems Corp., Cl A*	198,043	2,707

	Shares or
	Principal
	Amount ($)	Value ($)
PMC-Sierra, Inc.*(a)	248,000	1,205
Polycom, Inc.*(a)	76,794	1,037
SINA Corp.*(a)	34,360	795
Sohu.com, Inc.*(a)	23,520	1,113
SPSS, Inc.*(a)	85,787	2,313
Sybase, Inc.*(a)	182,907	4,531
Sykes Enterprises, Inc.*	78,190	1,495
Tessera Technologies, Inc.*(a)	120,885	1,436

		78,214

Materials (4.9%)
American Vanguard Corp.(a)	143,213	1,676
Astec Industries, Inc.*	31,150	976
Compass Minerals International, Inc.	27,330	1,603
Greif, Inc., Cl A	39,169	1,309
Northwest Pipe Co.*(a)	57,123	2,434
Rock-Tenn Co., Cl A(a)	103,966	3,554
Silgan Holdings, Inc.(a)	89,513	4,280
Willbros Group, Inc.*(a)	179,049	1,516

		17,348

Telecommunication Services (0.7%)
Riverbed Technology, Inc.*(a)	118,950	1,355
Tekelec*(a)	94,200	1,256

		2,611

Transportation (1.3%)
Hornbeck Offshore Services, Inc.*(a)	98,383	1,607
J.B. Hunt Transport Services, Inc.(a)	54,200	1,424
Marten Transport, Ltd.*	81,650	1,548

		4,579

Total Common Stocks		344,839

Warrants (0.0%)
Health Care (0.0%)
Drugmax, Inc.(b)(c)(d)	1,301,500	—

Telecommunications (0.0%)
Sunair Services Corp.(b)(c)(d)	350,000	—

Total Warrants		—

Short-Term Investment (41.9%)
Credit Suisse Enhanced Liquidity Fund(e)	147,040,773	147,041

Total Short-Term Investment		147,041

Money Market Fund (2.0%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	7,100,903	7,101

Total Money Market Fund		7,101

Total Investments (Cost $549,168)(g) — 142.1%		498,981
Liabilities in excess of other assets — (42.1)%		(147,952)

Net Assets — 100.0%		$351,029

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Growth Stock Fund

*	Non-income producing security.

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $141,423.

(b)	Valued at fair value using methods determined by the Board. Fair valued securities held by the Fund represent 0.00% of net assets as of December 31, 2008.

(c)	Market value is zero.

(d)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

					Percent
	Acquisition	Cost		Value	of Net Assets
Issue Descritption	Date	($)	Shares	($)	(%)
Drugmax, Inc. Warrants	09/27/05	—	1,302	—	—
Sunair Services Corp Warrants	12/15/05	—	350	—	—

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

REIT	Real Estate Investment Trust
Amounts designated as “-” are $0 or have been rounded to $0.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Common Stocks (94.4%)
Consumer Discretionary (24.6%)
ABM Industries, Inc.(a)	419,538	7,992
Advance Auto Parts, Inc.	141,800	4,772
American Greetings Corp., Cl A(a)	211,100	1,598
Bassett Furniture Industries, Inc.	231,854	777
bebe Stores, Inc.(a)	618,934	4,623
Brink’s Co. (The)(a)	102,400	2,753
Brown Shoe Co., Inc.(a)	295,788	2,505
CKE Restaurants, Inc.(a)	859,735	7,463
Group 1 Automotive, Inc.(a)	234,800	2,529
Guess?, Inc.	345,104	5,298
Interface, Inc., Cl A(a)	1,967,121	9,127
Jackson Hewitt Tax Service, Inc.(a)	53,098	833
Meredith Corp.(a)	182,700	3,058
Movado Group, Inc.	169,126	1,588
Penske Automotive Group, Inc.(a)	258,600	1,986
Pep Boys-Manny, Moe & Jack (The)(a)	174,700	722
Ritchie Bros. Auctioneers, Inc.(a)	379,944	8,138
Signet Jewelers Ltd.(a)	64,839	562
Sotheby’s, Cl A(a)	455,800	4,052
Stage Stores, Inc.	219,954	1,815
Thor Industries, Inc.(a)	119,500	1,575
Washington Post Co. (The), Cl B	12,835	5,009
Wendy’s/Arby’s Group, Inc., Cl A	1,552,777	7,671

		86,446

Consumer Staples (1.1%)
PriceSmart, Inc.	76,100	1,572
PRIMEDIA, Inc.(a)	370,514	804
Regis Corp.(a)	112,200	1,630

		4,006

Energy (5.2%)
CARBO Ceramics, Inc.(a)	170,700	6,065
Core Laboratories NV	80,000	4,789
Holly Corp.(a)	211,500	3,855
Tidewater, Inc.(a)	89,000	3,584

		18,293

Financials (12.5%)
Banco Latinoamericano de Exportaciones SA, Ser E	66,800	959
Bank of Hawaii Corp.(a)	41,400	1,870
City National Corp.	35,800	1,743
Evercore Partners, Inc., Cl A(a)	248,100	3,099
Glacier Bancorp, Inc.(a)	161,306	3,068
HCC Insurance Holdings, Inc.(a)	510,750	13,663
IPC Holdings Ltd.(a)	112,300	3,358
Raymond James Financial, Inc.(a)	348,711	5,973
SWS Group, Inc.(a)	101,798	1,929
Washington Real Estate Investment Trust(a)	172,000	4,868
Wesco Financial Corp.	12,164	3,502

		44,032

Health Care (15.3%)
Beckman Coulter, Inc.	38,100	1,674
Cooper Cos., Inc. (The)	592,796	9,722

	Shares or
	Principal
	Amount ($)	Value ($)
Ensign Group, Inc.	148,600	2,488
Mentor Corp.(a)	492,000	15,217
Meridian Bioscience, Inc.	74,500	1,897
Pharmaceutical Product Development, Inc.(a)	112,400	3,261
STERIS Corp.(a)	319,057	7,622
Techne Corp.(a)	16,500	1,065
Teleflex, Inc.	212,200	10,631

		53,577

Industrials (19.4%)
Autoliv, Inc.(a)	326,500	7,007
CAE, Inc.	171,200	1,137
Cubic Corp.(a)	239,500	6,514
Donaldson Co., Inc.(a)	153,500	5,165
Dynamic Materials Corp.(a)	78,700	1,520
Forward Air Corp.(a)	15,100	367
Grupo Aeroportuario del Centro Norte SAB de CV ADR(a)	54,800	608
Grupo Aeroportuario del Pacifico SA de CV ADR(a)	502,476	11,567
Heartland Express, Inc.(a)	185,100	2,917
Herman Miller, Inc.(a)	289,300	3,770
Kaiser Aluminum Corp.(a)	73,600	1,657
KBR, Inc.	266,900	4,057
KMG Chemicals, Inc.	65,564	326
LSI Industries, Inc.	81,100	557
Manpower, Inc.(a)	102,100	3,470
Multi-Color Corp.(a)	173,875	2,751
Pall Corp.	36,300	1,032
Tomkins PLC ADR	326,703	2,388
UTI Worldwide, Inc.	299,800	4,299
Wabtec Corp.(a)	62,700	2,492
Watson Wyatt Worldwide, Inc., Cl A(a)	93,800	4,486

		68,087

Information Technology (5.7%)
Analogic Corp.(a)	81,354	2,219
Black Box Corp.	63,600	1,661
Cohu, Inc.(a)	213,253	2,591
Fair Isaac Corp.(a)	597,260	10,070
Keithley Instruments, Inc.	213,600	780
Nam Tai Electronics, Inc.	503,696	2,770

		20,091

Materials (9.6%)
Aceto Corp.	238,100	2,384
Airgas, Inc.	82,200	3,205
Bemis Co., Inc.(a)	184,286	4,364
CF Industries Holdings, Inc.	42,500	2,089
Cliffs Natural Resources, Inc.	41,600	1,066
Harry Winston Diamond Corp.	318,800	1,463
International Flavors & Fragrances, Inc.(a)	111,100	3,302
Nalco Holding Co.(a)	530,400	6,121
Packaging Corp. of America	286,200	3,852
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Small Cap Value Equity Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Valspar Corp. (The)	316,544	5,726

		33,572

Telecommunication Services (1.0%)
Alaska Communications Systems Group, Inc.(a)	359,600	3,373

Total Common Stocks		331,477

Short-Term Investment (35.9%)
Credit Suisse Enhanced Liquidity Fund(b)	126,090,381	126,090

Total Short-Term Investment		126,090

Money Market Fund (3.5%)
RidgeWorth Institutional Cash Management Money Market Fund(c)	12,127,514	12,128

Total Money Market Fund		12,128

Total Investments (Cost $589,127)(d) — 133.8%		469,695
Liabilities in excess of other assets — (33.8)%		(118,735)

Net Assets — 100.0%		$350,960

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $120,991.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.

ADR	American Depositary Receipt
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Long Positions (129.7%)
Common Stocks (129.7%)
Aerospace/Defense (0.5%)
BE Aerospace, Inc.*	2,200	17

Commercial Services (1.7%)
DreamWorks Animation SKG, Inc.*	2,200	56

Consumer Discretionary (10.6%)
AutoZone, Inc.*	200	28
Carnival Corp.	2,000	49
Comcast Corp., Cl A	1,000	17
DIRECTV Group, Inc. (The)*	2,200	50
eBay, Inc.*	600	8
Helen of Troy, Ltd.*	1,000	17
John Wiley & Sons, Inc., Cl A	1,000	36
Jos. A. Bank Clothiers, Inc.*	500	13
Leggett & Platt, Inc.	2,100	32
McDonald’s Corp.	900	56
Wausau Paper Corp.	2,600	30

		336

Consumer Staples (15.5%)
Archer-Daniels-Midland Co.	2,200	64
BJ’s Wholesale Club, Inc.*	1,200	41
J. M. Smucker Co. (The)	700	30
Kroger Co. (The)	600	16
Lancaster Colony Corp.	300	10
Nash Finch Co.	1,100	49
Pepsi Bottling Group, Inc. (The)	3,200	72
PepsiAmericas, Inc.	900	18
PepsiCo, Inc.	600	33
Procter & Gamble Co. (The)	800	50
Sara Lee Corp.	1,600	16
Universal Corp.	900	27
Wal-Mart Stores, Inc.	600	34
Zhongpin, Inc.*	2,700	32

		492

Diversified Operations (0.6%)
LeCroy Corp.*	6,100	19

Energy (9.3%)
Apache Corp.	300	22
Chesapeake Energy Corp.	900	15
Chevron Corp.	400	30
Encore Acquistion Co.*	1,300	33
ENSCO International, Inc.	1,300	37
Exxon Mobil Corp.	1,400	112
Noble Corp.	700	15
Ormat Technologies, Inc.	500	16
XTO Energy, Inc.	400	14

		294

Financials (25.6%)
American Physicians Capital, Inc.	400	19
Arch Capital Group Ltd.*	400	28

	Shares or
	Principal
	Amount ($)	Value ($)
Bank of America Corp.	500	7
Bank of Hawaii Corp.	1,100	50
Capitol Federal Financial	300	14
Charles Schwab Corp. (The)	2,700	44
Chubb Corp. (The)	500	25
Cullen/ Frost Bankers, Inc.	500	25
Eaton Vance Corp.	800	17
EZCORP, Inc., Cl A*	1,100	17
First Commonwealth Financial Corp.	1,400	17
First Financial Bankshares, Inc.	600	33
First Niagara Financial Group, Inc.	1,100	18
Greenhill & Co., Inc.	600	42
IPC Holdings Ltd.	1,000	30
JPMorgan Chase & Co.	2,700	86
Odyssey Re Holdings Corp.	1,300	67
optionsXpress Holdings, Inc.	1,000	13
Prospect Capital Corp.	1,500	18
Republic Bancorp, Inc., Cl A	700	19
RLI Corp.	600	37
SVB Financial Group*	700	18
TNS, Inc.*	2,100	20
Torchmark Corp.	400	18
U.S. Bancorp	600	15
UMB Financial Corp.	400	20
Wells Fargo & Co.	2,600	77
Westamerica Bancorp	400	20

		814

Health Care (13.4%)
Abbott Laboratories	600	32
Alliance Imaging, Inc.*	2,100	17
Almost Family, Inc.*	300	13
Amgen, Inc.*	600	35
Baxter International, Inc.	300	16
Celgene Corp.*	400	22
Genentech, Inc.*	200	16
Genzyme Corp.*	600	40
Johnson & Johnson	1,100	66
LHC Group, Inc.*	400	14
Medtronic, Inc.	1,300	41
Molina Healthcare, Inc.*	900	16
Pfizer, Inc.	800	14
St. Jude Medical, Inc.*	900	30
ViroPharma, Inc.*	1,300	17
Watson Pharmaceuticals, Inc.*	800	21
Wyeth	400	15

		425

Industrials (6.3%)
Ceradyne, Inc.*	400	8
Consolidated Graphics, Inc.*	900	20
Danaher Corp.	500	28
Ennis, Inc.	3,100	38
General Electric Co.	2,300	37
Illinois Tool Works, Inc.	700	25
Ingersoll-Rand Co. Ltd., Cl A	800	14
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Southwest Airlines Co.	2,100	18
United States Steel Corp.	300	11

		199

Information Technology (17.6%)
Acxiom Corp.	6,600	54
Adobe Systems, Inc.*	700	15
Agilent Technologies, Inc.*	1,000	16
Apple, Inc.*	100	9
Autodesk, Inc.*	2,100	41
Brocade Communication Systems, Inc.*	4,500	13
Cadence Design Systems, Inc.*	9,500	35
Cisco Systems, Inc.*	500	8
Computer Sciences Corp.*	500	18
Corning, Inc.	1,800	17
Epicor Software Corp.*	8,500	41
Global Payments, Inc.	1,000	33
Hewlett-Packard Co.	100	4
Intel Corp.	2,000	29
International Business Machines Corp.	400	34
Microsoft Corp.	1,600	31
QUALCOMM, Inc.	600	21
SPSS, Inc.*	600	16
Sun Microsystems, Inc.*	5,500	21
Symantec Corp.*	3,800	51
Synaptics, Inc.*	800	13
Synopsys, Inc.*	1,000	18
United Online, Inc.	2,300	14
Vishay Intertechnology, Inc.*	2,200	7

		559

Insurance (4.6%)
American Physicians Service Group, Inc.	2,100	45
Arthur J. Gallagher & Co.	300	8
Cincinnati Financial Corp.	300	9
Employers Holdings, Inc.	2,000	33
FPIC Insurance Group, Inc.*	400	17
Infinity Property & Casualty Corp.	300	14
Willis Group Holdings Ltd.	800	20

		146

Materials (6.6%)
American Pacific Corp.*	3,000	24
Bemis Co., Inc.	1,000	24
Innophos Holdings, Inc.	700	14
Minerals Technologies, Inc.	400	16
Monsanto Co.	400	28
Packaging Corp. of America	2,600	35
Pactiv Corp.*	700	17
Praxair, Inc.	300	18
Rock-Tenn Co., Cl A	300	10
Southern Copper Corp.	1,000	16
Zep, Inc.	400	8

	Shares or
	Principal
	Amount ($)	Value ($)
		210

Oil & Gas (3.0%)
Laclede Group, Inc.(The)	600	28
Linn Energy LLC	1,200	18
Transocean Ltd.*	300	14
W&T Offshore, Inc.	1,300	19
Williams Pipeline Partners LP	1,100	15

		94

Retail (3.7%)
Conn’s, Inc.*	3,200	27
Finish Line, Inc. (The), Cl A	5,100	29
Landry’s Restaurants, Inc.	2,500	29
Pantry, Inc. (The)*	800	17
REX Stores Corp.*	2,000	16

		118

Semiconductors (1.5%)
Fairchild Semiconductor International, Inc.*	6,000	29
Micron Technology, Inc.*	7,600	20

		49

Software (1.6%)
i2 Technologies, Inc.*	2,000	13
Magma Design Automation, Inc.*	16,300	16
RealNetworks, Inc.*	6,200	22

		51

Telecommunication Services (1.9%)
ADC Telecommunications, Inc.*	3,100	17
AT&T, Inc.	800	23
Plantronics, Inc.	400	5
Sprint Nextel Corp.*	7,700	14

		59

Transportation (2.0%)
FedEx Corp.	300	19
Royal Caribbean Cruises, Ltd.	3,300	46

		65

Utilities (3.7%)
California Water Service Group	400	18
Edison International	500	16
Exelon Corp.	300	17
FirstEnergy Corp.	300	14
NorthWestern Corp.	800	19
Sempra Energy	400	17
Southern Co.	400	15

		116

Total Common Stocks		4,119

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Equity 130/30 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Total Investments —129.7%
Total Long Positions (Cost $4,294)(a)		4,119

Other assets in excess of liabilities — 0.5%		16
Short Positions (see summary below) —(30.2)%		(958)

Net Assets — 100.0%		$3,177

Short Positions ((30.2)%)
Common Stocks Sold Short ((30.2)%)
Commercial Services ((1.7)%)
MAXIMUS, Inc.	(1,500)	(53)

Consumer Staples ((1.0)%)
Fresh Del Monte Produce, Inc.*	(700)	(16)
Ruddick Corp.	(600)	(16)

		(32)

Diversified Operations ((1.4)%)
Dionex Corp.*	(600)	(27)
Varian, Inc.*	(500)	(17)

		(44)

Energy ((0.6)%)
NATCO Group, Inc., Cl A*	(1,200)	(18)

Financials ((5.9)%)
Ameris Bancorp.	(1,400)	(17)
Bancorp Rhode Island, Inc.	(700)	(15)
Boston Private Financial Holdings, Inc.	(800)	(5)
Central Pacific Financial Corp.	(4,300)	(43)
Evercore Partners, Inc., Cl A	(1,200)	(15)
Financial Institutions, Inc.	(1,400)	(20)
Peoples Bancorp, Inc.	(800)	(15)
Taylor Capital Group, Inc.	(2,000)	(12)
Texas Capital Bancshares, Inc.*	(1,100)	(15)
Webster Financial Corp.	(2,100)	(29)

		(186)

Food ((1.7)%)
Smithfield Foods, Inc.*	(3,800)	(54)

Health Care ((3.4)%)
Cantel Medical Corp.*	(1,400)	(21)
Health Net, Inc.*	(1,600)	(17)
Hologic, Inc.*	(1,200)	(16)
Medical Action Industries, Inc.*	(3,400)	(34)
Prestige Brands Holdings, Inc.*	(1,900)	(20)

		(108)

Industrials ((1.1)%)
AVX Corp.	(1,800)	(14)
Eagle Materials, Inc.	(900)	(17)
FreightCar America, Inc.	(300)	(5)

		(36)

	Shares or
	Principal
	Amount ($)	Value ($)
Information Technology ((2.7)%)
DST Systems, Inc.*	(800)	(30)
ManTech International Corp., Cl A*	(300)	(16)
NCI, Inc., Cl A*	(600)	(18)
SYNNEX Corp.*	(1,900)	(22)

		(86)

Insurance ((5.8)%)
Everest Re Group Ltd.	(600)	(46)
FBL Financial Group, Inc., Cl A	(1,900)	(29)
Horace Mann Educators Corp.	(1,000)	(9)
Markel Corp.*	(100)	(30)
NYMAGIC, Inc.	(1,700)	(33)
Unitrin, Inc.	(200)	(3)
Universal American Financial Corp.*	(1,800)	(16)
Vignette Corp.*	(1,900)	(18)

		(184)

Machinery Diversified ((0.4)%)
Tecumseh Products Co., Cl A*	(1,500)	(14)

Materials ((1.1)%)
Huntsman Corp.	(700)	(3)
Kaiser Aluminum Corp.	(800)	(18)
Penford Corp.	(1,500)	(15)

		(36)

Oil & Gas ((0.5)%)
Southwest Gas Corp.	(600)	(15)

Retail ((0.4)%)
Susser Holdings Corp.*	(1,000)	(13)

Software ((1.7)%)
Cogent, Inc.*	(1,500)	(20)
EPIQ Systems, Inc.*	(1,000)	(17)
TeleCommunication Systems, Inc., Cl A*	(2,000)	(17)

		(54)

Utilities ((0.8)%)
Black Hills Corp.	(600)	(16)
PNM Resources, Inc.	(900)	(9)

		(25)

Total Common Stocks Sold Short		(958)

Total Investment Securities Sold Short (Proceeds $975)		(958)

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Aggressive Growth Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (97.1%)
RidgeWorth Aggressive Growth Stock Fund	68,922	547
RidgeWorth International Equity Index Fund	188,701	1,944
RidgeWorth Large Cap Core Equity Fund	370,434	3,645
RidgeWorth Large Cap Growth Stock Fund	325,010	2,213
RidgeWorth Large Cap Quantitative Equity Fund	255,829	2,108
RidgeWorth Large Cap Value Equity Fund	441,776	3,980
RidgeWorth Mid-Cap Core Equity Fund	119,731	819
RidgeWorth Mid-Cap Value Equity Fund	81,894	563
RidgeWorth Select Large Cap Growth Stock Fund	102,337	2,073
RidgeWorth Small Cap Growth Stock Fund	77,447	726
RidgeWorth Small Cap Value Equity Fund	72,672	581

Total Equity Funds		19,199

Exchange Traded Fund (1.1%)
iShares MSCI Emerging Markets Index Fund	8,706	217

Total Exchange Traded Fund		217

Money Market Fund(a) (2.1%)
RidgeWorth Prime Quality Money Market Fund	407,957	408

Total Money Market Fund		408

Total Investments (Cost $25,762)(b) — 100.3%		19,824
Liabilities in excess of other assets — (0.3)%		(51)

Net Assets — 100.0%		$19,773

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Conservative Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (21.7%)
RidgeWorth Aggressive Growth Stock Fund	7,005	55
RidgeWorth International Equity Index Fund	19,235	198
RidgeWorth Large Cap Core Equity Fund	37,792	372
RidgeWorth Large Cap Growth Stock Fund	33,127	226
RidgeWorth Large Cap Quantitative Equity Fund	26,112	215
RidgeWorth Large Cap Value Equity Fund	45,348	409
RidgeWorth Mid-Cap Core Equity Fund	12,192	83
RidgeWorth Mid-Cap Value Equity Fund	8,370	57
RidgeWorth Select Large Cap Growth Stock Fund	10,406	211
RidgeWorth Small Cap Growth Stock Fund	7,876	74
RidgeWorth Small Cap Value Equity Fund	7,359	59

Total Equity Funds		1,959

Fixed Income Funds(a) (74.8%)
RidgeWorth Seix Floating Rate High Income Fund	48,195	334
RidgeWorth Seix High Yield Fund	22,894	171
RidgeWorth Total Return Bond Fund	557,718	5,734
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	51,702	513

Total Fixed Income Funds		6,752

Exchange Traded Fund (0.3%)
iShares MSCI Emerging Markets Index Fund	892	22

Total Exchange Traded Fund		22

Money Market Fund(a) (2.7%)
RidgeWorth Prime Quality Money Market Fund	244,792	245

Total Money Market Fund		245

Total Investments (Cost $9,462)(b) — 99.5%		8,978
Other assets in excess of liabilities — 0.5%		43

Net Assets — 100.0%		$9,021

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Growth and Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (71.3%)
RidgeWorth Aggressive Growth Stock Fund	158,183	1,254
RidgeWorth International Equity Index Fund	430,911	4,438
RidgeWorth Large Cap Core Equity Fund	850,567	8,370
RidgeWorth Large Cap Growth Stock Fund	745,609	5,078
RidgeWorth Large Cap Quantitative Equity Fund	587,570	4,842
RidgeWorth Large Cap Value Equity Fund	1,014,163	9,139
RidgeWorth Mid-Cap Core Equity Fund	276,287	1,890
RidgeWorth Mid-Cap Value Equity Fund	187,630	1,289
RidgeWorth Select Large Cap Growth Stock Fund	235,651	4,774
RidgeWorth Small Cap Growth Stock Fund	178,129	1,671
RidgeWorth Small Cap Value Equity Fund	166,768	1,332

Total Equity Funds		44,077

Fixed Income Funds(a) (25.6%)
RidgeWorth Seix Floating Rate High Income Fund	114,457	793
RidgeWorth Seix High Yield Fund	53,981	403
RidgeWorth Total Return Bond Fund	1,299,798	13,362
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	126,705	1,257

Total Fixed Income Funds		15,815

Exchange Traded Fund (0.8%)
iShares MSCI Emerging Markets Index Fund	20,032	500

Total Exchange Traded Fund		500

Money Market Fund(a) (2.2%)
RidgeWorth Prime Quality Money Market Fund	1,334,473	1,334

Total Money Market Fund		1,334

Total Investments (Cost $73,917)(b) — 99.9%		61,726
Other assets in excess of liabilities — 0.1%		35

Net Assets — 100.0%		$61,761

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Moderate Growth Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (51.2%)
RidgeWorth Aggressive Growth Stock Fund	244,149	1,936
RidgeWorth International Equity Index Fund	669,676	6,898
RidgeWorth Large Cap Core Equity Fund	1,314,626	12,936
RidgeWorth Large Cap Growth Stock Fund	1,153,429	7,855
RidgeWorth Large Cap Quantitative Equity Fund	906,820	7,472
RidgeWorth Large Cap Value Equity Fund	1,567,924	14,127
RidgeWorth Mid-Cap Core Equity Fund	428,563	2,931
RidgeWorth Mid-Cap Value Equity Fund	290,568	1,996
RidgeWorth Select Large Cap Growth Stock Fund	364,123	7,377
RidgeWorth Small Cap Growth Stock Fund	273,238	2,563
RidgeWorth Small Cap Value Equity Fund	256,538	2,050

Total Equity Funds		68,141

Fixed Income Funds(a) (45.8%)
RidgeWorth Seix Floating Rate High Income Fund	417,413	2,892
RidgeWorth Seix High Yield Fund	170,854	1,276
RidgeWorth Total Return Bond Fund	5,100,511	52,433
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	443,217	4,397

Total Fixed Income Funds		60,998

Exchange Traded Fund (0.6%)
iShares MSCI Emerging Markets Index Fund	30,745	768

Total Exchange Traded Fund		768

Money Market Fund(a) (2.1%)
RidgeWorth Prime Quality Money Market Fund	2,728,639	2,729

Total Money Market Fund		2,729

Total Investments (Cost $152,016)(b) — 99.7%		132,636
Other assets in excess of liabilities — 0.3%		353

Net Assets — 100.0%		$132,989

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2015 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (60.1%)
RidgeWorth Aggressive Growth Stock Fund	5,277	42
RidgeWorth International Equity Index Fund	14,501	149
RidgeWorth Large Cap Core Equity Fund	28,563	281
RidgeWorth Large Cap Growth Stock Fund	25,034	170
RidgeWorth Large Cap Quantitative Equity Fund	19,797	163
RidgeWorth Large Cap Value Equity Fund	34,264	310
RidgeWorth Mid-Cap Core Equity Fund	9,223	63
RidgeWorth Mid-Cap Value Equity Fund	6,318	43
RidgeWorth Select Large Cap Growth Stock Fund	7,898	160
RidgeWorth Small Cap Growth Stock Fund	5,938	56
RidgeWorth Small Cap Value Equity Fund	5,575	45

Total Equity Funds		1,482

Fixed Income Funds(a) (36.7%)
RidgeWorth Seix Floating Rate High Income Fund	6,866	47
RidgeWorth Seix High Yield Fund	3,324	25
RidgeWorth Total Return Bond Fund	73,440	755
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	7,657	76

Total Fixed Income Funds		903

Exchange Traded Fund (0.7%)
iShares MSCI Emerging Markets Index Fund	649	16

Total Exchange Traded Fund		16

Money Market Fund(a) (2.4%)
RidgeWorth Prime Quality Money Market Fund	59,737	60

Total Money Market Fund		60

Total Investments (Cost $3,028)(b) — 99.9%		2,461
Other assets in excess of liabilities — 0.1%		3

Net Assets — 100.0%		$2,464

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2025 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (75.4%)
RidgeWorth Aggressive Growth Stock Fund	9,568	76
RidgeWorth International Equity Index Fund	26,460	273
RidgeWorth Large Cap Core Equity Fund	51,832	510
RidgeWorth Large Cap Growth Stock Fund	45,349	309
RidgeWorth Large Cap Quantitative Equity Fund	35,903	296
RidgeWorth Large Cap Value Equity Fund	62,145	560
RidgeWorth Mid-Cap Core Equity Fund	16,704	114
RidgeWorth Mid-Cap Value Equity Fund	11,498	79
RidgeWorth Select Large Cap Growth Stock Fund	14,286	289
RidgeWorth Small Cap Growth Stock Fund	10,794	101
RidgeWorth Small Cap Value Equity Fund	10,145	81

Total Equity Funds		2,688

Fixed Income Funds(a) (20.9%)
RidgeWorth Seix Floating Rate High Income Fund	5,633	39
RidgeWorth Seix High Yield Fund	2,682	20
RidgeWorth Total Return Bond Fund	59,671	613
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	7,217	72

Total Fixed Income Funds		744

Exchange Traded Fund (0.8%)
iShares MSCI Emerging Markets Index Fund	1,204	30

Total Exchange Traded Fund		30

Money Market Fund(a) (2.7%)
RidgeWorth Prime Quality Money Market Fund	95,905	96

Total Money Market Fund		96

Total Investments (Cost $4,645)(b) — 99.8%		3,558
Other assets in excess of liabilities — 0.2%		8

Net Assets — 100.0%		$3,566

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Life Vision Target Date 2035 Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Equity Funds(a) (85.7%)
RidgeWorth Aggressive Growth Stock Fund	7,122	56
RidgeWorth International Equity Index Fund	19,686	203
RidgeWorth Large Cap Core Equity Fund	38,583	380
RidgeWorth Large Cap Growth Stock Fund	33,751	230
RidgeWorth Large Cap Quantitative Equity Fund	26,714	220
RidgeWorth Large Cap Value Equity Fund	46,265	417
RidgeWorth Mid-Cap Core Equity Fund	12,505	85
RidgeWorth Mid-Cap Value Equity Fund	8,545	59
RidgeWorth Select Large Cap Growth Stock Fund	10,637	215
RidgeWorth Small Cap Growth Stock Fund	8,056	76
RidgeWorth Small Cap Value Equity Fund	7,535	60

Total Equity Funds		2,001

Fixed Income Funds(a) (10.4%)
RidgeWorth Seix Floating Rate High Income Fund	2,706	19
RidgeWorth Seix High Yield Fund	938	7
RidgeWorth Total Return Bond Fund	18,819	194
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	2,360	23

Total Fixed Income Funds		243

Exchange Traded Fund (0.9%)
iShares MSCI Emerging Markets Index Fund	894	22

Total Exchange Traded Fund		22

Money Market Fund(a) (2.7%)
RidgeWorth Prime Quality Money Market Fund	62,168	62

Total Money Market Fund		62

Total Investments (Cost $3,085)(b) — 99.7%		2,328

Other assets in excess of liabilities — 0.3%		8

Net Assets — 100.0%		$2,336

(a)	Affiliate investment. Investment is in I Shares.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (97.2%)
Georgia (92.0%)
Association County Commissioners of Georgia Leasing Program, Georgia Public Purpose Project, COP, 5.250%, 04/01/21, Callable 04/01/14 @ 102, XLCA	2,680	2,634
Athens Housing Authority, Student Housing Lease Project, RB, 5.250%, 12/01/21, Callable 12/01/12 @ 100, AMBAC	1,000	1,022
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33, Callable 01/01/19 @ 100	3,000	3,045
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38, Callable 01/01/19 @ 100	4,000	4,009
Atlanta Airport Passenger Facility Charge, Ser J, RB, 5.000%, 01/01/34, Callable 01/01/15 @ 100, FSA	10,500	9,310
Atlanta Airport Project, Ser A, RB, AMT, 5.375%, 01/01/19, Callable 07/01/14 @ 100, FSA	5,000	4,648
Atlanta Airport Project, Ser B, RB, AMT, 6.000%, 01/01/18, Callable 01/01/10 @ 101, FGIC	2,150	2,098
Augusta Water & Sewer Authority, RB, 5.000%, 10/01/30, Callable 10/01/17 @ 101, FSA	1,750	1,674
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/34, Callable 10/01/14 @ 100, FSA	2,000	1,964
Augusta Water & Sewer Authority, RB, 5.250%, 10/01/39, Callable 10/01/14 @ 100, FSA	5,000	4,873
Barrow County, GO, 4.500%, 10/01/11, FGIC	1,255	1,303
Bartow County, GO, 4.500%, 08/01/13, MBIA	3,000	3,139
Brunswick Water & Sewer, Refunding & Improvement Project, RB, 6.100%, 10/01/14, MBIA	1,000	1,089
Bulloch County School District, Sales Tax, GO, 5.000%, 05/01/12, State Aid Withholding	2,000	2,171
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 3.750%, 10/01/32	1,500	1,499
Burke County Development Authority, Pollution Control, Georgia Power Co., Plant Vogtle Project, RB, 5.050%, 11/01/48	1,000	995
Carroll County Water Authority, Water & Sewer, RB, 5.250%, 07/01/22, Callable 07/01/15 @ 100, FSA	1,000	1,015

	Shares or
	Principal
	Amount ($)	Value ($)
Carrollton Payroll Development Authority, UWG Campus Center, RB, 5.250%, 08/01/27, Callable 08/01/14 @ 100, MBIA	1,000	981
Central Valdosta Development Authority, Lowndes County Judicial Project, RB, 5.250%, 06/01/21, Callable 06/01/13 @ 102, XLCA	1,885	1,899
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, AMT, 5.000%, 07/01/37, Callable 07/01/17 @ 100, AMBAC	1,000	786
Cherokee County School System, GO, 5.000%, 08/01/13, MBIA	1,000	1,106
Cobb County Development Authority, Kennesaw State University Project, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	2,250	2,074
Cobb County Development Authority, Kennesaw State University Project, Ser A, RB, 5.000%, 07/15/29, Callable 07/15/14 @ 100, MBIA	1,285	1,229
Cobb County Development Authority, Solid Waste Disposal, Georgia Waste Management Project, Ser A, RB, AMT, 5.000%, 04/01/33, Callable 04/01/16 @ 101	1,000	542
Cobb-Marietta County, Coliseum & Exhibit Hall Project, RB, 5.500%, 10/01/12, MBIA	940	981
College Park Business & Industrial Development Authority, Civic Center Project, RB, 5.750%, 09/01/20, Prerefunded 09/01/10 @ 102, AMBAC	3,000	3,264
Coweta County Development Authority, Newnan Water, Sewer & Light Commission, RB, 5.000%, 07/01/25, Callable 07/01/15 @ 100, MBIA	1,000	973
Dalton Building Authority, Public School System Project, RB, 4.000%, 03/01/11, State Aid Withholding	2,895	3,005
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, Callable 06/01/09 @ 100, AMBAC	1,225	1,293
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000	947
Forsyth County Hospital Authority, Baptist Health Care System Project, RB, 6.375%, 10/01/28, ETM	1,000	1,156
Forsyth County School District, GO, 5.000%, 02/01/23, Callable 02/01/15 @ 100, MBIA	3,000	3,072
Forsyth County Water & Sewer Authority, RB, 5.000%, 04/01/28, Callable 04/01/13 @ 100	1,700	1,710
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Forsyth County, Ser A, GO, 5.000%, 03/01/25, Callable 03/01/19 @ 100	6,825	6,971
Fulton County Development Authority, Cauley Creek Water Facilities, Ser A, RB, AMT, 5.500%, 02/01/17, Callable 02/01/11 @ 100, AMBAC	1,310	1,247
Fulton County Development Authority, Georgia Technology Foundation, Ser A, RB, 5.000%, 11/01/31, Callable 05/01/12 @ 100	1,000	959
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, Callable 05/01/14 @ 100, MBIA	2,370	2,396
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/27, Callable 05/01/14 @ 100, MBIA	3,375	3,393
Fulton County Development Authority, Molecular Science Building Project, RB, 5.000%, 05/01/34, Callable 05/01/14 @ 100, MBIA	1,000	932
Fulton County Water & Sewer, RB, 5.000%, 01/01/16, Callable 07/01/09 @ 100.50, FGIC	1,630	1,650
Fulton County Water & Sewer, RB, 5.000%, 01/01/24, Callable 01/01/14 @ 100, FGIC	2,000	1,909
Fulton County Water & Sewer, RB, 5.000%, 01/01/30, Callable 01/01/14 @ 100, FGIC	2,425	2,186
Fulton County Water & Sewer, RB, 5.250%, 01/01/35, Callable 01/01/14 @ 100, FGIC	2,400	2,314
Georgia Municipal Electric Authority, RB, 8.000%, 01/01/15, Callable 01/01/09 @ 100, ETM	1,900	2,396
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34, Callable 06/15/18 @ 100	1,065	987
Georgia State Private College & Universities Facilities Authority, Mercer University Project, RB, 6.400%, 11/01/11, MBIA, ETM	1,065	1,152
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/14, MBIA	3,000	3,332
Georgia State Road & Tollway Authority, Federal Highway Grant, RAN, 5.000%, 06/01/18, Callable 06/01/16 @ 100, MBIA	2,650	2,874
Georgia State Road & Tollway Authority, Federal Highway Reimbursement, Ser A, RB, 5.000%, 06/01/20, Callable 06/01/18 @ 100, FSA	1,130	1,189
Georgia State Road & Tollway Authority, RB, 5.000%, 10/01/23, Callable 10/01/13 @ 100, State Guaranteed	1,500	1,534

	Shares or
	Principal
	Amount ($)	Value ($)
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.500%, 08/01/28, Callable 08/01/18 @ 100	1,800	1,438
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Ser A, RB, 5.625%, 08/01/34, Callable 08/01/18 @ 100	2,000	1,565
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Prerefunded 01/01/14 @ 100, MBIA	2,910	3,321
Gwinnett County School District, GO, 5.000%, 02/01/26, Callable 02/01/18 @ 100	3,500	3,590
Gwinnett County School District, GO, 5.000%, 02/01/36, Callable 02/01/18 @ 100	820	815
Henry County Water & Sewer Authority, Refunding & Improvements, Ser A, RB, 5.375%, 02/01/13, MBIA	1,290	1,433
Henry County Water & Sewer Authority, RB, 6.150%, 02/01/20, AMBAC	2,100	2,297
Laurens County Georgia Public Facilities Authority, RB, 5.000%, 07/01/11, MBIA	1,000	1,048
Metropolitan Atlanta Rapid Transit Authority, Ser E, RB, 7.000%, 07/01/11, ETM	3,415	3,729
Milledgeville-Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Prerefunded 09/01/14 @ 101	2,355	2,839
Municipal Electric Authority of Georgia, Combustion, Ser A, RB, 5.000%, 11/01/24, Callable 11/01/09 @ 100, MBIA	2,000	1,963
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/16, Callable 01/01/13 @ 100, MBIA	1,435	1,405
Newnan Hospital Authority, Newnan Hospital Project, RB, 5.500%, 01/01/17, Callable 01/01/13 @ 100, MBIA	2,220	2,138
Oconee County Industrial Development Authority, OIIT Project, RB, 5.250%, 07/01/23, Callable 07/01/13 @ 100, XLCA	1,295	1,252
Paulding County School District, GO, 6.000%, 02/01/10, MBIA	715	729
Paulding County School District, GO, 5.000%, 02/01/14, State Aid Withholding	1,000	1,109
Private Colleges & Universities Authority, Emory University, Ser C, RB, 5.000%, 09/01/38, Callable 09/01/18 @ 100	10,000	9,787
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Georgia Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Upper Oconee Basin Water Authority, RB, 5.000%, 07/01/26, Callable 07/01/15 @ 100, MBIA	2,000	1,899
Valdosta & Lowndes County Hospital Authority, South Georgia Medical Center Project, RB, 5.250%, 10/01/27, Callable 10/01/12 @ 101, AMBAC	2,110	1,648
Washington County Georgia School District, GO, 4.250%, 12/01/10, State Aid Withholding	1,665	1,740

		154,672

Puerto Rico (5.2%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	3,000	2,911
Puerto Rico Electric Power Authority, Ser SS, RB, 5.000%, 07/01/24, Callable 07/01/15 @ 100, MBIA	1,000	798
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	2,500	2,194
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	1,000	822
Puerto Rico Municipal Finance Agency, Ser A, GO, 5.000%, 08/01/30, Callable 08/01/15 @ 100, FSA	2,300	1,905

		8,630

Total Municipal Bonds		163,302

Money Market Funds (3.8%)
Federated Tax-Free Obligations Fund	4,650,854	4,651
SEI Tax Exempt Trust, Institutional Tax Free Fund	1,766,792	1,767

Total Money Market Funds		6,418

Total Investments (Cost $176,653)(a) — 101.0%		169,720
Liabilities in excess of other assets — (1.0)%		(1,604)

Net Assets — 100.0%		$168,116

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RAN	Revenue Anticipation Note

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (93.5%)
Alabama (4.1%)
Jefferson County Sewer, Ser B-8, RB, 5.250%, 02/01/11, Callable 02/01/10 @ 100, FSA	4,000	3,460

California (4.4%)
Golden State Tobacco Securitization Corp., Tobacco Settlement, Ser B, RB, 5.500%, 06/01/33, Prerefunded 06/01/13 @ 100	3,350	3,727

Colorado (5.4%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC/FSA-CR	4,500	4,521

Florida (16.7%)
Brevard Country School Board, Ser C, COP, 5.000%, 07/01/32, Callable 07/01/17 @ 100, AMBAC	5,000	4,103
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	2,725	2,912
Florida State Municipal Power Agency, RB, 5.125%, 10/01/17	1,000	1,071
Greater Orlando Aviation Authority, Airport Facilities, RB, AMT, 5.500%, 10/01/17, FGIC	1,810	1,707
Miami Parking Facilities Authority, RB, 5.250%, 10/01/15, MBIA	1,000	1,074
Osceola County Tourist Development Tax Authority, Ser A, RB, 5.500%, 10/01/15, Callable 10/01/12 @ 100, FGIC	1,000	1,028
Pensacola Airport Authority, Ser A, RB, AMT, 6.250%, 10/01/09, MBIA	505	511
Pensacola Airport Authority, Ser A, RB, AMT, 6.000%, 10/01/12, Callable 10/01/09 @ 101, MBIA	1,075	1,080
Tampa Guaranteed Entitlement Authority, RB, 6.000%, 10/01/18, AMBAC	500	582

		14,068

Idaho (2.8%)
Idaho Health Facilities Authority, Ser A, RB, 6.750%, 11/01/37, Callable 11/01/18 @ 100	2,500	2,393

Illinois (16.6%)
Chicago Housing Authority, Capital Program, RB, 5.000%, 07/01/23, Callable 07/01/16 @ 100, FSA	5,000	4,896
Chicago Transit Authority Capital Grant Receipts, RB, 5.250%, 06/01/25, Callable 06/01/18 @ 100, Assured Guaranty	2,000	2,016
Grundy Kendall & Will Counties Community School District No 201, GO, 5.750%, 10/15/20, Callable 10/15/18 @ 100, Assured Guaranty	3,500	3,840

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	3,000	3,211

		13,963

Nevada (3.5%)
Nevada State, Ser B, GO, 5.000%, 12/01/13, MBIA/FGIC-RE	2,700	2,960

New Jersey (8.1%)
New Jersey Sports & Exposition Authority, Ser B, RB, 5.000%, 09/01/16	3,485	3,766
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	3,000	3,043

		6,809

New York (3.2%)
New York State Dormitory Authority State Personal Income Tax, Ser F, RB, 5.000%, 03/15/30, Callable 03/15/15 @ 100	1,000	956
Port Authority New York & New Jersey, RB, AMT, 5.000%, 10/01/25, Callable 04/01/16 @ 100, GO of Authority	2,000	1,741

		2,697

Puerto Rico (7.6%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,860	5,405
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/16, Callable 08/01/12 @ 100, FSA	1,020	1,007

		6,412

Texas (15.9%)
Dallas Area Rapid Transit Sales Tax, RB, 5.250%, 12/01/38, Callable 12/01/18 @ 100	2,000	2,008
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	4,000	4,363
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	1,000	1,007
Plano Independent School District, Ser A, GO, 5.000%, 02/15/28, Callable 02/15/18 @ 100	1,875	1,876
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Grade Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Texas State Transportation Commission, RB, 5.000%, 04/01/24, Callable 04/01/17 @ 100	4,000	4,093

		13,347

Washington (5.2%)
Washington Health Care Facilities Authority, Multicare Health System, Ser B, RB, 5.500%, 08/15/38, Callable 08/15/18 @ 100, FSA	5,000	4,346

Total Municipal Bonds		78,703

Money Market Fund (4.3%)
Federated Tax-Free Obligations Fund	3,659,913	3,660

Total Money Market Fund		3,660

Total Investments (Cost $83,841)(a) — 97.8%		82,363
Other assets in excess of liabilities — 2.2%		1,891

Net Assets — 100.0%		$84,254

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FGIC-RE	Reinsurance provided by FGIC

FSA	Security guaranteed by Financial Security Assurance

FSA-CR	Security has been secondarily guaranteed by FSA

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (8.4%)
Diversified Financial Services (3.4%)
Clarke American Corp., 4.205%, 04/01/14(a)(b)	847	424
East Valley Tourist Development Authority, 9.720%, 08/06/14(a)(c)	1,400	700

		1,124

Energy (0.1%)
MACH Gen LLC, 3.468%, 02/22/13(a)(b)	42	29

Health Care (2.0%)
Talecris Biotherapeutics, Inc., 5.640%, 12/06/13(a)(b)	799	671

Telecommunication Services (2.9%)
Alltel Communications, Inc., 3.939%, 05/15/15(a)(b)	450	440
Wind Acquisition Holdings, 11.753%, 12/07/11(a)(b)	924	513

		953

Total Bank Loans		2,777

Corporate Bonds (83.9%)
Advertising (1.8%)
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(b)	1,450	595

Auto Manufacturers (0.2%)
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06	110	51

Auto Parts & Equipment (1.7%)
Goodyear Tire & Rubber Co. (The), 6.318%, 12/01/09, Callable 02/09/09 @ 100(a)	175	159
Tenneco, Inc., 8.625%, 11/15/14, Callable 11/15/09 @ 104.31(d)	1,100	418

		577

Building (3.2%)
Centex Corp., 6.500%, 05/01/16	245	156
D.R. Horton, Inc., 5.250%, 02/15/15	135	85
D.R. Horton, Inc., 5.625%, 01/15/16	20	13
D.R. Horton, Inc., 6.500%, 04/15/16	115	72
K Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102.00	560	426
Pulte Homes, Inc., 5.250%, 01/15/14	65	46
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(b)	225	174

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	145	78

		1,050

Chemicals (3.6%)
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/12 @ 106.38	1,390	1,168
Nova Chemicals Corp., MTN, 7.400%, 04/01/09	20	19

		1,187

Commercial Services (1.9%)
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	675	462
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	45	28
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	370	133

		623

Diversified Financial Services (5.0%)
Ford Motor Credit Corp., 8.000%, 12/15/16(d)	1,490	971
Hexion US Finance Corp., 6.649%, 11/15/14, Callable 11/15/09 @ 101(a)	80	22
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 101	1,215	346
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	250	151
NSG Holdings LLC, 7.750%, 12/15/25(b)	200	156

		1,646

Diversified Minerals (1.9%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	325	208
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	705	409

		617

Electric (9.6%)
AES Corp., 9.500%, 06/01/09	250	248
Aquila, Inc., 11.875%, 07/01/12(a)	265	268
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(b)(d)	305	216
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	135	111
Mirant Americas Generation LLC, 8.300%, 05/01/11	700	679
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	500	465
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69	205	189
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(d)	325	292
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	211	179
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Texas Competitive Electric Holdings LLC, 10.500%, 11/01/15, Callable 11/01/11 @ 105.13(b)(d)	765	543

		3,190

Entertainment (0.4%)
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(b)	155	125

Food (0.5%)
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	175	166

Health Care (12.3%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(b)	155	116
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105.00	155	149
Boston Scientific Corp., 6.000%, 06/15/11	135	128
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	640	589
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63(d)	1,265	1,161
Health Management Associates, Inc., 6.125%, 04/15/16	220	136
Omnicare, Inc., 6.125%, 06/01/13, Callable 06/01/09 @ 102.04	30	25
Tenet Healthcare Corp., 7.375%, 02/01/13	1,050	748
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 08/15/09 @ 102.25	145	132
Universal Hospital Services, Inc., 5.925%, 06/01/15, Callable 06/01/09 @ 102.00(a)	1,025	625
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	360	256

		4,065

Insurance (0.5%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	260	183

Lodging (0.7%)
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31	300	227

Machinery Diversified (2.8%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	1,250	937

Materials (0.4%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	255	148

Media (8.7%)
Cablevision Systems Corp., Ser B, 8.334%, 04/01/09(a)	200	199

	Shares or
	Principal
	Amount ($)	Value ($)
EchoStar DBS Corp., 7.750%, 05/31/15	1,200	1,020
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	1,010	899
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	720	469
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	200	135
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	130	88
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(b)	80	74

		2,884

Metals (0.5%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	155	154

Miscellaneous Manufacturer (0.7%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/09 @ 103	239	220

Oil & Gas (10.2%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	115	70
Chesapeake Energy Corp., 6.250%, 01/15/18, Callable 07/15/10 @ 103.13	369	273
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	205	127
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	85	49
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(b)	1,330	532
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	290	170
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104.00	130	68
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	155	122
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	725	370
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	385	285
Sabine Pass LNG LP, 7.500%, 11/30/16(d)	1,365	983
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
United Refining Co., 10.500%, 08/15/12, Callable 08/15/09 @ 102.63	575	333

		3,382

Pipelines (2.6%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	170	123
El Paso Corp., 6.375%, 02/01/09	90	89
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	1,190	643

		855

Telecommunication Services (13.9%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	580	650
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	120	108
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	1,075	516
Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16, Callable 06/15/11 @ 104.75(b)	200	184
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(b)	1,050	971
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38(d)	160	81
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	160	143
Qwest Capital Funding, Inc., 7.000%, 08/03/09	325	318
Sprint Capital Corp., 7.625%, 01/30/11	360	301
Sprint Capital Corp., 8.375%, 03/15/12	100	80
Sprint Capital Corp., 6.900%, 05/01/19	315	224
Sprint Capital Corp., 8.750%, 03/15/32	240	162
Sprint Nextel Corp., 6.000%, 12/01/16	65	46
Telcordia Technologies, Inc., 8.503%, 07/15/12, Callable 01/20/09 @ 102(a)(b)	995	483
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	375	322

	Shares or
	Principal
	Amount ($)	Value ($)
Windstream Regatta Holdings, 11.000%, 12/01/17, Callable 12/01/12 @ 105.50	155	40

		4,629

Transportation (0.8%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	425	285

Total Corporate Bonds		27,796

U.S. Treasury Obligation (1.5%)
U.S. Treasury Notes (1.5%)
4.000%, 06/15/09	490	499

Total U.S. Treasury Obligation		499

Short-Term Investment (9.8%)
Credit Suisse Enhanced Liquidity Fund(e)	3,236,423	3,236

Total Short-Term Investment		3,236

Money Market Fund (3.3%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	1,077,354	1,077

Total Money Market Fund		1,077

Total Investments (Cost $47,144)(g) — 106.9%		35,385
Liabilities in excess of other assets — (6.9)%		(2,289)

Net Assets — 100.0%		$33,096

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 27.2% of net assets as of December 31, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

					Percentage
	Acquisition	Cost	Par	Value	of Net Assets
Issue Descritption	Date	($)	$	($)	(%)
East Valley Tourist Development Authority	08/08/07	1,386	1,400	700	2.12

(d)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $3,164.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

PIK	Payment in-kind
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount ($)	Rate(%)	Date	Value ($)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(500)	5.00	12/20/13	(101)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(500)	5.00	12/20/13	(100)

					(201)

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $1,339, in thousands, were designated as collateral for open swap agreements.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (1.9%)
Automobiles (0.5%)
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	2,725	2,606
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,785	1,705
USAA Auto Owner Trust, Ser 2006-4, Cl A4, 4.900%, 10/15/12	53	51

		4,362

Credit Card ABS (0.6%)
American Express Issuance Trust, Ser 2008-2, Cl A, 4.020%, 01/18/11	5,040	4,844

Home Equity ABS (0.1%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	1,312	927
Contimortgage Home Equity Loan Trust, Ser 1996-2, Cl A8, 7.900%, 07/15/27	34	24
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(a)	7	6

		957

Utility ABS (0.7%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,534	2,493
CNH Equipment Trust, Ser 2008-A, Cl A4A, 5.012%, 08/15/14	1,851	1,707
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	1,348	1,291
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	396	401

		5,892

Total Asset-Backed Securities		16,055

Collateralized Mortgage Obligations (4.5%)
Asset Securitization Corp., Ser 1996-MD6, Cl A7, 8.335%, 11/13/29(a)	2,499	2,666
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,927	4,810
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,232	1,226
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	988	941
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	1,102	1,083
CS First Boston Mortgage Securities Corp., Ser 2002-CP5, Cl A1, 4.174%, 12/15/35	6,672	6,194
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,783	2,733

	Shares or
	Principal
	Amount ($)	Value ($)
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	1,231	1,096
GMAC Commercial Mortgage Securities, Inc., Ser 2000-C1, Cl A2, 7.724%, 03/15/33	1,900	1,900
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	2,343	2,290
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,549	2,543
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,613	1,589
Morgan Stanley Dean Witter Capital I, Ser 2000-1345, Cl A2, 7.459%, 09/03/15(a)(b)	4,565	4,760
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,412	2,375
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.083%, 06/25/18	1,131	1,104
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	1,857	1,805

Total Collateralized Mortgage Obligations		39,115

Corporate Bonds (38.4%)
Aerospace/Defense (0.9%)
General Dynamics Corp., 5.250%, 02/01/14	2,101	2,153
United Technologies Corp., 6.125%, 02/01/19	5,683	6,080

		8,233

Banks (2.9%)
Bank of America Corp., 5.375%, 09/11/12(c)	3,145	3,162
Bank of America Corp., 5.650%, 05/01/18	7,940	7,987
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	2,968	3,013
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	1,522	1,514
Wells Fargo & Co., 4.375%, 01/31/13(c)	5,339	5,228
Wells Fargo & Co., 5.625%, 12/11/17(c)	3,965	4,137

		25,041

Beverages (1.0%)
Diageo Capital PLC, 5.200%, 01/30/13	1,529	1,505
PepsiCo, Inc., 7.900%, 11/01/18	2,900	3,554
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
SABMiller PLC, 6.200%, 07/01/11(b)	3,406	3,374

		8,433

Building Materials (0.5%)
Lafarge SA, 6.150%, 07/15/11	1,923	1,674
Lafarge SA, 6.500%, 07/15/16	3,461	2,335

		4,009

Chemicals (0.3%)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13(c)	2,974	2,992

Commercial Services (1.1%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	2,286	1,912
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,902	1,403
Veolia Environnement, 6.000%, 06/01/18	3,075	2,726
Xerox Corp., 5.500%, 05/15/12	1,495	1,253
Xerox Corp., 6.350%, 05/15/18(c)	2,706	2,116

		9,410

Computers (1.2%)
Hewlett-Packard Co., 4.500%, 03/01/13(c)	1,473	1,495
IBM Corp., 7.625%, 10/15/18	7,504	8,999

		10,494

Consumer Staples (1.5%)
Kellogg Co., 4.250%, 03/06/13	2,233	2,163
Kimberly-Clark Corp., 7.500%, 11/01/18	1,277	1,504
Kraft Foods, Inc., 6.125%, 08/23/18(c)	2,812	2,772
Kroger Co. (The), 7.500%, 01/15/14	1,699	1,786
Procter & Gamble Co., 4.600%, 01/15/14	4,746	4,973

		13,198

Diversified Financial Services (8.5%)
ABX Financing Co., 5.750%, 10/15/16(b)	1,760	1,543
AIG SunAmerica Global Financing VI, 6.300%, 05/10/11(b)	3,395	2,919
American Express Co., 6.150%, 08/28/17	2,652	2,557
BP Capital Markets PLC, 5.250%, 11/07/13	6,999	7,306
Citigroup, Inc., 6.125%, 05/15/18(c)	3,704	3,745
CME Group, Inc., 5.400%, 08/01/13	3,214	3,193
Credit Suisse (USA), Inc., 6.125%, 11/15/11	2,886	2,915
Credit Suisse (USA), Inc., 6.500%, 01/15/12	1,504	1,538
Fund American Cos., Inc., 5.875%, 05/15/13	3,259	2,372
General Electric Capital Corp., Ser A, 5.450%, 01/15/13(c)	6,027	6,070
Goldman Sachs Group, Inc., 6.150%, 04/01/18(c)	5,629	5,409
International Lease Finance Corp., 6.375%, 03/25/13(c)	3,456	2,348
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	1,417	962

	Shares or
	Principal
	Amount ($)	Value ($)
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,971	1,549
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	595	397
Janus Capital Group, Inc., 5.875%, 09/15/11	1,338	979
Jefferies Group, Inc., 5.875%, 06/08/14	2,896	2,232
JPMorgan Chase & Co., 6.000%, 01/15/18(c)	7,399	7,810
Lazard Group LLC, 7.125%, 05/15/15(c)	3,760	2,388
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	20	20
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	4,587	4,525
Northern Trust Co., 5.200%, 11/09/12	3,539	3,585
NYSE Euronext, 4.800%, 06/28/13	3,649	3,539
TIAA Global Markets, 5.125%, 10/10/12(b)	3,575	3,524

		73,425

Electric (4.1%)
Alabama Power Co., 5.800%, 11/15/13	3,301	3,436
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,799	1,815
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	1,144	1,320
E.ON International Finance B.V., 5.800%, 04/30/18(b)(c)	6,905	6,455
Enel Finance International, 5.700%, 01/15/13(b)	6,885	6,339
Exelon Generation Co. LLC, 6.200%, 10/01/17	3,317	2,853
Georgia Power Co., 6.000%, 11/01/13	1,621	1,704
MidAmerican Energy Holdings Co., Ser D, 5.000%, 02/15/14	4,660	4,408
Nevada Power Co., Ser L, 5.875%, 01/15/15	670	641
Oncor Electric Delivery Co., 6.375%, 01/15/15	2,152	2,061
Pacific Gas & Electric Co., 8.250%, 10/15/18	810	973
Southern California Edison Co., 5.750%, 03/15/14(c)	3,322	3,481

		35,486

Insurance (0.5%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	3,482	3,482
MetLife, Inc., Ser A, 6.817%, 08/15/18(c)	1,246	1,187

		4,669

Materials (1.2%)
ArcelorMittal, 6.125%, 06/01/18	3,705	2,537
Nucor Corp., 5.850%, 06/01/18	633	615
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	5,523	4,399
Rio Tinto Finance (USA) Ltd., 6.500%, 07/15/18	4,219	3,094

		10,645

Media (1.6%)
News America Holdings, Inc., 9.250%, 02/01/13	2,391	2,575
Thomson Reuters Corp., 5.950%, 07/15/13	798	743
Time Warner Cable, Inc., 8.250%, 02/14/14	3,440	3,490
Time Warner Cable, Inc., 5.850%, 05/01/17	5,896	5,386
Time Warner, Inc., 5.500%, 11/15/11	1,306	1,227
Viacom, Inc., 6.125%, 10/05/17	766	635

		14,056

Miscellaneous Manufacturer (1.2%)
General Electric Co., 5.000%, 02/01/13(c)	2,735	2,766
General Electric Co., 5.250%, 12/06/17	1,870	1,864
Siemens Financierings NV, 5.750%, 10/17/16(b)	2,350	2,350
Wesfarmers Ltd., 6.998%, 04/10/13(b)	3,603	3,698

		10,678

Oil & Gas (1.5%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	1,714	1,646
Cameron International Corp., 6.375%, 07/15/18	1,215	1,069
Enterprise Products Operating LP, Ser B, 5.600%, 10/15/14	3,418	2,900
Praxair, Inc., 4.625%, 03/30/15	4,265	4,293
Transocean, Inc., 6.000%, 03/15/18	2,990	2,723
Weatherford International Ltd., 4.950%, 10/15/13	535	465

		13,096

Pharmaceuticals (3.3%)
Abbott Laboratories, 5.600%, 11/30/17	4,824	5,220
Astrazeneca PLC, 5.900%, 09/15/17(c)	7,948	8,447
Covidien International Finance SA, 6.000%, 10/15/17	2,858	2,820
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18(c)	4,497	4,723
Schering-Plough, 6.000%, 09/15/17	4,142	4,100
Teva Pharmaceutical Finance LLC, 5.550%, 02/01/16	823	811
Walgreen Co., 4.875%, 08/01/13	2,328	2,398

		28,519

Pipelines (1.2%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	2,503	2,318
El Paso Natural Gas, 5.950%, 04/15/17	590	469
Energy Transfer Partners, 6.700%, 07/01/18	4,889	4,121
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)(c)	2,597	2,397

	Shares or
	Principal
	Amount ($)	Value ($)
Southern Natural Gas Co., 5.900%, 04/01/17(b)	495	392
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18(b)	888	775

		10,472

Retail (1.4%)
Tesco PLC, 5.500%, 11/15/17(b)(c)	3,306	3,065
Wal-Mart Stores, Inc., 5.800%, 02/15/18(c)	8,532	9,441

		12,506

Software (0.5%)
Intuit, Inc., 5.750%, 03/15/17	658	487
Oracle Corp., 5.750%, 04/15/18	4,051	4,237

		4,724

Telecommunication Services (3.0%)
AT&T, Inc., 4.950%, 01/15/13	2,990	3,006
AT&T, Inc., 5.100%, 09/15/14	2,999	2,948
Cisco Systems, Inc., 5.500%, 02/22/16(c)	3,113	3,297
Comcast Corp., 4.950%, 06/15/16	1,606	1,448
Rogers Wireless, Inc., 7.500%, 03/15/15	1,464	1,450
Verizon Communications, Inc., 5.250%, 04/15/13(c)	2,381	2,390
Verizon Communications, Inc., 5.550%, 02/15/16(c)	1,542	1,507
Verizon Communications, Inc., 8.750%, 11/01/18	5,065	5,942
Vodafone Group PLC, 5.500%, 06/15/11	4,148	4,134

		26,122

Transportation (1.0%)
Union Pacific Corp., 7.875%, 01/15/19(c)	7,849	8,967

Total Corporate Bonds		335,175

U.S. Government Agency Mortgages (15.6%)
Fannie Mae (6.5%)
5.725%, 03/01/12	202	211
6.260%, 05/01/12	298	315
6.000%, 02/01/23	10,228	10,626
5.000%, 07/01/28	7,767	7,953
5.000%, 05/01/38	36,483	37,288

		56,393

Freddie Mac (8.9%)
5.500%, 10/01/22	31,234	32,215
5.500%, 01/20/24	43,700	44,983

		77,198

Ginnie Mae (0.2%)
4.449%, 03/16/25	292	295
4.811%, 05/16/27	365	371
5.380%, 02/16/31(a)	400	417
5.269%, 03/16/37(a)	400	413
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		1,496

Total U.S. Government Agency Mortgages		135,087

Municipal Bonds (6.0%)
Austin Texas Water & Wastewater System, RB, 5.250%, 05/15/22, Prerefunded 05/15/11 @ 100, FSA	2,170	2,353
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	1,150	1,306
California State Department Water Resource Power Supply, Ser A, RB, 5.250%, 05/01/20, Prerefunded 05/01/12 @ 101, MBIA-IBC	3,265	3,681
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	1,450	1,582
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	2,765	3,131
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	1,535	1,711
Greenville County South Carolina School District Installment Purchase, Building Equity Sooner for Tomorrow, RB, 5.500%, 12/01/28, Prerefunded 12/01/12 @ 101	4,180	4,767
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	4,015	4,433
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	2,365	2,583
Los Angeles California Unified School District, Ser D, GO, 5.500%, 07/01/21, Prerefunded 07/01/10 @ 100, FGIC	3,680	3,923
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	2,900	3,346
New Jersey Economic Development Authority, School Facilities Construction, Ser C, RB, 5.000%, 06/15/18, Prerefunded 06/15/12 @ 100, MBIA	2,045	2,262
North Carolina State, Public Improvement, Ser A, GO, 5.000%, 03/01/18, Prerefunded 03/01/11 @ 102	2,770	3,026
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	2,055	2,250

	Shares or
	Principal
	Amount ($)	Value ($)
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	3,610	3,918
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	1,365	1,491
Triborough Bridge & Tunnel Authority, Ser A, RB, 5.000%, 01/01/32, Prerefunded 01/01/12 @ 100, GO of Authority	2,570	2,817
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	2,760	3,112

Total Municipal Bonds		51,692

U.S. Treasury Obligations (31.9%)
U.S. Treasury Notes (31.9%)
4.000%, 08/31/09(c)	28,893	29,583
4.000%, 04/15/10(c)	71,141	74,584
4.375%, 12/15/10(c)	21,302	22,878
4.875%, 04/30/11	8,693	9,530
2.500%, 03/31/13(c)	84,307	89,332
1.375%, 07/15/18	29,060	27,296
4.000%, 08/15/18(c)	20,199	23,325

Total U.S. Treasury Obligations		276,528

Short-Term Investment (20.2%)
Credit Suisse Enhanced Liquidity Fund(d)	174,963,716	174,964

Total Short-Term Investment		174,964

Money Market Fund (14.7%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	127,366,783	127,367

Total Money Market Fund		127,367

Total Investments (Cost $1,147,262)(f) — 133.2%		1,155,983
Liabilities in excess of other assets — (33.2)%		(288,244)

Net Assets — 100.0%		$867,739

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.1% of net assets as of December 31, 2008.

(c)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $171,317.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Intermediate Bond Fund
(f)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

IBC	Insurance Bond Certificate

MBIA	Security guaranteed by Municipal Bond Insurance Association

MTN	Medium Term Note

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond

SBG	School Board Guaranty
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Austria	UBS AG	22,640	0.54	11/20/13	733
Berkshire Hathaway, Inc.	Citibank N.A.	(2,400)	5.00	12/20/13	168
Brunswick Corp.	Credit Suisse First Boston	(1,680)	3.95	12/20/13	565
Brunswick Corp.	Merrill Lynch	(500)	1.20	03/20/17	216
Brunswick Corp.	Merrill Lynch	(120)	1.15	03/20/17	52
Capital One Financial Corp.	Citibank N.A.	(885)	1.65	06/20/13	7
Capital One Financial Corp.	Citibank N.A.	(1,415)	3.10	09/20/13	(76)
Centex Corp.	Merrill Lynch	(1,680)	5.05	09/20/13	(46)
Centex Corp.	Credit Suisse First Boston	(620)	2.65	09/20/17	40
Denmark	Barclays Bank PLC	4,945	0.63	12/20/13	119
FedEx Corp.	Credit Suisse First Boston	(2,300)	1.07	09/20/13	132
Emerging Markets CDX Indicies, Series 10	Citibank N.A.	6,185	3.35	12/20/13	939
Emerging Markets CDX Indicies, Series 10	Barclays Bank PLC	5,970	3.35	12/20/13	906
Emerging Markets CDX Indicies, Series 10	JPMorgan	4,445	3.35	12/20/13	675
Emerging Markets CDX Indicies, Series 10	Credit Suisse First Boston	4,445	3.35	12/20/13	675
Emerging Markets CDX Indicies, Series 10	Merrill Lynch	4,445	3.35	12/20/13	675
Emerging Markets CDX Indicies, Series 10	Citibank N.A.	11,110	3.35	12/20/13	1,686
Emerging Markets CDX Indicies, Series 10	Credit Suisse First Boston	4,580	3.35	12/20/13	695
Gannett Co., Inc.	Credit Suisse First Boston	(1,680)	3.15	09/20/13	299
Gannett Co., Inc.	Citibank N.A.	(500)	0.83	06/20/17	159
Gannett Co., Inc.	Citibank N.A.	(120)	0.81	06/20/17	38
Marriott International, Inc.	Credit Suisse First Boston	(2,300)	2.62	09/20/13	235
Masco Corp.	Merrill Lynch	(1,560)	2.20	06/20/13	149
Masco Corp.	Merrill Lynch	(740)	3.25	09/20/13	43
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(11,290)	5.00	12/20/13	(2,268)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(11,290)	5.00	12/20/13	(2,268)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(11,290)	5.00	12/20/13	(2,268)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(11,290)	5.00	12/20/13	(2,268)
Simon Property Group, Inc.	Credit Suisse First Boston	(2,300)	1.64	09/20/13	437
Sweden	Barclays Bank PLC	4,940	0.55	12/20/13	130
Toll Brothers, Inc.	Merrill Lynch	(1,560)	2.65	06/20/13	(31)
Toll Brothers, Inc.	Merrill Lynch	(740)	2.95	09/20/13	(25)
United Kingdom	Credit Suisse First Boston	4,945	0.73	12/20/13	69

					592

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)
Fixed 2-Year New Zealand Bill	UBS AG	9,327	Receive	4.32	01/05/11	(2)
Fixed 26X1 TIIE	Citibank N.A.	2,185	Receive	7.85	12/16/10	—
Fixed 26X1 TIIE	Credit Suisse First Boston	2,169	Receive	7.94	12/15/10	3
Fixed 65X1 TIIE	Citibank N.A.	980	Receive	7.77	12/13/13	(12)
Fixed DI 1/2/12	Barclays Bank PLC	12,471	Receive	13.31	01/02/12	326
Fixed DI 1/2/12	Barclays Bank PLC	4,082	Receive	13.28	01/02/12	103

						418

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $124,197, in thousands, were designated as collateral for open swap agreements.

At December 31, 2008 the Fund’s foreign currency contracts were as follows:

					Unrealized
		Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)

Short:
Australian Dollar	03/18/09	1,201	830	831	(1)
Canadian Dollar	01/23/09	426	340	345	(5)
Canadian Dollar	01/28/09	432	335	350	(15)
Euro	03/18/09	871	1,209	1,207	2
Euro	03/18/09	897	1,249	1,243	6
Hungarian Forint	02/04/09	71,366	340	372	(32)
Mexican Nuevo Peso	01/12/09	4,517	339	325	14
New Zealand Dollar	01/02/09	36	21	21	—
New Zealand Dollar	01/02/09	133	77	78	(1)
New Zealand Dollar	01/02/09	226	130	132	(2)
New Zealand Dollar	01/02/09	211	121	123	(2)
Swiss Franc	01/30/09	399	345	375	(30)
Turkish Lira	01/20/09	518	335	333	2
Turkish Lira	01/30/09	545	335	349	(14)

Total Short Contracts			$6,006	$6,084	$(78)

					Unrealized
		Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)

Long:
Australian Dollar	03/18/09	1,201	830	831	1
British Pound	03/30/09	589	870	844	(26)
Canadian Dollar	01/23/09	426	333	345	12
Canadian Dollar	01/28/09	432	373	350	(23)
Euro	03/18/09	605	830	839	9
Euro	03/18/09	579	830	802	(28)
Euro	03/18/09	584	830	810	(20)
Hungarian Forint	02/04/09	71,366	356	372	16
Mexican Nuevo Peso	01/12/09	4,517	350	325	(25)
Swiss Franc	01/30/09	399	345	375	30
Turkish Lira	01/20/09	518	299	333	34
Turkish Lira	01/30/09	545	354	349	(5)

Total Long Contracts			$6,600	$6,575	$(25)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (2.4%)
Automobiles (0.6%)
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	1,271	1,215
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,210	1,156

		2,371

Credit Card ABS (0.8%)
American Express Issuance Trust, Ser 2008-2, Cl A, 4.020%, 01/18/11	2,428	2,334
Citibank Credit Card Issuance Trust, Ser 2008-A7, Cl A7, 4.150%, 07/07/17	1,000	794

		3,128

Home Equity ABS (0.2%)
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	910	643

Utility ABS (0.8%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	1,691	1,663
CNH Equipment Trust, Ser 2008-A, Cl A4A, 5.012%, 08/15/14	865	798
Massachusetts RRB Special Purpose Trust, Ser 2005-1, Cl A4, 4.400%, 03/15/15	627	600
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	295	299

		3,360

Total Asset-Backed Securities		9,502

Collateralized Mortgage Obligations (4.4%)
Asset Securitization Corp., Ser 1996-MD6, Cl A7, 8.335%, 11/13/29(a)	1,213	1,294
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	2,540	2,480
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	913	909
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	752	716
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	739	726
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,060	2,023
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	593	528
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	992	970
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	1,797	1,793

	Shares or
	Principal
	Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,147	1,129
Morgan Stanley Dean Witter Capital I, Ser 2000-1345, Cl A2, 7.459%, 09/03/15(a)(b)	2,026	2,112
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	1,767	1,740
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.083%, 06/25/18	797	778
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	863	838

Total Collateralized Mortgage Obligations		18,036

Corporate Bonds (44.6%)
Aerospace/Defense (1.4%)
Boeing Co. (The), 5.125%, 02/15/13	1,419	1,418
General Dynamics Corp., 5.250%, 02/01/14	1,093	1,120
United Technologies Corp., 6.125%, 02/01/19	2,956	3,162

		5,700

Auto Manufacturers (0.1%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	508	372

Banks (3.0%)
Bank of America Corp., 5.375%, 09/11/12	1,020	1,026
Bank of America Corp., 5.650%, 05/01/18(c)	3,995	4,019
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	1,848	1,876
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	814	809
Wells Fargo & Co., 4.375%, 01/31/13(c)	2,640	2,585
Wells Fargo & Co., 5.625%, 12/11/17(c)	1,996	2,082

		12,397

Beverages (1.1%)
Diageo Capital PLC, 5.200%, 01/30/13	943	928
PepsiCo, Inc., 7.900%, 11/01/18	1,438	1,763
SABMiller PLC, 6.200%, 07/01/11(b)	1,853	1,835

		4,526

Building Materials (0.5%)
Lafarge SA, 6.150%, 07/15/11	993	865
Lafarge SA, 7.125%, 07/15/36	1,325	753
Martin Marietta Materials, Inc., 6.250%, 05/01/37	836	473

		2,091

Chemicals (0.7%)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13(c)	1,537	1,546
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,363	1,201

		2,747

Commercial Services (1.2%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,225	1,025
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,148	847
Veolia Environnement, 6.000%, 06/01/18	1,582	1,402
Xerox Corp., 5.500%, 05/15/12	908	761
Xerox Corp., 6.350%, 05/15/18(c)	1,417	1,108

		5,143

Computers (1.3%)
Hewlett-Packard Co., 4.500%, 03/01/13(c)	804	816
IBM Corp., 7.625%, 10/15/18	3,740	4,485

		5,301

Consumer Staples (1.6%)
Kellogg Co., 4.250%, 03/06/13	1,190	1,152
Kimberly-Clark Corp., 7.500%, 11/01/18	629	741
Kraft Foods, Inc., 6.125%, 08/23/18	1,440	1,420
Kroger Co. (The), 7.500%, 01/15/14	831	874
Procter & Gamble Co., 4.600%, 01/15/14	2,468	2,586

		6,773

Diversified Financial Services (8.9%)
ABX Financing Co., 6.350%, 10/15/36(b)	873	679
AIG SunAmerica Global Financing VI, 6.300%, 05/10/11(b)	1,708	1,469
American Express Co., 6.150%, 08/28/17(c)	1,189	1,146
BP Capital Markets PLC, 5.250%, 11/07/13	3,453	3,605
Citigroup, Inc., 6.125%, 05/15/18(c)	2,051	2,074
CME Group, Inc., 5.400%, 08/01/13	1,648	1,637
Credit Suisse (USA), Inc., 6.125%, 11/15/11(c)	1,320	1,333
Credit Suisse (USA), Inc., 6.500%, 01/15/12	692	708
Fund American Cos., Inc., 5.875%, 05/15/13	2,245	1,634
General Electric Capital Corp., Ser A, 5.450%, 01/15/13(c)	1,563	1,574
Goldman Sachs Group, Inc., 6.150%, 04/01/18(c)	3,103	2,982
HSBC Holdings PLC, 7.625%, 05/17/32	774	834
International Lease Finance Corp., 6.375%, 03/25/13	1,732	1,177
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	679	461
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,377	1,082
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	456	304

	Shares or
	Principal
	Amount ($)	Value ($)
Janus Capital Group, Inc., 5.875%, 09/15/11	783	573
JPMorgan Chase & Co., 6.000%, 01/15/18(c)	3,721	3,927
Lazard Group LLC, 7.125%, 05/15/15(c)	2,326	1,477
Merrill Lynch & Co., Inc., MTN, 6.150%, 04/25/13	1,423	1,410
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	1,119	1,104
Northern Trust Co., 5.200%, 11/09/12	2,158	2,186
NYSE Euronext, 4.800%, 06/28/13	1,863	1,807
TIAA Global Markets, 5.125%, 10/10/12(b)	1,515	1,493

		36,676

Electric (5.0%)
Alabama Power Co., 5.800%, 11/15/13	1,594	1,659
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	1,353	1,365
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	561	647
E.ON International Finance B.V., 5.800%, 04/30/18(b)	3,659	3,421
Enel Finance International, 6.800%, 09/15/37(b)	1,497	1,149
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,441	1,239
Georgia Power Co., 6.000%, 11/01/13	815	857
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,303	1,212
Nevada Power Co., Ser L, 5.875%, 01/15/15	456	437
Nevada Power Co., Ser R, 6.750%, 07/01/37	974	869
Oncor Electric Delivery Co., 7.000%, 05/01/32	856	771
Pacific Gas & Electric Co., 8.250%, 10/15/18	403	484
Pacific Gas & Electric Co., 6.050%, 03/01/34(c)	1,411	1,499
Public Service Colorado, Ser 17, 6.250%, 09/01/37	780	842
Southern California Edison Co., 5.750%, 03/15/14	1,664	1,744
Virginia Electric & Power Co., 8.875%, 11/15/38(c)	1,379	1,745
Wisconsin Power & Light Co., 6.375%, 08/15/37	793	802

		20,742

Insurance (0.6%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,800	1,800
MetLife, Inc., Ser A, 6.817%, 08/15/18(c)	649	618

		2,418

Materials (0.8%)
ArcelorMittal, 6.125%, 06/01/18(b)	1,895	1,298
Nucor Corp., 5.850%, 06/01/18	321	311
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,101	877
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	854	603

		3,089

Media (1.7%)
News America Holdings, Inc., 6.200%, 12/15/34(c)	679	620
Thomson Reuters Corp., 5.950%, 07/15/13	403	375
Time Warner Cable, Inc., 8.250%, 02/14/14	1,690	1,714
Time Warner Cable, Inc., 5.850%, 05/01/17	3,560	3,252
Time Warner, Inc., 6.500%, 11/15/36	840	762
Viacom, Inc., 6.125%, 10/05/17	325	269

		6,992

Miscellaneous Manufacturer (1.9%)
General Electric Co., 5.000%, 02/01/13	3,672	3,713
General Electric Co., 5.250%, 12/06/17	1,107	1,104
Siemens Financierings NV, 6.125%, 08/17/26(b)	1,006	978
Wesfarmers Ltd., 6.998%, 04/10/13(b)	1,917	1,968

		7,763

Oil & Gas (2.9%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	967	929
Apache Corp., 6.000%, 01/15/37	823	798
Cameron International Corp., 6.375%, 07/15/18	615	541
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35(c)	993	657
Praxair, Inc., 4.625%, 03/30/15	2,311	2,326
Shell International Finance BV, 6.375%, 12/15/38	4,002	4,502
Transocean, Inc., 6.000%, 03/15/18	599	546
Transocean, Inc., 6.800%, 03/15/38	1,284	1,145
Weatherford International, Inc., 6.500%, 08/01/36	916	688

		12,132

Pharmaceuticals (3.2%)
Abbott Laboratories, 5.600%, 11/30/17	2,955	3,198
AstraZeneca PLC, 6.450%, 09/15/37	2,430	2,762
Covidien International Finance SA, 6.000%, 10/15/17	1,760	1,736
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,306	2,422
Schering-Plough Corp., 6.550%, 09/15/37	1,184	1,194
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	613	606
Walgreen Co., 4.875%, 08/01/13	1,200	1,236

		13,154

Pipelines (1.5%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,191	1,103
El Paso Natural Gas, 5.950%, 04/15/17	650	516

	Shares or
	Principal
	Amount ($)	Value ($)
Energy Transfer Partners, 7.500%, 07/01/38	1,774	1,385
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)(c)	1,316	1,215
Southern Natural Gas Co., 5.900%, 04/01/17(b)	445	353
Trans-Canada Pipelines, 6.200%, 10/15/37	1,610	1,399
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	460	401

		6,372

Retail (1.9%)
Tesco PLC, 5.500%, 11/15/17(b)(c)	2,060	1,909
Wal-Mart Stores, Inc., 5.250%, 09/01/35	492	490
Wal-Mart Stores, Inc., 6.500%, 08/15/37(c)	4,505	5,349

		7,748

Software (0.6%)
Intuit, Inc., 5.750%, 03/15/17	373	276
Oracle Corp., 5.750%, 04/15/18	2,178	2,278

		2,554

Telecommunication Services (3.6%)
AT&T, Inc., 4.950%, 01/15/13(c)	1,738	1,747
AT&T, Inc., 5.100%, 09/15/14	1,548	1,522
AT&T, Inc., 6.450%, 06/15/34	947	991
Cisco Systems, Inc., 5.500%, 02/22/16(c)	1,913	2,026
Comcast Corp., 6.450%, 03/15/37	856	852
Rogers Wireless, Inc., 7.500%, 03/15/15	890	881
Verizon Communications, Inc., 5.250%, 04/15/13(c)	1,266	1,271
Verizon Communications, Inc., 5.550%, 02/15/16(c)	1,337	1,306
Verizon Communications, Inc., 8.950%, 03/01/39(c)	1,422	1,837
Vodafone Group PLC, 5.500%, 06/15/11	2,464	2,456

		14,889

Transportation (1.1%)
Union Pacific Corp., 7.875%, 01/15/19	3,921	4,480

Total Corporate Bonds		184,059

U.S. Government Agency (0.2%)
Freddie Mac (0.2%)
4.050%, 11/17/09	700	719

Total U.S. Government Agency		719

U.S. Government Agency Mortgages (17.6%)
Fannie Mae (10.4%)
6.000%, 02/01/23	9,051	9,403
5.000%, 07/01/28	6,878	7,043
5.000%, 05/01/38	25,712	26,278

		42,724

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Freddie Mac (7.1%)
5.500%, 10/01/22	11,857	12,230
5.500%, 01/20/24	16,586	17,073

		29,303

Ginnie Mae (0.1%)
7.000%, 04/15/13	106	112
7.000%, 08/15/14	76	81
7.000%, 05/15/31	47	50

		243

Total U.S. Government Agency Mortgages		72,270

U.S. Treasury Obligations (22.2%)
U.S. Treasury Bonds (7.7%)
6.875%, 08/15/25	14,482	22,019
4.375%, 02/15/38(c)	7,160	9,590

		31,609

U.S. Treasury Notes (14.5%)
4.000%, 08/31/09	22,064	22,590
4.375%, 12/15/10(c)	7,648	8,214
4.875%, 04/30/11	2,626	2,879
2.500%, 03/31/13	2,855	3,025
1.375%, 07/15/18	13,662	12,833
4.000%, 08/15/18(c)	8,862	10,234

		59,775

Total U.S. Treasury Obligations		91,384

Municipal Bonds (6.1%)
Austin Texas Water & Wastewater System, RB, 5.250%, 05/15/22, Prerefunded 05/15/11 @ 100, FSA	1,015	1,100
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	580	659
California State Department Water Resource Power Supply, Ser A, RB, 5.250%, 05/01/20, Prerefunded 05/01/12 @ 101, MBIA-IBC	1,540	1,736
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	730	797
Cincinnati Ohio City School District, Classroom Facilities Construction & Improvement, GO, 5.000%, 12/01/31, Prerefunded 12/01/13 @ 100, FSA	1,385	1,568
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	770	858
Greenville County South Carolina School District Installment Purchase, Building Equity Sooner for Tomorrow, RB, 5.500%, 12/01/28, Prerefunded 12/01/12 @ 101	1,965	2,241
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Ser A, RB, 5.250%, 07/01/33, Prerefunded 07/01/12 @ 100, MBIA	2,005	2,214

	Shares or
	Principal
	Amount ($)	Value ($)
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	1,180	1,289
Los Angeles California Unified School District, Ser D, GO, 5.500%, 07/01/21, Prerefunded 07/01/10 @ 100, FGIC	1,730	1,844
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	1,440	1,661
New Jersey Economic Development Authority, School Facilities Construction, Ser C, RB, 5.000%, 06/15/18, Prerefunded 06/15/12 @ 100, MBIA	955	1,056
North Carolina State, Public Improvement, Ser A, GO, 5.000%, 03/01/18, Prerefunded 03/01/11 @ 102	1,295	1,415
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	1,115	1,221
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	1,800	1,953
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	680	743
Triborough Bridge & Tunnel Authority, Ser A, RB, 5.000%, 01/01/32, Prerefunded 01/01/12 @ 100, GO of Authority	1,140	1,250
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	1,370	1,545

Total Municipal Bonds		25,150

Short-Term Investment (14.1%)
Credit Suisse Enhanced Liquidity Fund(d)	58,102,472	58,102

Total Short-Term Investment		58,102

Money Market Fund (10.9%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	45,045,499	45,045

Total Money Market Fund		45,045

Total Investments (Cost $496,009)(f) — 122.5%		504,267
Liabilities in excess of other assets — (22.5)%		(92,787)

Net Assets — 100.0%		$411,480

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.0% of net assets as of December 31, 2008.

(c)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $56,779.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA-IBC	Security guaranteed by Municipal Bond Insurance Association — Insured Bond Certificates

MTN	Medium Term Note

PSF-GTD	Permanent School Fund Guarantee Program

RB	Revenue Bond

SBG	School Board Guaranty
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Austria	UBS AG	10,505	0.54	11/20/13	340
Berkshire Hathaway, Inc.	Citibank N.A.	(1,100)	5.00	12/20/13	77
Brunswick Corp.	Credit Suisse First Boston	(360)	3.95	12/20/13	121
Brunswick Corp.	Merrill Lynch	(740)	1.15	03/20/17	321
Capital One Financial Corp.	Citibank N.A.	(435)	1.65	06/20/13	3
Capital One Financial Corp.	Citibank N.A.	(665)	3.10	09/20/13	(36)
Centex Corp.	Merrill Lynch	(360)	5.05	09/20/13	(10)
Centex Corp.	Credit Suisse First Boston	(740)	2.65	09/20/17	48
Denmark	Barclays Bank PLC	2,290	0.63	12/20/13	55
Emerging Markets CDX Indicies, Series 10	Merrill Lynch	2,215	3.35	12/20/13	336
Emerging Markets CDX Indicies, Series 10	Citibank N.A.	5,540	3.35	12/20/13	842
Emerging Markets CDX Indicies, Series 10	Barclays Bank PLC	2,985	3.35	12/20/13	453
Emerging Markets CDX Indicies, Series 10	JPMorgan	2,215	3.35	12/20/13	336
Emerging Markets CDX Indicies, Series 10	Credit Suisse First Boston	2,215	3.35	12/20/13	336
Emerging Markets CDX Indicies, Series 10	Citibank N.A.	2,855	3.35	12/20/13	434
Emerging Markets CDX Indicies, Series 10	Credit Suisse First Boston	2,115	3.35	12/20/13	321
FedEx Corp.	Credit Suisse First Boston	(1,100)	1.07	09/20/13	63
Gannett Co., Inc.	Credit Suisse First Boston	(360)	3.15	09/20/13	64
Gannett Co., Inc.	Citibank N.A.	(740)	0.81	06/20/17	236
Marriott International, Inc.	Credit Suisse First Boston	(1,100)	2.62	09/20/13	112
Masco Corp.	Merrill Lynch	(780)	2.20	06/20/13	74
Masco Corp.	Merrill Lynch	(320)	3.25	09/20/13	19
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(5,315)	5.00	12/20/13	(1,068)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(5,315)	5.00	12/20/13	(1,068)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(5,315)	5.00	12/20/13	(1,068)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(5,315)	5.00	12/20/13	(1,068)
Simon Property Group, Inc.	Credit Suisse First Boston	(1,100)	1.64	09/20/13	209
Sweden	Barclays Bank PLC	2,290	0.55	12/20/13	60
Toll Brothers, Inc.	Merrill Lynch	(780)	2.65	06/20/13	(15)
Toll Brothers, Inc.	Merrill Lynch	(320)	2.95	09/20/13	(11)
United Kingdom	Credit Suisse First Boston	2,290	0.73	12/20/13	32

					548

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)
Fixed 2-Year New Zealand Bill	UBS AG	4,414	Receive	4.32	01/05/11	(1)
Fixed 26X1 TIIE	Credit Suisse First Boston	1,051	Receive	7.94	12/15/10	2
Fixed 26X1 TIIE	Citibank N.A.	1,062	Receive	7.85	12/16/10	—
Fixed 65X1 TIIE	Citibank N.A.	469	Receive	7.77	12/13/13	(6)
Fixed DI 1/2/12	Barclays Bank PLC	6,133	Receive	13.31	01/02/12	160
Fixed DI 1/2/12	Barclays Bank PLC	1,997	Receive	13.28	01/02/12	51

						206

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $53,214, in thousands, were designated as collateral for open swap agreements.

At December 31, 2008 the Fund’s foreign currency contracts were as follows:

					Unrealized
		Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)

Short:
Australian Dollar	03/18/09	586	405	405	—
Canadian Dollar	01/23/09	194	155	157	(2)
Canadian Dollar	01/28/09	200	155	162	(7)
Euro	03/18/09	425	590	589	1
Euro	03/18/09	438	610	607	3
Hungarian Forint	02/04/09	33,584	160	175	(15)
Mexican Nuevo Peso	01/12/09	2,130	160	154	6
New Zealand Dollar	01/02/09	20	12	12	—
New Zealand Dollar	01/02/09	61	35	35	—
New Zealand Dollar	01/02/09	105	61	62	(1)
New Zealand Dollar	01/02/09	102	59	60	(1)
Swiss Franc	01/30/09	185	160	174	(14)
Turkish Lira	01/20/09	240	155	154	1
Turkish Lira	01/30/09	252	155	162	(7)

Total Short Contracts			$2,872	$2,908	$(36)

					Unrealized
		Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)

Long:
Australian Dollar	03/18/09	586	405	405	—
British Pound	03/30/09	281	415	403	(12)
Canadian Dollar	01/23/09	194	152	157	5
Canadian Dollar	01/28/09	200	172	162	(10)
Euro	03/18/09	295	405	409	4
Euro	03/18/09	282	405	391	(14)
Euro	03/18/09	285	405	395	(10)
Hungarian Forint	02/04/09	33,584	168	176	8
Mexican Nuevo Peso	01/12/09	2,130	165	153	(12)
Swiss Franc	01/30/09	185	160	174	14
Turkish Lira	01/20/09	240	138	154	16
Turkish Lira	01/30/09	252	164	162	(2)

Total Long Contracts			$3,154	$3,141	$(13)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (93.7%)
Alabama (2.8%)
Alabama Public School & College Authority, Capital Improvements, Ser C, RB, 5.750%, 07/01/17, Callable 07/01/09 @ 101.50	3,950	4,079
Alabama Water Pollution Control Authority, RB, 5.750%, 08/15/12, Callable 08/15/09 @ 100, AMBAC	5,205	5,298
Auburn University, Ser A, RB, 6.000%, 06/01/16, Callable 06/01/11 @ 100, MBIA	4,060	4,319
Huntsville, Ser A, GO, 5.625%, 05/01/16, Callable 05/01/12 @ 102	2,375	2,607
Huntsville, Ser A, GO, 5.750%, 05/01/19, Callable 05/01/12 @ 102	2,800	3,078

		19,381

Alaska (1.0%)
Matunuska-Susitna Boro Alaska Lease, RB, 6.000%, 09/01/32, Callable 09/01/19 @ 100, Assured Guaranty	7,250	7,300

Arizona (2.9%)
Arizona School Facilities Board, COP, 5.250%, 09/01/23, Callable 09/01/18 @ 100	2,000	1,978
Arizona Water Infrastructure Finance Authority, Water Quality, Ser A, RB, 5.625%, 10/01/12, Callable 10/01/09 @ 101	3,280	3,393
Phoenix, Ser B, GO, 5.000%, 07/01/20, Callable 07/01/17 @ 100	8,000	8,595
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/10	3,970	4,128
Salt River Project Agricultural Improvement & Power District Electric System, Ser A, RB, 5.000%, 01/01/20, Callable 01/01/18 @ 100	2,000	2,130

		20,224

California (9.0%)
California Health Facilities Financing Authority, Ser C, RB, 6.250%, 10/01/24, Callable 10/01/18 @ 100	3,500	3,603
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/33, Callable 10/01/18 @ 100	6,500	6,574
California Health Facilities Financing Authority, Ser C, RB, 6.500%, 10/01/38, Callable 10/01/18 @ 100	5,500	5,535
California State Department of Water Resources, Central Valley Project, Ser AE, RB, 5.000%, 12/01/22, Callable 06/01/18 @ 100	8,000	8,295
Fresno Unified School District, Ser A, GO, 6.550%, 08/01/20, Callable 02/01/13 @ 103, MBIA	1,000	1,146

	Shares or
	Principal
	Amount ($)	Value ($)
Golden State Tobacco Securitization Corp., Tobacco Settlement, Ser B, RB, 5.500%, 06/01/33, Prerefunded 06/01/13 @ 100	18,000	20,029
Los Angeles Community College District, Ser E-1, GO, 5.000%, 08/01/22, Callable 08/01/18 @ 100	8,150	8,323
Los Angeles Community College District, Ser F-1, GO, 5.000%, 08/01/27, Callable 08/01/18 @ 100	700	681
Orange County, Loma Ridge/Data Center Project, COP, 6.000%, 06/01/21, Prerefunded 06/01/19 @ 100, AMBAC	1,075	1,273
Port of Oakland, Ser K, RB, AMT, 5.750%, 11/01/22, Callable 05/01/10 @ 100, FGIC	8,060	7,162

		62,621

Colorado (1.1%)
Denver City & County Airport, Ser A, RB, AMT, 5.500%, 11/15/14, Callable 11/15/11 @ 100, FGIC FSA-CR	5,000	5,023
Douglas County School District No. RE1, Douglas & Ebert Counties, GO, 5.750%, 12/15/20, Callable 12/15/14 @ 100, FGIC/MBIA-RE	2,540	2,750

		7,773

Florida (10.0%)
Brevard County School Board, COP, 5.500%, 07/01/17, Prerefunded 07/01/12 @ 100, AMBAC	1,360	1,521
Brevard County School Board, COP, 5.500%, 07/01/18, Prerefunded 07/01/12 @ 100, AMBAC	3,015	3,371
Brevard County Utility Authority, RB, 5.250%, 03/01/13, Callable 03/01/12 @ 100, FGIC/MBIA-RE	1,000	1,063
Brevard County Utility Authority, RB, 5.250%, 03/01/14, Callable 03/01/12 @ 100, FGIC/MBIA-RE	1,000	1,058
Broward County School Board, Ser A, COP, 5.000%, 07/01/16, FSA	5,000	5,343
Florida Municipal Power Agency, Ser A, RB, 5.250%, 10/01/23, Callable 10/01/18 @ 100, AGC-ICC	11,060	11,174
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM	950	1,248
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.250%, 06/01/11, Callable 06/01/09 @ 100	1,000	1,013
Florida State Board of Education, Capital Outlay, Public Education Project, Ser B, GO, 5.375%, 06/01/18, Callable 06/01/12 @ 101, FGIC/MBIA-RE	2,130	2,273
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.375%, 06/01/15, Callable 06/01/12 @ 100	1,535	1,650
Florida State Board of Education, Capital Outlay, Public Education Project, Ser D, GO, 5.625%, 06/01/15, Callable 06/01/10 @ 101	1,235	1,302
Florida State Board of Education, Lottery, Ser A, RB, 5.375%, 07/01/15, Callable 07/01/12 @ 101, FGIC	3,500	3,732
Florida State Department of Transportation, GO, 5.000%, 07/01/18, Callable 07/01/12 @ 101	8,840	9,219
Florida State Division of Bond Finance, Department of Environmental Protection & Preservation, Ser 2000-A, RB, 5.375%, 07/01/11, Callable 07/01/09 @ 101, FGIC	2,130	2,183
Florida State Municipal Power Agency, All Requirements Power Supply Project, Ser A, RB, 5.250%, 10/01/19	3,000	3,163
Jacksonville Sales Tax, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	1,435	1,521
Jacksonville Sales Tax, RB, 5.500%, 10/01/14, Callable 10/01/11 @ 100, AMBAC	1,200	1,272
Jacksonville Sales Tax, RB, 5.500%, 10/01/15, Callable 10/01/11 @ 100, AMBAC	1,550	1,643
Lee County Memorial Health Systems Hospital, Ser A, RB, 5.750%, 04/01/15, Callable 04/01/12 @ 100, FSA	1,000	1,050
Lee County Transportation Facility Authority, Ser A, RB, 5.500%, 10/01/13, Callable 10/01/11 @ 100, AMBAC	2,000	2,121
Miami-Dade County Water & Sewer, Ser C, RB, 5.000%, 10/01/12, BHAC	2,535	2,733
Orlando Utilities Commission, RB, 5.250%, 10/01/19, Callable 10/01/11 @ 101	2,500	2,596
Palm Beach County School Board, Ser B, COP, 5.000%, 08/01/25, Mandatory Put 08/01/11 @ 100, FGIC	3,000	3,063
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, Callable 10/01/14 @ 100, FSA	2,000	2,189
Tampa Sales Tax Authority, Ser A, RB, 5.375%, 10/01/14, Callable 10/01/11 @ 101, AMBAC	1,640	1,748

		69,249

Georgia (2.5%)
Atlanta Airport, Ser C, RB, AMT, 6.250%, 01/01/13, Callable 01/01/10 @ 101, FGIC	3,170	3,210

	Shares or
	Principal
	Amount ($)	Value ($)
Carrol County, GO, 4.500%, 07/01/10, Assured Guaranty	2,500	2,594
Carrol County, GO, 5.000%, 07/01/12, Assured Guaranty	3,000	3,225
Georgia State, Ser B, GO, 5.000%, 07/01/17, Callable 07/01/15 @ 100	2,000	2,213
Georgia State, Ser B, GO, 5.000%, 03/01/20, Callable 03/01/16 @ 100	5,630	6,034

		17,276

Illinois (5.4%)
Chicago Transit Authority, Capital Grant Receipts, Ser A, RB, 5.250%, 06/01/23, Callable 06/01/18 @ 100, Assured Guaranty	5,000	5,099
Grundy, Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, Callable 10/15/18 @ 100, Assured Guaranty	4,500	4,868
Illinois State Sales Tax, Ser X, RB, 5.500%, 06/15/13, Callable 06/15/09 @ 100.00	3,390	3,416
Illinois State Toll Highway Authority, RB, 5.000%, 01/01/19, Callable 07/01/15 @ 100, FSA	6,400	6,763
Illinois State Toll Highway Authority, Ser A, RB, 5.000%, 01/01/18, Callable 07/01/15 @ 100, FSA	7,460	7,985
Illinois State Toll Highway Authority, Ser A-1, RB, 5.000%, 01/01/20, Callable 07/01/16 @ 100, FSA	2,500	2,618
Illinois State, Ser A, GO, 5.250%, 10/01/12	5,980	6,554

		37,303

Kansas (0.8%)
Lenexa, Refunding & Improvements, Ser A, GO, 5.000%, 09/01/09, FSA	5,115	5,257

Maryland (5.4%)
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 07/15/09	8,055	8,165
Maryland State & Local Facilities, Second Ser, GO, 5.000%, 08/01/18, Callable 08/01/13 @ 100	7,005	7,467
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Callable 05/01/14 @ 100	4,500	4,799
Maryland State Transportation Authority Grant, RAN, 5.000%, 03/01/12	5,000	5,443
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland State Transportation Authority Grant, RAN, 5.250%, 03/01/19	10,000	11,328

		37,202

Massachusetts (0.8%)
Massachusetts State, Consolidated Lien, Ser C, GO, 5.000%, 09/01/18, Callable 09/01/15 @ 100	5,310	5,724

Michigan (1.3%)
Detroit Sewer Disposal System, Senior Lien, Ser C, RB, 5.000%, 07/01/18, Callable 07/01/16 @ 100, FGIC/AGC-ICC	2,500	2,613
Kent Hospital Finance Authority, Spectrum Health, Ser A, RB, 5.000%, 01/15/47, Mandatory Put 01/15/12 @ 100	3,000	3,044
Michigan Municipal Bond Authority, Clean Water State Revolving Fund, RB, 5.375%, 10/01/17, Callable 10/01/12 @ 100	3,300	3,543

		9,200

Missouri (2.5%)
Missouri State Highways & Transit Commission State Road, RB, 5.000%, 02/01/19	15,625	17,270

Nevada (1.7%)
Nevada State, Capital Improvement & Cultural Affairs, Ser B, GO, 5.000%, 12/01/12, FGIC/MBIA-RE	5,450	5,923
Nevada State, Capital Improvement & Cultural Affairs, Ser C, GO, 5.000%, 06/01/23, Callable 06/01/18 @ 100	5,520	5,593

		11,516

New Jersey (7.0%)
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/18, Callable 11/01/15 @ 100, FSA	8,000	9,008
Garden State Preservation Trust, Open Space & Farmland Preservation, Ser A, RB, 5.800%, 11/01/20, Callable 11/01/15 @100, FSA	10,000	10,959
New Jersey Economic Development Authority, School Facility Construction, Ser T-3, RB, 5.000%, 09/01/20, Mandatory Put 09/01/14 @ 100, FSA	5,000	5,280
New Jersey Sports & Exposition Authority, Ser B, RB, 5.000%, 09/01/16	7,000	7,565
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 6.000%, 12/15/38, Callable 12/15/18 @ 100	10,000	10,142

	Shares or
	Principal
	Amount ($)	Value ($)
New Jersey State Transportation Trust Fund Authority, Ser A, RB, 5.875%, 12/15/38, Callable 12/15/18 @ 100	5,525	5,554

		48,508

New York (18.3%)
Buffalo School Improvements, Ser D, GO, 5.500%, 12/15/14, Callable 12/15/11 @ 100, FGIC/MBIA-RE	1,075	1,132
New York City Municipal Water Finance Authority Water & Sewer System, Ser A, RB, 5.750%, 06/15/40, Callable 06/15/18 @ 100	15,485	15,834
New York City Transitional Finance Authority, Building Aid, Ser S-1, RB, 5.000%, 01/15/26, Callable 01/15/18 @ 100, State Aid Withholding	4,000	3,932
New York City Transitional Finance Authority, Building Aid, Ser S-2, RB, 6.000%, 07/15/38, Callable 07/15/18 @ 100, State Aid Withholding	7,500	7,641
New York State Dormitory Authority, State Personal Income Tax, Ser A, RB, 5.000%, 03/15/20, Callable 03/15/18 @ 100	5,570	5,868
New York State Dormitory Authority, State Personal Income Tax, Ser F, RB, 5.000%, 03/15/30, Callable 03/15/15 @ 100	1,400	1,338
New York State Thruway Authority, Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/20, Callable 10/01/17 @ 100	10,645	11,044
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Ser B, RB, 5.000%, 04/01/23, Callable 10/01/18 @ 100	3,415	3,409
New York State Urban Development Corporation, Ser D, RB, 5.000%, 01/01/12	5,460	5,774
New York State Urban Development Corporation, Ser D, RB, 5.000%, 01/01/13	10,000	10,667
New York State Urban Development Corporation, Ser D, RB, 5.000%, 01/01/16	14,000	15,042
New York, Ser E, GO, 5.000%, 11/01/11, FSA	4,650	4,972
Port Authority New York & New Jersey, RB, AMT, 5.000%, 10/01/25, Callable 04/01/16 @ 100, GO of Authority	8,000	6,965
Tobacco Settlement Financing Corp., Ser B-1C, RB, 5.250%, 06/01/12, Callable 06/01/09 @ 100	1,995	1,996
Tobacco Settlement Financing Corp., Ser A1, RB, 5.250%, 06/01/13, Callable 06/01/09 @ 100	4,445	4,447
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Tobacco Settlement Financing Corp., Ser A1, RB, 5.500%, 06/01/14, Callable 06/01/09 @ 100	3,750	3,763
Triborough Bridge & Tunnel Authority, Ser B, RB, 5.250%, 11/15/16, Callable 11/15/12 @ 100	7,000	7,437
Triborough Bridge & Tunnel Authority, Ser B, RB, 5.250%, 11/15/17, Callable 11/15/12 @ 100	11,000	11,686
Triborough Bridge & Tunnel Authority, Ser C, RB, 5.000%, 11/15/20, Callable 11/15/18 @ 100	3,780	3,937

		126,884

North Carolina (0.5%)
North Carolina State, GO, 5.000%, 05/01/16, Callable 05/01/13 @ 100	3,500	3,746

Ohio (0.9%)
Ohio State, Common Schools, Ser A, GO, 5.000%, 09/15/17, Callable 03/15/15 @ 100	5,600	6,063

Pennsylvania (2.2%)
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Ser B, RB, 5.000%, 06/15/18, Callable 06/15/14 @ 100	5,000	4,969
Easton Area School District, Ser 2006, GO, 7.750%, 04/01/25, Callable 04/01/16 @ 100, FSA	8,790	10,191

		15,160

Puerto Rico (1.2%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, 5.250%, 07/01/15, Callable 07/01/13 @ 100, FGIC	5,000	4,612
Puerto Rico Commonwealth Municipal Finance Agency, Ser A, RB, 5.250%, 08/01/14, Callable 08/01/12 @ 100, FSA	4,000	4,032

		8,644

South Carolina (0.3%)
South Carolina State Public Service Authority, Ser A, RB, 5.000%, 01/01/17, Callable 01/01/14 @ 100, FSA	2,300	2,434

Texas (12.3%)
Bexar County Hospital District, GO, 5.000%, 02/15/25, Callable 02/15/18 @ 100	5,000	4,891
Dallas Area Rapid Transit Sales Tax, RB, 5.250%, 12/01/38, Callable 12/01/18 @ 100	2,000	2,008
Dallas County Community College District, GO, 5.000%, 02/15/27, Callable 02/15/18 @ 100	11,000	11,031
Dallas Independent School District, GO, 6.375%, 02/15/34, Callable 02/15/18 @ 100, PSF-GTD	6,000	6,545

	Shares or
	Principal
	Amount ($)	Value ($)
Dallas, GO, 5.000%, 02/15/18, Callable 02/15/09 @ 100	5,000	5,009
Garland Texas, Ser A, GO, 5.000%, 02/15/22, Callable 02/15/18 @ 100	4,265	4,359
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Ser B, RB, 7.125%, 12/01/31, Callable 12/01/18 @ 100	4,050	4,077
Harris County, Ser B, GO, 5.000%, 10/01/16	3,150	3,525
Lower Colorado River Authority, Ser A, RB, 5.875%, 05/15/15, Callable 05/15/09 @ 101, FSA	5,500	5,614
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, Callable 12/15/14 @ 100, MBIA	2,690	2,849
North Texas Tollway Authority, Ser H, RB, 5.000%, 01/01/42, Mandatory Put 01/01/13 @ 100	10,000	9,694
North Texas Tollway Authority, Ser L-2, RB, 6.000%, 01/01/38, Mandatory Put 01/01/13 @ 100	10,000	9,895
Plano Independent School District, Ser A, GO, 5.000%, 02/15/28, Callable 2/15/18 @ 100	3,500	3,502
Texas State Transportation Commission, RB, 5.000%, 04/01/24, Callable 04/01/17 @ 100	7,000	7,163
Texas State University Systems Financing, RB, 5.000%, 03/15/18, Callable 03/15/15 @ 100, FSA	5,035	5,363

		85,525

Washington (1.5%)
Energy Northwest Electric, Ser B, RB, 6.000%, 07/01/17, Callable 07/01/12 @ 100, MBIA	2,450	2,650
Pierce County School District No. 10, Tacoma, GO, 5.000%, 12/01/16, Callable 12/01/13 @ 100, FGIC/MBIA-RE	5,200	5,561
Seattle Municipal Light & Power, RB, 5.000%, 04/01/10	2,160	2,252

		10,463

West Virginia (2.3%)
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/20, Callable 07/01/18 @ 100	5,000	5,333
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/21, Callable 07/01/18 @ 100	5,520	5,805
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Investment Grade Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
West Virginia School Building Authority, Excess Lottery, RB, 5.250%, 07/01/22, Callable 07/01/18 @ 100	4,810	4,988

		16,126

Total Municipal Bonds		650,849

Money Market Funds (6.0%)
Federated Tax-Free Obligations Fund	41,903,043	41,903
SEI Tax Exempt Trust, Institutional Tax Free Fund	42,033	42

Total Money Market Funds		41,945

Total Investments (Cost $687,686)(a) — 99.7%		692,794

Other assets in excess of liabilities — 0.3%		2,351

Net Assets — 100.0%		$695,145

(a)	Represents cost for financial reporting purposes.

AGC-ICC	Security guaranteed by Insured Custody Certificates. Secondarily guaranteed by Assured Guaranty Corporation.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BHAC	Security guaranteed by Berkshire Hathaway Assurance Corporation

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

FSA-CR	Security has been secondarily guaranteed by FSA

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

MBIA-RE	Reinsurance provided by MBIA

PSF-GTD	Permanent School Fund Guarantee Program

RAN	Revenue Anticipation Note

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Limited Duration Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (46.7%)
Automobile ABS (14.6%)
Capital Auto Receivables Asset Trust, Ser 2007-SN1, Cl A4, 1.295%, 02/15/11(a)	2,000	1,727
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A2B, 1.215%, 12/15/09(a)	1	1
Ford Credit Auto Owner Trust, Ser 2006-C, Cl A4B, 1.235%, 02/15/12(a)	100	90
Ford Credit Auto Owner Trust, Ser 2007-B, Cl A3B, 1.535%, 11/15/11(a)	500	458
Harley-Davidson Motorcycle Trust, Ser 2007-3, Cl A3, 1.545%, 06/15/12(a)	800	766
Honda Auto Receivables Owner Trust, Ser 2007-3, Cl A4, 1.445%, 12/16/13(a)	1,500	1,340
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A2A, 5.110%, 01/15/10	131	131

		4,513

Credit Card ABS (8.7%)
American Express Issuance Trust, Ser 2007-2, Cl A, 1.445%, 07/15/13(a)	2,000	1,633
Capital One Multi-Asset Execution Trust, Ser 2005-A10, Cl A, 1.275%, 09/15/15(a)	1,500	1,057

		2,690

Diversified Financial Services (21.1%)
College Loan Corporation Trust, Ser 2003-2, Cl A3, 3.735%, 07/25/13(a)	742	738
Collegiate Funding Services Education Loan Trust, Ser 2005-A, Cl A2, 1.556%, 12/28/21(a)	1,442	1,316
Nelnet Student Loan Trust, Ser 2005-3, Cl A, 1.575%, 06/22/17(a)	1,713	1,629
Pennsylvania Higher Education Assistance, Ser 2005-1, Cl A1, 3.565%, 07/25/16(a)	996	996
SLC Student Loan Trust, Ser 2006-1, Cl A3, 2.026%, 09/15/17(a)	2,000	1,847

		6,526

Home Equity ABS (2.3%)
Accredited Mortgage Loan Trust, Ser 2005-4, Cl A2B, 0.621%, 12/25/35(a)	4	4
Guarantor Trust, Ser 2002-T10, Cl A1, 0.711%, 06/25/32(a)	659	603

	Shares or
	Principal
	Amount ($)	Value ($)
Residential Asset Securities Corp., Ser 2005-AHL3, Cl A2, 0.711%, 11/25/35(a)	111	89

		696

Total Asset-Backed Securities		14,425

Collateralized Mortgage Obligations (10.0%)
Chase Commercial Mortgage Securities Corp., Ser 2000-2, Cl A1, 7.543%, 07/15/32	635	634
Fannie Mae, Ser 2003-121, Cl FC, 0.871%, 02/25/28(a)	311	308
Freddie Mac, Ser 2630, Cl FJ, 1.545%, 06/15/18(a)	611	604
Freddie Mac, Ser 2885, Cl PB, 4.500%, 08/15/14	1,192	1,192
Superannuation Members Home Loans Global Fund, Ser 4A, Cl A, 4.540%, 10/09/29(a)	385	371

Total Collateralized Mortgage Obligations		3,109

Money Market Fund (43.2%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	13,349,124	13,349

Total Money Market Fund		13,349

Total Investments (Cost $32,586)(c) — 99.9%		30,883
Other assets in excess of liabilities — 0.1%		29

Net Assets — 100.0%		$30,912

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Affiliate Investment.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Limited-Term Federal Mortgage Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Collateralized Mortgage Obligations (0.1%)
RAAC, Ser 2004-SP2, Cl A1, 5.964%, 01/25/17(a)	26	25

Total Collateralized Mortgage Obligations		25

U.S. Government Agency Mortgages (99.2%)
Fannie Mae (67.8%)
5.500%, 12/01/16	1,930	2,001
5.000%, 04/01/23	2,881	2,962
4.500%, 10/01/23	2,973	3,043
5.500%, 11/01/23	5,977	6,166
5.500%, 05/01/26	2,150	2,209
5.000%, 11/01/28	1,992	2,039
4.500%, 09/01/33	991	1,006
5.000%, 11/01/33	4,946	5,062
5.283%, 11/01/35(a)	7,022	7,247
6.500%, 10/01/37	4,391	4,566
6.500%, 01/13/39	2,027	2,105

		38,406

Freddie Mac (19.0%)
5.500%, 12/01/22	3,894	4,016
5.500%, 11/01/23	3,635	3,749
5.500%, 08/01/28	2,949	3,029

		10,794

Ginnie Mae (12.4%)
5.500%, 10/15/35	2,865	2,958
6.500%, 08/15/36	1,200	1,250
5.500%, 01/21/39	2,750	2,832

		7,040

Total U.S. Government Agency Mortgages		56,240

Money Market Fund (5.8%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(b)	3,313,240	3,313

Total Money Market Fund		3,313

Total Investments (Cost $58,020)(c) — 105.1%		59,578
Liabilities in excess of other assets — (5.1)%		(2,890)

Net Assets — 100.0%		$56,688

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (95.4%)
Maryland (94.1%)
Anne Arundel County Special Obligation, Arundel Mills Project, RB, 5.125%, 07/01/22, Callable 07/01/14 @ 100, County Guaranteed	1,000	1,026
Baltimore County, Catholic Health Initiatives, Ser A, RB, 5.000%, 09/01/21, Callable 09/01/16 @ 100	550	528
Baltimore County, Pension Funding, GO, 5.125%, 08/01/11, Callable 08/01/09 @ 100.50	510	517
Baltimore Sewer Improvement, Wastewater Projects, Ser C, RB, 5.000%, 07/01/22	1,000	1,002
Baltimore, Ser A, GO, 5.000%, 10/15/27, Callable 10/15/18 @ 100, FSA	500	503
Charles County, GO, 5.000%, 03/01/16	1,000	1,134
Frederick County, GO, 5.000%, 12/01/15	1,075	1,221
Harford County, GO, 5.000%, 07/15/25, Callable 07/15/15 @ 100	1,000	1,022
Howard County, GO, 5.000%, 02/15/15	1,000	1,130
Maryland Capital Improvements, Ser A, GO, 5.000%, 02/15/19, Callable 02/15/15 @ 100	1,000	1,078
Maryland Community Development Administration, Department of Housing & Community Development, RB, AMT, 5.000%, 09/01/27, Callable 03/01/17 @ 100	1,000	815
Maryland Community Development Administration, Department of Housing & Community Development, Ser F, RB, 5.700%, 09/01/28, Callable 11/01/18 @ 100	300	288
Maryland Economic Development Corp., Department of Transportation Headquarters, RB, 5.375%, 06/01/19, Callable 06/01/12 @ 100.50	1,000	1,069
Maryland Economic Development Corp., Student Housing, Towson University Project, Ser A, RB, 5.250%, 07/01/37, Callable 07/01/17 @ 100	1,000	568
Maryland Economic Development Corp., University of Maryland College Park Project, RB, 5.750%, 06/01/18, Prerefunded 06/01/13 @ 100	475	548
Maryland Health & Higher Educational Facilities Authority, Board of Child Care, RB, 5.500%, 07/01/13, Callable 07/01/12 @ 100	500	521
Maryland Health & Higher Educational Facilities Authority, Calvert Health Systems, RB, 5.500%, 07/01/36, Callable 07/01/14 @ 100	1,000	804

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital, RB, 6.000%, 07/01/21, Callable 07/01/12 @ 100	250	213
Maryland Health & Higher Educational Facilities Authority, Catholic Health Initiatives, Ser A, RB, 6.000%, 12/01/24, Callable 06/01/10 @ 101, ETM	250	266
Maryland Health & Higher Educational Facilities Authority, Doctors Community Hospital, Ser A, RB, 4.000%, 07/01/13	420	364
Maryland Health & Higher Educational Facilities Authority, Goucher College, RB, 5.375%, 07/01/25, Callable 07/01/14 @ 100	565	520
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins University, Ser A, RB, 5.250%, 07/01/38, Callable 07/01/18 @ 100	1,250	1,262
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, Assured Guaranty	300	277
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, RB, 5.000%, 07/01/28, Callable 07/01/17 @ 100, Assured Guaranty	500	432
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Ser A, RB, 5.125%, 07/01/34, Prerefunded 07/01/14 @ 100	1,000	1,126
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/20, Callable 07/01/16 @ 100	700	632
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, RB, 5.000%, 07/01/26, Callable 07/01/16 @ 100	500	405
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System, Ser A, RB, 5.000%, 07/01/15, MBIA/FHA	1,000	998
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/18	500	570
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.000%, 03/01/19, Callable 03/01/17 @ 100	500	546
Maryland State Transportation Authority, Grant & Revenue Anticipation, RB, 5.250%, 03/01/20, Callable 03/01/19 @ 100	750	833
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Maryland Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Maryland State Transportation Authority, RB, 5.000%, 07/01/22, Callable 07/01/17 @ 100, FSA	1,000	1,050
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23, Callable 07/01/18 @ 100	1,000	1,045
Maryland Transportation Authority, Baltimore/Washington International Airport, Ser B, RB, AMT, 5.375%, 03/01/15, Callable 03/01/12 @ 101, AMBAC	1,000	970
Montgomery County Economic Development, Trinity Health Care Group, RB, 5.500%, 12/01/16, Callable 12/01/11 @ 100	1,000	1,064
Montgomery County Housing Opportunities Commission, Ser A, RB, 4.450%, 07/01/17, Callable 01/01/11 @ 100	75	75
Montgomery County Housing Opportunities Commission, Ser A, RB, 6.000%, 07/01/20, Callable 07/01/10 @ 100	1,020	1,027
Montgomery County Revenue Authority, Lease, College Arts Center Project, Ser A, RB, 5.000%, 05/01/28, Callable 05/01/15 @ 100	1,000	942
Montgomery County Revenue Authority, Transportation Fund Lease, Ser A, RB, 5.125%, 11/01/29, Callable 11/01/18 @ 100	250	245
Northeast Waste Disposal Authority, Solid Waste Revenue, RB, AMT, 5.500%, 04/01/11	220	220
Talbot County, GO, 5.375%, 03/15/17, Callable 03/15/12 @ 101	1,000	1,075

		29,931

Puerto Rico (1.3%)
Puerto Rico Commonwealth, Ser A, GO, 5.500%, 07/01/19, MBIA	500	438

Total Municipal Bonds		30,369

Money Market Funds (3.1%)
Federated Maryland Municipal Cash Trust	927,007	927
Federated Tax-Free Obligations Fund	45,612	46

Total Money Market Funds		973

Total Investments (Cost $32,347)(a) — 98.5%		31,342
Other assets in excess of liabilities — 1.5%		464

Net Assets — 100.0%		$31,806

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

ETM	Escrowed to Maturity

FHA	Security guaranteed by Federal Housing Administration

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (96.3%)
North Carolina (90.5%)
Appalachian State University, Procurement Services Building, RB, 5.000%, 07/15/30, Callable 07/15/15 @ 100, MBIA	1,250	1,147
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/21, Callable 08/01/18 @ 100	500	517
Cape Fear Public Utility Authority, Water & Sewer System, RB, 5.000%, 08/01/35, Callable 08/01/18 @ 100	1,000	947
Charlotte Airport, Ser B, RB, AMT, 6.000%, 07/01/24, Callable 07/01/09 @ 101, MBIA	1,000	916
Charlotte, Convention Facilities Project, COP, 5.000%, 12/01/25, Callable 12/01/15 @ 100	1,000	1,002
Charlotte, Convention Facilities Project, Ser A, COP, 5.500%, 08/01/19, Callable 08/01/13 @ 101	1,000	1,080
Charlotte-Mecklenburg Hospital Authority Health Care System, Ser A, RB, 5.000%, 01/15/21, Callable 01/15/17 @ 100	1,000	952
Dare County, COP, 5.000%, 06/01/23, Callable 12/01/12 @ 100, AMBAC	830	822
Greensboro, Enterprise System, Ser A, RB, 5.000%, 06/01/25, Callable 06/01/17 @ 100	1,605	1,641
Iredell County Public Facilities Project, COP, 5.250%, 10/01/20, Callable 10/01/13 @ 100, AMBAC	500	507
Johnston Memorial Hospital Authority Mortgage, RB, 5.000%, 10/01/36, Callable 04/01/18 @ 100, FSA/FHA	1,000	788
Lenoir County North Carolina, GO, 5.000%, 02/01/21, Callable 02/01/17 @ 100, FSA	500	528
North Carolina Capital Facilities Finance Agency, Duke University Project, Ser A, RB, 5.250%, 07/01/42, Prerefunded 10/01/12 @ 100	3,000	3,353
North Carolina Eastern Municipal Power Agency, Power System, Ser C, RB, 5.375%, 01/01/16, Callable 01/01/13 @ 100	500	495
North Carolina Housing Finance Agency, Homeownership, Ser 27-A, RB, AMT, 5.550%, 07/01/38, Callable 07/01/18 @ 100	500	417
North Carolina Medical Care Commission Health System, RB, 5.000%, 10/01/25, Callable 10/01/17 @ 100, FSA	1,000	903

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina Medical Care Commission, Health Care Facilities, Novant Health Obligations Group, Ser A, RB, 5.000%, 11/01/17, Callable 11/01/13 @ 100	1,290	1,294
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems, Ser D, RB, 6.250%, 12/01/33, Callable 12/01/18 @ 100	2,000	1,982
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems, Ser E-1, RB, 5.750%, 12/01/36(a)	1,000	990
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Ser A, RB, 5.250%, 01/01/15	1,000	1,074
North Carolina State Education Assistance Authority, Ser Q-2, RB, AMT, 2.500%, 07/01/36, Guaranteed Student Loans(a)(b)	950	950
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/14, MBIA	2,000	2,193
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/15, MBIA	1,000	1,103
North Carolina State Grant Anticipation, RB, 5.000%, 03/01/16, MBIA	750	829
North Carolina State, Ser B, COP, 5.000%, 06/01/21, Callable 06/01/14 @ 100	1,000	1,017
Onslow County Hospital Authority, Onslow Memorial Hospital Project, RB, 5.125%, 04/01/18, Callable 10/01/16 @ 100, MBIA/FHA	500	449
Raleigh Durham Airport Authority, RB, AMT, 5.000%, 05/01/12, MBIA/FGIC	1,000	998
Raleigh Durham Airport Authority, Ser A, RB, 5.000%, 05/01/30, Callable 05/01/15 @ 100, AMBAC	2,000	1,801
Raleigh North Carolina Combined Enterprise System, RB, 5.000%, 03/01/31, Callable 03/01/14 @ 100	1,000	983
Rockingham County, COP, 4.000%, 04/01/11, Assured Guaranty	985	1,022
Rockingham County, COP, 5.000%, 04/01/18, Callable 04/01/12 @ 101, AMBAC	500	514
Salisbury Enterprise System, RB, 5.000%, 02/01/20, Callable 02/01/12 @ 101, FSA	500	511
University of North Carolina at Chapel Hill, RB, 5.000%, 12/01/31, Callable 12/01/17 @ 100	1,270	1,272
Wake County Hospital, RB, 5.125%, 10/01/13, Callable 10/01/13 @ 100, MBIA, ETM	350	397
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
North Carolina Tax-Exempt Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Co. Project, RB, 5.375%, 02/01/17, Callable 02/01/12 @ 101	1,000	1,003
Wilmington North Carolina, Ser A, COP, 5.000%, 06/01/38, Callable 06/01/18 @ 100	2,150	2,000

		38,397

Puerto Rico (5.8%)
Puerto Rico Commonwealth, Public Import, GO, 5.500%, 07/01/19, FSA	835	811
Puerto Rico Highway & Transportation Authority, Ser AA, RB, 5.500%, 07/01/19, MBIA	595	522
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Ser C, RB, 5.500%, 07/01/23, AMBAC	400	329
Puerto Rico Sales Tax Financing Corporation Sales Tax, Ser A, RB, 5.250%, 08/01/57, Callable 08/01/17 @ 100	1,000	796

		2,458

Total Municipal Bonds		40,855

Money Market Funds (3.0%)
Federated Tax-Free Obligations Fund	1,030,494	1,030
SEI Tax Exempt Trust, Institutional Tax Free Fund	264,309	264

Total Money Market Funds		1,294

Total Investments (Cost $43,651)(c) — 99.3%		42,149
Other assets in excess of liabilities — 0.7%		318

Net Assets — 100.0%		$42,467

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	Percentage of Net Assets(%)
North Carolina State Education Assistance Authority	12/10/07	950	950	950	2.24
(c)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

COP	Certificate of Participation

ETM	Escrowed to Maturity

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHA	Security guaranteed by Federal Housing Administration

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (83.5%)
Advertising (0.3%)
Valassis Communications, Inc., 3.210%, 03/02/14(a)(b)	1,795	871
Valassis Communications, Inc., 3.210%, 03/02/14(a)(b)	595	282

		1,153

Aerospace/Defense (0.8%)
AM General Corp., 3.961%, 09/30/12(a)(b)	124	81
AM General Corp., 5.502%, 09/30/12(a)(b)	2,987	1,941
Hawker Beechcraft, Inc., 2.789%, 04/02/14(a)(b)	2,265	1,161
Hawker Beechcraft, Inc., 5.762%, 04/02/14(a)(b)	133	68

		3,251

Auto Parts & Equipment (0.5%)
Baker Tanks, Inc., 3.108%, 05/08/14(a)(b)	3,201	1,505
Centaur LLC, 9.250%, 10/30/12(a)(b)	1,675	569

		2,074

Building Materials (0.5%)
Contech Construction Products, Inc., 3.880%, 01/31/13(a)(b)	3,785	2,082

Chemicals (3.9%)
Columbian Chemicals Co., 4.709%, 02/11/13(a)(b)	4,374	2,450
Compass Minerals International, Inc., 3.257%, 12/22/12(a)(b)	2,404	2,019
Hexion Specialty Chemicals, Inc., 6.188%, 05/05/13(a)(b)	2,376	974
Hexion Specialty Chemicals, Inc., 3.750%, 05/15/13(a)(b)	515	211
Huntsman International LLC, 2.221%, 08/16/12(a)(b)	3,473	2,140
Ineos Group Holdings PLC, 7.702%, 12/14/12(a)(b)	1,637	786
Ineos Group Holdings PLC, 8.202%, 12/14/13(a)(b)	5,540	2,352
Ineos Group Holdings PLC, 8.702%, 12/14/14(a)(b)	905	386
Lucite International Ltd., 2.720%, 07/03/13(a)(b)	722	589
Lucite International Ltd., 2.720%, 07/03/13(a)(b)	256	208
Macdermid Holdings LLC, 2.461%, 04/11/14(a)(b)	2,206	1,379
Rockwood Specialties Group, Inc., 3.546%, 07/30/12(a)(b)	2,985	2,380

	Shares or
	Principal
	Amount ($)	Value ($)
Solutia, Inc., 8.500%, 02/28/14(a)(b)	983	658

		16,532

Coal (0.4%)
Alpha Natural Resources, Inc., 3.000%, 10/26/12(a)(b)	1,839	1,558

Commercial Services (6.5%)
Astoria Generating Co. LLC, 2.371%, 08/13/13(a)(b)	1,143	934
BNY ConvergEx Group, 4.460%, 10/02/13(a)(b)	2,000	1,420
Catalina Marketing Corp., 6.762%, 10/01/14(a)(b)	1,973	1,183
Dresser, Inc., 4.409%, 05/04/14(a)(b)	2,912	1,815
Dresser, Inc., 7.986%, 05/04/15(a)(b)	1,250	646
H3C Holdings Ltd., 6.701%, 09/28/12(a)(b)	2,420	1,936
Live Nation, Inc., 4.284%, 06/21/13(a)(b)	3,794	1,821
Live Nation, Inc., 4.710%, 06/21/13(a)(b)	2,460	1,181
Merrill Corp., 4.318%, 05/15/11(a)(c)	4,376	2,582
Merrill Corp., 8.696%, 10/01/13(a)(c)	2,000	760
National Money Mart Co., 4.210%, 10/30/12(a)(b)	1,127	789
National Money Mart Co., 4.210%, 10/30/12(a)(b)	828	580
Quintiles Transnational Corp., 3.459%, 03/21/13(a)(b)	973	778
QVC, Inc., 2.751%, 10/04/11(a)(b)	10,000	8,649
R.H. Donnelley, Inc., 6.750%, 06/30/11(a)(b)	2,442	1,400
Sedgwick CMS Holdings, Inc., 3.709%, 01/31/13(a)(b)	1,892	1,363

		27,837

Computers (0.6%)
Kronos, Inc., 3.709%, 06/12/14(a)(b)	952	552
Network Solutions LLC, 3.297%, 03/07/14(a)(b)	2,168	1,084
Reynolds & Reynolds Co., 2.461%, 10/23/12(a)(b)	1,679	773

		2,409

Diversified Financial Services (2.1%)
Clarke American Corp., 4.205%, 04/01/14(a)(b)	3,439	1,719
East Valley Tourist Development Authority, 9.720%, 08/06/14(a)(c)	3,000	1,500
Peach Holdings, Inc., 5.987%, 11/21/13(a)(b)	2,736	1,587
RiskMetrics Group, Inc., 3.459%, 01/11/14(a)(b)	2,000	1,715
VNU, Inc., 4.244%, 08/09/13(a)(b)	3,348	2,249

		8,770

Diversified Operations (0.9%)
McJunkin Red Man Corp., 3.711%, 01/31/14(a)(b)	5,500	3,839

Electric (3.4%)
Calpine Corp., 4.183%, 03/29/09(a)(b)	3,988	2,552

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
NRG Energy, Inc., 2.675%, 02/01/13(a)(b)	4,864	4,238
NRG Energy, Inc., 2.959%, 02/01/13(a)(b)	2,463	2,146
TXU Energy Co. LLC, 5.119%, 10/10/14(a)(b)	5,482	3,604
TXU Energy Co. LLC, 5.360%, 10/10/14(a)(b)	982	681
TXU Energy Co. LLC, 5.591%, 10/27/14(a)(b)	2,003	1,380

		14,601

Energy (1.8%)
Covanta Energy Corp., 3.229%, 02/09/14(a)(b)	3,241	2,679
Covanta Energy Group, 4.478%, 02/09/14(a)(b)	1,624	1,342
Longview Power LLC, 3.750%, 02/27/14(a)(b)	333	200
Longview Power LLC, 3.750%, 02/27/14(a)(b)	1,167	700
Longview Power LLC, 4.250%, 02/27/14(a)(b)	1,000	600
MACH Gen LLC, 3.468%, 02/22/13(a)(b)	1,068	747
NE Energy, 5.966%, 10/19/11(a)(b)	1,000	500
NE Energy, 4.000%, 10/19/13(a)(b)	106	76
NE Energy, 4.125%, 10/19/13(a)(b)	820	591
NSG Holdings LLC, 3.500%, 06/15/14(a)(b)	322	258
NSG Holdings LLC, 3.500%, 06/15/14(a)(b)	51	41

		7,734

Entertainment (3.3%)
Cedar Fair LP, 2.461%, 08/30/12(a)(b)	2,395	1,389
Cinemark, Inc., 3.579%, 10/04/13(a)(b)	3,942	2,863
Rainbow National Services, 2.195%, 06/28/13(a)(b)	6,674	6,140
Regal Cinemas, Inc., 3.209%, 02/26/13(a)(b)	4,883	3,573

		13,965

Food (3.2%)
Wm. Wrigley Jr. Co., 7.750%, 08/15/14(a)(b)	14,000	13,370

Forest Products & Paper (2.6%)
Georgia-Pacific Corp., 3.058%, 01/27/11(a)(b)	3,322	2,928
Georgia-Pacific Corp., 4.108%, 12/20/12(a)(b)	9,279	7,586
Verso Paper Holdings LLC, 3.250%, 08/03/13(a)(b)	890	593

		11,107

Health Care (13.5%)
Axcan Intermediate Holdings, 4.959%, 02/18/14(a)(b)	1,925	1,540
Bausch & Lomb, Inc., 1.500%, 04/22/15(a)(b)	161	109
Bausch & Lomb, Inc., 4.709%, 04/22/15(a)(b)	1,590	1,075

	Shares or
	Principal
	Amount ($)	Value ($)
Bausch & Lomb, Inc., 7.012%, 04/22/15(a)(b)	241	163
Beverly Enterprises, Inc., 3.211%, 04/07/11(a)(b)	2,645	2,116
Biomet, Inc., 5.762%, 03/25/15(a)(b)	997	842
Capella Healthcare, Inc., 5.750%, 03/02/15(a)(b)	5,933	4,598
Carestream Health, Inc., 5.420%, 04/30/13(a)(b)	1,707	1,024
Carestream Health, Inc., 7.975%, 10/30/13(a)(b)	1,000	225
Community Health Systems, 1.000%, 07/25/14(a)(b)	426	332
Community Health Systems, 1.801%, 07/25/14(a)(b)	189	147
Community Health Systems, 4.445%, 07/25/14(a)(b)	12,014	9,351
CRC Health Corp., 6.012%, 02/06/13(a)(b)	2,918	1,736
Harlan Sprague Dawley, Inc., 7.156%, 07/11/14(a)(b)	7,934	5,871
HCA, Inc., 3.459%, 11/17/12(a)(b)	4,596	3,863
HCA, Inc., 3.709%, 11/06/13(a)(b)	8,381	6,539
Health Management Associates, 3.209%, 02/28/14(a)(b)	4,519	2,798
Iasis Healthcare Corp., 2.461%, 03/15/14(a)(b)	1,371	982
Iasis Healthcare Corp., 2.461%, 03/15/14(a)(b)	475	340
Iasis Healthcare Corp., 3.461%, 03/15/14(a)(b)	127	91
Invacare Corp., 5.023%, 02/12/13(a)(b)	810	668
LifePoint Hospitals, Inc., 3.821%, 04/15/12(a)(b)	586	488
Mylan, Inc., 4.959%, 10/02/14(a)(b)	965	813
National Mentor Holdings, Inc., 3.460%, 06/28/13(a)(b)	1,843	1,179
National Mentor Holdings, Inc., 5.720%, 06/28/13(a)(b)	110	70
Royalty Pharma, 3.709%, 04/16/13(a)(b)	3,900	3,426
Sun Healthcare Group, Inc., 3.459%, 04/12/14(a)(b)	322	203
Sun Healthcare Group, Inc., 4.823%, 04/12/14(a)(b)	1,418	893
Sun Healthcare Group, Inc., 3.744%, 04/19/14(a)(b)	191	120
Talecris Biotherapeutics, Inc., 5.640%, 12/06/13(a)(b)	2,940	2,470
Vanguard Health Systems, Inc., 3.298%, 09/23/11(a)(b)	3,901	3,194

		57,266

Insurance (0.1%)
Hub International Ltd., 3.959%, 06/12/14(a)(b)	805	464
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Hub International Ltd., 3.959%, 06/12/15(a)(b)	181	104

		568

Investment Company (0.3%)
USPF Holdings LLC, 2.945%, 04/11/14(a)(b)	1,846	1,366

Leisure Time (0.1%)
Sabre Holdings Corp., 1.250%, 10/10/14(a)(b)	518	334

Lodging (2.6%)
Cannery Casino Resorts LLC, 2.758%, 05/18/13(a)(b)	2,172	2,003
Cannery Casino Resorts LLC, 4.013%, 05/18/13(a)(b)	1,795	1,656
Kerzner International Ltd., 4.459%, 08/31/13(a)(b)	2,286	914
Kerzner International Ltd., 5.014%, 08/31/13(a)(b)	1,300	520
Kerzner International Ltd., 5.164%, 08/31/13(a)(b)	214	86
Metro-Goldwyn-Mayer, Inc., 4.241%, 04/08/12(a)(b)	2,935	1,221
Metro-Goldwyn-Mayer, Inc., 4.709%, 04/08/12(a)(b)	3,242	1,350
MGM Mirage, Inc., 2.686%, 11/22/09(a)(b)	2,073	1,762
MotorCity Casino, 3.666%, 07/26/12(a)(b)	3,473	1,459

		10,971

Machinery Diversified (0.4%)
NACCO Materials Handling Group, Inc., 4.227%, 02/24/13(a)(b)	3,413	1,775

Media (8.2%)
Block Communications, Inc., 3.459%, 12/19/12(a)(b)	990	792
Cablevision Systems Corp., 2.195%, 12/13/13(a)(b)	3,740	3,259
CanWest Media, Inc., 4.196%, 07/13/14(a)(b)	702	340
CW Media Holdings, Inc., 4.705%, 09/21/14(a)(b)	990	634
DIRECTV Holdings LLC, 1.961%, 03/30/10(a)(b)	992	868
DIRECTV Holdings LLC, 5.250%, 03/01/13(a)(b)	995	886
Getty Images, Inc., 8.053%, 07/02/15(a)(b)	1,500	1,339
Gray Television, Inc., 4.809%, 12/31/14(a)(b)	8,194	3,114
Insight Midwest Holdings LLC, 3.660%, 10/06/13(a)(b)	11,818	9,514
Mediacom LLC, 1.950%, 01/31/15(a)(b)	8,002	5,121
Next Media Operating, Inc., 4.461%, 11/04/12(a)(b)	723	383
Next Media Operating, Inc., 4.508%, 11/04/12(a)(b)	321	170
Quebecor Media, Inc., 6.819%, 01/17/13(a)(b)	2,918	2,334

	Shares or
	Principal
	Amount ($)	Value ($)
San Juan Cable LLC, 4.210%, 10/31/12(a)(b)	973	584
Spanish Broadcasting System, Inc., 3.210%, 06/08/12(a)(b)	8	2
Telesat Holdings, Inc., 4.460%, 10/16/14(a)(b)	276	186
Telesat Holdings, Inc., 6.104%, 10/16/14(a)(b)	3,210	2,168
Wenner Media LLC, 5.512%, 09/29/13(a)(b)	1,088	598
WideOpenWest Finance LLC, 4.662%, 06/30/14(a)(b)	5,000	2,500

		34,792

Miscellaneous Manufacturer (3.8%)
Activant Solutions Holdings, Inc., 6.066%, 05/01/13(a)(b)	3,570	2,088
Bombardier, Inc., 5.725%, 06/28/13(a)(b)	4,380	2,628
EPCO Holdings, Inc., 1.508%, 08/07/12(a)(b)	10,000	8,200
John Maneely Co., 7.706%, 12/06/13(a)(b)	3,561	1,932
Zuffa, Inc., 2.500%, 06/21/15(a)(b)	1,970	1,222

		16,070

Oil & Gas (7.2%)
Alon Refining Krotz Springs, Inc., 10.750%, 07/03/14(a)(c)	1,750	1,365
Atlas Pipeline Partners LP, 2.970%, 07/27/14(a)(b)	706	530
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	2,533	1,425
ATP Oil & Gas Corp., 8.500%, 07/15/14(a)(b)	792	445
Big West Oil LLC, 4.500%, 05/02/14(a)(c)	875	350
Big West Oil LLC, 4.500%, 05/02/14(a)(c)	1,100	440
Enterprise GP Holdings LP, 5.663%, 10/27/14(a)(b)	11,000	8,910
Niska Gas Storage, 4.843%, 05/01/11(a)(b)	354	249
Niska Gas Storage, 4.844%, 05/01/13(a)(b)	527	372
Niska Gas Storage, 4.847%, 05/01/13(a)(b)	779	549
Niska Gas Storage, 4.847%, 05/01/13(a)(b)	4,817	3,396
Petroleum Geo-Services ASA, 3.210%, 06/29/15(a)(b)	10,714	6,750
TPF Generation Holdings LLC, 5.762%, 12/15/11(a)(b)	258	218
TPF Generation Holdings LLC, 5.762%, 12/15/13(a)(b)	3,859	3,268
TPF Generation Holdings LLC, 5.762%, 12/15/13(a)(b)	823	697
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Vulcan Energy Corp., 6.250%, 09/13/11(a)(b)	1,919	1,593

		30,557

Packaging & Containers (0.2%)
Anchor Glass Container Corp., 6.826%, 06/20/14(a)(b)	1,286	1,029

Pipelines (2.8%)
Energy Transfer Equity LP, 4.138%, 02/08/12(a)(b)	12,250	9,616
Targa Resources, Inc., 3.459%, 10/31/12(a)(b)	1,169	764
Targa Resources, Inc., 5.930%, 10/31/12(a)(b)	2,035	1,377

		11,757

Real Estate (0.9%)
CB Richard Ellis, 2.081%, 12/20/13(a)(b)	4,834	2,260
Mattamy Group, 4.500%, 04/11/13(a)(b)	1,950	1,462

		3,722

Retail (1.1%)
Capital Automotive LP, 3.190%, 12/16/10(a)(b)	5,519	2,005
Gregg Appliances, Inc., 2.523%, 07/25/13(a)(b)	893	446
Petco Animal Supplies, Inc., 4.479%, 10/26/13(a)(b)	935	594
Sports Authority, Inc. (The), 3.709%, 04/06/13(a)(b)	2,925	1,580

		4,625

Telecommunication Services (11.2%)
Alltel Communications, Inc., 3.939%, 05/15/15(a)(b)	3,975	3,924
Alltel Communications, Inc., 3.939%, 05/15/15(a)(b)	10,905	10,664
Alltel Communications, Inc., 4.371%, 05/15/15(a)(b)	1,496	1,472
Cequel Communications LLC, 6.164%, 10/01/13(a)(b)	3,935	2,533
Cequel Communications LLC, 7.693%, 05/05/14(a)(b)	1,000	392
FairPoint Communications, Inc., 5.750%, 04/01/16(a)(b)	6,200	3,596
Intelsat Corp. (PanAmSat), 6.650%, 07/03/13(a)(b)	1,978	1,494
Intelsat Corp. (PanAmSat), 6.650%, 07/03/13(a)(b)	1,978	1,493
Intelsat Corp. (PanAmSat), 6.650%, 07/03/13(a)(b)	1,978	1,493
MCC Iowa LLC, 2.200%, 01/31/15(a)(b)	1,960	1,254
Sorenson Communications, Inc., 2.970%, 08/01/13(a)(b)	3,817	3,054
Sorenson Communications, Inc., 8.440%, 02/01/14(a)(b)	1,328	983
Stratos Global Corp., 3.300%, 02/13/12(a)(b)	2,649	2,159

	Shares or
	Principal
	Amount ($)	Value ($)
Stratos Global Corp., 3.300%, 02/13/12(a)(b)	261	217
Telcordia Technologies, Inc., 7.068%, 03/08/11(a)(b)	4,400	3,300
Virgin Media Investment Holdings Ltd., 7.334%, 09/03/12(a)(b)	2,411	1,779
West Corp., 3.466%, 10/23/13(a)(b)	2,414	1,482
Wind Acquisition Holdings, 11.753%, 12/07/11(a)(b)	1,849	1,026
Wind Acquisition Holdings, 0.000%, 08/04/14(a)(b)(d)	1,000	780
Wind Acquisition Holdings, 0.000%, 08/04/14(a)(b)(d)	1,000	780
Wind Acquisition Holdings, 9.635%, 11/26/14(a)(b)	2,500	2,012
Windstream Corp., 6.050%, 07/17/13(a)(b)	1,975	1,672

		47,559

Transportation (0.3%)
Volnay Acquisition (Compagnie Generale), 4.993%, 01/12/14(a)(b)	1,660	1,307

Total Bank Loans		353,980

Corporate Bonds (6.3%)
Diversified Financial Services (0.6%)
Ford Motor Credit Co. LLC, 7.000%, 10/01/13	1,000	691
Nielsen Finance LLC, 10.000%, 08/01/14, Callable 08/01/10 @ 105	1,000	800
SLM Corp. Ser A, MTN, 3.735%, 01/26/09(a)	1,000	1,000

		2,491

Electric (0.2%)
Texas Competitive Electric Holdings LLC, 10.500%, 11/01/15, Callable 11/01/11 @ 105.13(b)(e)	1,000	710

Energy (0.2%)
El Paso Corp., 6.750%, 05/15/09	1,000	986

Environmental Control (0.8%)
Allied Waste North America, Inc., Ser B, 5.750%, 02/15/11	3,700	3,469

Food (0.5%)
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	1,000	950
SUPERVALU, Inc., 7.875%, 08/01/09	1,000	975

		1,925

Health Care (0.2%)
HCA, Inc., 8.750%, 09/01/10	1,000	960

Media (0.9%)
Cablevision Systems Corp., Ser B, 8.334%, 04/01/09(a)	3,000	2,992

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Floating Rate High Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
EchoStar DBS Corp., 7.750%, 05/31/15	1,000	850

		3,842

Oil & Gas (0.5%)
SandRidge Energy, Inc., 7.508%, 04/01/14, Callable 04/01/09 @ 103(a)	1,000	532
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	3,000	1,575

		2,107

Telecommunication Services (2.4%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	2,000	2,240
Centennial Communications Corp., 9.633%, 01/01/13, Callable 02/05/09 @ 102(a)	3,000	2,910
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	1,475	708
Qwest Capital Funding, Inc., 7.000%, 08/03/09	1,000	980
Qwest Communications International, Inc., 5.649%, 02/15/09, Callable 01/02/09 @ 100(a)	1,000	995
Sprint Nextel Corp., 4.169%, 06/28/10(a)	3,000	2,513

		10,346

Total Corporate Bonds		26,836

Money Market Fund (11.8%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	50,005,038	50,005

Total Money Market Fund		50,005

Total Investments (Cost $565,416)(g) — 101.6%		430,821
Liabilities in excess of other assets — (1.6)%		(6,781)

Net Assets — 100.0%		$424,040

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 83.8% of net assets as of December 31, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	Percentage of Net Assets(%)
Merrill Corp.	04/10/06	4,464	4,387	2,582	0.61
Merrill Corp.	11/15/06	2,000	2,000	760	0.18
Big West Oil	05/03/07	875	875	350	0.08
Big West Oil	05/03/07	1,100	1,100	440	0.10
East Valley Tourist Development Authority	08/08/07	2,970	3,000	1,500	0.35
Alon Refining	07/03/08	1,684	1,750	1,365	0.32

(d)	This security has not settled as of December 31, 2008 and thus does not have a rate in effect. The security does not have a stated settlement date and will receive a rate upon settling with the custodian.

(e)	Step bond.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(5,000)	5.00	12/20/13	(1,004)

					(1,004)

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $48,595, in thousands, were designated as collateral for open swap agreements.
As of December 31, 2008, the Fund had the following unfunded loan commitments.

		Unrealized
	Unfunded	Appreciation/
Borrower	Commitments($)	(Depreciation)($)
Brand Services	7,500	(2,981)
Calpine Corp.	1,513	(545)
MGM Mirage, Inc.	927	(139)
Telcordia Technologies, Inc.	600	(150)

		(3,815)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix Global Strategy Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Foreign Government Bond (21.8%)
Mexico (21.8%)
United Mexican States, Ser A, 5.950%, 03/19/19, MTN	2,294	2,294

Total Foreign Government Bond		2,294

U.S. Government Agency (21.8%)
Fannie Mae (21.8%)
2.110%, 01/14/09(a)	2,300	2,298

Total U.S. Government Agency		2,298

Short-Term Investment (9.9%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	1,041,538	1,042

Total Short-Term Investment		1,042

Money Market Fund (45.0%)
RidgeWorth Institutional Cash Management Money Market Fund(b)	4,744,791	4,745

Total Money Market Fund		4,745

Total Investments (Cost $10,374)(c) — 98.5%		10,379
Other assets in excess of liabilities — 1.5%		158

Net Assets — 100.0%		$10,537

(a)	Rate represents the effective yield at purchase.

(b)	Affiliate investment.

(c)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)

Fixed 2-Year New Zealand Bill	UBS AG	5,611	Receive	4.32	01/05/11	(1)
Fixed 26X1 TIIE	Credit Suisse First Boston	1,367	Receive	7.94	12/15/10	2
Fixed 26X1 TIIE	Citibank N.A.	1,391	Receive	7.85	12/16/10	—
Fixed 65X1 TIIE	Citibank N.A.	610	Receive	7.77	12/13/13	(7)
Fixed DI 1/2/12	Barclays Bank PLC	2,584	Receive	13.28	01/02/12	65

						59

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.

At December 31, 2008 the Fund’s foreign currency contracts were as follows:

		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	03/18/09	767	530	530	—
Canadian Dollar	01/23/09	119	95	96	(1)
Canadian Dollar	01/28/09	122	95	99	(4)
Euro	03/18/09	556	772	771	1
Euro	03/18/09	569	793	789	4
Hungarian Forint	02/04/09	19,941	95	104	(9)
Mexican Nuevo Peso	01/12/09	1,162	87	84	3
New Zealand Dollar	01/02/09	96	55	56	(1)
New Zealand Dollar	01/02/09	56	32	33	(1)
New Zealand Dollar	01/02/09	33	19	19	—
New Zealand Dollar	01/02/09	37	21	21	—
Swiss Franc	01/30/09	110	95	103	(8)
Turkish Lira	01/20/09	139	90	89	1
Turkish Lira	01/30/09	154	95	99	(4)

Total Short Contracts			$2,874	$2,893	$(19)

		Amount	Contract		Unrealized
	Delivery	in Local	Value in	Market	Appreciation
Currency	Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	3/18/09	767	530	530	—
British Pound	3/30/09	359	530	515	(15)
Canadian Dollar	1/23/09	119	93	96	3
Canadian Dollar	1/28/09	122	105	99	(6)
Euro	3/18/09	383	525	530	5
Euro	3/18/09	369	530	512	(18)
Euro	3/18/09	373	530	517	(13)
Hungarian Forint	2/04/09	19,941	100	104	4
Mexican Nuevo Peso	1/12/09	1,162	90	84	(6)
Swiss Franc	1/30/09	110	95	103	8
Turkish Lira	1/20/09	139	80	89	9
Turkish Lira	1/30/09	154	100	99	(1)

Total Long Contracts			$3,308	$3,278	$(30)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (4.6%)
Diversified Financial Services (1.0%)
East Valley Tourist Development Authority, 9.720%, 08/06/14(a)(b)	11,500	5,750
VNU, Inc., 4.244%, 08/09/13(a)(c)	1,496	1,005

		6,755

Diversified Operations (0.6%)
McJunkin Red Man Corp., 3.711%, 01/31/14(a)(c)	5,500	3,839

Electric (1.2%)
Calpine Corp., 4.183%, 03/29/09(a)(c)	3,625	2,320
TXU Energy Co. LLC, 5.591%, 10/27/14(a)(c)	8,479	5,843

		8,163

Energy (0.1%)
MACH Gen LLC, 3.468%, 02/22/13(a)(c)	1,339	937

Telecommunication Services (1.7%)
Alltel Communications, Inc., 3.939%, 05/15/15(a)(c)	5,492	5,372
Alltel Communications, Inc., 4.371%, 05/15/15(a)(c)	4,000	3,934
FairPoint Communications, Inc., 5.750%, 04/01/16(a)(c)	3,000	1,740

		11,046

Total Bank Loans		30,740

Corporate Bonds (86.4%)
Advertising (0.2%)
Affinion Group, Inc., 10.125%, 10/15/13, Callable 10/15/09 @ 105.06	1,510	1,102

Aerospace/Defense (0.8%)
BE Aerospace, Inc., 8.500%, 07/01/18, Callable 07/01/13 @ 104.25	1,210	1,089
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25(d)	2,260	926
Hawker Beechcraft Acquisition Co., 8.875%, 04/01/15, Callable 04/01/11 @ 104.44	800	272
Moog, Inc., 7.250%, 06/15/18, Callable 06/15/13 @ 103.63(c)	1,170	936
Transdigm, Inc., 7.750%, 07/15/14, Callable 07/15/09 @ 105.81	2,235	1,833

		5,056

Auto Parts & Equipment (0.7%)
Goodyear Tire & Rubber Co. (The), 6.318%, 12/01/09, Callable 02/09/09 @ 100(a)	3,820	3,476
Goodyear Tire & Rubber Co. (The), 8.625%, 12/01/11, Callable 12/01/09 @ 104.31	1	1
Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15, Callable 07/01/10 @ 104.5(d)	463	373

	Shares or
	Principal
	Amount ($)	Value ($)
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06(d)	1,695	779

		4,629

Beverages (0.7%)
Constellation Brands, Inc., 8.375%, 12/15/14	4,870	4,627

Building (2.6%)
Centex Corp., 6.500%, 05/01/16	3,835	2,435
D.R. Horton, Inc., 5.250%, 02/15/15	2,010	1,266
D.R. Horton, Inc., 5.625%, 01/15/16	365	234
D.R. Horton, Inc., 6.500%, 04/15/16	1,820	1,147
K. Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102	6,265	4,761
Nortek, Inc., 10.000%, 12/01/13, Callable 06/01/11 @ 105(d)	5,675	3,859
Pulte Homes, Inc., 5.250%, 01/15/14	1,045	747
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(c)	2,690	2,078
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	1,790	967

		17,494

Chemicals (1.5%)
Axcan Intermediate Holdings, Inc., 9.250%, 03/01/15, Callable 03/01/11 @ 106.94	2,250	1,890
Huntsman International LLC, 11.625%, 10/15/10, Callable 10/15/09 @ 100	4,885	4,274
Mosaic Co., 7.375%, 12/01/14, Callable 12/01/10 @ 103.69(c)(d)	990	812
Mosaic Co., 7.625%, 12/01/16, Callable 12/01/11 @ 103.81(c)	130	104
Nova Chemicals Corp., 7.400%, 04/01/09, MTN	1,805	1,665
Reichhold Industries, Inc., 9.000%, 08/15/14, Callable 08/15/10 @ 104.50(c)	2,310	1,525

		10,270

Coal (0.8%)
Peabody Energy Corp., 7.375%, 11/01/16(d)	5,445	5,118

Commercial Services (2.9%)
Aramark Corp., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25(d)	2,630	2,380
Cenveo Corp., 10.500%, 08/15/16, Callable 08/15/12 @ 105.25(c)	1,025	595
Corrections Corp. of America, 7.500%, 05/01/11, Callable 05/01/09 @ 100	2,750	2,722
DI Finance/DynCorp International, Ser B, 9.500%, 02/15/13, Callable 02/15/09 @ 104.75	2,303	2,006
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	1,785	1,098
Iron Mountain, Inc., 8.625%, 04/01/13, Callable 04/01/09 @ 100	2,200	2,068
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Iron Mountain, Inc., 7.750%, 01/15/15, Callable 01/15/09 @ 102.58	1,535	1,378
Lender Process Services, 8.125%, 07/01/16, Callable 07/01/11 @ 106.09	4,260	3,797
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50	1,650	429
Rainbow National Services LLC, 10.375%, 09/01/14, Callable 09/01/09 @ 105.19(c)	1,525	1,357
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	4,770	1,717

		19,547

Diversified Financial Services (2.3%)
Firekeepers Development Authority, 13.875%, 05/01/15, Callable 05/01/12 @ 110.50(c)	4,170	2,585
Hexion US Finance Corp., 6.649%, 11/15/14, Callable 11/15/09 @ 101(a)	1,550	419
Level 3 Financing, Inc., 12.250%, 03/15/13, Callable 03/15/10 @ 106.13	1,815	1,098
NSG Holdings LLC, 7.750%, 12/15/25(c)	715	558
SLM Corp., 8.450%, 06/15/18, MTN	3,730	2,949
SLM Corp. Ser A, 3.735%, 01/26/09, MTN(a)	4,605	4,604
SunGard Data Systems, Inc., 9.125%, 08/15/13, Callable 08/15/09 @ 104.56(d)	3,830	3,313

		15,526

Diversified Minerals (1.3%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(c)	5,000	3,200
FMG Finance Property Ltd., 10.000%, 09/01/13(c)(d)	9,110	5,375
FMG Finance Property Ltd., 10.625%, 09/01/16(c)	420	243

		8,818

Diversified Operations (1.8%)
Freeport-McMoRan Copper & Gold, Inc., 8.250%, 04/01/15, Callable 04/01/11 @ 104.13(d)	4,035	3,430
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17, Callable 04/01/12 @ 104.19	2,620	2,148
Leucadia National Corp., 7.000%, 08/15/13	1,890	1,503
Leucadia National Corp., 8.125%, 09/15/15	1,500	1,204
Leucadia National Corp., 7.125%, 03/15/17, Callable 03/15/12 @ 103.56	4,745	3,523

		11,808

Electric (12.2%)
AES Corp. (The), 8.750%, 05/15/13, Callable 05/15/09 @ 102.92(c)	1	1
AES Corp. (The), 7.750%, 10/15/15	485	407

	Shares or
	Principal
	Amount ($)	Value ($)
AES Corp. (The), 8.000%, 10/15/17	6,115	5,014
Baldor Electric Co., 8.625%, 02/15/17, Callable 02/15/12 @ 103.31	1,600	1,192
CMS Energy Corp., 7.750%, 08/01/10	395	389
Dynegy, Inc., 7.750%, 06/01/19(d)	8,570	5,913
Edison Mission Energy, 7.500%, 06/15/13	265	242
Edison Mission Energy, 7.200%, 05/15/19	1,000	820
Elwood Energy LLC, 8.159%, 07/05/26	3,001	2,034
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(c)(d)	7,635	5,421
General Cable Corp., 6.258%, 04/01/15, Callable 04/01/09 @ 102(a)	2,720	1,272
Homer City Funding LLC, 8.137%, 10/01/19	1,272	1,202
Inergy LP/Inergy Finance, 8.250%, 03/01/16, Callable 03/01/11 @ 104.13(d)	1,950	1,521
IPALCO Enterprises, Inc., 7.250%, 04/01/16(c)	1,870	1,533
Midwest Generation LLC, Ser A, 8.300%, 07/02/09	1,199	1,193
Midwest Generation LLC, Ser B, 8.560%, 01/02/16	4,527	4,323
Mirant Americas Generation LLC, 8.300%, 05/01/11(d)	5,150	4,996
Mirant Mid-Atlantic LLC, Ser B, 9.125%, 06/30/17	4,204	3,784
Mirant Mid-Atlantic LLC, Ser C, 10.060%, 12/30/28	2,436	2,241
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	17,145	15,945
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69	2,045	1,881
Orion Power Holdings, Inc., 12.000%, 05/01/10	1,900	1,900
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38(d)	6,898	6,208
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	5,962	5,066
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(c)(d)	3,925	2,787
Texas Competitive Electric Holdings LLC, 10.250%, 11/01/15, Callable 11/01/11 @ 105.13(c)	5,550	3,941

		81,226

Electronics (0.5%)
Flextronics International Ltd., 6.500%, 05/15/13	1,435	1,134
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460	2,197

		3,331

Entertainment (1.3%)
Echostar DBS Corp., 6.625%, 10/01/14(d)	5,010	4,183
Penn National Gaming, Inc., 6.875%, 12/01/11, Callable 12/01/09 @ 100(d)	1,200	1,110
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Penn National Gaming, Inc., 6.750%, 03/01/15, Callable 03/01/10 @ 103.38	1,375	1,045
Scientific Games Corp., 7.875%, 06/15/16, Callable 06/15/12 @ 103.94(c)	2,035	1,638
Sinclair Television Group, 8.000%, 03/15/12, Callable 03/15/09 @ 101.33(d)	1,194	899

		8,875

Environmental Control (0.9%)
Allied Waste North America, Inc., 6.125%, 02/15/14, Callable 02/15/09 @ 103.06(d)	1,420	1,285
Allied Waste North America, Inc., Ser B, 7.125%, 05/15/16, Callable 05/15/11 @ 103.56	4,900	4,459

		5,744

Food (1.6%)
Del Monte Corp., 8.625%, 12/15/12, Callable 12/15/09 @ 101.43	4,627	4,488
Smithfield Foods, Inc., 7.000%, 08/01/11	1,820	1,292
Smithfield Foods, Inc., 7.750%, 07/01/17	380	217
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09(d)	600	570
Smithfield Foods, Inc., Ser B, 7.750%, 05/15/13	2,600	1,670
Stater Brothers Holdings, Inc., 7.750%, 04/15/15, Callable 04/15/11 @ 103.88	2,790	2,344

		10,581

Forest Products & Paper (1.6%)
Cascades, Inc., 7.250%, 02/15/13, Callable 02/15/09 @ 102.42	625	319
Georgia-Pacific LLC, 8.125%, 05/15/11(d)	4,380	4,117
Georgia-Pacific LLC, 9.500%, 12/01/11(d)	4,425	4,182
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(c)	1,720	1,599
Verso Paper Holdings LLC, Ser B, 6.943%, 08/01/14, Callable 08/01/09 @ 101(a)	1,800	522

		10,739

Health Care (8.8%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(c)(d)	2,630	1,973
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105(d)	7,495	7,195
Boston Scientific Corp., 6.000%, 06/15/11	2,385	2,266
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44(d)	15,880	14,610
HCA, Inc., 9.125%, 11/15/14, Callable 11/15/10 @ 104.56(d)	8,785	8,148

	Shares or
	Principal
	Amount ($)	Value ($)
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	8,835	8,106
Health Management Associates, Inc., 6.125%, 04/15/16	3,950	2,449
Omnicare, Inc., 6.125%, 06/01/13, Callable 06/01/09 @ 102.04	555	466
Psychiatric Solutions, Inc., 7.750%, 07/15/15, Callable 07/15/10 @ 103.88	2,365	1,738
Tenet Healthcare Corp., 7.375%, 02/01/13	3,795	2,704
Tenet Healthcare Corp., 9.875%, 07/01/14(d)	1,350	1,087
Tenet Healthcare Corp., 9.250%, 02/01/15(d)	2,490	2,004
U.S. Oncology, Inc., 9.000%, 08/15/12, Callable 08/15/09 @ 102.25(d)	2,450	2,229
Universal Hospital Services, Inc., 5.925%, 06/01/15, Callable 06/01/09 @ 102(a)	780	476
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25(d)	4,855	3,447

		58,898

Industrials (1.2%)
L-3 Communications Holdings, Inc., 7.625%, 06/15/12, Callable 06/15/09 @ 101.27(d)	3,330	3,255
L-3 Communications Holdings, Inc., Ser B, 6.375%, 10/15/15, Callable 10/15/10 @ 103.19(d)	4,971	4,648

		7,903

Insurance (1.1%)
AFC Capital Trust I, Ser B, 8.207%, 02/03/27(d)	3,287	1,512
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	4,425	3,120
Fairfax Financial Holdings, 7.750%, 06/15/17, Callable 06/15/12 @ 103.88	3,075	2,337
Fairfax Financial Holdings, 7.375%, 04/15/18(d)	274	197

		7,166

Lodging (1.9%)
MGM Mirage, Inc., 6.625%, 07/15/15(d)	3,980	2,428
MGM Mirage, Inc., 7.500%, 06/01/16(d)	3,060	1,939
MGM Mirage, Inc., 7.625%, 01/15/17(d)	3,720	2,400
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31(d)	8,220	6,206

		12,973

Machinery Diversified (0.4%)
Case Corp., 7.250%, 01/15/16(d)	1,375	956
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	2,700	2,025

		2,981

Materials (1.0%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	3,940	2,285
Steel Dynamics, Inc., 7.750%, 04/15/16, Callable 04/15/12 @ 103.88(c)(d)	6,755	4,678

		6,963

Media (6.7%)
Block Communications, Inc., 8.250%, 12/15/15, Callable 12/15/10 @ 104.13(c)	975	644
Cablevision Systems Corp., Ser B, 8.334%, 04/01/09(a)	2,241	2,235
CSC Holdings, Inc., 8.500%, 06/15/15, Callable 06/15/12 @ 104.25(c)(d)	4,640	4,083
CSC Holdings, Inc., 7.625%, 07/15/18	2,400	1,872
DirecTV Holdings, 7.625%, 05/15/16, Callable 05/15/12 @ 103.81(d)	4,425	4,292
DirecTV Holdings LLC, 8.375%, 03/15/13, Callable 03/15/09 @ 102.79	7,520	7,483
EchoStar DBS Corp., 6.375%, 10/01/11	250	233
EchoStar DBS Corp., 7.750%, 05/31/15	3,400	2,890
EchoStar DBS Corp., 7.125%, 02/01/16	610	509
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	8,585	7,641
LIN Television Corp., Ser B, 6.500%, 05/15/13, Callable 05/15/09 @ 102.17	995	465
Mediacom Broadband LLC, 9.500%, 01/15/13, Callable 01/15/09 @ 100(d)	955	721
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	7,185	4,679
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	3,250	2,194
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	1,790	1,208
Rogers Cable, Inc., 8.750%, 05/01/32	1,400	1,466
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(c)	2,315	2,153

		44,768

Metals (0.7%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	900	896

	Shares or
	Principal
	Amount ($)	Value ($)
Owens-Brockway Glass Containers, Inc., 8.250%, 05/15/13, Callable 05/15/09 @ 102.75	3,715	3,659

		4,555

Miscellaneous Manufacturer (0.2%)
American Railcar Industries, 7.500%, 03/01/14, Callable 03/01/11 @ 103.75	1,755	1,158

Oil & Gas (8.8%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(c)	5,940	3,623
Chesapeake Energy Corp., 7.625%, 07/15/13(d)	5,590	4,807
Chesapeake Energy Corp., 7.500%, 09/15/13, Callable 09/15/09 @ 102.50	190	163
Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 06/15/09 @ 103.75(d)	1,170	989
Chesapeake Energy Corp., 6.250%, 01/15/18, Callable 07/15/10 @ 103.13	765	566
Chesapeake Energy Corp., 7.250%, 12/15/18	2,025	1,579
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75(d)	4,755	2,948
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	415	241
Cimarex Energy Co., 7.125%, 05/01/17, Callable 05/01/12 @ 103.56(d)	1,995	1,556
Compton Petroleum Finance Corp., 7.625%, 12/01/13, Callable 12/01/09 @ 103.81	4,355	1,307
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(c)	3,895	1,558
Forest Oil Corp., 7.250%, 06/15/19, Callable 06/15/12 @ 103.63(c)	3,960	2,891
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(c)(d)	4,285	2,507
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	2,110	1,097
Newfield Exploration Co., 6.625%, 04/15/16, Callable 04/15/11 @ 103.31(d)	1,225	974
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	1,920	1,517
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	4,885	2,491
OPTI Canada, Inc., 8.250%, 12/15/14, Callable 12/15/10 @ 104.13(d)	6,885	3,718
Petrohawk Energy Corp., 9.125%, 07/15/13, Callable 07/15/10 @ 104.56	1,360	1,102
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(c)	5,080	3,759
Pioneer Natural Resources Co., 6.650%, 03/15/17	2,915	2,080
Plains Exploration & Production Co., 7.625%, 06/01/18, Callable 06/01/13 @ 103.81	2,510	1,719
Quicksilver Resources, Inc., 7.125%, 04/01/16, Callable 04/01/11 @ 103.56	2,700	1,445
Range Resources Corp., 7.500%, 05/15/16, Callable 05/15/11 @ 103.75	1,370	1,188
Range Resources Corp., 7.250%, 05/01/18, Callable 05/01/13 @ 103.63(d)	2,130	1,779
Sabine Pass LNG LP, 7.250%, 11/30/13(d)	2,895	2,113
Sabine Pass LNG LP, 7.500%, 11/30/16	2,085	1,501
SandRidge Energy, Inc., 8.625%, 04/01/15, Callable 04/01/11 @ 104.31	70	37
SandRidge Energy, Inc., 8.000%, 06/01/18, Callable 06/01/13 @ 104(c)	5,985	3,322
Targa Resources Partners LP, 8.250%, 07/01/16, Callable 07/01/12 @ 104.13(c)	5,035	3,122
United Refining Co., 10.500%, 08/15/12, Callable 08/15/09 @ 102.63	1,600	928

		58,627

Packaging & Containers (0.9%)
Crown Americas, Inc., 7.625%, 11/15/13, Callable 11/15/09 @ 103.81(d)	1,925	1,906
Graphic Packaging International, 9.500%, 08/15/13, Callable 08/15/09 @ 103.17(d)	1,720	1,187
Silgan Holdings, Inc., 6.750%, 11/15/13, Callable 11/15/09 @ 102.25(d)	3,000	2,580

		5,673

Pipelines (6.4%)
Atlas Pipeline Partners LP, 8.750%, 06/15/18, Callable 06/15/13 @ 104.38(c)	3,335	2,184
Colorado Interstate Gas Co., 6.800%, 11/15/15	3,672	3,163
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	2,085	1,512
Copano Energy LLC, 7.750%, 06/01/18, Callable 06/01/13 @ 103.88(c)	1,450	979
Dynegy Holdings, Inc., 7.500%, 06/01/15	1,530	1,071
El Paso Corp., 6.375%, 02/01/09	1,500	1,492
El Paso Corp., 12.000%, 12/12/13	2,745	2,690
El Paso Corp., 7.000%, 06/15/17(d)	4,240	3,318

	Shares or
	Principal
	Amount ($)	Value ($)
El Paso Corp., 7.250%, 06/01/18	2,935	2,330
Energy Transfer Partners, 9.700%, 03/15/19	2,430	2,504
Kinder Morgan, 5.700%, 01/05/16(d)	3,500	2,608
Kinder Morgan Energy Partners, 9.000%, 02/01/19	7,925	8,269
Knight, Inc., 6.500%, 09/01/12	2,075	1,753
MarkWest Energy Partners LP, Ser B, 8.750%, 04/15/18, Callable 04/15/13 @ 104.38	8,455	5,242
Tennessee Gas Pipeline, 7.500%, 04/01/17	2,500	2,205
Transcontinental Gas Pipe Line Corp., Ser B, 8.875%, 07/15/12	325	317
Williams Partners LP, 7.250%, 02/01/17	1,000	790

		42,427

Real Estate (0.7%)
American Real Estate Partners LP, 8.125%, 06/01/12, Callable 01/02/09 @ 104.06	1,450	1,117
American Real Estate Partners LP, 7.125%, 02/15/13, Callable 06/01/09 @ 102.03(d)	4,880	3,367

		4,484

Real Estate Investment Trusts (1.4%)
Host Marriott LP, 7.125%, 11/01/13, Callable 11/01/09 @ 102.38	5,480	4,412
Host Marriott LP, 6.750%, 06/01/16, Callable 06/01/11 @ 103.33	4,540	3,314
Omega Healthcare Investors, Inc., 7.000%, 04/01/14, Callable 04/01/09 @ 103.5	2,268	1,837

		9,563

Semiconductors (0.1%)
Avago Technologies Finance Ltd., 8.311%, 06/01/13, Callable 12/01/09 @ 100(a)	501	399

Telecommunication Services (12.2%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(c)	7,295	8,170
Citizens Communications Co., 9.250%, 05/15/11(d)	1,210	1,150
Cricket Communications, Inc., 10.000%, 07/15/15, Callable 07/15/12 @ 105(c)	1,500	1,373
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	1,615	1,453
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(c)	2,255	1,082
Inmarsat Finance II PLC, 10.375%, 11/15/12, Callable 11/15/09 @ 103.46(d)(e)	4,345	3,851
Inmarsat Group Ltd., 7.625%, 06/30/12, Callable 03/01/09 @ 102.54(d)	4,179	3,641
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Seix High Yield Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16, Callable 06/15/11 @ 104.75(c)	6,000	5,520
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(c)	5,800	5,365
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	3,195	2,860
Nordic Telephone Co. Holdings, 8.875%, 05/01/16, Callable 05/01/11 @ 104.44(c)	1,275	893
NTL Cable PLC, 8.750%, 04/15/14, Callable 04/15/09 @ 104.38	2,574	1,930
Qwest Capital Funding, Inc., 7.000%, 08/03/09	4,910	4,812
Qwest Communications International, Inc., 5.649%, 02/15/09, Callable 01/02/09 @ 100(a)	2,386	2,374
Qwest Communications International, Inc., 7.250%, 02/15/11, Callable 02/15/09 @ 101.81	2,000	1,740
Qwest Corp., 6.069%, 06/15/13(a)	2,100	1,564
Rogers Wireless, Inc., 9.625%, 05/01/11	1,118	1,167
Sprint Capital Corp., 7.625%, 01/30/11	4,350	3,632
Sprint Capital Corp., 8.375%, 03/15/12	1,415	1,132
Sprint Capital Corp., 6.900%, 05/01/19	5,025	3,568
Sprint Capital Corp., 8.750%, 03/15/32	8,295	5,599
Sprint Nextel Corp., 4.169%, 06/28/10(a)	3,785	3,171
Sprint Nextel Corp., 6.000%, 12/01/16(d)	1,045	737
Telcordia Technologies, Inc., 8.503%, 07/15/12, Callable 07/15/09 @ 101(a)(c)(d)	4,745	2,301
Valor Telecommunications Enterprise LLC, 7.750%, 02/15/15, Callable 02/15/10 @ 103.88	2,580	2,154
Virgin Media Finance PLC, 9.125%, 08/15/16, Callable 08/15/11 @ 104.56	6,850	5,069
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(c)	4,875	4,192

	Shares or
	Principal
	Amount ($)	Value ($)
Windstream Corp., 8.625%, 08/01/16, Callable 08/01/11 @ 104.31	937	829

		81,329

Transportation (0.2%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75(d)	1,870	1,253

Total Corporate Bonds		575,611

U.S. Treasury Obligation (0.7%)
U.S. Treasury Bills (0.7%)
0.222%, 07/02/09 (f)	5,000	4,993

Total U.S. Treasury Obligation		4,993

Short-Term Investment (21.6%)
Credit Suisse Enhanced Liquidity Fund(g)	143,652,415	143,652

Total Short-Term Investment		143,652

Money Market Fund (6.6%)
RidgeWorth Institutional Cash Management Money Market Fund(h)	44,060,133	44,060

Total Money Market Fund		44,060

Total Investments (Cost $942,829)(i) — 119.9%		799,056
Liabilities in excess of other assets — (19.9)%		(132,503)

Net Assets — 100.0%		$666,553

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist Development Authority	08/08/07	11,385	11,500	5,750	0.86

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 19.2% of net assets as of December 31, 2008.

(d)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $139,419.

(e)	Step bond.

(f)	Rate represents the effective yield at purchase.

(g)	This security was purchased with cash collateral held from securities lending.

(h)	Affiliate investment.

(i)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

PIK	Payment in-kind
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(14,000)	5.00	12/20/13	(2,812)

					(2,812)

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $35,218, in thousands, were designated as collateral for open swap agreements.
As of December 31, 2008, the Fund had the following unfunded loan commitments:

		Unrealized
	Unfunded	Appreciation
Borrower	Commitments($)	Depreciation($)
Calpine Corp.	1,375	(495)

		(495)

The commitments are available until the maturity date of the respective security.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (0.2%)
Automobiles (0.2%)
Capital One Prime Auto Receivable Trust, Ser 2006-1, Cl A3, 4.990%, 09/15/10	634	635

Total Asset-Backed Securities		635

Collateralized Mortgage Obligations (23.9%)
Adjustable Rate Mortgage Trust, Ser 2005-1, Cl 2A22, 4.585%, 05/25/35(a)	1,640	1,031
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.944%, 08/25/35(a)	3,700	2,737
Banc of America Alternative Loan Trust, Ser 2005-4, Cl CB7, 5.250%, 01/25/21	4,349	3,826
Banc of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	584	582
Banc of America Commercial Mortgage, Inc., Ser 2004-5, Cl A3, 4.561%, 11/10/41	2,300	2,101
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.675%, 11/25/35(a)	2,272	1,383
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.908%, 03/25/36(a)	3,119	1,435
Bear Stearns Commercial Mortgage Securities, Ser 2004-ESA, Cl C, 4.937%, 05/14/16(b)	3,000	3,003
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	984	963
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	4,811	4,553
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	3,412	3,353
CS First Boston Mortgage Securities Corp., Ser 2005-C1, Cl A2, 4.609%, 02/15/38	2,245	2,096
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Ser 2005-1, Cl 2A1, 5.651%, 02/25/20(a)	3,643	3,164
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	459	456
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35(a)	1,932	916
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.360%, 08/25/34(a)	2,449	1,929
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	1,176	1,168
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	4,809	4,550

	Shares or
	Principal
	Amount ($)	Value ($)
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	2,000	1,815
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2, 4.625%, 03/15/46	3,680	3,471
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	4,500	4,174
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.957%, 11/25/36(a)	3,744	2,036
MASTR Alternative Loans Trust, Ser 2004-5, Cl 4A1, 5.500%, 07/25/19(a)	3,953	3,478
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	608	594
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 4.271%, 04/25/34(a)	1,647	1,575
Residential Accredit Loans, Inc., Ser 2003-QS17, Cl CB3, 5.500%, 09/25/33	1,543	1,538
Residential Funding Mortgage Securities I, Ser 2004-S3, Cl A1, 4.750%, 03/25/19	3,197	3,121
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.002%, 08/25/22(a)	2,462	1,889
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C16, Cl A2, 4.380%, 10/15/41	2,175	2,056
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	1,890	1,777
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	3,076	2,228
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.237%, 04/25/36(a)	3,714	2,332

Total Collateralized Mortgage Obligations		71,330

Corporate Bonds (49.7%)
Aerospace/Defense (1.2%)
Boeing Co. (The), 9.750%, 04/01/12	2,150	2,367
Raytheon Co., 4.850%, 01/15/11	1,250	1,263

		3,630

Auto Parts & Equipment (0.4%)
Johnson Controls, Inc., 5.250%, 01/15/11	1,250	1,149

Banks (11.0%)
Bank of America Corp., 7.400%, 01/15/11	4,455	4,561
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	2,775	2,884
Bank of New York Mellon Corp. (The), Ser F, 4.950%, 01/14/11, MTN	1,715	1,739
Deutsche Bank AG, 4.875%, 05/20/13	2,325	2,283
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
JPMorgan Chase & Co., 6.750%, 02/01/11	4,555	4,670
PNC Funding Corp., 1.785%, 06/22/11	1,650	1,653
U.S. Banccorp, Ser P, 4.500%, 07/29/10, MTN	3,515	3,503
Wachovia Corp., 5.300%, 10/15/11	2,495	2,406
Wells Fargo & Co., 3.000%, 12/09/11	6,035	6,273
Wells Fargo & Co., 4.375%, 01/31/13	2,900	2,840

		32,812

Beverages (1.6%)
Diageo Capital PLC, 4.375%, 05/03/10	3,765	3,730
Diageo Capital PLC, 7.375%, 01/15/14	1,000	1,065

		4,795

Computers (0.7%)
IBM Corp., 6.500%, 10/15/13(c)	2,000	2,193

Consumer Discretionary (0.6%)
Philip Morris International, Inc., 4.875%, 05/16/13	1,845	1,850

Consumer Staples (1.4%)
Avon Products, Inc., 7.150%, 11/15/09	1,085	1,100
Kellogg Co., Ser B, 6.600%, 04/01/11	3,000	3,140

		4,240

Diversified Financial Services (20.2%)
Allstate Life Global Funding Trust, 5.375%, 04/30/13, MTN	1,190	1,171
American Express Credit Co., Ser C, 5.875%, 05/02/13, MTN(c)	3,995	3,835
American Honda Finance Corp., 4.625%, 04/02/13, MTN(b)	2,000	1,863
Caterpillar Financial Services Corp., 4.150%, 01/15/10, MTN	3,565	3,494
Citigroup, Inc., 6.500%, 01/18/11	4,200	4,217
Citigroup, Inc., 6.500%, 08/19/13	905	913
CME Group, Inc., 5.400%, 08/01/13	2,000	1,987
Credit Suisse (USA), Inc., 5.250%, 03/02/11(c)	3,395	3,338
General Electric Capital Corp., Ser A, 5.200%, 02/01/11, MTN	2,900	2,937
General Electric Capital Corp., Ser A, 6.000%, 06/15/12, MTN	2,875	2,950
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	5,125	5,162
HSBC Finance Corp., 8.000%, 07/15/10	2,690	2,735
ING USA Global Trust, 4.500%, 10/01/10	2,500	2,443
International Lease Finance Corp., 5.750%, 06/15/11	3,250	2,370
Lehman Brothers Holdings, Inc., 5.625%, 01/24/13(d)	1,375	131
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN(d)	3,050	290
Merrill Lynch & Co., Ser C, 5.450%, 02/05/13(c)	1,920	1,846
MetLife Global Funding I, 5.125%, 04/10/13(b)	3,000	2,795
Morgan Stanley, 4.000%, 01/15/10	4,470	4,340
Morgan Stanley, 3.250%, 12/01/11	6,000	6,254
Prudential Financial, Inc., Ser D, 5.150%, 01/15/13, MTN	4,020	3,265

	Shares or
	Principal
	Amount ($)	Value ($)
Wells Fargo & Co., 4.200%, 01/15/10	1,725	1,730

		60,066

Electric (0.7%)
Alabama Power Co., 5.800%, 11/15/13	2,000	2,082

Health Care (0.9%)
Abbott Laboratories, 5.150%, 11/30/12(c)	2,545	2,716

Industrials (1.5%)
Dover Corp., 6.500%, 02/15/11	3,385	3,460
Ingersoll-Rand Global Holding Co. Ltd., 6.000%, 08/15/13	1,100	1,076

		4,536

Media (1.6%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	1,925	1,932
Cox Communications, Inc., 7.750%, 11/01/10(c)	1,705	1,674
Time Warner, Inc., 6.750%, 04/15/11	1,155	1,128

		4,734

Oil & Gas (0.9%)
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	740	717
XTO Energy, Inc., 5.000%, 08/01/10	2,020	1,990

		2,707

Pipelines (1.7%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	1,650	1,579
DCP Midstream LLC, 7.875%, 08/16/10	1,405	1,381
ONEOK Partners LP, 7.100%, 03/15/11	886	867
Rockies Express Pipeline LLC, 6.250%, 07/15/13(b)	1,250	1,231

		5,058

Real Estate Investment Trusts (0.2%)
Simon Property Group LP, 5.300%, 05/30/13	870	650

Retail (0.3%)
CVS Caremark Corp., 3.689%, 09/10/10(a)	825	755

Software (1.0%)
Oracle Corp., 5.000%, 01/15/11	2,800	2,876

Telecommunication Services (2.2%)
AT&T, Inc., 4.950%, 01/15/13	1,125	1,131
Rogers Wireless, Inc., 9.625%, 05/01/11	1,868	1,949
SBC Communications, Inc., 4.125%, 09/15/09	915	919
Verizon Wireless, Inc., 7.375%, 11/15/13(b)	2,500	2,638

		6,637

Transportation (0.6%)
Union Pacific Corp., 6.650%, 01/15/11	1,900	1,893

Utilities (1.0%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	1,395	1,385

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Public Service Co. of Colorado, 7.875%, 10/01/12	1,345	1,414

		2,799

Total Corporate Bonds		148,178

U.S. Government Agency (1.9%)
Fannie Mae (1.9%)
3.375%, 05/19/11	5,275	5,544

Total U.S. Government Agency		5,544

U.S. Government Agency Mortgages (12.6%)
Fannie Mae (7.6%)
6.955%, 10/01/10(a)	2,920	3,041
7.010%, 12/01/10(a)	4,097	4,290
5.620%, 02/01/12	3,995	4,155
4.826%, 01/01/13	1,141	1,163
5.000%, 11/25/26	860	866
6.000%, 12/25/30	2,610	2,683
5.358%, 09/01/33(a)	389	388
5.254%, 10/01/33(a)	557	552
4.314%, 03/01/34(a)	1,295	1,278
4.669%, 05/01/35(a)	4,120	4,145

		22,561

Freddie Mac (4.9%)
3.750%, 12/15/11	905	907
5.591%, 01/25/12(a)	2,008	2,066
4.500%, 08/15/19	75	77
4.500%, 10/15/28	2,055	2,073
4.303%, 03/01/34(a)	1,224	1,210
4.830%, 04/01/34(a)	834	821
6.204%, 09/01/36(a)	2,687	2,754
5.512%, 04/01/37(a)	4,698	4,809

		14,717

Ginnie Mae (0.1%)
6.004%, 02/16/24(a)	187	189

Total U.S. Government Agency Mortgages		37,467

U.S. Treasury Obligations (3.9%)
U.S. Treasury Notes (3.9%)
2.375%, 08/31/10(c)	8,910	9,180
4.500%, 02/28/11	960	1,038
4.750%, 01/31/12(c)	1,300	1,446

	Shares or
	Principal
	Amount ($)	Value ($)
Total U.S. Treasury Obligations		11,664

Short-Term Investment (4.8%)
Credit Suisse Enhanced Liquidity Fund(e)	14,380,075	14,380

Total Short-Term Investment		14,380

Money Market Fund (4.2%)
RidgeWorth Institutional Cash Management Money Market Fund(f)	12,634,306	12,634

Total Money Market Fund		12,634

Total Investments (Cost $320,352)(g) — 101.2%		301,832
Liabilities in excess of other assets — (1.2)%		(3,560)

Net Assets — 100.0%		$298,272

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.9% of net assets as of December 31, 2008.

(c)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $14,053.

(d)	Security in default.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Affiliate investment.

(g)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
Open Futures Contracts

					Unrealized
		Notional	Expiration		Appreciation
Description	Type	Amount($)	Month	Contracts	(Depreciation)($)
U.S. 2YR Note	Long	5,452	03/09	25	41
U.S. 5YR Note	Short	(36,193)	03/09	304	(840)

					(799)

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Merrill Lynch & Co., Inc	Barclays Bank PLC	8,500	0.95	09/20/12	(242)
Merrill Lynch & Co., Inc	Barclays Bank PLC	(5,000)	1.06	09/20/17	122

					(120)

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $43,971, in thousands, were designated as collateral for open swap agreements.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Short-Term U.S. Treasury Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (101.1%)
U.S. Treasury Notes (101.1%)
4.875%, 08/15/09	13,800	14,185
3.250%, 12/31/09(a)	11,700	12,034
2.125%, 01/31/10	17,905	18,233
2.375%, 08/31/10(a)	27,480	28,314
4.500%, 11/15/10(a)	8,500	9,126
4.500%, 02/28/11	7,000	7,569
4.625%, 02/29/12	11,900	13,214

Total U.S. Treasury Obligations		102,675

Short-Term Investment (17.8%)
Credit Suisse Enhanced Liquidity Fund(b)	18,055,510	18,056

Total Short-Term Investment		18,056

Money Market Fund (0.2%)
Federated U.S. Treasury Cash Reserves Fund	181,218	181

Total Money Market Fund		181

Total Investments (Cost $118,102)(c) — 119.1%		120,912
Liabilities in excess of other assets — (19.1)%		(19,351)

Net Assets — 100.0%		$101,561

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $17,681.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Bank Loans (3.2%)
Diversified Financial Services (1.3%)
Clarke American Corp., 4.205%, 04/01/14(a)(b)	630	315
East Valley Tourist Development Authority, 9.720%, 08/06/14(a)(c)	1,100	550

		865

Energy (0.0%)
MACH Gen LLC, 3.468%, 02/22/13(a)(b)	42	30

Health Care (0.7%)
Talecris Biotherapeutics, Inc., 5.640%, 12/06/13(a)(b)	549	461

Telecommunication Services (1.2%)
Alltel Communications, Inc., 3.939%, 05/15/15(a)(b)	249	244
Wind Acquisition Holdings, 11.753%, 12/07/11(a)(b)	924	513

		757

Total Bank Loans		2,113

Corporate Bonds (29.2%)
Advertising (0.4%)
TL Acquisitions, Inc., 10.500%, 01/15/15, Callable 07/15/11 @ 105.25(b)(d)	700	287

Aerospace/Defense (0.2%)
Hawker Beechcraft Acquisition Co., 8.500%, 04/01/15, Callable 04/01/11 @ 104.25(d)	245	100

Auto Manufacturers (0.1%)
Tenneco, Inc., 8.125%, 11/15/15, Callable 11/15/11 @ 104.06	90	41

Auto Parts & Equipment (0.5%)
Goodyear Tire & Rubber Co. (The), 6.318%, 12/01/09, Callable 02/09/09 @100(a)	125	114
Tenneco, Inc., 8.625%, 11/15/14, Callable 11/15/09 @ 104.31(d)	600	228

		342

Building (0.8%)
K. Hovnanian Enterprises, Inc., 11.500%, 05/01/13, Callable 11/01/10 @ 102	215	163
Nortek, Inc., 10.000%, 12/01/13, Callable 06/01/11 @ 105	370	252
Texas Industries, Inc., 7.250%, 07/15/13, Callable 07/15/09 @ 103.63(b)	125	97

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Concrete, Inc., 8.375%, 04/01/14, Callable 04/01/09 @ 104.19	50	27

		539

Chemicals (1.1%)
Axcan Intermediate Holdings, Inc., 12.750%, 03/01/16, Callable 03/01/12 @ 106.38	805	676
Nova Chemicals Corp., 7.400%, 04/01/09, MTN	15	14

		690

Commercial Services (1.1%)
Aramark Corp., 8.500%, 02/01/15, Callable 02/01/11 @ 104.25	170	154
Atlantic Broadband, Inc., 9.375%, 01/15/14, Callable 01/15/09 @ 104.69	625	428
Hertz Corp., 8.875%, 01/01/14, Callable 01/01/10 @ 104.44	30	18
Local Insight Regatta Holdings, Inc., 11.000%, 12/01/17, Callable 12/01/12 @ 105.50	120	31
Seitel Acquisition Corp., 9.750%, 02/15/14, Callable 02/15/11 @104.88	230	83

		714

Diversified Financial Services (1.9%)
Ford Motor Credit Corp., 8.000%, 12/15/16	810	528
Hexion US Finance Corp., 6.649%, 11/15/14, Callable 11/15/09 @ 101(a)	75	20
Hexion US Finance Corp., 9.750%, 11/15/14, Callable 11/15/10 @ 104.88	640	182
NSG Holdings LLC, 7.750%, 12/15/25(b)	175	137
SLM Corp. Ser A, 3.735%, 01/26/09(a), MTN	185	185
SunGard Data Systems, Inc., 10.625%, 05/15/15, Callable 04/01/12 @ 105.31(b)	250	214

		1,266

Diversified Minerals (0.6%)
CII Carbon LLC, 11.125%, 11/15/15, Callable 11/15/11 @ 105.56(b)	225	144
FMG Finance Property Ltd., 10.625%, 09/01/16(b)	380	220

		364

Electric (3.1%)
AES Corp., 9.500%, 06/01/09	175	174
Aquila, Inc., 11.875%, 07/01/12(a)	135	136
Energy Future Holdings, 10.875%, 11/01/17, Callable 11/01/12 @ 105.44(b)	165	117
IPALCO Enterprises, Inc., 7.250%, 04/01/16(b)	90	74
Mirant Americas Generation LLC, 8.300%, 05/01/11	500	485
NRG Energy, Inc., 7.375%, 02/01/16, Callable 02/01/11 @ 103.69	350	326
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
NRG Energy, Inc., 7.375%, 01/15/17, Callable 01/15/12 @ 103.69	145	133
Reliant Energy, Inc., 6.750%, 12/15/14, Callable 12/15/09 @ 103.38	90	81
Sithe/Independence Funding, Ser A, 9.000%, 12/30/13	147	125
Texas Competitive Electric Holdings LLC, 10.500%, 11/01/15, Callable 11/01/11 @ 105.13(b)	555	394

		2,045

Food (0.2%)
Smithfield Foods, Inc., Ser B, 8.000%, 10/15/09	125	119

Forest Products & Paper (0.1%)
Rock-Tenn Co., 9.250%, 03/15/16, Callable 03/15/12 @ 104.63(b)	90	84

Health Care (4.3%)
Bausch & Lomb, Inc., 9.875%, 11/01/15, Callable 11/01/11 @ 104.94(b)	85	64
Biomet, Inc., 10.000%, 10/15/17, Callable 10/15/12 @ 105	145	139
Boston Scientific Corp., 6.000%, 06/15/11	95	90
Community Health Systems, Inc., 8.875%, 07/15/15, Callable 07/15/11 @ 104.44	715	658
HCA, Inc., 9.250%, 11/15/16, Callable 11/15/11 @ 104.63	640	587
Health Management Associates, Inc., 6.125%, 04/15/16	155	96
Tenet Healthcare Corp., 7.375%, 02/01/13	500	357
Tenet Healthcare Corp., 9.875%, 07/01/14	250	201
U.S. Oncology, Inc., 9.000%, 08/15/12	80	73
Universal Hospital Services, Inc., 5.925%, 06/01/15, Callable 06/01/09 @ 102(a)	720	439

	Shares or
	Principal
	Amount ($)	Value ($)
Universal Hospital Services, Inc. (PIK), 8.500%, 06/01/15, Callable 06/01/11 @ 104.25	125	89

		2,793

Insurance (0.2%)
Crum & Forster Holdings Corp., 7.750%, 05/01/17, Callable 05/01/12 @ 103.88	210	148

Lodging (0.3%)
Wynn Las Vegas LLC, 6.625%, 12/01/14, Callable 12/01/09 @ 103.31	265	200

Machinery Diversified (0.7%)
Chart Industries, Inc., 9.125%, 10/15/15, Callable 10/15/10 @ 104.56	625	469

Materials (0.1%)
Novelis, Inc., 7.250%, 02/15/15, Callable 02/15/10 @ 103.63	135	78

Media (3.6%)
Cablevision Systems Corp., Ser B, 8.334%, 04/01/09(a)	275	275
EchoStar DBS Corp., 7.750%, 05/31/15	800	680
Kabel Deutschland GmbH, 10.625%, 07/01/14, Callable 07/01/09 @ 105.31	725	644
Mediacom Broadband LLC, 8.500%, 10/15/15, Callable 10/15/10 @ 104.25	745	485
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	175	118
Quebecor Media, Inc., 7.750%, 03/15/16, Callable 03/15/11 @ 103.88	100	68
Videotron, 9.125%, 04/15/18, Callable 04/15/13 @ 104.56(b)	110	102

		2,372

Metals (0.2%)
Crown Americas, Inc., 7.750%, 11/15/15, Callable 11/15/10 @ 103.88	110	109

Miscellaneous Manufacturer (0.3%)
Koppers, Inc., 9.875%, 10/15/13, Callable 10/15/09 @ 103	181	167

Oil & Gas (3.2%)
Atlas Energy Resources LLC, 10.750%, 02/01/18, Callable 02/01/13 @ 105.38(b)	65	40
Chesapeake Energy Corp., 7.500%, 06/15/14, Callable 06/15/09 @ 103.75	250	211
Cie Generale De Geophysique, 7.500%, 05/15/15, Callable 05/15/10 @ 103.75	50	31
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Cie Generale De Geophysique, 7.750%, 05/15/17, Callable 05/15/12 @ 103.88	75	43
Connacher Oil & Gas, 10.250%, 12/15/15, Callable 12/15/11 @ 105.13(b)	645	258
Linn Energy LLC, 9.875%, 07/01/18, Callable 07/01/13 @ 104.94(b)	150	88
Mariner Energy, Inc., 8.000%, 05/15/17, Callable 05/15/12 @ 104	105	55
Newfield Exploration Co., 7.125%, 05/15/18, Callable 05/15/13 @ 103.56	95	75
OPTI Canada, Inc., 7.875%, 12/15/14, Callable 12/15/10 @ 104.13	530	270
Petrohawk Energy Corp., 7.875%, 06/01/15, Callable 06/01/12 @ 103.94(b)	230	170
Sabine Pass LNG LP, 7.500%, 11/30/16	910	655
United Refining Co., 10.500%, 08/15/12, Callable 08/15/09 @ 102.63	315	183

		2,079

Pipelines (0.9%)
Copano Energy LLC, 8.125%, 03/01/16, Callable 03/01/11 @ 104.06	125	91
El Paso Corp., 6.375%, 02/01/09	80	79
Targa Resources, Inc., 8.500%, 11/01/13, Callable 11/01/09 @ 104.25	820	443

		613

Telecommunication Services (5.0%)
Alltel Communications, 10.375%, 12/01/17, Callable 12/01/12 @ 105.19(b)	445	498
Cricket Communications, Inc., 9.375%, 11/01/14, Callable 11/01/10 @ 104.69	275	247
FairPoint Communications, Inc., 13.125%, 04/01/18, Callable 04/01/13 @ 106.56(b)	145	70
Intelsat Jackson Holdings Ltd., 9.500%, 06/15/16, Callable 06/15/11 @ 104.75(b)	25	23
Intelsat Subsidiary Holding Co., Ltd., 8.500%, 01/15/13, Callable 01/15/09 @ 104.25(b)	800	740
Level 3 Financing, Inc., 8.750%, 02/15/17, Callable 02/15/12 @ 104.38(d)	70	35
MetroPCS Wireless, Inc., 9.250%, 11/01/14, Callable 11/01/10 @ 104.63	85	76
Qwest Communications International, Inc., 5.649%, 02/15/09, Callable 01/02/09 @ 100(a)	500	497
Sprint Capital Corp., 7.625%, 01/30/11	465	388
Sprint Capital Corp., 8.375%, 03/15/12	60	48
Sprint Capital Corp., 6.900%, 05/01/19	160	114

	Shares or
	Principal
	Amount ($)	Value ($)
Sprint Capital Corp., 8.750%, 03/15/32	135	91
Sprint Nextel Corp., 6.000%, 12/01/16	35	25
Telcordia Technologies, Inc., 8.503%, 07/15/12, Callable 07/15/09 @ 101(a)(b)	760	369
Wind Acquisition Finance SA, 10.750%, 12/01/15, Callable 12/01/10 @ 105.38(b)	75	65

		3,286

Transportation (0.3%)
Bristow Group, Inc., 7.500%, 09/15/17, Callable 09/15/12 @ 103.75	335	225

Total Corporate Bonds		19,130

Foreign Government Bonds (24.1%)
French Guiana (3.9%)
French Treasury Note, 4.500%, 07/12/13	2,391	2,566

Germany (19.1%)
Bundesobligation, 3.500%, 04/12/13	1,793	1,874
Bundesrepublik Deutschland, 4.250%, 07/04/18	3,732	4,123
Bundesrepublik Deutschland, 4.000%, 01/04/37	2,890	3,098
Bundesschatzanweisungen, 4.000%, 09/10/10	3,266	3,385

		12,480

Mexico (1.1%)
United Mexican States, Ser A, 5.950%, 03/19/19, MTN	707	706

Total Foreign Government Bonds		15,752

U.S. Treasury Obligations (43.3%)
U.S. Treasury Bond (9.1%)
4.750%, 02/15/37	1,650	2,299
4.500%, 05/15/38	2,693	3,675

		5,974

U.S. Treasury Notes (34.2%)
4.500%, 02/15/09	1,912	1,922
4.500%, 03/31/09(d)	9,032	9,129
4.000%, 08/31/09	1,000	1,024
2.500%, 03/31/13(d)	5,125	5,430
3.500%, 02/15/18	2,436	2,696
1.375%, 07/15/18	2,290	2,151

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Strategic Income Fund

	Shares or
	Principal
	Amount ($)	Value ($)
		22,352

Total U.S. Treasury Obligations		28,326

Short-Term Investments (21.4%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep(a)	765,076	765
Credit Suisse Enhanced Liquidity Fund(e)	13,262,963	13,263

Total Short-Term Investments		14,028

Total Investments (Cost $83,573)(f) — 121.2%		79,349
Liabilities in excess of other assets — (21.2)%		(13,904)

Net Assets — 100.0%		$65,445

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.9% of net assets as of December 31, 2008.

(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

Issue	Acquisition	Cost	Par	Value	Percentage of
Description	Date	($)	($)	($)	Net Assets(%)
East Valley Tourist Development Authority	08/08/07	1,089	1,100	550	0.84

(d)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $13,000.

(e)	This security was purchased with cash collateral held from securities lending.

(f)	Represents cost for financial reporting purposes.

MTN	Medium Term Note

PIK	Payment in-kind
See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Austria	UBS AG	1,730	0.54	11/20/13	56
Denmark	Barclays Bank PLC	370	0.63	12/20/13	9
Emerging Markets CDX Indices, Series 10	Citibank N.A.	885	3.35	12/20/13	134
Emerging Markets CDX Indices, Series 10	Citibank N.A.	500	3.35	12/20/13	76
Emerging Markets CDX Indices, Series 10	Credit Suisse First Boston	355	3.35	12/20/13	54
Emerging Markets CDX Indices, Series 10	Merrill Lynch	355	3.35	12/20/13	54
Emerging Markets CDX Indices, Series 10	JPMorgan	355	3.35	12/20/13	54
Emerging Markets CDX Indices, Series 10	Barclays Bank PLC	480	3.35	12/20/13	73
Emerging Markets CDX Indices, Series 10	Credit Suisse First Boston	370	3.35	12/20/13	56
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(955)	5.00	12/20/13	(192)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(955)	5.00	12/20/13	(192)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(955)	5.00	12/20/13	(192)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(955)	5.00	12/20/13	(192)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(500)	5.00	12/20/13	(100)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(500)	5.00	12/20/13	(100)
Sweden	Barclays Bank PLC	330	0.55	12/20/13	9
United Kingdom	Credit Suisse First Boston	370	0.73	12/20/13	5

					(388)

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)
Fixed 2-Year New Zealand Bill	UBS AG	1,728	Receive	4.32	01/05/11	—
Fixed 26X1 TIIE	Citibank N.A.	425	Receive	7.85	12/16/10	—
Fixed 26X1 TIIE	Credit Suisse First Boston	421	Receive	7.94	12/15/10	1
Fixed 65X1 TIIE	Citibank N.A.	187	Receive	7.77	12/13/13	(2)
Fixed DI 1/2/12	Barclays Bank PLC	734	Receive	13.31	01/02/12	19
Fixed DI 1/2/12	Barclays Bank PLC	793	Receive	13.28	01/02/12	20

						38

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $3,017, in thousands, were designated as collateral for open swap agreements.

At December 31, 2008 the Fund’s foreign currency contracts were as follows:

		Amount	Contract		Unrealized
		in Local	Value in	Market	Appreciation
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)

Short:
Australian Dollar	03/18/09	231	160	160	—
Canadian Dollar	01/23/09	81	65	66	(1)
Canadian Dollar	01/28/09	84	65	68	(3)
Euro	01/30/09	12,832	16,083	17,812	(1,729)
Euro	03/18/09	168	233	233	—
Euro	01/30/09	4,820	6,663	6,690	(27)
Euro	03/18/09	173	241	240	1
Euro	01/30/09	4,810	6,708	6,676	32
Euro	01/30/09	245	349	340	9
Euro	01/02/09	1,672	2,376	2,324	52
Hungarian Forint	02/04/09	13,644	65	71	(6)
Mexican Nuevo Peso	01/12/09	710	53	51	2
New Zealand Dollar	01/02/09	8	4	4	—
New Zealand Dollar	01/02/09	11	6	6	—
New Zealand Dollar	01/02/09	59	34	34	—
New Zealand Dollar	01/02/09	56	32	32	—
Swiss Franc	01/30/09	75	65	71	(6)
Turkish Lira	01/20/09	93	60	60	—
Turkish Lira	01/30/09	106	65	68	(3)

Total Short Contracts			$33,327	$35,006	$(1,679)

		Amount	Contract		Unrealized
		in Local	Value in	Market	Appreciation
Currency	Delivery Date	Currency	USD($)	Value($)	(Depreciation)($)

Long:
Australian Dollar	03/18/09	231	160	160	—
British Pound	03/30/09	108	160	155	(5)
Canadian Dollar	01/23/09	81	64	66	2
Canadian Dollar	01/28/09	84	72	68	(4)
Euro	01/30/09	312	401	433	32
Euro	01/30/09	3,130	4,173	4,345	172
Euro	03/18/09	117	160	162	2
Euro	01/30/09	3,130	4,295	4,344	49
Euro	03/18/09	112	160	155	(5)
Euro	03/18/09	113	160	156	(4)
Euro	01/30/09	3,130	4,495	4,345	(150)
Euro	01/30/09	1,891	2,684	2,624	(60)
Euro	01/05/09	4	6	6	—
Hungarian Forint	02/04/09	13,644	68	71	3
Mexican Nuevo Peso	01/12/09	710	55	51	(4)
Swiss Franc	01/30/09	75	65	71	6
Turkish Lira	01/20/09	93	54	60	6
Turkish Lira	01/30/09	106	69	68	(1)

Total Long Contracts			$17,301	$17,340	$39

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December  31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (2.5%)
Automobiles ABS (1.1%)
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4, 5.022%, 07/15/12	1,812	1,733
Honda Auto Receivables Owner Trust, Ser 2006-3, Cl A4, 5.014%, 04/15/12	1,985	1,896
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A4, 4.280%, 06/16/14	2,687	2,424

		6,053

Home Equity ABS (0.2%)
Chase Funding Mortgage Loan Asset-Backed, Ser 2002-2, Cl 1A6, 5.214%, 08/25/13	303	290
CitiFinancial Mortgage Securities, Inc., Ser 2003-1, Cl AF5, 4.282%, 01/25/33(a)	1,052	744
Soundview Home Equity Loan Trust, Ser 2001-1, Cl A, 6.765%, 04/15/31(a)	3	2

		1,036

Utility ABS (1.2%)
CNH Equipment Trust, Ser 2007-C, Cl A3A, 5.210%, 12/15/11	2,809	2,765
CNH Equipment Trust, Ser 2008-A, Cl A4A, 5.012%, 08/15/14	1,351	1,246
PSE&G Transition Funding LLC, Ser 2001-1, Cl A8, 6.890%, 12/15/17	2,889	2,926

		6,937

Total Asset-Backed Securities		14,026

Collateralized Mortgage Obligations (13.5%)
Asset Securitization Corp., Ser 1996-MD6, Cl A7, 8.335%, 11/13/29(a)	1,688	1,800
Banc of America Commercial Mortgage, Inc., Ser 2005-6, Cl A4, 5.180%, 09/10/47(a)	3,500	2,869
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW15, Cl A4, 5.330%, 02/11/44(a)	6,295	4,851
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A3, 5.736%, 06/11/50	1,965	1,330
Bear Stearns Commercial Mortgage Securities, Inc., Ser 2001-TOP2, Cl A2, 6.480%, 02/15/35	4,516	4,409
Chase Commercial Mortgage Securities Corp., Ser 2000-3, Cl A2, 7.319%, 10/15/32	1,439	1,432
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl A4, 5.056%, 07/15/44(a)	1,910	1,584
Commercial Mortgage Pass-Through Certificates, Ser 2005-C6, Cl A5A, 5.116%, 06/10/44(a)	1,911	1,565
Countrywide Home Loans, Ser 2004-J1, Cl 1A1, 4.500%, 01/25/19	1,248	1,188

	Shares or
	Principal
	Amount ($)	Value ($)
CS First Boston Mortgage Securities Corp., Ser 2001-CF2, Cl A4, 6.613%, 02/15/34	1,227	1,205
Fannie Mae, Ser 2007-77, Cl TD, 5.500%, 01/25/36	338	334
Fannie Mae, Ser 2007-79, Cl TD, 5.000%, 01/25/34	1,865	1,882
Freddie Mac, Ser 3347, Cl AK, 5.000%, 07/15/37	4,427	4,388
Freddie Mac, Ser 3349, Cl HE, 5.500%, 07/15/36	3,500	3,609
GE Capital Commercial Mortgage Corp., Ser 2000-1, Cl A2, 6.496%, 01/15/33	2,934	2,881
GE Capital Commercial Mortgage Corp., Ser 2003-C1, Cl A4, 4.899%, 01/10/38	930	829
Ginnie Mae, Ser 2007-27, Cl NV, 5.500%, 04/20/36	2,130	2,186
Ginnie Mae, Ser 2007-41, Cl PB, 5.500%, 09/20/36	2,337	2,403
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C1, Cl A2, 6.465%, 04/15/34	1,616	1,580
JPMorgan Chase Commercial Mortgage Finance Co., Ser 2000-C10, Cl A2, 7.371%, 08/15/32	2,894	2,888
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Cl A4, 4.918%, 10/15/42(a)	1,207	952
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP5, Cl A4, 5.179%, 12/15/44(a)	3,368	2,699
JPMorgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP6, Cl A4, 5.475%, 04/15/43(a)	4,565	3,551
LB-UBS Commercial Mortgage Trust, Ser 2000-C5, Cl A2, 6.619%, 12/15/26	1,880	1,852
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl A4, 5.200%, 11/15/30(a)	2,558	2,112
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB, 5.403%, 02/15/40	888	636
Morgan Stanley Dean Witter Capital I, Ser 2000-1345, Cl A2, 7.459%, 09/03/15(a)(b)	2,783	2,902
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4, 6.660%, 02/15/33	2,808	2,764
Residential Accredit Loans, Inc., Ser 2002-QS18, Cl A1, 5.500%, 12/25/17	5,311	4,831
Specialty Underwriting & Residential Finance, Ser 2004-AA1, Cl 1A1, 5.000%, 10/25/34	496	459
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4, 5.209%, 10/15/44(a)	4,392	3,586
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December  31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S5, Cl 2A, 5.083%, 06/25/18	1,304	1,273
Washington Mutual Mortgage Pass-Through Certificates, Ser 2003-S7, Cl A1, 4.500%, 08/25/18	2,195	2,133

Total Collateralized Mortgage Obligations		74,963

Corporate Bonds (28.3%)
Aerospace/Defense (0.8%)
Boeing Co. (The), 5.125%, 02/15/13	1,208	1,207
General Dynamics Corp., 5.250%, 02/01/14	820	840
United Technologies Corp., 6.125%, 02/01/19	2,201	2,355

		4,402

Auto Manufacturers (0.1%)
DaimlerChrysler NA Holding Corp., 8.500%, 01/18/31	434	317

Banks (1.7%)
Bank of America Corp., 5.375%, 09/11/12	545	548
Bank of America Corp., 5.650%, 05/01/18	3,060	3,078
Bank of New York Mellon, Ser G, 4.950%, 11/01/12	1,479	1,502
Bank of New York Mellon, Ser G, MTN, 4.500%, 04/01/13	660	656
Wells Fargo & Co., 4.375%, 01/31/13	2,145	2,101
Wells Fargo & Co., 5.625%, 12/11/17(c)	1,529	1,595

		9,480

Beverages (0.7%)
Diageo Capital PLC, 5.200%, 01/30/13	760	748
PepsiCo, Inc., 7.900%, 11/01/18	1,101	1,349
SABMiller PLC, 6.200%, 07/01/11(b)	1,761	1,744

		3,841

Building Materials (0.4%)
Lafarge SA, 6.150%, 07/15/11	865	753
Lafarge SA, 7.125%, 07/15/36	1,277	726
Martin Marietta Materials, Inc., 6.250%, 05/01/37	758	429

		1,908

Chemicals (0.4%)
E.I. du Pont de Nemours & Co., 5.000%, 07/15/13(c)	1,212	1,219
Potash Corp. of Saskatchewan, Inc., 5.875%, 12/01/36	1,233	1,086

		2,305

Commercial Services (0.8%)
ERAC USA Finance Co., 5.800%, 10/15/12(b)	1,281	1,072
ERAC USA Finance Co., 5.600%, 05/01/15(b)	1,017	750
Veolia Environnement, 6.000%, 06/01/18	1,378	1,221
Xerox Corp., 5.500%, 05/15/12	775	650

	Shares or
	Principal
	Amount ($)	Value ($)
Xerox Corp., 6.350%, 05/15/18(c)	1,150	899

		4,592

Computers (0.7%)
Hewlett-Packard Co., 4.500%, 03/01/13(c)	654	664
IBM Corp., 7.625%, 10/15/18	2,879	3,452

		4,116

Consumer Staples (1.0%)
Kellogg Co., 4.250%, 03/06/13	991	960
Kimberly-Clark Corp., 7.500%, 11/01/18	480	565
Kraft Foods, Inc., 6.125%, 08/23/18	1,190	1,173
Kroger Co. (The), 7.500%, 01/15/14	625	657
Procter & Gamble Co., 4.600%, 01/15/14	1,837	1,925

		5,280

Diversified Financial Services (5.7%)
ABX Financing Co., 6.350%, 10/15/36(b)	875	681
AEP Texas Central Transition Funding, Ser A-3, 5.090%, 07/01/17	1,710	1,620
AIG SunAmerica Global Financing VI, 6.300%, 05/10/11(b)(c)	1,312	1,128
American Express Co., 6.150%, 08/28/17	1,136	1,095
BP Capital Markets PLC, 5.250%, 11/07/13	2,622	2,737
Citigroup, Inc., 6.125%, 05/15/18(c)	1,579	1,597
CME Group, Inc., 5.400%, 08/01/13	1,272	1,264
Credit Suisse (USA), Inc., 6.125%, 11/15/11	982	992
Credit Suisse (USA), Inc., 6.500%, 01/15/12	633	647
Fund American Cos., Inc., 5.875%, 05/15/13	2,090	1,521
General Electric Capital Corp., Ser A, 5.450%, 01/15/13(c)	1,097	1,105
Goldman Sachs Group, Inc., 6.150%, 04/01/18(c)	2,382	2,289
HSBC Holdings PLC, 7.625%, 05/17/32	615	663
International Lease Finance Corp., 6.375%, 03/25/13	1,329	903
International Lease Finance Corp., Ser Q, 5.250%, 01/10/13	691	469
International Lease Finance Corp., Ser R, 5.625%, 09/15/10	1,221	960
International Lease Finance Corp., Ser R, 5.625%, 09/20/13	379	253
Janus Capital Group, Inc., 5.875%, 09/15/11	692	506
JPMorgan Chase & Co., 6.000%, 01/15/18(c)	2,848	3,006
Lazard Group LLC, 7.125%, 05/15/15(c)	2,084	1,324
Merrill Lynch & Co., Inc., 6.150%, MTN, 04/25/13	1,206	1,195
Merrill Lynch & Co., Inc., Ser C, MTN, 6.050%, 08/15/12	862	850
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Northern Trust Co., 5.200%, 11/09/12	1,722	1,744
NYSE Euronext, 4.800%, 06/28/13	1,537	1,491
TIAA Global Markets, 5.125%, 10/10/12(b)	1,572	1,549

		31,589

Electric (3.4%)
Alabama Power Co., 5.800%, 11/15/13	1,207	1,256
CenterPoint Energy, Inc., Ser A-4, 5.170%, 08/01/19	2,774	2,798
Duke Energy Carolinas LLC, Ser C, 7.000%, 11/15/18	426	492
E.ON International Finance B.V., 5.800%, 04/30/18(b)	2,962	2,769
Enel Finance International, 6.800%, 09/15/37(b)	1,313	1,008
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,308	1,125
Georgia Power Co., 6.000%, 11/01/13	624	656
MidAmerican Energy Holdings Co., 6.125%, 04/01/36(c)	1,158	1,077
Nevada Power Co., Ser L, 5.875%, 01/15/15	388	371
Nevada Power Co., Ser R, 6.750%, 07/01/37	875	781
Oncor Electric Delivery Co., 7.000%, 05/01/32	812	732
Pacific Gas & Electric Co., 8.250%, 10/15/18	305	366
Pacific Gas & Electric Co., 6.050%, 03/01/34(c)	1,336	1,419
Public Service Colorado, Ser 17, 6.250%, 09/01/37	735	793
Southern California Edison Co., 5.750%, 03/15/14(c)	1,268	1,329
Virginia Electric & Power Co., 8.875%, 11/15/38(c)	1,048	1,326
Wisconsin Power & Light Co., 6.375%, 08/15/37	752	761

		19,059

Insurance (0.4%)
Berkshire Hathaway, Inc., 4.600%, 05/15/13	1,490	1,490
MetLife, Inc., Ser A, 6.817%, 08/15/18(c)	481	458

		1,948

Materials (0.5%)
ArcelorMittal, 6.125%, 06/01/18(b)	1,566	1,072
Nucor Corp., 5.850%, 06/01/18	265	257
Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	877	699
Rio Tinto Finance (USA) Ltd., 7.125%, 07/15/28	811	573

		2,601

Media (1.1%)
News America Holdings, Inc., 6.200%, 12/15/34(c)	687	627
Thomson Reuters Corp., 5.950%, 07/15/13	320	298

	Shares or
	Principal
	Amount ($)	Value ($)
Time Warner Cable, Inc., 8.250%, 02/14/14	1,280	1,298
Time Warner Cable, Inc., 5.850%, 05/01/17	3,077	2,811
Time Warner, Inc., 6.500%, 11/15/36	725	657
Viacom, Inc., 6.125%, 10/05/17	306	254

		5,945

Miscellaneous Manufacturer (1.2%)
General Electric Co., 5.000%, 02/01/13(c)	3,183	3,219
General Electric Co., 5.250%, 12/06/17	900	897
Siemens Financierings NV, 6.125%, 08/17/26(b)	889	865
Wesfarmers Ltd., 6.998%, 04/10/13(b)(c)	1,634	1,677

		6,658

Oil & Gas (1.8%)
Air Products & Chemicals, Inc., 4.150%, 02/01/13	834	801
Apache Corp., 6.000%, 01/15/37	695	674
Cameron International Corp., 6.375%, 07/15/18	515	453
Enterprise Products Operating LP, Ser B, 5.750%, 03/01/35(c)	889	589
Praxair, Inc., 4.625%, 03/30/15	1,897	1,910
Shell International Finance BV, 6.375%, 12/15/38	3,290	3,701
Transocean, Inc., 6.000%, 03/15/18	492	448
Transocean, Inc., 6.800%, 03/15/38	1,107	987
Weatherford International, Inc., 6.500%, 08/01/36	833	625

		10,188

Pharmaceuticals (2.0%)
Abbott Laboratories, 5.600%, 11/30/17	2,393	2,590
AstraZeneca PLC, 6.450%, 09/15/37	2,285	2,597
Covidien International Finance SA, 6.000%, 10/15/17	1,417	1,398
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18(c)	1,824	1,916
Schering-Plough Corp., 6.550%, 09/15/37	1,066	1,075
Teva Pharmaceutical Finance LLC, 6.150%, 02/01/36	601	594
Walgreen Co., 4.875%, 08/01/13	919	946

		11,116

Pipelines (1.0%)
CenterPoint Energy Resources Corp., Ser B, 7.875%, 04/01/13	1,390	1,288
El Paso Natural Gas, 5.950%, 04/15/17	476	378
Energy Transfer Partners, 7.500%, 07/01/38	1,440	1,124
Rockies Express Pipeline LLC, 6.850%, 07/15/18(b)(c)	1,107	1,022
Southern Natural Gas Co., 5.900%, 04/01/17(b)	397	315
Trans-Canada Pipelines, 6.200%, 10/15/37	1,460	1,268
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December  31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Transcontinental Gas Pipeline Corp., 6.050%, 06/15/18	393	343

		5,738

Retail (1.3%)
Tesco PLC, 5.500%, 11/15/17(b)(c)	1,847	1,712
Wal-Mart Stores, Inc., 5.250%, 09/01/35	428	426
Wal-Mart Stores, Inc., 6.500%, 08/15/37(c)	4,296	5,101

		7,239

Software (0.4%)
Intuit, Inc., 5.750%, 03/15/17	316	234
Oracle Corp., 5.750%, 04/15/18	1,755	1,835

		2,069

Telecommunication Services (2.3%)
AT&T, Inc., 4.950%, 01/15/13	1,403	1,411
AT&T, Inc., 5.100%, 09/15/14	1,484	1,459
AT&T, Inc., 6.450%, 06/15/34	740	775
Cisco Systems, Inc., 5.500%, 02/22/16(c)	1,702	1,803
Comcast Corp., 6.450%, 03/15/37	735	731
Rogers Wireless, Inc., 7.500%, 03/15/15	805	797
Verizon Communications, Inc., 5.250%, 04/15/13	1,018	1,022
Verizon Communications, Inc., 5.550%, 02/15/16(c)	1,284	1,254
Verizon Communications, Inc., 8.950%, 03/01/39(c)	1,085	1,401
Vodafone Group PLC, 5.500%, 06/15/11	2,218	2,211

		12,864

Transportation (0.6%)
Union Pacific Corp., 7.875%, 01/15/19(c)	3,030	3,462

Total Corporate Bonds		156,717

Municipal Bonds (5.6%)
California (1.1%)
California State Department Water Resource Power Supply, Ser A, RB, 5.500%, 05/01/16, Prerefunded 05/01/12 @ 101, AMBAC	900	1,022
California State Department Water Resource Power Supply, Ser A, RB, 5.250%, 05/01/20, Prerefunded 05/01/12 @ 101, MBIA-IBC	2,220	2,503

	Shares or
	Principal
	Amount ($)	Value ($)
Los Angeles California Unified School District, Ser D, GO, 5.500%, 07/01/21, Prerefunded 07/01/10 @ 100, FGIC	2,450	2,612

		6,137

Illinois (0.2%)
Chicago Illinois Board of Education, Ser C, GO, 5.000%, 12/01/31, Prerefunded 12/01/11 @ 100, FSA	1,140	1,244

Nebraska (0.3%)
Lincoln Nebraska Electricity System, RB, 5.250%, 09/01/17, Prerefunded 09/01/11 @ 100	1,840	2,010

New Jersey (0.3%)
New Jersey Economic Development Authority, School Facilities Construction, Ser C, RB, 5.000%, 06/15/18, Prerefunded 06/15/12 @ 100, MBIA	1,355	1,499

New York (0.8%)
Metropolitan Transportation Authority, Ser B, RB, 5.250%, 11/15/32, Prerefunded 11/15/13 @ 100	2,235	2,578
Triborough Bridge & Tunnel Authority, Ser A, RB, 5.000%, 01/01/32, Prerefunded 01/01/12 @ 100, GO of Authority	1,640	1,798

		4,376

North Carolina (0.4%)
North Carolina State, Public Improvement, Ser A, GO, 5.000%, 03/01/18, Prerefunded 03/01/11 @ 102	1,865	2,037

Pennsylvania (0.2%)
Pennsylvania State Turnpike Commission, Registration Fee, RB, 5.125%, 07/15/23, Prerefunded 07/15/11 @ 101, AMBAC	965	1,056

South Carolina (0.6%)
Greenville County South Carolina School District Installment Purchase, Building Equity Sooner for Tomorrow, RB, 5.500%, 12/01/28, Prerefunded 12/01/12 @ 101	2,835	3,234

Texas (1.3%)
Austin Texas Water & Wastewater System, RB, 5.250%, 05/15/22, Prerefunded 05/15/11 @ 100, FSA	1,460	1,583
San Antonio Independent School District Building, Ser A, GO, 5.000%, 08/15/31, Prerefunded 08/15/11 @ 100, PSF-GTD	2,790	3,028
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
University of Texas Permanent University Fund, Ser B, RB, 4.750%, 07/01/30, Prerefunded 07/01/14 @ 100	2,140	2,413

		7,024

Washington (0.4%)
Clark County Washington School District No. 37, Vancouver, Ser B, GO, 5.750%, 12/01/15, Prerefunded 12/01/11 @ 100, SBG	1,180	1,315
Tacoma Washington Electric Systems, Ser A, RB, 5.750%, 01/01/18, Prerefunded 01/01/11 @ 101, FSA	1,055	1,153

		2,468

Total Municipal Bonds		31,085

U.S. Government Agency Mortgages (43.2%)
Fannie Mae (25.8%)
5.500%, 07/01/19	49	51
5.500%, 09/01/19	2,097	2,170
5.500%, 12/01/19	117	121
4.500%, 12/01/20	8,316	8,512
6.000%, 03/01/21	1,277	1,327
5.000%, 01/01/22	3,638	3,741
6.000%, 02/01/23	7,245	7,527
5.000%, 07/01/28	5,506	5,637
6.000%, 10/01/28	5,838	6,020
5.000%, 11/01/28	20,857	21,356
4.500%, 09/01/33	2,662	2,702
5.000%, 11/01/33	24,004	24,533
4.500%, 03/01/34	7,376	7,487
5.500%, 09/01/34	12,349	12,681
6.000%, 10/01/35	2,426	2,500
6.000%, 12/01/35	548	565
5.411%, 04/01/36(a)	1,840	1,857
5.397%, 06/25/36	2,164	2,213
5.618%, 12/01/36(a)	4,766	4,872
5.402%, 01/01/37(a)	4,385	4,464
5.576%, 01/01/37(a)	3,575	3,642
6.500%, 10/01/37	10,325	10,736
5.000%, 05/01/38	8,223	8,404
6.500%, 01/13/39	245	254

		143,372

Freddie Mac (14.6%)
5.500%, 12/01/18	76	79
4.500%, 06/01/19	518	533
4.500%, 07/01/19	7,063	7,249
4.500%, 02/01/20	838	863
5.500%, 07/01/22	2,440	2,516
5.500%, 10/01/22	14,810	15,274
5.500%, 11/01/22	3,236	3,338
5.500%, 12/01/22	14,548	15,004
5.500%, 11/01/23	8,840	9,116
5.500%, 01/20/24	13,276	13,666
5.500%, 07/15/27	1,379	1,410
5.500%, 11/15/28	2,349	2,405
5.500%, 05/15/29	2,316	2,381
5.500%, 01/15/30	3,620	3,726

	Shares or
	Principal
	Amount ($)	Value ($)
6.500%, 02/01/38	3,361	3,494

		81,054

Ginnie Mae (2.8%)
5.500%, 11/20/38	14,885	15,319

Total U.S. Government Agency Mortgages		239,745

U.S. Treasury Obligations (4.4%)
U.S. Treasury Bond (2.1%)
6.875%, 08/15/25	7,813	11,880

U.S. Treasury Note (2.3%)
1.375%, 07/15/18	13,434	12,618

Total U.S. Treasury Obligations		24,498

Short-Term Investment (5.6%)
Credit Suisse Enhanced Liquidity Fund(d)	31,206,513	31,207

Total Short-Term Investment		31,207

Money Market Fund (6.7%)
RidgeWorth Institutional Cash Management Money Market Fund(e)	37,041,093	37,041

Total Money Market Fund		37,041

Total Investments (Cost $603,038)(f) — 109.8%		609,282

Liabilities in excess of other assets — (9.8)%		(54,407)

Net Assets — 100.0%		$554,875

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.5% of net assets as of December 31, 2008.

(c)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $30,420.

(d)	This security was purchased with cash collateral held from securities lending.

(e)	Affiliate investment.

(f)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

IBC	Insurance Bond Certificate

MBIA	Security guaranteed by Municipal Bond Insurance Association

MTN	Medium Term Note

PSF-GTD	Security guaranteed by Permanent School Fund Guarantee Program

RB	Revenue Bond

SBG	School Board Guaranty
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Total Return Bond Fund

RB	Revenue Bond
SBG	School Board Guaranty
Credit Default Swap Agreements

		Notional	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Rate(%)	Date	Value($)
Austria	UBS AG	14,740	0.54	11/20/13	477
Berkshire Hathaway, Inc.	Citibank N.A.	(1,500)	5.00	12/20/13	105
Brunswick Corp.	Credit Suisse First Boston	(1,040)	3.95	12/20/13	350
Brunswick Corp.	Merrill Lynch	(560)	1.15	03/20/17	243
Capital One Financial Corp.	Citibank N.A.	(680)	1.65	06/20/13	5
Capital One Financial Corp.	Citibank N.A.	(920)	3.10	09/20/13	(50)
Centex Corp.	Merrill Lynch	(1,040)	5.05	09/20/13	(28)
Centex Corp.	Credit Suisse First Boston	(560)	2.65	09/20/17	37
Denmark	Barclays Bank PLC	3,215	0.63	12/20/13	77
Emerging Markets CDX Indices, Series 10	Barclays Bank PLC	4,030	3.35	12/20/13	612
Emerging Markets CDX Indices, Series 10	Citibank N.A.	3,965	3.35	12/20/13	602
Emerging Markets CDX Indices, Series 10	Citibank N.A.	7,465	3.35	12/20/13	1,133
Emerging Markets CDX Indices, Series 10	Credit Suisse First Boston	2,935	3.35	12/20/13	445
Emerging Markets CDX Indices, Series 10	Credit Suisse First Boston	2,985	3.35	12/20/13	453
Emerging Markets CDX Indices, Series 10	JPMorgan	2,985	3.35	12/20/13	453
Emerging Markets CDX Indices, Series 10	Merrill Lynch	2,985	3.35	12/20/13	453
Fedex Corp.	Credit Suisse First Boston	(1,600)	1.07	09/20/13	92
Gannett Co., Inc.	Citibank N.A.	(560)	0.81	06/20/17	178
Gannett Co., Inc.	Credit Suisse First Boston	(1,040)	3.15	09/20/13	185
Marriott International, Inc.	Credit Suisse First Boston	(1,600)	2.62	09/20/13	164
Masco Corp.	Merrill Lynch	(660)	2.20	06/20/13	63
Masco Corp.	Merrill Lynch	(940)	3.25	09/20/13	55
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(7,440)	5.00	12/20/13	(1,495)
North America High Yield CDX Indices, Series 11	Barclays Bank PLC	(7,440)	5.00	12/20/13	(1,495)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(7,440)	5.00	12/20/13	(1,495)
North America High Yield CDX Indices, Series 11	Merrill Lynch	(7,440)	5.00	12/20/13	(1,495)
Simon Property Group, Inc.	Credit Suisse First Boston	(1,600)	1.64	09/20/13	304
Sweden	Barclays Bank PLC	3,215	0.55	12/20/13	85
Toll Brothers, Inc.	Merrill Lynch	(660)	2.65	06/20/13	(13)
Toll Brothers, Inc.	Merrill Lynch	(940)	2.95	09/20/13	(32)
United Kingdom	Credit Suisse First Boston	3,215	0.73	12/20/13	45

					513

See Notes to Schedules of Portfolio Investments.

Interest Rate Swaps

		Notional	(Pay)/Receive	Fixed	Expiration
Underlying Instrument	Counterparty	Amount($)	Floating Rate	Rate(%)	Date	Value($)
Fixed 2-Year New Zealand Bill	UBS AG	5,970	Receive	4.32	01/05/11	(1)
Fixed 26X1 TIIE	Credit Suisse First Boston	1,421	Receive	7.94	12/15/10	2
Fixed 26X1 TIIE	Citibank N.A.	1,437	Receive	7.85	12/16/10	—
Fixed 65X1 TIIE	Citibank N.A.	643	Receive	7.77	12/13/13	(8)
Fixed DI 1/2/12	Barclays Bank PLC	8,187	Receive	13.31	01/02/12	214
Fixed DI 1/2/12	Barclays Bank PLC	2,643	Receive	13.28	01/02/12	67

						274

For the above credit default swap agreements, positive notional amounts represent agreements where the fund is the buyer of protection and negative notional amounts represent where the fund is the seller of protection.
At December 31, 2008, liquid assets totaling $47,634, in thousands, were designated as collateral for open swap agreements.

At December 31, 2008 the Fund’s foreign currency contracts were as follows:

					Unrealized
		Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Short:
Australian Dollar	03/18/09	788	545	545	—
Canadian Dollar	01/23/09	276	220	223	(3)
Canadian Dollar	01/28/09	284	220	230	(10)
Euro	03/18/09	572	794	792	2
Euro	03/18/09	589	820	816	4
Hungarian Forint	02/04/09	46,178	220	241	(21)
Mexican Nuevo Peso	01/12/09	2,969	223	214	9
New Zealand Dollar	01/02/09	25	15	15	—
New Zealand Dollar	01/02/09	85	49	50	(1)
New Zealand Dollar	01/02/09	150	86	88	(2)
New Zealand Dollar	01/02/09	142	82	83	(1)
Swiss Franc	01/30/09	254	220	239	(19)
Turkish Lira	01/20/09	340	220	219	1
Turkish Lira	01/30/09	358	220	229	(9)

Total Short Contracts			$3,934	$3,984	$(50)

					Unrealized
		Amount in	Contract Value in		Appreciation
Currency	Delivery Date	Local Currency	USD($)	Market Value($)	(Depreciation)($)
Long:
Australian Dollar	03/18/09	788	546	546	—
British Pound	03/30/09	379	560	544	(16)
Canadian Dollar	01/23/09	276	216	223	7
Canadian Dollar	01/28/09	284	245	230	(15)
Euro	03/18/09	397	545	550	5
Euro	03/18/09	380	545	527	(18)
Euro	03/18/09	384	545	532	(13)
Hungarian Forint	02/04/09	46,178	231	241	10
Mexican Nuevo Peso	01/12/09	2,969	230	214	(16)
Swiss Franc	01/30/09	254	220	239	19
Turkish Lira	01/20/09	340	196	219	23
Turkish Lira	01/30/09	358	233	230	(3)

Total Long Contracts			$4,312	$4,295	$(17)

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (5.5%)
Automobiles (2.8%)
BMW Vehicle Owner Trust, Ser 2006-A, Cl A3, 5.130%, 09/27/10	244	243
Daimler Chrysler Auto Trust, Ser 2006-D, Cl A3, 4.980%, 02/08/11	440	434
Honda Auto Receivables Owner Trust, Ser 2006-2, Cl A3, 5.300%, 07/21/10	161	161
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A2, 3.710%, 04/20/11(a)	775	763

		1,601

Diversified Financial Services (2.3%)
Bank of America Credit Card Trust, Ser 2007-A7, Cl A7, 1.195%, 08/15/12(a)	750	695
Bank One Issuance Trust, Ser 2004-A1, Cl A1, 3.391%, 10/17/11	575	573

		1,268

Home Equity ABS (0.4%)
Residential Funding Mortgage Securities, Ser 2006-HSA1, Cl A1, 0.581%, 02/25/36(a)	267	224

Total Asset-Backed Securities		3,093

Collateralized Mortgage Obligations (19.0%)
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 3A1, 4.944%, 08/25/35(a)	319	236
Adjustable Rate Mortgage Trust, Ser 2005-7, Cl 7A21, 0.721%, 10/25/35(a)	278	163
Bank of America Commercial Mortgage, Inc., Ser 2004-2, Cl A2, 3.520%, 11/10/38	210	210
Bank of America Mortgage Securities, Ser 2003-F, Cl 1A1, 5.137%, 07/25/33(a)	757	426
Bear Stearns Alternative-A Trust, Ser 2005-9, Cl 25A1, 5.675%, 11/25/35(a)	487	297
Bear Stearns Alternative-A Trust, Ser 2006-2, Cl 23A1, 5.908%, 03/25/36(a)	574	264
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A1, 4.940%, 10/12/42	411	402
Citicorp Mortgage Securities, Inc., Ser 2005-5, Cl 2A3, 5.000%, 08/25/20	203	192
CS First Boston Mortgage Securities Corp., Ser 2004-C3, Cl A3, 4.221%, 07/15/36	734	722
Deutsche Mortgage Securities, Inc., Ser 2004-5, Cl A2, 4.980%, 07/25/34	62	62
Fannie Mae, Ser 2003-35, Cl KA, 4.000%, 04/25/17	475	473
First Horizon Alternative Mortgage Securities, Ser 2005-AA7, Cl 2A1, 5.402%, 09/25/35(a)	475	225

	Shares or
	Principal
	Amount ($)	Value ($)
First Horizon Mortgage Pass-Through Trust, Ser 2004-AR4, Cl 2A1, 4.360%, 08/25/34(a)	779	614
Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Cl A3, 4.404%, 06/10/36	261	259
Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Cl A2, 4.305%, 08/10/42	500	473
Greenwich Capital Commercial Funding Corp., Ser 2005-GG5, Cl A2, 5.117%, 04/10/37	225	204
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CBX, Cl A3, 4.184%, 01/12/37	350	339
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A1, 4.173%, 03/15/46	111	111
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A3, 4.071%, 09/15/26	613	586
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A2, 4.310%, 02/15/30	500	464
MASTR Adjustable Rate Mortgages Trust, Ser 2007-1, Cl 2A1, 5.957%, 11/25/36(a)	247	134
Morgan Stanley Capital I, Ser 2004-HQ4, Cl A2, 3.920%, 04/14/40	44	44
Morgan Stanley Capital I, Ser 2006-HQ8, Cl A1, 5.195%, 03/12/44	337	329
Provident Funding Mortgage Loan Trust, Ser 2004-1, Cl 1A1, 4.271%, 04/25/34(a)	527	504
SunTrust Adjustable Rate Mortgage Loan Trust, Ser 2007-S1, Cl 1A, 5.002%, 08/25/22(a)	1,625	1,246
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A14, 4.108%, 06/25/35(a)	755	732
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Cl A12, 5.000%, 11/25/36	12	11
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 2A4, 5.240%, 04/25/36(a)	703	509
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR8, Cl 3A1, 5.237%, 04/25/36(a)	660	414

Total Collateralized Mortgage Obligations		10,645

Corporate Bonds (35.3%)
Aerospace/Defense (0.8%)
Raytheon Co., 4.850%, 01/15/11	175	177
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
United Technologies Corp., 4.375%, 05/01/10	250	252

		429

Auto Parts & Equipment (0.3%)
Johnson Controls, Inc., 5.250%, 01/15/11	200	184

Banks (11.2%)
American Express Bank, 0.531%, 04/26/10(a)	750	694
Bank of America Corp., 2.345%, 08/13/10(a)	850	812
Bank of America Corp., 7.400%, 01/15/11	400	409
Bank of America Corp., Ser L, 3.125%, 06/15/12, MTN	205	213
Bank of New York Mellon Corp., Ser G, 1.481%, 06/29/10, MTN(a)	1,000	974
JPMorgan Chase & Co., 6.750%, 02/01/11	325	333
PNC Funding Corp., 1.785%, 06/22/11	175	175
U.S. Bancorp, Ser P, 3.426%, 02/04/10, MTN(a)	825	812
UBS AG Stamford, 3.824%, 07/23/09(a)	760	756
Wachovia Corp., 5.300%, 10/15/11	200	193
Wachovia Corp., Ser G, 3.605%, 07/26/10(a)	850	796
Wells Fargo & Co., 3.000%, 12/09/11	120	125

		6,292

Consumer Staples (0.5%)
Kellogg Co., Ser B, 6.600%, 04/01/11	250	262

Diversified Financial Services (13.2%)
Allstate Life Global Funding Trust, 2.781%, 02/26/10, MTN(a)	925	842
Caterpillar Financial Services Corp., 4.150%, 01/15/10, MTN	200	196
Caterpillar Financial Services Corp., 2.838%, 02/08/10, MTN(a)	650	636
Citigroup, Inc., 6.500%, 01/18/11	625	628
CME Group, Inc., 3.356%, 08/06/10(a)	770	770
Credit Suisse (USA), Inc., 5.250%, 03/02/11	350	344
General Electric Capital Corp., Ser A, 5.200%, 02/01/11, MTN	380	385
Goldman Sachs Group, Inc. (The), 6.875%, 01/15/11	525	529
Goldman Sachs Group, Inc. (The), Ser B, 1.566%, 06/28/10(a)	1,125	1,047
HSBC Finance Corp., 8.000%, 07/15/10	285	290
International Lease Finance Corp., Ser Q, 5.450%, 03/24/11	200	147
JPMorgan Chase & Co., 4.720%, 01/17/11(a)	865	809
Lehman Brothers Holdings, Inc., 0.000%, 10/11/089(a)(b)	850	76
Lehman Brothers Holdings, Inc., Ser G, 4.250%, 01/27/10, MTN(b)	300	28

	Shares or
	Principal
	Amount ($)	Value ($)
Merrill Lynch & Co., Inc., Ser C, 2.438%, 05/08/09(a)	650	639

		7,366

Industrials (1.1%)
Dover Corp., 6.500%, 02/15/11	225	230
Ingersoll-Rand Global Holding Co., Ltd., 3.675%, 08/13/10(a)	425	394

		624

Information Technology (0.3%)
Cisco Systems, Inc., 5.250%, 02/22/11	175	182

Insurance (1.6%)
Met Life Global Funding I, 2.216%, 06/25/10(a)(c)	1,000	898

Media (1.1%)
Comcast Cable Communication, Inc., 6.750%, 01/30/11	250	251
Cox Communications, Inc., 7.750%, 11/01/10	175	172
Time Warner, Inc., 6.750%, 04/15/11	170	166

		589

Oil & Gas (0.7%)
Enterprise Products Partners LP, Ser B, 4.625%, 10/15/09	195	189
XTO Energy, Inc., 5.000%, 08/01/10	200	197

		386

Pipelines (0.4%)
CenterPoint Energy Resources Corp., 7.750%, 02/15/11	125	119
DCP Midstream LLC, 7.875%, 08/16/10	124	122

		241

Retail (0.4%)
CVS Caremark Corp., 3.689%, 09/10/10(a)	215	197

Software (0.4%)
Oracle Corp., 5.000%, 01/15/11	195	200

Telecommunication Services (1.6%)
AT&T, Inc., 2.959%, 02/05/10(a)	675	652
Rogers Wireless, Inc., 9.625%, 05/01/11	230	240

		892

Transportation (0.4%)
Union Pacific Corp., 6.650%, 01/15/11	200	199

Utilities (1.3%)
American Electric Power Co., Inc., Ser C, 5.375%, 03/15/10	200	198
Southern Co., Ser 08-A, 2.918%, 08/20/10(a)	555	537

		735

Total Corporate Bonds		19,676

U.S. Government Agency (1.4%)
Freddie Mac (1.4%)
3.125%, 10/25/10	750	777

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Total U.S. Government Agency		777

U.S. Government Agency Mortgages (31.3%)
Fannie Mae (20.0%)
6.792%, 07/01/09	467	466
5.193%, 05/01/32(a)	138	137
6.300%, 01/01/33(a)	369	369
6.313%, 01/01/33(a)	208	210
5.358%, 09/01/33(a)	266	265
5.254%, 10/01/33(a)	387	384
4.973%, 11/01/33(a)	618	621
4.314%, 03/01/34(a)	477	470
4.813%, 07/01/34(a)	476	480
4.700%, 12/01/34(a)	457	460
5.126%, 12/01/34(a)	319	320
5.953%, 02/01/35(a)	460	466
4.669%, 05/01/35(a)	698	703
4.699%, 07/01/35(a)	400	404
4.845%, 07/01/35(a)	859	874
4.862%, 08/01/35(a)	2,746	2,701
5.035%, 10/01/37(a)	897	901
5.397%, 11/01/37(a)	950	964

		11,195

Freddie Mac (9.0%)
3.750%, 12/15/11	279	279
4.375%, 04/15/15	304	308
4.000%, 05/15/15	907	911
5.000%, 09/15/15	185	187
5.500%, 04/15/26	225	229
5.373%, 08/01/33(a)	323	324
4.303%, 03/01/34(a)	588	581
4.830%, 04/01/34(a)	116	114
6.086%, 02/01/35(a)	406	408
5.331%, 03/01/35(a)	775	780
6.204%, 09/01/36(a)	375	384
5.512%, 04/01/37(a)	529	541

		5,046

Ginnie Mae (2.3%)
6.004%, 02/16/24(a)	89	91
3.701%, 06/16/25	1,171	1,173

		1,264

Total U.S. Government Agency Mortgages		17,505

Money Market Funds (6.8%)
Federated Government Obligations Money Market Fund	1,300,021	1,300
RidgeWorth Institutional Cash Management Money Market Fund(d)	2,486,799	2,487

Total Money Market Funds		3,787

Total Investments (Cost $59,737)(e) — 99.3%		55,483
Other assets in excess of liabilities — 0.7%		406

Net Assets — 100.0%		$55,889

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Security in default.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.6% of net assets as of December 31, 2008.

(d)	Affiliate investment.

(e)	Represents cost for financial reporting purposes.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (97.3%)
U.S. Treasury Bonds (17.0%)
8.000%, 11/15/21	12,600	19,105
7.125%, 02/15/23(a)	16,396	23,856
6.875%, 08/15/25	8,445	12,840
5.000%, 05/15/37(a)	16,070	23,284

		79,085

U.S. Treasury Notes (80.3%)
2.375%, 08/31/10(a)	71,700	73,875
4.375%, 12/15/10(a)	47,936	51,483
4.875%, 04/30/11	28,280	31,004
4.625%, 02/29/12(a)	22,830	25,352
3.625%, 12/31/12(a)	37,000	40,770
2.750%, 02/28/13(a)	39,920	42,652
2.500%, 03/31/13(a)	1,573	1,667
4.250%, 08/15/14(a)	24,000	27,585
5.125%, 05/15/16(a)	45,900	55,579
1.375%, 07/15/18	25,360	23,820

		373,787

Total U.S. Treasury Obligations		452,872

Short-Term Investment (43.5%)
Credit Suisse Enhanced Liquidity Fund(b)	202,293,711	202,294

Total Short-Term Investment		202,294

Money Market Fund (1.5%)
RidgeWorth Institutional U.S. Government Securities Money Market Fund(c)	6,810,384	6,810

Total Money Market Fund		6,810
Total Investments (Cost $623,023)(d) — 142.3%		661,976
Liabilities in excess of other assets — (42.3)%		(196,727)

Net Assets — 100.0%		$465,249

(a)	This security or a partial position of the security was on loan as of December 31, 2008. The total value of securities on loan as of December 31, 2008, in thousands, was $198,611.

(b)	This security was purchased with cash collateral held from securities lending.

(c)	Affiliate investment.

(d)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Ultra-Short Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agency (1.7%)
Fannie Mae (1.7%)
3.250%, 02/15/09	1,685	1,690

Total U.S. Government Agency		1,690

U.S. Government Agency Mortgages (95.4%)
Fannie Mae (80.8%)
6.010%, 05/01/09	798	796
6.350%, 05/01/09	261	260
6.769%, 07/01/09	1,020	1,017
5.159%, 11/01/10	691	698
5.029%, 05/01/28	249	247
5.193%, 05/01/32(a)	157	156
5.163%, 06/01/32(a)	129	128
6.300%, 01/01/33(a)	282	283
6.313%, 01/01/33(a)	340	344
4.656%, 04/01/33(a)	1,508	1,474
4.796%, 05/01/33(a)	251	252
4.961%, 07/01/33(a)	1,010	1,013
4.600%, 08/01/33(a)	128	127
5.358%, 09/01/33(a)	116	115
4.668%, 10/01/33(a)	2,364	2,351
5.210%, 10/01/33(a)	1,876	1,893
5.254%, 10/01/33(a)	166	164
4.973%, 11/01/33(a)	1,162	1,168
4.671%, 12/01/33(a)	554	539
4.314%, 03/01/34(a)	423	417
5.470%, 03/01/34(a)	721	724
4.987%, 04/01/34(a)	490	486
3.901%, 06/01/34	1,744	1,717
4.597%, 07/01/34(a)	659	665
4.768%, 07/01/34(a)	1,146	1,149
4.813%, 07/01/34(a)	487	491
4.519%, 08/01/34(a)	1,558	1,520
4.786%, 08/01/34(a)	4,323	4,376
5.236%, 08/01/34(a)	1,062	1,069
4.700%, 12/01/34(a)	384	386
5.030%, 12/01/34(a)	380	381
5.126%, 12/01/34(a)	749	752
5.256%, 01/01/35(a)	2,753	2,765
5.952%, 02/01/35(a)	3,247	3,256
5.953%, 02/01/35(a)	334	338
4.551%, 03/01/35(a)	1,586	1,582
5.071%, 04/01/35(a)	1,179	1,178
4.669%, 05/01/35(a)	838	843
4.263%, 06/01/35(a)	439	443
4.362%, 06/01/35(a)	959	967
4.576%, 07/01/35(a)	2,378	2,379
4.699%, 07/01/35(a)	223	225
4.845%, 07/01/35(a)	1,433	1,458
4.492%, 08/01/35	508	512
4.862%, 08/01/35(a)	5,206	5,122
4.952%, 08/01/35(a)	1,390	1,407
4.722%, 11/01/35(a)	3,020	3,014
4.923%, 01/01/36	743	750
5.371%, 01/01/36(a)	1,404	1,401
5.003%, 02/01/36(a)	1,738	1,751
4.490%, 06/01/36(a)	3,805	3,838
5.601%, 07/01/36	1,199	1,215

	Shares or
	Principal
	Amount ($)	Value ($)
5.238%, 04/01/37(a)	1,413	1,411
5.035%, 10/01/37(a)	11,653	11,700
5.397%, 11/01/37(a)	2,308	2,342
4.339%, 09/01/39(a)	254	251
4.666%, 12/01/40(a)	1,381	1,337

		78,643

Freddie Mac (13.9%)
5.500%, 05/15/09	236	239
3.750%, 12/15/11	119	119
4.000%, 05/15/15	515	518
5.000%, 09/15/15	62	62
5.373%, 08/01/33(a)	323	324
4.303%, 03/01/34(a)	325	321
4.830%, 04/01/34(a)	73	72
3.536%, 05/01/34(a)	1,186	1,182
5.173%, 05/01/34(a)	341	344
4.141%, 07/01/34(a)	550	533
4.494%, 08/01/34(a)	716	701
5.180%, 10/01/34(a)	836	836
5.933%, 01/01/35(a)	3,202	3,247
6.086%, 02/01/35(a)	376	378
6.189%, 02/01/35(a)	277	279
5.331%, 03/01/35(a)	1,708	1,720
6.204%, 09/01/36(a)	756	775
5.024%, 10/01/36(a)	1,297	1,299
5.512%, 04/01/37(a)	533	546

		13,495

Ginnie Mae (0.7%)
6.004%, 02/16/24(a)	22	23
3.701%, 06/16/25	703	704

		727

Total U.S. Government Agency Mortgages		92,865

Money Market Fund (2.5%)
Federated Government Obligations Money Market Fund	2,416,495	2,416

Total Money Market Fund		2,416

Total Investments (Cost $97,220)(b) — 99.6%		96,971
Other assets in excess of liabilities — 0.4%		414

Net Assets — 100.0%		$97,385

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Represents cost for financial reporting purposes.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (96.8%)
Virginia (96.8%)
Amherst County Service Authority, RB, 6.000%, 12/15/30, Callable 12/15/10 @ 102	1,000	989
Arlington County Industrial Development Authority, Hospital Facilities, RB, 5.500%, 07/01/17, Prerefunded 07/01/11 @ 101	2,225	2,435
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.250%, 01/01/10, Callable 01/01/09 @ 100.50, FSA	1,000	1,012
Arlington County Industrial Development Authority, Resource Recovery, Ser B, RB, AMT, 5.375%, 01/01/11, Callable 01/01/09 @ 100.50, FSA	2,785	2,783
Arlington County, Industrial Development Authority, Resource Recovery, GO, 5.000%, 03/15/15	4,500	5,084
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Callable 05/01/16 @ 100, MBIA	2,890	2,830
Bristol Utility System, RB, 5.250%, 07/15/23, Callable 07/15/13 @ 100, MBIA	1,000	991
Chesapeake Water & Sewer Project, GO, 5.000%, 12/01/19, Callable 12/01/14 @ 101	2,465	2,611
Fairfax County Economic Development Authority, Residential Care Facilities, Goodwin House, Inc., RB, 4.700%, 10/01/24, Callable 10/01/17 @ 100	750	468
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Ser A, RB, BAN, 4.000%, 03/01/13, Callable 03/01/11 @ 100	1,725	1,759
Fairfax County, Ser B, GO, 5.000%, 10/01/12	3,250	3,581
Fauquier County, School Bonds, GO, 5.000%, 07/01/19, Callable 07/01/16 @100, MBIA	2,100	2,280
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, Callable 06/15/15 @ 100, MBIA	2,855	3,023
Hampton Golf Course, RB, 6.000%, 12/01/12	559	592
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23, Callable 04/01/18 @ 100	1,060	1,093

	Shares or
	Principal
	Amount ($)	Value ($)
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24, Callable 04/01/18 @ 100	2,425	2,480
Hampton, Ser A, GO, 5.500%, 07/15/18, Callable 07/15/12 @ 101	1,275	1,383
Hampton, Ser A, GO, 5.000%, 04/01/22, Callable 04/01/15 @ 100, FGIC	1,000	1,014
Hanover County Industrial Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, MBIA	6,100	6,773
Henrico County Economic Development Authority, Beth Sholom Assisted Living Project, Ser A, RB, 5.850%, 07/20/19, Callable 07/20/09 @ 102, GNMA	400	407
Henrico County Economic Development Authority, Public Facilities Lease, RB, 6.125%, 11/01/17, Callable 11/01/09 @ 102	1,280	1,348
Henrico County Economic Development Authority, Residential Care Facilities, Ser A, RB, 6.500%, 06/01/22, Callable 06/01/12 @ 100	1,040	855
Henrico County Economic Development Authority, Residential Care Facilities, Westminster Canterbury, RB, 5.000%, 10/01/21, Callable 10/01/11 @ 100	1,375	1,053
Henrico County Economic Development Authority, Ser A, RB, 5.900%, 07/20/29, Callable 07/20/09 @ 102, GNMA	500	494
Henry County Public Service Authority, Water & Sewer, RB, 5.250%, 11/15/13, FSA	1,500	1,646
Isle Wight County, Public Improvement, Ser B, GO, 5.500%, 07/01/20, Callable 01/01/19 @ 100	420	450
Isle Wight County, Public Improvement, Ser B, GO, 5.250%, 07/01/22, Callable 01/01/19 @ 100	685	699
Isle Wight County, Public Improvement, Ser B, GO, 5.375%, 07/01/23, Callable 01/01/19 @ 100	675	691
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, Callable 06/15/17 @ 100, FSA	2,215	2,287
Loudoun County Industrial Development Authority, Loudoun Hospital Center, RB, 6.000%, 06/01/22, Prerefunded 06/01/12 @ 101	1,040	1,186
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Loudoun County Industrial Development Authority, Public Safety Facilities Lease, Ser A, RB, 5.250%, 12/15/17, Callable 06/15/14 @ 100, FSA	1,110	1,214
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser A, RB, 6.000%, 08/01/24, Callable 08/01/14 @ 100	1,500	1,068
Loudoun County Industrial Development Authority, Residential Care Facilities, Ser B, RB, 5.000%, 08/01/28, Callable 08/01/09 @ 100, Putable Option 02/01/09 @ 100	1,100	1,098
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/25, Callable 01/01/15 @ 100	3,165	3,224
Loudoun County, Ser B, GO, 5.000%, 06/01/14	3,500	3,930
Lynchburg Industrial Development Authority Healthcare Facilities, Centra Health, RB, 5.000%, 01/01/09, MBIA	500	500
Lynchburg Industrial Development Authority, Residential Care Facility, Westminster-Canterbury, RB, 4.875%, 07/01/21, Callable 07/01/17 @ 100	500	341
Metropolitan Washington DC Airports Authority, Airport System, Ser A, RB, AMT, 5.500%, 10/01/27, Callable 10/01/11 @ 101, MBIA	1,000	837
Montgomery County Industrial Development Authority, RB, 5.500%, 01/15/18, Callable 01/15/12 @ 101, AMBAC	1,865	1,982
Montgomery County Industrial Development Authority, RB, 5.125%, 01/15/19, Callable 01/15/09 @ 102, MBIA	650	650
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, Callable 02/01/17 @ 100, FSA	2,225	2,378
Newport News, Ser B, GO, 5.250%, 07/01/15	3,000	3,423
Orange County Economic Development Authority Lease, RB, 4.750%, 02/01/22, Callable 02/01/17 @ 100, Assured Guaranty	2,000	1,972
Peninsula Ports Authority, Residential Care Facility, Ser A, RB, 7.375%, 12/01/23, Prerefunded 12/01/13 @ 100	3,520	4,296
Pittsylvania County, Ser B, GO, 5.625%, 03/01/15, Callable 03/01/11 @ 102, MBIA	1,000	1,072
Portsmouth, Ser A, GO, 5.000%, 04/01/14, MBIA	2,005	2,236

	Shares or
	Principal
	Amount ($)	Value ($)
Portsmouth, Ser A, GO, 5.000%, 07/01/15, MBIA	2,285	2,573
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795	1,832
Richmond Industrial Development Authority, Student Housing, RB, 5.450%, 01/01/21, Callable 01/01/11 @ 102	1,000	963
Richmond, GO, 5.500%, 01/15/18, Callable 01/15/11 @ 101, FSA	3,755	3,954
Richmond, GO, 5.000%, 07/15/24, Callable 07/15/16 @ 100, FSA	1,435	1,479
Riverside Regional Jail Authority, Jail Facility, RB, 4.250%, 07/01/10, Callable 07/01/09 @ 100	1,000	1,012
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/13, Callable 07/01/12 @ 100, MBIA	2,000	2,093
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.750%, 07/01/14, Callable 07/01/12 @ 100, MBIA	2,000	2,084
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/16, Callable 07/01/12 @ 100, MBIA	1,000	1,026
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/18, Callable 07/01/12 @ 100, MBIA	2,000	2,032
Roanoke Industrial Development Authority, Carilion Health System, Ser A, RB, 5.500%, 07/01/21, Callable 07/01/12 @ 100, MBIA	1,000	988
Roanoke, Ser B, GO, 5.000%, 02/01/24, Callable 02/01/15 @ 101	2,500	2,572
Spotsylvania County Water & Sewer, RB, 5.000%, 06/01/26, FSA	2,000	2,022
Stafford County & Staunton Industrial Development Authority, RB, 5.000%, 08/01/23, Callable 08/01/18 @ 100, XLCA	1,025	984
Stafford County & Staunton Industrial Development Authority, Ser B, RB, 5.000%, 08/01/25, Callable 08/01/17 @ 100, XLCA	3,330	3,126
Stafford County & Staunton Industrial Development Authority, Ser C, RB, 5.250%, 02/01/20, Callable 02/01/17 @ 100, XLCA	2,165	2,222
Suffolk Industrial Development Authority, Retirement Facilities, First Mortgage — Lake Prince Center, RB, 5.150%, 09/01/24, Callable 09/01/16 @ 100	1,750	1,117
Tobacco Settlement Financing Corp., RB, 4.000%, 06/01/13, Prerefunded 06/01/09 @ 100	320	324
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Tobacco Settlement Financing Corp., RB, 5.250%, 06/01/19, Prerefunded 06/01/12 @ 100	2,300	2,411
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, Prerefunded 06/01/15 @ 100	4,575	5,062
Virginia Beach Development Authority, Ser A, RB, 5.375%, 08/01/16, Callable 08/01/12 @ 100	1,650	1,768
Virginia Beach, Ser B, GO, 5.000%, 05/01/13	2,500	2,770
Virginia Beach, Ser C, GO, 5.000%, 09/15/16	2,325	2,637
Virginia College Building Authority, Educational Facilities Project, Ser A, RB, 5.000%, 02/01/15, Callable 02/01/14 @ 100	5,000	5,518
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, Callable 01/01/16 @ 100	3,090	3,366
Virginia College Building Authority, Educational Facilities, Public Higher Educational Financing Program, Ser A, RB, 5.000%, 09/01/17, Callable 09/01/16 @ 100	3,000	3,333
Virginia College Building Authority, Educational Facilities, Public Higher Educational Financing Program, Ser B, RB, 5.000%, 09/01/13	3,000	3,326
Virginia Commonwealth Transportation Board, North Virginia Transportation District, Ser A, RB, 5.000%, 05/15/14	3,000	3,359
Virginia Commonwealth Transportation Board, Ser A, RB, 5.375%, 05/15/12, Callable 05/15/11 @ 100	1,000	1,065
Virginia Housing Development Authority, Multifamily, Ser E, RB, AMT, 5.350%, 11/01/11, Callable 01/01/09 @ 101	1,250	1,264
Virginia Housing Development Authority, Multifamily, Ser H, RB, AMT, 5.625%, 11/01/18, Callable 11/01/09 @ 100	3,500	3,296
Virginia Housing Development Authority, Multifamily, Ser I, RB, AMT, 4.875%, 11/01/12, Callable 01/01/09 @ 101	1,950	1,960
Virginia Polytechnic Institute & State University, Ser D, RB, 5.125%, 06/01/21, Callable 06/01/14 @ 101, AMBAC	2,095	2,200
Virginia Public School Authority, 1997, Ser A, RB, 5.000%, 08/01/24, Callable 08/01/14 @ 100	1,000	1,018
Virginia Public School Authority, Ser B, RB, 5.000%, 08/01/13, Callable 08/01/10 @ 101	2,910	3,056

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia Public School Authority, Special Obligation, RB, 5.000%, 07/15/26, Callable 07/15/18 @ 100	2,000	2,035
Virginia Resource Authority, Senior Infrastructure, Ser B, RB, 5.000%, 11/01/26, Callable 11/01/14 @ 100	2,185	2,217
Virginia Resources Authority, Clean Water State Revolving Fund, RB, 5.000%, 10/01/16	2,030	2,298
Virginia Resources Authority Infrastructure, Pooled Financing Program, Ser B, RB, 5.000%, 11/01/21, Callable 11/01/17 @ 100	1,230	1,302
Virginia Resources Authority, Infrastructure, Ser A, RB, 5.800%, 05/01/30, Prerefunded 05/01/11 @ 101, MBIA	1,500	1,658
Virginia State Housing Development Authority, Commonwealth Mortgage, Ser E, RB, 6.000%, 07/01/25, Callable 07/01/18 @ 100, GO of Authority	2,500	2,523
Virginia State, Ser A, GO, 5.000%, 06/01/19, Callable 06/01/14 @ 100	3,170	3,381
Western Regional Jail Authority, Jail Facilities, RB, 4.125%, 12/01/09, Callable 12/01/08 @ 100	750	758
Western Regional Jail Authority, Jail Facilities, RB, 4.750%, 06/01/23, Callable 06/01/17 @ 100, MBIA	2,255	2,215
Winchester, GO, 5.000%, 11/01/18, Callable 11/01/15 @ 100, FGIC	2,000	2,127
York County Industrial Development Authority, Pollution Control Project, RB, 5.500%, 07/01/09, Callable 02/01/09 @ 100	740	742

Total Municipal Bonds		185,586

Money Market Fund (2.4%)
Federated Virginia Municipal Cash Trust, Institutional Class	4,698,101	4,698

Total Money Market Fund		4,698

Total Investments (Cost $188,564)(a) — 99.2%		190,284
Other assets in excess of liabilities — 0.8%		1,519

Net Assets — 100.0%		$191,803

(a)	Represents cost for financial reporting purposes.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BAN	Bond Anticipation Note

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FSA	Security guaranteed by Financial Security Assurance

GNMA	Security guaranteed by Government National Mortgage Association
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Intermediate Municipal Bond Fund

GO	General Obligation

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond

XLCA	Security guaranteed by XL Capital Assurance, Inc.
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (0.1%)
Automobiles (0.1%)
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A1, 2.786%, 06/15/09	10,279	10,279

Total Asset-Backed Securities		10,279

Certificates of Deposit (11.4%)
Banks (8.1%)
Banco Santander Central Hispano SA, 2.020%, 01/20/09	40,000	40,000
Bank of Nova Scotia, 1.851%, 01/05/09(a)	45,000	44,997
Bank of Nova Scotia, 2.880%, 02/25/09	50,000	50,000
Branch Banking & Trust Co., 2.835%, 01/30/09	75,000	75,000
Canadian Imperial Bank of Commerce, 1.680%, 02/05/09(a)	35,900	35,900
Credit Suisse (USA) Inc., 4.010%, 01/07/09	30,000	30,018
HSBC Bank USA N.A., 3.040%, 02/27/09	45,000	45,002
Lloyds TSB Bank PLC, 2.900%, 01/20/09	50,000	50,000
Lloyds TSB Bank PLC, 1.050%, 02/27/09	30,000	30,001
National Australia Bank Ltd., 1.710%, 01/07/09	40,000	40,000
National Australia Bank Ltd., 0.590%, 02/17/09	20,000	20,000
Nordea Bank AB, 2.960%, 01/08/09	50,000	50,000
Royal Bank of Scotland, 2.390%, 03/05/09(a)	31,500	31,500
Societe Generale, 2.281%, 03/02/09(a)	45,000	45,000
Toronto-Dominion Bank, 2.950%, 01/21/09	30,000	30,000
Toronto-Dominion Bank, 2.930%, 02/06/09	50,000	50,001

		667,419

Diversified Financial Services (3.3%)
ASB Finance Corp., 5.209%, 07/13/09(a)(b)	50,000	50,000
Barclays Bank PLC, 1.300%, 01/28/09	45,000	45,000
Calyon North America, Inc., 2.060%, 02/03/09	40,000	40,000
Calyon North America, Inc., 1.130%, 02/17/09	40,000	40,000
San Paolo-IMI US Financial Co., 3.080%, 01/09/09	50,000	50,000
Westpac Banking Corp., 3.455%, 06/18/09(b)	50,000	50,002

		275,002

Total Certificates of Deposit		942,421

Commercial Paper (38.5%)
Banks (6.0%)
BNP Paribas, 0.590%, 01/21/09(c)	40,000	39,987

	Shares or
	Principal
	Amount ($)	Value ($)
DnB Nor Bank ASA, 2.889%, 01/14/09(b)(c)	45,000	44,954
DnB Nor Bank ASA, 3.005%, 03/13/09(b)(c)	45,000	44,737
HSBC USA, Inc., 0.500%, 01/06/09(c)	40,000	39,997
HSBC USA, Inc., 0.300%, 01/21/09(c)	30,000	29,995
HSBC USA, Inc., 2.994%, 03/10/09(c)	45,000	44,749
PNC Bank N.A., 3.025%, 03/05/09(c)	44,300	44,069
Royal Bank of Canada, 1.454%, 01/13/09(c)	60,000	59,971
Societe Generale, 0.215%, 01/02/09(c)	35,000	35,000
Societe Generale, 1.705%, 02/05/09(c)	39,625	39,559
State Street Corp., 0.200%, 01/06/09(c)	35,000	34,999
State Street Corp., 0.200%, 01/08/09(c)	35,000	34,999

		493,016

Consumer Discretionary (0.8%)
Nokia Corp., 2.258%, 01/05/09(b)(c)	30,000	29,993
Nokia Corp., 2.007%, 01/09/09(b)(c)	15,000	14,993
Nokia Corp., 2.107%, 01/28/09(b)(c)	20,000	19,969

		64,955

Consumer Staples (2.5%)
PepsiCo, Inc., 0.450%, 01/16/09(b)(c)	20,000	19,996
PepsiCo, Inc., 0.100%, 01/23/09(b)(c)	80,000	79,995
Procter & Gamble Co., 1.152%, 01/13/09(b)(c)	60,000	59,977
Procter & Gamble Co., 1.102%, 01/29/09(b)(c)	47,000	46,960

		206,928

Diversified Financial Services (23.2%)
Alcon Capital Corp., 0.010%, 01/05/09(b)(c)	50,000	50,000
Alcon Capital Corp., 0.140%, 01/20/09(b)(c)	10,000	9,999
Allianz Finance Corp., 0.751%, 01/14/09(b)(c)	36,000	35,990
Allianz Finance Corp., 0.300%, 02/18/09(b)(c)	8,000	7,997
Barclays US Funding LLC, 1.848%, 01/09/09(c)	30,000	29,988
Calyon North America, Inc., 1.190%, 01/09/09(c)	40,000	40,000
Caterpillar Financial Services Corp., 1.152%, 01/07/09(c)	40,000	39,992
Caterpillar Financial Services Corp., 1.202%, 01/21/09(c)	40,000	39,973
Citigroup, Inc., 0.952%, 02/06/09(c)	80,000	79,924
Eksportfinans ASA, 0.600%, 01/02/09(b)(c)	40,000	39,999
Export Development Corp., 2.685%, 03/05/09(c)	35,000	34,838
Falcon Asset Securitization Corp., 1.101%, 01/07/09(b)(c)	80,000	79,990
General Electric Capital Corp., 2.743%, 02/09/09(c)	45,000	44,868
Greenwich Capital Holdings, 3.072%, 01/15/09(c)	40,000	39,953
ING (U.S.) Funding LLC, 2.887%, 01/05/09(c)	45,000	44,986
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
ING (U.S.) Funding LLC, 3.024%, 03/06/09(c)	30,000	29,841
John Deere Capital Corp., 2.408%, 01/08/09(b)(c)	40,000	39,981
John Deere Capital Corp., 1.001%, 01/14/09(b)(c)	12,250	12,246
JPMorgan Chase & Co., 0.250%, 01/05/09(b)(c)	9,000	9,000
JPMorgan Chase & Co., 0.200%, 01/16/09(b)(c)	40,000	39,997
JPMorgan Chase & Co., 0.200%, 01/20/09(b)(c)	56,000	55,994
JPMorgan Chase & Co., 0.100%, 01/23/09(b)(c)	55,000	54,997
KfW, 0.250%, 01/14/09(b)(c)	50,000	49,995
KfW, 0.250%, 01/20/09(b)(c)	40,000	39,995
KfW, 0.641%, 01/29/09(b)(c)	70,000	69,966
Market Street Funding Corp., 1.652%, 01/06/09(b)(c)	10,766	10,763
Market Street Funding Corp., 1.602%, 01/07/09(b)(c)	60,000	59,984
Market Street Funding Corp., 0.801%, 01/14/09(b)(c)	50,614	50,599
Nordea North America, Inc., 0.200%, 01/13/09(c)	50,000	49,997
Nordea North America, Inc., 1.252%, 01/16/09(c)	12,400	12,394
Novartis Finance, 0.030%, 01/02/09(b)(c)	36,000	36,000
Novartis Finance, 0.150%, 01/06/09(b)(c)	45,000	44,999
PACCAR Financial Corp., 0.600%, 01/13/09(c)	26,000	25,995
Park Avenue Receivables Corp., 0.450%, 01/13/09(b)(c)	36,022	36,017
Park Avenue Receivables Corp., 0.250%, 01/16/09(b)(c)	80,000	79,993
Sheffield Receivables Corp., 0.230%, 01/07/09(b)(c)	15,000	14,999
Sheffield Receivables Corp., 0.400%, 01/15/09(b)(c)	57,000	56,991
Shell International Finance, 1.202%, 01/22/09(b)(c)	40,000	39,972
Siemens Capital Co. LLC, 0.100%, 01/16/09(b)(c)	40,000	39,998
Siemens Capital Co. LLC, 0.801%, 02/02/09(b)(c)	40,000	39,972
Southern Funding Corp., 0.951%, 01/22/09(b)(c)	20,000	19,989
Southern Funding Corp., 0.230%, 01/08/09(b)(c)	12,000	11,999
Swiss Re Treasury US Corp., 3.055%, 02/02/09(b)(c)	35,000	34,906
Swiss Re Treasury US Corp., 3.109%, 02/20/09(b)(c)	45,000	44,809
Total Capital, 1.151%, 01/05/09(b)(c)	40,000	39,995
UBS Finance Delaware LLC, 1.753%, 01/05/09(c)	26,000	25,995

	Shares or
	Principal
	Amount ($)	Value ($)
UBS Finance Delaware LLC, 1.754%, 01/22/09(c)	14,000	13,986
UBS Finance Delaware LLC, 0.841%, 02/02/09(c)	40,000	39,970
Unilever Capital Corp., 1.052%, 02/02/09(b)(c)	14,000	13,987
Westpac Banking Corp., 1.253%, 01/23/09(b)(c)	40,000	39,969

		1,904,787

Health Care (2.6%)
Abbott Laboratories, 1.052%, 01/09/09(b)(c)	15,000	14,996
Abbott Laboratories, 0.120%, 01/14/09(b)(c)	8,000	7,999
AstraZeneca PLC, 2.565%, 03/13/09(b)(c)	54,000	53,734
Eli Lilly & Co., 1.404%, 01/16/09(b)(c)	40,000	39,977
Johnson & Johnson, 0.751%, 01/16/09(b)(c)	35,000	34,989
Pfizer, Inc., 0.901%, 01/07/09(b)(c)	60,000	59,991

		211,686

Industrials (1.9%)
Emerson Electric Co., 1.001%, 01/02/09(b)(c)	18,000	17,999
Emerson Electric Co., 1.001%, 01/07/09(b)(c)	20,000	19,997
Emerson Electric Co., 1.002%, 01/13/09(b)(c)	10,000	9,997
Illinois Tool Works, Inc., 0.350%, 01/05/09(b)(c)	14,940	14,939
United Parcel Service, Inc., 0.420%, 01/02/09(b)(c)	7,000	7,000
United Parcel Service, Inc., 0.450%, 01/06/09(b)(c)	17,500	17,499
United Technologies Corp., 0.450%, 01/02/09(b)(c)	70,000	69,999

		157,430

Oil & Gas (1.5%)
ConocoPhillips, 1.323%, 01/05/09(b)(c)	45,000	44,993
ConocoPhillips, 1.352%, 01/06/09(b)(c)	7,000	6,999
ConocoPhillips, 1.302%, 01/16/09(b)(c)	30,000	29,984
ConocoPhillips, 1.403%, 01/23/09(b)(c)	40,000	39,966

		121,942

Total Commercial Paper		3,160,744

Corporate Bonds (14.2%)
Banks (5.3%)
BNP Paribas, 1.050%, 02/09/09	55,000	55,000
BNP Paribas, 0.860%, 02/20/09	25,000	25,000
Commonwealth Bank of Australia, 2.350%, 06/04/09(a)(b)	71,000	71,000
Rabobank, 4.773%, 01/15/09(a)(b)	75,000	74,999
Rabobank, 3.056%, 08/04/09, MTN(a)(b)	50,000	50,000
U.S. Bank N.A., 2.890%, 01/20/09	45,000	45,000
U.S. Bank N.A., 2.950%, 02/06/09	45,000	45,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Wells Fargo Bank N.A., 0.681%, 08/19/09(a)	70,000	70,000

		435,999

Diversified Financial Services (6.3%)
American Honda Finance Corp., 4.183%, 04/02/09, MTN(a)(b)	50,000	50,000
Credit Suisse (USA), Inc., 3.100%, 01/27/09	50,000	50,000
Eksportfinans ASA, 2.045%, 08/13/09, MTN(a)	70,000	70,000
General Electric Capital Corp., Ser A, 3.125%, 04/01/09, MTN	50,000	50,048
Procter & Gamble International Funding SCA, 2.309%, 02/19/09(a)	50,000	50,000
Toyota Motor Credit Corp., 0.460%, 02/12/09, MTN(a)	85,000	85,000
Toyota Motor Credit Corp., 1.655%, 09/11/09, MTN(a)	50,000	50,000
Toyota Motor Credit Corp., Ser B, 2.137%, 06/02/09, MTN(a)	71,700	71,700
Westpac Banking Corp., 2.353%, 05/26/09(a)	38,000	37,996

		514,744

Insurance (1.9%)
New York Life Global Funding, 2.275%, 05/13/09, MTN(a)(b)	100,000	100,000
New York Life Global Funding, 2.310%, 09/04/09, MTN(a)(b)	58,500	58,500

		158,500

Oil & Gas (0.7%)
BP AMI Leasing, Inc., 1.476%, 06/26/09(a)(b)	57,000	57,001

Total Corporate Bonds		1,166,244

Master Notes (4.4%)
Banks (3.5%)
Bank of America Corp., 0.140%(a)(d)	285,600	285,600

Promissory Note (0.9%)
SunTrust Bank, Inc. Promissory Note, 1.496%, 09/30/09(a)(e)(f)	70,000	70,000

Total Master Notes		355,600

U.S. Government Agencies (9.2%)
Fannie Mae(c) (2.1%)
2.152%, 01/14/09	65,000	64,950
0.852%, 02/04/09	60,000	59,952
0.198%, 03/18/09	50,000	49,979

		174,881

Federal Home Loan Bank (4.4%)
2.372%, 01/05/09(c)	100,000	99,974
0.123%, 01/26/09(c)	40,000	39,997
2.873%, 03/02/09(c)	160,000	159,947
0.233%, 03/16/09(c)	35,000	34,983
2.800%, 06/04/09	25,000	24,985

	Shares or
	Principal
	Amount ($)	Value ($)

		359,886

Freddie Mac(c) (2.7%)
2.742%, 01/06/09	13,600	13,599
2.670%, 01/12/09	150,000	149,904
0.153%, 02/03/09	55,000	54,947

		218,450

Total U.S. Government Agencies		753,217

Repurchase Agreements (2.3%)
Bank of America Securities, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $50,883(collateralized by FHLB; 2.010%-5.525%, due 09/23/09-04/09/14; total market value $51,901)	50,883	50,883
BNP Paribas, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $32,721 (collateralized by U.S. Government Agencies; 3.030%-5.650%, due 01/23/09-04/20/22; total market value $33,379)	32,721	32,721
Deutsche Bank, 0.050%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $35,576 (collateralized by FNMA; DN-4.625%, due 05/01/13-06/01/17; total market value $36,287)	35,576	35,576
HSBC Securities, Inc., 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $31,247 (collateralized by FHLMC; 3.875%, due 06/29/11; total market value $31,873)	31,247	31,247
UBS Warburg LLC, 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $38,936 (collateralized by U.S. Government Agencies; 8.125%-8.625%, due 10/15/19-01/15/21; total market value $39,718)	38,936	38,936

Total Repurchase Agreements		189,363

Money Market Funds (10.7%)
Dreyfus Cash Management Fund	220,000,000	220,000
Federated Prime Cash Obligations Fund	220,000,000	220,000
Federated Prime Obligations Fund	220,000,000	220,000
Goldman Sachs Financial Square Fund — Prime Obligations Fund	220,000,000	220,000

Total Money Market Funds		880,000

Time Deposits(a) (7.7%)
BNP Paribas, 0.010%	131,816	131,816
Calyon, 0.060%	250,004	250,004
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Prime Quality Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Societe Generale, 0.031%	253,841	253,841

Total Time Deposits		635,661

Total Investments (Cost $8,093,529)(g) — 98.5%		8,093,529
Other assets in excess of liabilities — 1.5%		121,126

Net Assets — 100.0%		$8,214,655

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 33.2% of net assets as of December 31, 2008.

(c)	Rate represents the effective yield at purchase.

(d)	Perpetual maturity.

(e)	Affiliate investment.

(f)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The illiquid securities held by the Fund as of December 31, 2008 are identified below (in thousands):

Issue Description	Acquisition Date	Cost ($)	Par ($)	Value ($)	Percentage of Net Assets(%)
SunTrust Banks, Inc.	09/19/08	70,000	70,000	70,000	0.85

(g)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (92.6%)
Alabama (0.9%)
Lower Alabama Gas, District Gas Supply, Class A, RB, 1.450%, 11/01/09, LOC: Societe Generale(a)(b)	2,217	2,217
West Jefferson Industrial Development Board Pollution Control, Alabama Power Co. Project, RB, 1.500%, 06/01/28(a)	15,000	15,000

		17,217

Alaska (0.8%)
Alaska State Housing Finance Corp., Governmental Purpose, University of Alaska, Ser A, RB, 0.500%, 12/01/27, LOC: GO of Corp.(a)	16,000	16,000

Arizona (0.3%)
Salt River Project Agricultural Improvement & Power District Electric System, Ser C, RB, 6.500%, 01/01/09	6,000	6,000

California (1.3%)
California Infrastructure & Economic Development Bank, American National Red Cross, RB, 0.350%, 09/01/34, LOC: U.S. Bank N.A.(a)	4,985	4,985
Los Angeles Unified School District, Tax & Revenue Anticipation Notes, Ser A, GO, 3.000%, 07/30/09	6,000	6,050
San Mateo County Community College District, GO, 1.300%, 09/01/38, Callable 09/01/16 @ 100, LOC: Citibank N.A.(a)(b)	15,000	15,000

		26,035

Colorado (3.5%)
Castle Rock, COP, 0.750%, 09/01/37, LOC: Wells Fargo Bank N.A.(a)	15,000	15,000
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 1.150%, 09/01/35, LOC: U.S. Bank N.A.(a)	30,590	30,590
Colorado Educational & Cultural Facilities Authority, National Jewish BD Program, RB, 1.150%, 07/01/36, LOC: JPMorgan Chase Bank(a)	8,120	8,120
Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Ser A13, RB, 1.100%, 05/01/38, LOC: Bank of America N.A.(a)	14,800	14,800

		68,510

Delaware (3.3%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.950%, 05/15/37, LOC: PNC Bank N.A.(a)	17,000	17,000

	Shares or
	Principal
	Amount ($)	Value ($)
Delaware State Economic Development Authority, Ser A, RB, 0.870%, 12/01/15, LOC: JPMorgan Chase Bank(a)	25,000	25,000
Delaware State Economic Development Authority, Ser B, RB, 0.870%, 12/01/15, LOC: JPMorgan Chase Bank(a)	8,550	8,550
Delaware State Economic Development Authority, Ser C, RB, 0.750%, 12/01/15, LOC: JPMorgan Chase Bank(a)	14,000	14,000

		64,550

District of Columbia (3.2%)
District of Columbia, Center for Strategic & International Studies, Inc., RB, 1.080%, 03/01/38, LOC: PNC Bank N.A.(a)	6,730	6,730
District of Columbia, Georgetown University, Ser C2, RB, 1.080%, 04/01/41, LOC: JPMorgan Chase Bank(a)	6,925	6,925
District of Columbia, The Pew Charitable Trusts, Ser A, RB, 1.080%, 04/01/38, LOC: PNC Bank N.A.(a)	47,000	47,000
District of Columbia, Thurgood Marshall Center Trust, RB, 1.250%, 11/01/27, LOC: Branch Banking & Trust Co.(a)	2,970	2,970

		63,625

Florida (5.7%)
De Soto County Industrial Development, Tremron Project, RB, 1.400%, 11/01/15, LOC: Branch Banking & Trust Co.(a)	2,800	2,800
Florida State Board of Education, GO, 1.350%, 06/01/35, Callable 06/01/17 @ 101, LOC: Citibank N.A.(a)(b)	24,800	24,800
Jacksonville Health Facilities Authority, Southern Baptist Hospital of Florida, Inc., Ser E, RB, 1.220%, 08/15/27, LOC: Branch Banking & Trust Co.(a)	7,000	7,000
Miami-Dade County Industrial Development Authority, Gulliver Schools Project, RB, 1.220%, 09/01/29, LOC: Bank of America N.A.(a)	6,550	6,550
North Broward Hospital District, Ser A, RB, 1.020%, 01/15/31, LOC: TD Bank N.A.(a)	17,100	17,100
North Miami Health Care Facilities Revenue, Imperial Club Project, Ser A, RB, 6.750%, 01/01/33, Prerefunded 01/01/09 @ 103	16,800	17,304
Santa Rosa County Health Facilities Authority, Baptist Hospital, Inc. Project, RB, 1.200%, 10/01/21, LOC: Bank of America N.A.(a)	6,400	6,400
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Ser A, RB, 0.850%, 07/01/37, LOC: Northern Trust Co.(a)	8,875	8,875
Sunshine State Government Financing Commission, Tax-Exempt Notes, Ser L, 1.650%, 01/08/09, LOC: Dexia Credit Local NY	21,887	21,887

		112,716

Georgia (1.4%)
Fulton County Development Authority, Kings Ridge Christian School, RB, 1.250%, 05/01/26, LOC: Branch Banking & Trust Co.(a)	3,000	3,000
Glynn-Brunswick Memorial Hospital Authority, Ser B, RB, 0.850%, 08/01/38, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Gwinnett County School District, GO, 5.000%, 02/01/10	5,000	5,217
Lowndes County, Sales Tax, GO, 3.500%, 04/01/09, FSA	6,480	6,509
Toombs County Hospital Authority, Meadows Regional Medical Center Project, RB, 1.250%, 12/01/17, LOC: Branch Banking & Trust Co.(a)	3,700	3,700

		28,426

Hawaii (1.2%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.930%, 07/01/33, LOC: Bank of Nova Scotia(a)	4,750	4,750
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B-2, RB, 0.930%, 07/01/33, LOC: Bank of Nova Scotia(a)	18,450	18,450

		23,200

Illinois (8.2%)
Chicago, Ser A, GO, 5.000%, 01/01/20, Prerefunded 01/01/09 @ 101, FGIC	7,220	7,292
Illinois Development Finance Authority, RB, 1.200%, 01/01/29, LOC: Bank of America N.A.(a)	6,629	6,629
Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, RB, 0.800%, 07/01/29, LOC: Bank of America N.A.(a)	10,300	10,300
Illinois Educational Facilities Authority, Art Institute of Chicago, RB, 0.800%, 03/01/27, LOC: Northern Trust Co.(a)	14,800	14,800
Illinois Educational Facilities Authority, Field Museum Natural History, RB, 0.750%, 11/01/25, LOC: Northern Trust Co.(a)(b)	8,300	8,300
Illinois Educational Facilities Authority, Museum of Science & Industry Project, RB, 0.830%, 11/01/15, LOC: Northern Trust Co.(a)	3,300	3,300

	Shares or
	Principal
	Amount ($)	Value ($)
Illinois Finance Authority, Elmhurst College, RB, 1.200%, 02/01/42, LOC: Bank of America N.A.(a)	5,000	5,000
Illinois Finance Authority, Elmhurst Memorial Healthcare, Ser B, RB, 1.150%, 01/01/48, LOC: JPMorgan Chase Bank(a)	18,750	18,750
Illinois Finance Authority, Resurrection Health, Ser C, RB, 1.050%, 05/15/35, LOC: LaSalle Bank N.A.(a)	32,560	32,560
Illinois Finance Authority, Ser B, RB, 1.820%, 05/15/35, LOC: JPMorgan Chase Bank(a)	54,080	54,080

		161,011

Indiana (1.5%)
Indiana Development Finance Authority, Indianapolis Museum of Art, RB, 0.800%, 02/01/37, LOC: JPMorgan Chase Bank(a)	20,300	20,300
Marion Economic Development, Wesleyan University Project, RB, 1.200%, 06/01/36, LOC: Bank of America N.A.(a)	10,000	10,000

		30,300

Iowa (0.2%)
Webster County Educational Facilities, St. Edmond Project, RB, 1.130%, 07/01/20, LOC: Wells Fargo Bank N.A.(a)	4,830	4,830

Kansas (0.3%)
Kansas State Department of Transportation Highway, RB, 1.000%, 09/01/17, LOC: Citibank N.A.(a)(b)	5,000	5,000

Kentucky (1.4%)
Boyle County College, Centre College Project, Ser A, RB, 1.080%, 06/01/37, LOC: PNC Bank N.A.(a)	24,000	24,000
Simpson County Hospital, The Medical Center at Franklin, Inc., RB, 1.250%, 06/01/36, LOC: Branch Banking & Trust Co.(a)	4,520	4,520

		28,520

Louisiana (0.9%)
East Baton Rouge Parish Industrial Development Board, Inc., RB, 1.200%, 02/01/28, LOC: Bank of America N.A.(a)	13,600	13,600
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Louisiana Local Government Environmental Facilities and Community Development, SRL Holdings LLC Project, RB, 1.400%, 02/01/32, LOC: Branch Banking & Trust Co.(a)	3,840	3,840

		17,440

Maryland (2.9%)
Maryland State Economic Development Corp., YMCA of Central Maryland, Inc. Project, RB, 1.250%, 04/01/28, LOC: Branch Banking & Trust Co.(a)	3,300	3,300
Maryland State Health & Higher Education Facilities Authority, Howard County General Hospital, RB, 1.080%, 07/01/46, LOC: PNC Bank N.A.(a)	8,000	8,000
Maryland State Health & Higher Education Facilities Authority, Johns Hopkins Health System, Ser A, RB, 1.080%, 05/15/27, LOC: PNC Bank N.A.(a)	5,000	5,000
Maryland State Health & Higher Education Facilities Authority, Mercy Medical Center, RB, 0.650%, 07/01/34, LOC: Bank of America N.A.(a)	20,000	20,000
Maryland State Health & Higher Education Facilities Authority, Severn School, Inc., RB, 1.080%, 07/01/36, LOC: PNC Bank N.A.(a)	7,500	7,500
Maryland State Health & Higher Education Facilities Authority, Upper Chesapeake Hospital, Ser B, RB, 0.950%, 01/01/43, LOC: Branch Banking & Trust Co.(a)	6,090	6,090
Montgomery County Housing Opportunities Commission Housing, Ser A, RB, 2.000%, 01/01/10, County Guaranteed FHA	7,000	7,067

		56,957

Massachusetts (2.0%)
Massachusetts School Building Authority, 1.050%, 03/04/09, LOC: Bank of Nova Scotia	25,315	25,315
Massachusetts School Building Authority, Ser A, 1.550%, 01/15/09, LOC: Bank of Nova Scotia	13,385	13,385
Massachusetts State Industrial Finance Agency, Automatic Data Processing, Inc., RB, 1.400%, 12/01/19(a)	1,000	1,000

		39,700

Michigan (4.0%)
Board Trust, 1.100%, 02/04/09	12,500	12,500
Grand Valley State University, Ser B, RB, 1.110%, 12/01/31, LOC: RBS Citizens N.A.(a)	5,000	5,000

	Shares or
	Principal
	Amount ($)	Value ($)
Michigan State Hospital Finance Authority, Ascension Health Credit, Ser A, RB, 6.250%, 11/15/15, Prerefunded 11/15/09 @ 101, MBIA	20,000	20,980
Michigan State Hospital Finance Authority, Ascension Health Credit, Ser A, RB, 6.125%, 11/15/23, Prerefunded 11/15/09 @ 101, MBIA	17,850	18,576
University of Michigan, Ser A, RB, 0.820%, 04/01/38(a)	21,100	21,100

		78,156

Minnesota (5.2%)
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Ser B-2, RB, 0.640%, 11/15/34, LOC: Bank of New York(a)	33,475	33,475
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Ser C2, RB, 1.080%, 11/15/34, LOC: Wells Fargo Bank N.A.(a)	22,050	22,050
Minneapolis Health Care System, Fairview Health Services, Ser C, RB, 0.660%, 11/15/47, LOC: Wells Fargo Bank N.A.(a)	5,800	5,800
Minneapolis Health Care System, Fairview Health Services, Ser E, RB, 0.640%, 11/15/47, LOC: Wells Fargo Bank N.A.(a)	7,500	7,500
Minnesota State Higher Education Facilities Authority, William Mitchell, Ser 5-S, RB, 1.130%, 10/01/33, LOC: U.S. Bank N.A.(a)	10,140	10,140
Owatonna Hospital, RB, 0.900%, 08/01/14, LOC: Wells Fargo Bank N.A.(a)	4,600	4,600
Robbinsdale, North Memorial, Ser A-3, RB, 1.080%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	9,500	9,500
Rochester Minnesota Health Care, 0.800%, 03/03/09	10,000	10,000

		103,065

Missouri (2.2%)
Missouri Development Finance Board, 1.150%, 01/06/09, LOC: U.S. Bank N.A.	23,000	23,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Missouri Development Finance Board, 1.150%, 01/06/09, LOC: U.S. Bank N.A.	20,621	20,621

		43,621

Nebraska (0.3%)
Madison County Hospital Authority No. 001, Faith Regional Health Services, Ser B, RB, 1.180%, 07/01/33, LOC: U.S. Bank N.A.(a)	5,000	5,000

Nevada (1.6%)
Las Vegas Valley Water, 1.650%, 01/07/09	32,000	32,000

New York (1.7%)
Metropolitan Transportation Authority, Ser G1, RB, 0.850%, 11/01/26, LOC: Bank of Nova Scotia(a)	10,000	10,000
New York City Housing Development Corp., Multifamily Mortgage, Beekman Tower, Ser A, RB, 0.600%, 03/01/48, LOC: Royal Bank of Scotland(a)	7,700	7,700
New York City Transitional Finance Authority, Ser A, 6.000%, 08/15/17, Prerefunded 08/15/09 @ 101	8,915	9,239
New York, Ser J, GO, 5.125%, 05/15/29, Prerefunded 05/15/09 @ 101, MBIA	5,665	5,793

		32,732

North Carolina (4.5%)
Guilford County Industrial Facilities & Pollution Control Financing, YMCA of Greensboro, Inc. Project, RB, 1.250%, 02/01/23, LOC: Branch Banking & Trust Co.(a)	4,000	4,000
Mecklenburg County, Ser A, GO, 2.000%, 02/01/26(a)	9,000	9,075
North Carolina Capital Facilities Finance Agency, Aquarium Society Project, RB, 1.200%, 06/01/26, LOC: Bank of America N.A.(a)	6,635	6,635
North Carolina Capital Facilities Finance Agency, Educational Facilities, High Point University Project, RB, 1.250%, 12/01/29, LOC: Branch Banking & Trust Co.(a)	6,100	6,100
North Carolina Educational Facilities Finance Agency, Davidson College, Ser B, RB, 1.780%, 12/01/20(a)	4,820	4,820
North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement Community, Inc., Ser B, RB, 1.250%, 11/01/14, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
North Carolina Medical Care Commission, Health Care Facilities, Friends Homes Project, RB, 0.800%, 09/01/33, LOC: Bank of America N.A.(a)	6,370	6,370

	Shares or
	Principal
	Amount ($)	Value ($)
North Carolina Medical Care Commission, Health Care Facilities, Lutheran Services for the Aging Project, RB, 1.010%, 03/01/28, LOC: Branch Banking & Trust Co.(a)	15,665	15,665
North Carolina Medical Care Commission, Health Care Facilities, University Health Systems of Eastern Carolina, Inc., Ser B-2, RB, 0.950%, 12/01/36, LOC: Branch Banking & Trust Co.(a)	5,000	5,000
North Carolina Medical Care Commission, Health Care Facilities, Wake Forest University Health Sciences Corp., Ser B, RB, 1.150%, 07/01/34, LOC: Branch Banking & Trust Co.(a)	11,730	11,730
North Carolina Medical Care Commission, Westcare Health Systems Obligation, Ser A, RB, 1.250%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	4,190	4,190
North Carolina State, GO, 5.000%, 03/01/09	10,320	10,369

		88,954

Ohio (1.9%)
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project, RB, 1.050%, 01/01/37, LOC: JPMorgan Chase Bank(a)	15,000	15,000
Evendale Industrial Development, SHV Real Estate, Inc., RB, 0.850%, 09/01/15, LOC: LaSalle Bank N.A.(a)	7,100	7,100
Hamilton County Health Care Facilities, Deaconess Long Term Care, Ser A, RB, 0.800%, 05/15/30, LOC: JPMorgan Chase Bank(a)	5,985	5,985
Ohio State Higher Educational Facility Commission, University Hospitals Health System, Inc., Ser C, RB, 0.650%, 01/15/35, LOC: Wells Fargo Bank N.A.(a)	9,300	9,300

		37,385

Oregon (3.0%)
Clackamas County Hospital Facility Authority, Legacy Health System, Ser A, RB, 0.680%, 06/01/37, LOC: U.S. Bank N.A.(a)	13,700	13,700
Klamath Falls Oregon Electric Revenue, RB, 5.750%, 01/01/13, Prerefunded 01/01/09 @ 102	28,000	28,560
Oregon State Facilities Authority, Peacehealth Bellevue WA, Ser C, RB, 1.130%, 05/01/47, LOC: Wells Fargo Bank N.A.(a)	10,000	10,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Salem Hospital Facility Authority,Salem Hospital Project, Ser B, RB, 1.150%, 08/15/34, LOC: U.S. Bank N.A.(a)	6,000	6,000

		58,260

Pennsylvania (5.0%)
Adams County Industrial Development Authority, Brethren Home Community Project, RB, 1.250%, 06/01/32, LOC: PNC Bank N.A.(a)	7,800	7,800
Allegheny County Industrial Development Authority Health Care, Vincentian Collaborative, Ser A, RB, 1.080%, 06/01/38, LOC: PNC Bank N.A.(a)	4,300	4,300
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, 1.100%, 07/15/21, LOC: Bank of Nova Scotia, AMT(a)	8,500	8,500
Doylestown Hospital Authority Revenue, Ser B, RB, 1.080%, 07/01/37, LOC: PNC Bank N.A.(a)	11,700	11,700
Huntingdon County General Authority College, Juniata College Project, Ser A, RB, 1.080%, 05/01/26, LOC: PNC Bank N.A.(a)	5,000	5,000
Luzerne County, Convention Center Authority, Hotel Room Rent Tax, Ser A, RB, 1.080%, 09/01/28, LOC: PNC Bank N.A.(a)	2,485	2,485
Philadelphia School District, Subser D-1, GO, 1.080%, 09/01/21, LOC: State Aid Withholding(a)	13,000	13,000
Philadelphia School District, Subser D-2, GO, 1.080%, 09/01/11, LOC: State Aid Withholding(a)	4,550	4,550
South Fork Municipal Authority, Conemaugh Health Systems, Ser A, RB, 0.600%, 07/01/28, LOC: PNC Bank N.A.(a)	7,795	7,795
Southcentral General Authority, WellSpan Health Obligated Group, Ser B, RB, 0.670%, 06/01/37, LOC: Citizens Bank of Pennsylvania(a)	6,100	6,100
Southeastern Transportation Authority, RB, 1.080%, 03/01/22, LOC: PNC Bank N.A.(a)	27,300	27,300

		98,530

South Carolina (4.1%)
Beaufort County School District, BAN, GO, 1.650%, 04/10/09, Callable 02/17/09 @ 100, SCSDE	21,465	21,465
Greer Combined Utility System Revenue, Ser A 30, RB, 1.050%, 09/01/32, AMBAC(a)(b)	19,490	19,490
Lancaster County School District, Ser B, GO, 2.500%, 03/05/09, SCSDE	7,130	7,142

	Shares or
	Principal
	Amount ($)	Value ($)
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Claflin University, RB, 1.200%, 10/01/33, LOC: Bank of America N.A.(a)	4,940	4,940
South Carolina Educational Facilities Authority, Charleston Southern University Project, RB, 1.200%, 04/01/28, LOC: Bank of America N.A.(a)	5,160	5,160
South Carolina Jobs-Economic Development Authority, Hammond School Project, RB, 1.130%, 06/01/30, LOC: Wells Fargo Bank N.A.(a)	3,860	3,860
South Carolina Jobs-Economic Development Authority, USC Development Foundation Project, RB, 1.250%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	6,000	6,000
South Carolina Jobs-Economic Development Authority, YMCA of Beaufort County Project, RB, 1.250%, 12/01/24, LOC: Branch Banking & Trust Co.(a)	3,015	3,015
South Carolina State, Capital Improvement, Ser A, GO, 5.000%, 01/01/09	5,000	5,000
University of South Carolina Development Foundation, RB, 1.250%, 12/01/10, LOC: Branch Banking & Trust Co.(a)	3,970	3,970

		80,042

Tennessee (4.0%)
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-A, RB, 1.250%, 06/01/30, LOC: Branch Banking & Trust Co.(a)	8,000	8,000
Blount County Public Building Authority, Local Government Public Improvement, Ser E-5-B, RB, 1.250%, 06/01/42, LOC: Branch Banking & Trust Co.(a)	9,470	9,470
Bristol Health & Educational Facilities Board, King College Project, RB, 1.200%, 05/01/21, LOC: Bank of America N.A.(a)	7,400	7,400
Chattanooga Industrial Development Board, Tennessee Aquarium Project, RB, 1.200%, 04/01/24, LOC: Bank of America N.A.(a)	4,950	4,950
Clarksville Public Building Authority, RB, 1.200%, 10/01/25, LOC: Bank of America N.A.(a)	11,955	11,955
Knox County Health Educational & Housing Facilities Board, Baptist Hospital System Project, RB, 0.800%, 04/01/27, LOC: LaSalle Bank N.A.(a)	12,700	12,700
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Loudon Industrial Development Board, Pollution Control, A.E. Staley Manufacturing Co. Project, RB, 1.050%, 06/01/23, LOC: Wachovia Bank N.A.(a)(b)	8,100	8,100
Vanderbilt University, 2.000%, 01/12/09	16,575	16,575

		79,150

Texas (3.9%)
Alamo Heights Higher Educational Facilities Corp., Higher Educational, University Incarnate, Ser A, RB, 1.200%, 04/01/19, LOC: JPMorgan Chase Bank(a)	10,065	10,065
Brazos Harbor Industrial Development Corp., Port Facilities, American Rice, Inc. Project, Ser A, RB, 0.800%, 12/01/25, LOC: HSBC Bank USA N.A.(a)	13,300	13,300
Dallas, GO, 5.000%, 02/15/09	2,945	2,957
Harris County Health Facilities Development Corp. Hospital, Baylor College Medicine, Ser B, 0.800%, 11/15/47, LOC: Northern Trust Co.(a)	5,000	5,000
Houston, Tax & Revenue Anticipation Notes, GO, 3.000%, 06/30/09	15,000	15,090
North Texas Tollway Authority, RB, 1.390%, 01/01/40, LOC: Citibank N.A.(a)(b)	5,000	5,000
San Antonio Educational Facilities Corp., University of the Incarnate Word Project, RB, 0.800%, 12/01/27, LOC: JPMorgan Chase Bank(a)	9,400	9,400
Texas State, Tax & Revenue Anticipation Notes, 3.000%, 08/28/09	15,000	15,132

		75,944

Utah (0.6%)
Emery County Pollution Control, PacifiCorp, RB, 0.890%, 11/01/24, LOC: Wells Fargo Bank N.A.(a)	5,000	5,000
West Valley City, IDR, Johnson Matthey, Inc. Project, RB, 1.200%, 12/01/11, LOC: HSBC Bank USA N.A.(a)	6,700	6,700

		11,700

Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency, North Country Hospital and Health Center, Inc., Ser A, RB, 0.950%, 10/01/34, LOC: TD Banknorth N.A.(a)	5,235	5,235

Virginia (4.1%)
Albemarle County Economic Development Authority Hospital, Martha Jefferson Hospital, Ser A, RB, 1.220%, 10/01/48, LOC: Branch Banking & Trust Co.(a)	6,000	6,000

	Shares or
	Principal
	Amount ($)	Value ($)
Chesapeake Bay Bridge & Tunnel District, Ser A, RB, 1.220%, 05/28/21, LOC: Branch Banking & Trust Co.(a)	8,700	8,700
Fairfax County Industrial Development Authority, Ser 2008A-2, RB, 1.600%, 05/15/35, LIQ FAC: Inova Health System	20,130	20,130
Fairfax County Industrial Development Authority, Ser 2008B-2, RB, 1.600%, 05/15/26, LIQ FAC: Inova Health System	12,955	12,955
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 1.750%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,970	7,970
Norfolk Economic Development Authority, Bon Secours Health Systems, Inc., Ser D-2, RB, 0.670%, 11/01/25, LOC: Bank of America N.A.(a)	4,700	4,700
Rockingham County Industrial Development Authority, Sunnyside Presbyterian Project, RB, 1.250%, 12/01/33, LOC: Branch Banking & Trust Co.(a)	11,880	11,880
Virginia Commonwealth University Health System Authority, Ser A, RB, 0.880%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	8,500	8,500

		80,835

Washington (2.7%)
Bremerton, Kitsap Regional Conference, RB, 1.220%, 12/01/28, LOC: Bank of America N.A.(a)	5,105	5,105
Snohomish County Housing Authority, Autumn Chase Apartments Project, RB, 1.200%, 07/01/36, LOC: Bank of America N.A.(a)	4,605	4,605
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-1, RB, 0.650%, 07/01/17, LOC: Bank of America N.A.(a)	2,955	2,955
Washington Public Power Supply System, Nuclear Power Project No. 1, Ser 1A-3, RB, 0.650%, 07/01/17, LOC: Morgan Guaranty Trust(a)	7,890	7,890
Washington State Higher Educational Facilities Authority, Seattle Pacific University, RB, 1.200%, 10/01/30, LOC: U.S. Bank N.A.(a)	18,835	18,835
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Tax-Exempt Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Washington State Housing Finance Commission, Nonprofit Housing, Rockwood Retirement Program, RB, 1.450%, 01/01/30, LOC: Wells Fargo Bank N.A.(a)	13,775	13,775

		53,165

West Virginia (0.3%)
West Virginia Economic Development Authority Pollution Control, Ohio Power Co., Ser B, RB, 1.100%, 07/01/14, LOC: Royal Bank of Scotland(a)	6,665	6,665

Wisconsin (4.2%)
Milwaukee Redevelopment Authority, Yankee Hill Apartments, RB, 1.080%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	7,160	7,160
Wisconsin State Health & Educational Facilities Authority, 1.000%, 05/19/09, LOC: JPMorgan Chase Bank	34,500	34,500
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran Medical Center, Inc., Ser B, RB, 1.080%, 05/01/33, LOC: Wells Fargo Bank N.A.(a)	23,900	23,900
Wisconsin State Health & Educational Facilities Authority, RB, 1.150%, 06/01/37, LOC: JPMorgan Chase Bank(a)	14,000	14,000
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Ser B, RB, 0.710%, 08/15/33, LOC: U.S. Bank N.A.(a)	2,350	2,350

		81,910

Total Municipal Bonds		1,822,386

Money Market Funds (7.2%)
Dreyfus Tax Exempt Cash Management Fund	48,534,740	48,535
Federated Tax-Free Obligations Fund	45,155,543	45,156
Goldman Sachs Financial Square Tax Free Money Market Fund	47,497,794	47,498

Total Money Market Funds		141,189

Total Investments (Cost $1,963,575)(c) — 99.8%		1,963,575
Other assets in excess of liabilities — 0.2%		4,325

Net Assets — 100.0%		$1,967,900

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.5% of net assets as of December 31, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMBAC	Security guaranteed by American Municipal Bond Assurance Corporation

AMT	Alternative Minimum Tax Paper

BAN	Bond Anticipation Note

COP	Certificate of Participation

FGIC	Security guaranteed by Financial Guaranty Insurance Company

FHA	Security guaranteed by Federal Housing Administration

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

IDR	Industrial Development Revenue

LIQ FAC	Liquid Facilities

LOC	Letter of Credit

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond

SCSDE	Security guaranteed by South Carolina School Discount Enhancement
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (72.4%)
Fannie Mae(a) (17.4%)
2.678%, 01/05/09	15,000	14,996
2.669%, 01/08/09	25,000	24,987
0.250%, 02/02/09	5,000	4,999
0.150%, 02/05/09	11,600	11,598
0.912%, 02/11/09	35,000	34,963
0.200%, 02/18/09	20,995	20,989
0.551%, 02/23/09	17,500	17,486
0.250%, 04/01/09	20,205	20,192
1.410%, 05/13/09	25,000	24,872
1.817%, 05/28/09	26,000	25,809
1.770%, 07/01/09	25,000	24,780

		225,671

Farmer Mac (0.8%)
2.500%, 04/01/09, Callable 01/01/09 @ 100	10,000	10,000

Federal Farm Credit Bank (0.6%)
0.421%, 07/28/09 (b)	8,000	8,000

Federal Home Loan Bank (23.3%)
2.448%, 01/02/09 (a)	23,000	22,999
2.692%, 01/07/09 (a)	11,400	11,395
4.089%, 01/08/09 (b)	35,000	35,000
2.768%, 01/09/09 (a)	10,000	9,994
0.381%, 01/20/09 (a)	10,000	9,998
2.500%, 01/22/09	17,500	17,501
0.123%, 01/26/09 (a)	19,500	19,498
1.016%, 02/02/09 (a)	15,000	14,987
0.751%, 02/17/09 (a)	20,000	19,980
0.270%, 02/19/09 (b)	4,000	3,998
2.747%, 02/25/09 (a)	10,000	9,959
2.873%, 03/02/09 (a)	14,000	13,934
1.124%, 03/11/09 (a)	9,000	8,981
1.842%, 05/04/09 (a)	10,000	9,938
2.480%, 05/07/09	5,800	5,796
1.816%, 05/15/09 (a)	7,740	7,688
2.650%, 06/04/09	5,825	5,821
3.000%, 06/24/09	5,800	5,799
3.000%, 06/30/09	5,800	5,799
3.250%, 07/28/09, Callable 01/28/09 @ 100	27,850	27,850
3.200%, 10/28/09, Callable 01/28/09 @ 100 (c)	8,400	8,426
2.318%, 02/10/10 (b)	26,200	26,197

		301,538

Freddie Mac (30.3%)
2.742%, 01/06/09 (a)	45,000	44,983
0.120%, 01/21/09 (a)	30,000	29,998
2.364%, 01/26/09 (a)	22,300	22,264
0.153%, 02/03/09 (a)	25,000	24,997
0.852%, 02/04/09 (a)	10,000	9,992
0.150%, 02/09/09 (a)	25,000	24,996
2.323%, 02/11/09 (a)	10,000	9,974
2.680%, 02/13/09	25,000	25,000
1.709%, 02/23/09 (a)	42,800	42,720
2.388%, 03/09/09 (a)	10,000	9,956
1.610%, 03/19/09 (a)	12,500	12,457
0.100%, 03/25/09 (a)	16,000	15,996
0.200%, 03/31/09 (a)	23,500	23,488

	Shares or
	Principal
	Amount ($)	Value ($)
2.550%, 04/21/09	14,870	14,870
1.176%, 04/22/09 (a)	45,000	44,898
0.300%, 05/06/09 (a)	35,000	34,963

		391,552

Total U.S. Government Agencies		936,761

Repurchase Agreements (17.7%)
Bank of America Securities, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $27,418 (collateralized by FHLB; DN, due 01/15/09; total market value $27,967)	27,419	27,419
BNP Paribas, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $69,598 (collateralized by U.S. Government Agencies; 5.000%-6.000%, due 09/01/10-02/12/24; total market value $70,991)	69,598	69,598
Deutsche Bank, 0.050%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $8,353 (collateralized by FNMA; 4.625%, due 05/01/13; total market value $8,520)	8,353	8,353
HSBC Securities, Inc., 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $90,556 (collateralized by U.S. Government Agencies; 3.875%—5.250%, due 06/29/11-07/18/11; total market value $92,369)	90,556	90,556
UBS Warburg LLC, 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $32,498 (collateralized by FNMA; 8.125%, due 10/15/19; total market value $33,148)	32,497	32,497

Total Repurchase Agreements		228,423

Money Market Funds (9.9%)
Federated Government Obligations Money Market Fund	64,000,000	64,000
Federated Government Obligations Tax-Managed Fund	64,000,000	64,000

Total Money Market Funds		128,000

Total Investments (Cost $1,293,184)(d) — 100.0%		1,293,184
Other assets in excess of liabilities — 0.0%		268

Net Assets — 100.0%		$1,293,452

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(c)	Step Bond.

(d)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FHLB	Federal Home Loan Bank
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Government Securities Money Market Fund

FNMA	Federal National Mortgage Association
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
U.S. Treasury Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (39.9%)
Cash Management Bills(a) (9.6%)
0.898%, 04/29/09	49,000	48,862
0.873%, 05/15/09	75,000	74,823
0.431%, 06/24/09	25,000	24,948
0.396%, 09/15/09	15,000	14,962

		163,595

U.S. Treasury Bills(a) (27.3%)
0.571%, 01/02/09	40,000	39,999
1.153%, 01/08/09	50,000	49,989
1.368%, 03/05/09	20,000	19,952
1.613%, 03/19/09	34,000	33,884
1.725%, 03/26/09	60,000	59,773
0.070%, 04/02/09	30,000	29,996
0.501%, 04/23/09	40,400	40,337
0.803%, 05/07/09	40,000	39,885
0.823%, 05/14/09	50,000	49,849
2.135%, 06/04/09	46,200	45,913
0.158%, 06/18/09	9,000	8,993
0.165%, 06/25/09	15,000	14,988
0.180%, 07/02/09	34,000	33,965

		467,523

U.S. Treasury Notes (3.0%)
4.875%, 06/30/09	25,000	25,560
4.625%, 07/31/09	25,000	25,615

		51,175

Total U.S. Treasury Obligations		682,293

Repurchase Agreements (52.5%)
Bank of America Securities, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $164,063 (collateralized by U.S. Treasury Obligation; 3.875%, due 04/15/29; total market value $167,344)	164,063	164,063
BNP Paribas, 0.000%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $240,309 (collateralized by U.S. Treasury Obligations; DN, due 11/15/21-08/15/23; total market value $245,115)	240,309	240,309
Deutsche Bank AG, 0.020%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $6,414 (collateralized by U.S. Treasury Obligation; DN-3.500%, due 03/12/09-08/15/09; total market value $6,543)	6,414	6,414
Dresdner Bank AG, 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $43,139 (collateralized by U.S. Treasury Obligations; 2.500%-11.750%, due 03/31/12-02/15/38; total market value $44,004)	43,139	43,139

	Shares or
	Principal
	Amount ($)	Value ($)
Greenwich Capital Markets, Inc., 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $36,703 (collateralized by U.S. Treasury Obligation; 7.625%, due 02/15/25; total market value $37,442)	36,702	36,702
HSBC Securities, Inc., 0.020%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $284,911 (collateralized by U.S. Treasury Obligations; 3.125%-12.500%, due 04/15/09-05/15/30; total market value $290,611)	284,912	284,912
JPMorgan Chase & Co., 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $110,000 (collateralized by U.S. Treasury Obligation; 7.500%, due 11/15/24; total market value $112,205)	110,000	110,000
UBS Warburg LLC, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $13,483 (collateralized by U.S. Treasury Obligation; 1.500%, due 12/31/13; total market value $13,754)	13,483	13,483

Total Repurchase Agreements		899,022

Money Market Funds (7.6%)
Federated Treasury Obligations Fund	85,715,016	85,715
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	45,000,000	45,000

Total Money Market Funds		130,715

Total Investments (Cost $1,712,030)(b) — 100.0%		1,712,030
Liabilities in excess of other assets — 0.0%		(129)

Net Assets — 100.0%		$1,711,901

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (97.6%)
Virginia (97.6%)
Alexandria Industrial Development Authority, Educational Facilities, Alexandria County Day School Project, RB, 0.750%, 06/01/25, LOC: PNC Bank, N.A.(a)	3,800	3,800
Alexandria Industrial Development Authority, Pooled Loan Program, Ser A, RB, 1.200%, 07/01/26, LOC: Bank of America N.A.(a)(b)	2,810	2,810
Arlington County, Ballston Public Parking Project, RB, 0.830%, 08/01/17, LOC: Citibank N.A.(a)	6,000	6,000
Charlottesville Industrial Development Authority, Seminole, Ser A, RB, 1.250%, 12/01/13, Callable 02/17/09 @ 100, LOC: Branch Banking & Trust Co.(a)	3,085	3,085
Chesterfield County Health Center Commission, Residential Care Facilities, Lucy Corr Village, Ser B, RB, 1.250%, 12/01/12, LOC: Branch Banking & Trust Co.(a)	3,100	3,100
Clarke County Industrial Development Authority, Educational Facilities, Powhatan School District Project, RB, 1.250%, 09/01/22, LOC: Branch Banking & Trust Co.(a)	1,310	1,310
Fairfax County Economic Development Authority, Greenspring Village, Inc., Ser A, RB, 7.500%, 10/01/29, Prerefunded 10/01/09 @ 102	1,500	1,579
Fairfax County Economic Development Authority, Public Broadcasting Services Project, RB, 1.150%, 07/01/40, LOC: Bank of America N.A.(a)	19,500	19,500
Fairfax County Industrial Development Authority, Fairfax Hospital, Ser D, RB, 0.800%, 10/01/25, LIQ FAC: Inova Health System(a)	2,900	2,900
Fairfax County Industrial Development Authority, Ser 2008B-2, RB, 1.600%, 05/15/26, LIQ FAC: Inova Health System(a)	2,000	2,000
Fairfax County Industrial Development Authority, Ser 2008C-4, RB, 1.600%, 04/15/35, LIQ FAC: Inova Health System(a)	5,000	5,000
Fairfax County Water Authority, Municipal Trade Receipts Project, Ser SGB-40A, RB, 1.330%, 04/01/30, LOC: Societe Generale(a)(b)	7,850	7,850
Fairfax County, Ser A, GO, 4.500%, 04/01/09	11,730	11,811
Fairfax County, Ser A, GO, 5.000%, 10/01/09	4,630	4,746

	Shares or
	Principal
	Amount ($)	Value ($)
Fairfax County, Ser B, GO, 5.000%, 10/01/09	4,680	4,798
Fauquier County Industrial Development Authority, Wakefield School, Inc., RB, 1.080%, 04/01/38, LOC: PNC Bank N.A.(a)	9,000	9,000
Greene County Industrial Development Authority, Blue Ridge School Project, RB, 1.250%, 06/01/26, LOC: Branch Banking & Trust Co.(a)	5,260	5,260
Hampton Redevelopment & Housing Authority, Multifamily Housing, Shoreline Apartments Project, RB, 0.800%, 12/01/19, FHLMC(a)	2,080	2,080
Hanover County Economic Development Authority, Bon Secours-Maria Manor Nursing Care Center, Inc., Ser D-2, RB, 0.670%, 11/01/25, LOC: U.S. Bank N.A.(a)	6,900	6,900
Hanover County Industrial Development Authority, Residential Care Facility, Covenant Woods Project, RB, 1.250%, 07/01/29, LOC: Branch Banking & Trust Co.(a)(b)	15,700	15,700
Harrisonburg Redevelopment & Housing Authority, Multifamily Housing, Stoney Ridge/Dale Forest, RB, 0.800%, 08/01/32, FHLMC(a)	5,810	5,810
Henrico County Economic Development Authority, Exempt Facility, White Oak Limited Project, RB, AMT, 0.910%, 10/01/27, LOC: Citibank N.A.(a)	13,100	13,100
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, RB, 1.250%, 10/01/37, LOC: Branch Banking & Trust Co.(a)	8,400	8,400
Henrico County Economic Development Authority, Residential Care Facility, Westminster Canterbury, Ser B, RB, 1.750%, 10/01/35, LOC: Branch Banking & Trust Co.(a)	7,000	7,000
Henrico County Economic Development Authority, Steward School Project, RB, 1.250%, 07/01/33, LOC: Branch Banking & Trust Co.(a)	2,400	2,400
King George County Industrial Development Authority, Exempt Facility, Birchwood Power Partners, Ser B, RB, AMT, 0.950%, 12/01/24, LOC: Bank of Nova Scotia(a)	8,250	8,250
Loudoun County Industrial Development Authority, Day School, Inc., RB, 1.080%, 03/01/38, LOC: PNC Bank N.A.(a)	15,985	15,985
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser A, RB, 0.600%, 02/15/38(a)	13,040	13,040
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser D, RB, 0.600%, 02/15/38(a)	26,550	26,550
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser E, RB, 0.450%, 02/15/38(a)	16,805	16,805
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser F, RB, 0.450%, 02/15/38(a)	6,100	6,100
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser B, RB, 0.600%, 02/15/38(a)	26,405	26,405
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Project, Ser C, RB, 0.600%, 02/15/38(a)	4,300	4,300
Loudoun County, Ser A, GO, 5.000%, 05/01/09	2,000	2,023
Louisa County Industrial Development Authority, Pooled Financing Project, RB, 1.200%, 01/01/20, LOC: Bank of America N.A.(a)(b)	800	800
Lynchburg Industrial Development Authority, Aerofin Corp. Project, RB, AMT, 1.330%, 03/01/29, LOC: PNC Bank N.A.(a)	2,075	2,075
Newport News Industrial Development Authority, CNU Warwick LLC Student Housing Project, RB, 1.200%, 11/01/28, LOC: Bank of America N.A.(a)	8,880	8,880
Newport News Redevelopment & Housing Authority, Multifamily Housing, Springhouse Apartments Project, RB, 1.150%, 09/01/26, FHLMC(a)	3,400	3,400
Newport News, Ser A, GO, 5.000%, 06/01/09	1,630	1,652
Norfolk Redevelopment & Housing Authority, Student Housing I LLC Project, Ser E2F, RB, 1.200%, 07/01/34, LOC: Bank of America N.A.(a)	8,470	8,470
Peninsula Ports Authority, 2.150%, 01/07/09	9,000	9,000
Peninsula Ports Authority, 3.000%, 01/07/09	1,000	1,000
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser C, RB, 1.080%, 07/01/16, LOC: Citibank N.A.(a)	2,660	2,660

	Shares or
	Principal
	Amount ($)	Value ($)
Peninsula Ports Authority Coal Terminal, Dominion Terminal Project, Ser D, RB, 1.200%, 07/01/16, LOC: U.S. Bank N.A.(a)	5,300	5,300
Peninsula Ports Authority, Riverside Health Systems Project, RB, 1.250%, 07/01/37(a)	17,200	17,200
Pulaski County Industrial Development Authority, Pulaski Furniture Corp. Project, RB, 1.200%, 08/01/19, LOC: Bank of America N.A.(a)(b)	7,425	7,425
Roanoke, GO, 6.000%, 10/01/19, Prerefunded 10/01/09 @ 102	3,310	3,484
Salem Industrial Development Authority, Multifamily Housing, Oak Park Preservation LP, RB, 0.950%, 08/15/43, FNMA(a)	2,740	2,740
Surry County Industrial Development Authority, Windsor Mill Project, RB, AMT, 1.280%, 02/01/32, LOC: Wells Fargo Bank N.A.(a)	1,050	1,050
Tazewell County Industrial Development Authority, Jennmar Corp. of Virginia, Inc., RB, AMT, 1.330%, 02/01/17, LOC: PNC Bank N.A.(a)	5,100	5,100
University of Virginia, Ser A, RB, 0.400%, 06/01/34(a)	27,940	27,940
Upper Occoquan Sewage Authority, Regional Sewage, Ser 2772, RB, 1.900%, 03/19/15, FSA/MBIA, LIQ FAC: JPMorgan Chase & Co.(a)	21,490	21,490
Virginia Beach Development Authority, Ocean Ranch Project, RB, 1.250%, 07/01/17, LOC: Branch Banking & Trust Co.(a)(b)	1,630	1,630
Virginia Beach Development Authority, Wesleyan College Project, RB, 1.200%, 07/01/33, LOC: Bank of America N.A.(a)	14,265	14,265
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/09	5,420	5,435
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment, RB, 5.000%, 02/01/09	3,005	3,013
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Notes, RB, 5.000%, 10/01/09	4,000	4,101
Virginia Commonwealth Transportation Board, Ser SG 134, RB, 1.260%, 05/15/22, Callable 05/15/09 @ 101, LOC: Societe Generale(a)(b)	10,235	10,235
Virginia Commonwealth University Health System Authority, Ser A, RB, 0.880%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	15,000	15,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Virginia Tax-Free Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Virginia Commonwealth University Health System Authority, Ser B, RB, 1.250%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,500	10,500
Virginia Commonwealth University Health System Authority, Ser C, RB, 1.450%, 07/01/37, LOC: Branch Banking & Trust Co.(a)	10,000	10,000
Virginia Housing Development Authority, Commonwealth Mortgage, Ser C07, RB, AMT, 1.150%, 07/01/17, GO of Authority(a)(b)	4,845	4,845
Virginia Small Business Financing Authority, Hampton University, Ser A, RB, 1.080%, 12/01/38, LOC: PNC Bank N.A.(a)	5,000	5,000
Virginia State Public Building Authority, Public Facilities, RB, 5.000%, 08/01/09	12,505	12,753
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/09	4,580	4,671
Virginia State Public Building Authority, Public Facilities, Ser B, RB, 5.000%, 08/01/09	1,200	1,224
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.000%, 08/01/09	7,440	7,586
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.000%, 08/01/09	1,465	1,493
Virginia State Public School Authority, 1997 Resolution, Ser B, RB, 5.500%, 08/01/09	6,640	6,791
Virginia State Public School Authority, Ser II-R-6131, RB, 1.350%, 08/01/20, Callable 08/01/15 @ 100, LOC: Citigroup Financial Product(a)(b)	20,930	20,930
Virginia State Public School Authority, Ser VII, RB, 5.000%, 04/15/09	2,885	2,912
Williamsburg Industrial Development Authority, Colonial Williamsburg Foundation, RB, 0.800%, 12/01/18, LOC: Bank of America N.A.(a)(b)	250	250
Winchester Industrial Development Authority, Residential Care Facilities, Westminster-Canterbury, Ser B, RB, 1.250%, 01/01/35, LOC: Branch Banking & Trust Co.(a)	1,900	1,900

Total Municipal Bonds		549,597

Money Market Fund (2.0%)
Federated Virginia Municipal Cash Trust, Institutional Class	11,274,357	11,274

Total Money Market Fund		11,274

Total Investments (Cost $560,871)(c) — 99.6%		560,871
Other assets in excess of liabilities — 0.4%		2,038

Net Assets — 100.0%		$562,909

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.9% of net assets as of December 31, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	Alternative Minimum Tax Paper

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Security guaranteed by Financial Security Assurance

GO	General Obligation

LIQ FAC	Liquid Facilities

LOC	Letter of Credit

MBIA	Security guaranteed by Municipal Bond Insurance Association

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Asset-Backed Securities (0.1%)
Automobiles (0.1%)
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A1, 2.786%, 06/15/09	4,992	4,992

Total Asset-Backed Securities		4,992

Certificates of Deposit (9.9%)
Banks (7.2%)
Banco Santander Central Hispano SA, 2.020%, 01/20/09	20,000	20,000
Bank of Nova Scotia, 1.850%, 01/05/09(a)	20,000	19,999
Bank of Nova Scotia, 2.880%, 02/25/09	20,000	20,000
BNP Paribas, 1.130%, 02/09/09	25,000	25,000
Canadian Imperial Bank of Commerce, 1.690%, 02/05/09	15,000	15,000
Credit Suisse (USA) Inc., 4.010%, 01/07/09	15,000	15,009
HSBC Bank USA N.A., 3.040%, 02/27/09	20,000	20,001
Lloyds TSB Bank PLC, 2.900%, 01/20/09	20,000	20,000
Lloyds TSB Bank PLC, 1.060%, 02/27/09	15,000	15,000
National Australia Bank Ltd., 1.720%, 01/07/09	20,000	20,000
National Australia Bank Ltd., 0.600%, 02/17/09	10,000	10,000
Nordea Bank AB, 2.960%, 01/08/09	20,000	20,000
PNC Bank N.A., 0.451%, 01/27/09(a)	15,000	14,997
Royal Bank of Scotland, 2.390%, 03/05/09(a)	12,000	12,000
Societe Generale, 2.281%, 03/02/09(a)	20,000	20,000
Toronto-Dominion Bank, 2.950%, 01/21/09	15,775	15,775
Toronto-Dominion Bank, 2.930%, 02/06/09	20,000	20,000

		302,781

Diversified Financial Services (2.7%)
ASB Finance Corp., 5.209%, 07/13/09(a)(b)	20,000	20,000
Barclays Bank PLC, 1.300%, 01/28/09	15,000	15,000
Calyon North America, Inc., 2.070%, 02/03/09	20,000	20,000
Calyon North America, Inc., 1.130%, 02/17/09	20,000	20,000

	Shares or
	Principal
	Amount ($)	Value ($)
San Paolo-IMI US Financial Co., 3.080%, 01/09/09	20,000	20,000
Westpac Banking Corp., 3.455%, 06/18/09(b)	20,000	20,001

		115,001

Total Certificates of Deposit		417,782

Commercial Paper (37.4%)
Banks (5.9%)
Abbey National LLC, 0.050%, 01/06/09(c)	40,000	40,000
BNP Paribas, 0.590%, 01/21/09(c)	15,000	14,995
DnB Nor Bank ASA, 2.889%, 01/14/09(b)(c)	20,000	19,979
DnB Nor Bank ASA, 3.005%, 03/13/09(b)(c)	20,000	19,883
HSBC USA, Inc., 0.500%, 01/06/09(c)	15,000	14,999
HSBC USA, Inc., 0.300%, 01/21/09(c)	20,000	19,997
HSBC USA, Inc., 2.994%, 03/10/09(c)	15,000	14,917
PNC Bank N.A., 3.025%, 03/05/09(c)	19,000	18,901
Royal Bank of Canada, 1.454%, 01/13/09(c)	24,500	24,488
Societe Generale, 0.215%, 01/02/09(c)	15,000	15,000
Societe Generale, 1.705%, 02/05/09(c)	15,000	14,975
State Street Corp., 0.200%, 01/06/09(c)	15,000	15,000
State Street Corp., 0.200%, 01/08/09(c)	15,000	14,999

		248,133

Consumer Discretionary (0.9%)
Nokia Corp., 2.258%, 01/05/09(b)(c)	17,000	16,996
Nokia Corp., 2.007%, 01/09/09(b)(c)	10,000	9,996
Nokia Corp., 2.107%, 01/28/09(b)(c)	10,000	9,984

		36,976

Consumer Staples (2.2%)
PepsiCo, Inc., 0.100%, 01/23/09(b)(c)	40,000	39,998
Procter & Gamble Co., 1.152%, 01/13/09(b)(c)	31,000	30,988
Procter & Gamble Co., 1.082%, 01/29/09(b)(c)	20,500	20,483

		91,469

Diversified Financial Services (22.5%)
Alcon Capital Corp., 0.140%, 01/20/09(b)(c)	40,000	39,998
Allianz Finance Corp., 0.751%, 01/14/09(b)(c)	15,500	15,496
Allianz Finance Corp., 0.300%, 02/18/09(b)(c)	3,025	3,024
Allianz Finance Corp., 0.300%, 03/02/09(b)(c)	13,950	13,943
Barclays US Funding LLC, 1.848%, 01/09/09(c)	15,000	14,994
Calyon North America, Inc., 1.190%, 01/09/09(c)	18,725	18,725
Caterpillar Financial Services Corp., 1.152%, 01/07/09(c)	25,000	24,995
Caterpillar Financial Services Corp., 1.202%, 01/21/09(c)	15,000	14,990
Citigroup, Inc., 0.952%, 02/06/09(c)	40,000	39,962
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Eksportfinans ASA, 0.600%, 01/02/09(b)(c)	20,000	20,000
Export Development Corp., 2.685%, 03/05/09(c)	15,000	14,930
Falcon Asset Securitization Corp., 1.101%, 01/07/09(b)(c)	35,000	34,995
General Electric Capital Corp., 0.200%, 02/03/09(c)	5,386	5,385
General Electric Capital Corp., 2.743%, 02/09/09(c)	20,000	19,941
Greenwich Capital Holdings, 3.072%, 01/15/09(c)	20,000	19,976
ING (U.S.) Funding LLC, 2.887%, 01/05/09(c)	18,000	17,994
ING (U.S.) Funding LLC, 3.024%, 03/06/09(c)	15,000	14,921
John Deere Capital Corp., 2.408%, 01/08/09(b)(c)	20,000	19,991
John Deere Capital Corp., 1.001%, 01/14/09(b)(c)	5,250	5,248
JPMorgan Chase & Co., 0.250%, 01/05/09(b)(c)	4,020	4,020
JPMorgan Chase & Co., 0.200%, 01/16/09(b)(c)	20,000	19,998
JPMorgan Chase & Co., 0.200%, 01/20/09(b)(c)	24,000	23,997
JPMorgan Chase & Co., 0.100%, 01/23/09(b)(c)	25,000	24,998
KfW, 0.250%, 01/14/09(b)(c)	25,000	24,998
KfW, 0.250%, 01/20/09(b)(c)	20,000	19,997
KfW, 0.641%, 01/29/09(b)(c)	30,000	29,985
Market Street Funding Corp., 1.652%, 01/06/09(b)(c)	5,000	4,999
Market Street Funding Corp., 1.602%, 01/07/09(b)(c)	25,000	24,993
Market Street Funding Corp., 0.801%, 01/14/09(b)(c)	23,000	22,993
Nordea North America, Inc., 0.200%, 01/13/09(c)	25,000	24,998
Nordea North America, Inc., 1.252%, 01/16/09(c)	5,500	5,497
Novartis Finance, 0.050%, 01/02/09(b)(c)	18,600	18,600
Novartis Finance, 0.150%, 01/06/09(b)(c)	20,000	20,000
PACCAR Financial Corp., 0.600%, 01/13/09(c)	10,635	10,633
Park Avenue Receivables Corp., 0.450%, 01/13/09(b)(c)	15,000	14,998
Park Avenue Receivables Corp., 0.250%, 01/14/09(b)(c)	5,000	5,000
Park Avenue Receivables Corp., 0.250%, 01/16/09(b)(c)	38,453	38,449
Sheffield Receivables Corp., 0.100%, 01/02/09(b)(c)	9,511	9,511
Sheffield Receivables Corp., 0.230%, 01/07/09(b)(c)	5,000	5,000
Sheffield Receivables Corp., 0.400%, 01/15/09(b)(c)	27,250	27,246
Shell International Finance, 1.202%, 01/22/09(b)(c)	20,000	19,986

	Shares or
	Principal
	Amount ($)	Value ($)
Siemens Capital Co. LLC, 0.300%, 01/15/09(b)(c)	20,000	19,998
Siemens Capital Co. LLC, 0.801%, 02/02/09(b)(c)	20,000	19,986
Southern Funding Corp., 0.200%, 01/12/09(b)(c)	24,000	23,999
Southern Funding Corp., 1.001%, 01/22/09(b)(c)	10,000	9,994
Swiss Re Treasury US Corp., 3.055%, 02/02/09(b)(c)	15,000	14,960
Swiss Re Treasury US Corp., 3.109%, 02/20/09(b)(c)	15,000	14,936
Total Capital, 1.151%, 01/05/09(b)(c)	17,500	17,498
UBS Finance Delaware LLC, 1.753%, 01/05/09(c)	11,050	11,048
UBS Finance Delaware LLC, 0.841%, 02/02/09(c)	26,000	25,981
Unilever Capital Corp., 1.052%, 02/02/09(b)(c)	6,000	5,994
Westpac Banking Corp., 1.253%, 01/23/09(b)(c)	20,000	19,985

		944,783

Health Care (2.5%)
Abbott Laboratories, 0.100%, 01/05/09(b)(c)	23,000	23,000
Abbott Laboratories, 1.052%, 01/09/09(b)(c)	10,000	9,998
Abbott Laboratories, 0.120%, 01/14/09(b)(c)	3,000	3,000
AstraZeneca PLC, 2.565%, 03/13/09(b)(c)	20,000	19,901
Eli Lilly & Co., 1.404%, 01/16/09(b)(c)	20,000	19,988
Johnson & Johnson, 0.751%, 01/16/09(b)(c)	15,000	14,995
Pfizer, Inc., 0.901%, 01/07/09(b)(c)	15,000	14,998

		105,880

Industrials (2.0%)
Emerson Electric Co., 1.001%, 01/07/09(b)(c)	10,000	9,998
Emerson Electric Co., 1.002%, 01/13/09(b)(c)	7,700	7,697
Illinois Tool Works, Inc., 0.350%, 01/05/09(b)(c)	20,000	19,999
United Parcel Service, Inc., 0.420%, 01/02/09(b)(c)	3,000	3,000
United Parcel Service, Inc., 0.450%, 01/06/09(b)(c)	7,500	7,500
United Parcel Service, Inc., 0.250%, 02/02/09(b)(c)	5,030	5,029
United Technologies Corp., 0.450%, 01/02/09(b)(c)	30,000	30,000

		83,223

Oil & Gas (1.4%)
ConocoPhillips, 1.323%, 01/05/09(b)(c)	20,000	19,997
ConocoPhillips, 1.302%, 01/16/09(b)(c)	20,000	19,989
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
ConocoPhillips, 1.403%, 01/23/09(b)(c)	20,000	19,983

		59,969

Total Commercial Paper		1,570,433

Corporate Bonds (11.7%)
Banks (4.1%)
BNP Paribas, 0.860%, 02/20/09	15,000	15,000
Commonwealth Bank of Australia, 2.350%, 06/04/09(a)(b)	29,000	29,000
Rabobank, 4.773%, 01/15/09(a)(b)	35,000	35,000
Rabobank, 3.056%, 08/04/09, MTN(a)(b)	20,000	20,000
U.S. Bank N.A., 2.890%, 01/20/09	25,000	25,000
U.S. Bank N.A., 2.900%, 02/06/09	19,500	19,500
Wells Fargo Bank N.A., 0.681%, 08/19/09(a)	30,000	30,000

		173,500

Diversified Financial Services (5.3%)
American Honda Finance Corp., 4.183%, 04/02/09, MTN(a)(b)	20,000	20,000
Credit Suisse (USA), Inc., 3.875%, 01/15/09	10,000	10,002
Credit Suisse (USA), Inc., 3.100%, 01/27/09	9,500	9,500
Eksportfinans ASA, 2.045%, 08/13/09, MTN(a)	30,000	30,000
General Electric Capital Corp., Ser A, 3.125%, 04/01/09, MTN	20,000	20,019
Procter & Gamble International Funding SCA, 2.309%, 02/19/09(a)	25,000	25,000
Toyota Motor Credit Corp., 0.460%, 02/12/09, MTN(a)	40,000	40,000
Toyota Motor Credit Corp., 1.655%, 09/11/09, MTN(a)	20,000	20,000
Toyota Motor Credit Corp., Ser B, 2.137%, 06/02/09, MTN(a)	30,000	30,000
Westpac Banking Corp., 2.353%, 05/26/09(a)	19,000	18,998

		223,519

Insurance (1.6%)
New York Life Global Funding, 2.275%, 05/13/09, MTN(a)(b)	38,000	38,000

	Shares or
	Principal
	Amount ($)	Value ($)
New York Life Global Funding, 2.310%, 09/04/09, MTN(a)(b)	29,000	29,000

		67,000

Oil & Gas (0.7%)
BP AMI Leasing, Inc., 1.476%, 06/26/09(a)(b)	28,000	28,000

Total Corporate Bonds		492,019

Municipal Bond (0.2%)
Georgia (0.2%)
Emory University, 1.650%, 11/12/58(a)	10,000	10,000

Total Municipal Bond		10,000

U.S. Government Agencies (10.1%)
Fannie Mae(c) (2.0%)
2.152%, 01/14/09	35,000	34,973
0.852%, 02/04/09	25,000	24,980
0.198%, 03/18/09	25,105	25,094

		85,047

Federal Home Loan Bank (3.9%)
2.372%, 01/05/09	50,000	49,987
0.123%, 01/26/09(c)	20,000	19,998
0.200%, 03/02/09(c)	70,000	69,977
0.233%, 03/16/09(c)	15,000	14,993
2.650%, 06/04/09	10,000	9,994

		164,949

Freddie Mac(c) (4.2%)
2.110%, 01/12/09	100,000	99,937
1.020%, 01/27/09	50,000	49,964
1.074%, 02/03/09	25,000	24,976

		174,877

Total U.S. Government Agencies		424,873

Master Note (2.5%)
Banks (2.5%)
Bank of America Corp., 0.140% (a)(d)	105,000	105,000

Total Master Note		105,000

Short-Term Investment (0.1%)
Brown Brothers Harriman & Co., Cayman Islands Cash Sweep	3,351	3,351

Total Short-Term Investment		3,351

Money Market Funds (9.0%)
Dreyfus Cash Management Fund	95,000,000	95,000
Federated Prime Cash Obligations Fund	95,000,000	95,000
Federated Prime Obligations Fund	95,000,000	95,000
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Cash Management Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Goldman Sachs Financial Square Fund — Prime Obligations Fund	95,000,000	95,000

Total Money Market Funds		380,000
Time Deposits(a) (15.2%)
Barclays Bank, 0.010%	125,812	125,812
BNP Paribas, 0.010%	150,181	150,182
Calyon, 0.060%	125,003	125,003
Deutsche Bank AG, 0.020%	100,002	100,002
Societe Generale, 0.031%	139,188	139,188

Total Time Deposits		640,187

Total Investments (Cost $4,048,637)(e) — 96.2%		4,048,637
Other assets in excess of liabilities — 3.8%		158,465

Net Assets — 100.0%		$4,207,102

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 31.3% of net assets as of December 31, 2008.

(c)	Rate represents the effective yield at purchase.

(d)	Perpetual maturity.

(e)	Aggregate cost for federal income tax and financial reporting purposes is the same.

MTN	Medium Term Note
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Municipal Bonds (94.0%)
Alabama (3.5%)
West Jefferson Industrial Development Board Pollution Control, Alabama Power Co. Project, RB, 1.500%, 06/01/28(a)	2,290	2,290

California (3.1%)
Los Angeles Unified School District, Tax & Revenue Anticipation Notes, Ser A, GO, 3.000%, 07/30/09	2,000	2,017

Colorado (4.9%)
Denver City & County Airport, Ser C, RB, AMT, 0.900%, 11/15/25, LOC: Lloyds TSB Bank PLC(a)	3,250	3,250

Delaware (3.1%)
Delaware State Economic Development Authority, Peninsula United, Ser A, RB, 0.950%, 05/15/37, LOC: PNC Bank N.A.(a)	2,000	2,000

Florida (11.7%)
Alachua County Housing Finance Authority Multifamily, University Cove Apartments Project, RB, AMT, 0.950%, 06/15/34, FNMA(a)	3,510	3,510
Jacksonville Port Authority, 1.400%, 01/06/09, LOC: JPMorgan Chase Bank	2,000	2,000
Palm Beach County, Raymond F. Kravis Center Project, RB, 1.750%, 07/01/32, LOC: Northern Trust Co.(a)	2,200	2,200

		7,710

Georgia (5.3%)
Glynn-Brunswick Memorial Hospital Authority, Ser B, RB, 0.850%, 08/01/38, LOC: Branch Banking & Trust Co.(a)	1,690	1,690

	Shares or
	Principal
	Amount ($)	Value ($)
Valdosta City School System, GO, 5.000%, 02/01/09, State Aid Withholding	1,790	1,795

		3,485

Hawaii (1.3%)
Hawaii Pacific Health Special Purpose, Department of Budget & Finance, Ser B, RB, 0.930%, 07/01/33, LOC: Bank of Nova Scotia(a)	870	870

Illinois (2.1%)
Savanna Industrial Development, Metform Corp., Project, Ser B, RB, AMT, 1.950%, 06/01/09, LOC: JPMorgan Chase Bank(a)	1,400	1,400

Indiana (3.8%)
Indiana State Development Finance Authority Environmental, PSI Energy, Inc., Project, Ser A, RB, AMT, 1.200%, 08/01/39, LOC: Barclays Bank PLC(a)	2,500	2,500

Massachusetts (4.6%)
Massachusetts Development Finance Agency Solid Waste Disposal, Wheelabrator Millbury Project, RB, AMT, 1.200%, 05/01/27, LOC: JP Morgan Chase Bank(a)	3,000	3,000

Missouri (3.0%)
Missouri State Department of Health & Senior Services, 1.000%, 02/04/09, LOC: Bank of Nova Scotia	2,000	2,000

Montana (4.6%)
Great Falls Multifamily, Autumn Run Apartments Project, RB, AMT, 1.230%, 01/01/38, LOC: U.S. Bank N.A.(a)	3,000	3,000

New Mexico (3.0%)
Albuquerque Health Research Facilities, Lovelace Respiratory Research Institute, Ser A, RB, 1.130%, 09/01/25, LOC: Wells Fargo Bank N.A.(a)	2,000	2,000

North Carolina (1.5%)
Mecklenburg County, Ser A, GO, 2.000%, 02/01/26(a)	1,000	1,008

Oregon (8.2%)
Medford Hospital Facilities Authority, Rogue Valley Manor Project, RB, 1.150%, 08/15/37, LOC: Bank of America N.A.(a)	2,375	2,375
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional Municipal Cash Reserve Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
Oregon State Housing & Community Services Department Housing Development, Redwood Park Apartments, Ser F, RB, AMT, 1.300%, 10/15/38, FNMA(a)	3,000	3,000

		5,375

Pennsylvania (7.6%)
Beaver County Industrial Development Authority Pollution Control, Electric Co. Project, Ser B, RB, AMT, 1.210%, 11/01/25, LOC: Bank of Nova Scotia(a)	1,000	1,000
Pennsylvania Economic Development Financing Authority Exempt Facilities, Water Co. Project, Ser A, RB, AMT, 1.280%, 10/01/29, LOC: PNC Bank N.A.(a)	2,000	2,000
Philadelphia Airport, Ser C, RB, AMT, 1.300%, 06/15/09, LOC: TD Bank N.A.(a)	2,000	2,000

		5,000

Tennessee (1.5%)
Memphis-Shelby County, Airport Authority, Ser A, RB, AMT, 5.000%, 03/01/09, FSA	1,000	1,003

Texas (7.7%)
Lower Neches Valley Authority, Industrial Development Corp. Exempt Facilities, Mobil Oil Refining Corp. Project, RB, AMT, 1.140%, 04/01/29(a)	1,600	1,600
San Antonio Housing Finance Corp., Multifamily Housing, RB, AMT, 1.460%, 07/20/47, GNMA(a)(b)	2,985	2,985
Texas State, Tax & Revenue Anticipation Notes, 3.000%, 08/28/09	500	505

		5,090

Virginia (8.1%)
Fairfax County Industrial Development Authority, Ser 2008C-3, RB, 1.600%, 04/15/35, LIQ FAC: Invoa Health System	1,485	1,485

	Shares or
	Principal
	Amount ($)	Value ($)
Prince William County Industrial Development Authority, Mediatech, Inc., RB, AMT, 1.400%, 11/01/32, LOC: Branch Banking & Trust(a)	3,855	3,855

		5,340

Washington (4.6%)
Washington State Housing Finance Commission Multifamily, Merrill Gardens Tacoma, Ser A, RB, AMT, 1.230%, 09/15/40, LOC: Bank of America N.A.(a)	3,000	3,000

Wisconsin (0.8%)
Wisconsin State Health & Educational Facilities Authority, 1.000%, 05/19/09, LOC: JPMorgan Chase Bank	500	500

Total Municipal Bonds		61,838

Money Market Funds (5.8%)
Dreyfus Tax-Exempt Money Market Fund	2,581,143	2,581
Fidelity Institutional Tax-Exempt Portfolio	1,269,182	1,269

Total Money Market Funds		3,850

Total Investments (Cost $65,688)(c) — 99.8%		65,688
Other assets in excess of liabilities — 0.2%		133

Net Assets — 100.0%		$65,821

(a)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.5% of net assets as of December 31, 2008.

(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

AMT	Alternative Minimum Tax Paper

FNMA	Federal National Mortgage Association

FSA	Security guaranteed by Financial Security Assurance

GNMA	Security guaranteed by Government National Mortgage Association

GO	General Obligation

LIQ FAC	Liquid Facilities

LOC	Letter of Credit

RB	Revenue Bond
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Government Agencies (58.7%)
Fannie Mae(a) (16.1%)
2.678%, 01/05/09	31,000	30,991
2.060%, 01/13/09	62,000	61,958
0.450%, 02/02/09	50,250	50,232
0.150%, 02/05/09	22,000	21,997
0.912%, 02/11/09	75,000	74,922
0.852%, 02/17/09	50,000	49,944
0.551%, 02/23/09	38,750	38,719
1.510%, 04/20/09	25,000	24,886
1.460%, 05/13/09	50,000	49,734
0.310%, 05/20/09	60,335	60,263
1.817%, 05/28/09	54,000	53,603

		517,249

Federal Agricultural Mortgage Corporation (0.6%)
2.500%, 04/01/09, Callable 01/01/09 @ 100	20,000	20,000

Federal Farm Credit Bank (0.5%)
0.421%, 07/28/09(b)	17,000	17,000

Federal Home Loan Bank (20.8%)
3.310%, 01/02/09(a)	42,000	41,997
2.692%, 01/07/09(a)	22,600	22,590
4.089%, 01/08/09(b)	70,000	69,999
2.768%, 01/09/09(a)	60,000	59,974
0.851%, 01/20/09(a)	20,000	19,991
2.500%, 01/22/09	17,500	17,501
0.123%, 01/26/09(a)	20,000	19,998
0.120%, 01/27/09(a)	10,000	9,999
3.300%, 02/02/09(a)	31,000	30,993
0.751%, 02/17/09(a)	17,500	17,483
0.200%, 02/19/09(a)	50,000	49,987
0.270%, 02/19/09(b)	9,000	8,995
2.873%, 03/02/09(a)	31,000	30,854
0.240%, 03/12/09(a)	50,000	49,977
1.842%, 05/04/09(a)	30,000	29,813
2.480%, 05/07/09	11,800	11,793
1.816%, 05/15/09(a)	17,260	17,144
2.650%, 06/04/09	5,875	5,871
3.000%, 06/24/09	12,500	12,498
3.000%, 06/30/09	12,700	12,698
3.250%, 07/28/09, Callable 01/28/09 @ 100	52,150	52,150
3.200%, 10/28/09, Callable 01/28/09 @ 100(c)	16,600	16,651
2.318%, 02/10/10(b)	61,050	61,043

		669,999

Freddie Mac (20.7%)
2.742%, 01/06/09(a)	48,000	47,982
2.670%, 01/12/09(a)	48,000	47,961
0.120%, 01/21/09(a)	20,000	19,999
2.364%, 01/26/09(a)	35,700	35,642
0.153%, 02/03/09(a)	50,000	49,993
0.681%, 02/04/09(a)	41,700	41,673
0.852%, 02/09/09(a)	46,860	46,817
2.680%, 02/13/09	45,000	45,000
1.709%, 02/23/09(a)	30,000	29,925
1.610%, 03/19/09(a)	35,000	34,880
0.100%, 03/25/09(a)	34,000	33,992

	Shares or
	Principal
	Amount ($)	Value ($)
0.200%, 03/31/09(a)	50,500	50,475
2.550%, 04/21/09	35,000	35,000
2.610%, 04/21/09, Callable 01/21/09 @ 100	25,000	25,037
0.381%, 04/22/09(a)	50,000	49,941
0.220%, 05/06/09(a)	50,000	49,962
1.668%, 06/22/09(a)	20,000	19,842

		664,121

Total U.S. Government Agencies		1,888,369

Repurchase Agreements (34.9%)
Bank of America Securities, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $212,269 (collateralized by U.S. Government Agencies; DN-3.250%, due 05/29/09-08/12/10; total market value $216,515)	212,269	212,269
BNP Paribas, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $304,922 (collateralized by U.S. Government Agencies; 2.270%-6.125%, due 04/14/09-04/12/35; total market value $311,021)	304,922	304,922
Deutsche Bank, 0.050%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $54,455 (collateralized by FNMA; 5.250%, due 09/15/16; total market value $55,545)	54,455	54,455
HSBC Securities, Inc., 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $507,338 (collateralized by U.S. Government Agencies; DN-9.375%, due 05/15/09-11/15/30; total market value $517,487)	507,338	507,338
UBS Warburg LLC, 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $41,826 (collateralized by U.S. Government Agency; 8.625%, due 01/15/21; total market value $42,665)	41,826	41,826

Total Repurchase Agreements		1,120,810

Money Market Funds (6.4%)
Federated Government Obligations Money Market Fund	144,441,768	144,442
Federated Government Obligations Tax-Managed Fund	60,000,000	60,000

Total Money Market Funds		204,442

Total Investments (Cost $3,213,621)(d) — 100.0%		3,213,621
Other assets in excess of liabilities — 0.0%		352

Net Assets — 100.0%		$3,213,973

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Government Securities Money Market Fund

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2008.

(c)	Step bond.

(d)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note

FNMA	Federal National Mortgage Association
See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS December 31, 2008 (Amounts in thousands, except Shares)
(Unaudited)
Institutional U.S. Treasury Securities Money Market Fund

	Shares or
	Principal
	Amount ($)	Value ($)
U.S. Treasury Obligations (37.7%)
Cash Management Bills(a) (8.7%)
0.898%, 04/29/09	78,000	77,779
0.873%, 05/15/09	150,000	149,646
0.431%, 06/24/09	75,000	74,844
0.396%, 09/15/09	30,000	29,924

		332,193

U.S. Treasury Bills(a) (25.0%)
0.571%, 01/02/09	80,000	79,999
1.153%, 01/08/09	102,500	102,478
1.368%, 03/05/09	35,000	34,917
1.613%, 03/19/09	63,000	62,784
1.725%, 03/26/09	117,500	117,058
0.070%, 04/02/09	70,000	69,989
0.501%, 04/23/09	76,600	76,481
0.803%, 05/07/09	80,000	79,769
0.823%, 05/14/09	100,000	99,697
2.135%, 06/04/09	89,300	88,784
0.158%, 06/18/09	16,000	15,988
0.165%, 06/25/09	35,000	34,972
0.180%, 07/02/09	91,000	90,903

		953,819

U.S. Treasury Notes (4.0%)
4.875%, 06/30/09	75,000	76,681
4.625%, 07/31/09	75,000	76,844

		153,525

Total U.S. Treasury Obligations		1,439,537

Repurchase Agreements (55.2%)
Bank of America Securities, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $489,123 (collateralized by U.S. Treasury Obligations; 1.125%-4.750%, due 12/15/11-04/15/29; total market value $498,905)	489,122	489,122
Barclays Bank PLC, 0.020%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $50,000 (collateralized by U.S. Treasury Note; 3.000%, due 07/15/12; total market value $51,000)	50,000	50,000
BNP Paribas, 0.000%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $450,257 (collateralized by U.S. Treasury Obligations; DN-2.500%, due 07/15/16-11/15/27; total market value $459,262)	450,257	450,257
Deutsche Bank AG, 0.020%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $55,827 (collateralized by U.S. Treasury Obligations; DN-7.250%, due 11/15/16-08/15/29; total market value $56,944)	55,827	55,827

	Shares or
	Principal
	Amount ($)	Value ($)
Dresdner Bank AG, 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $57,285 (collateralized by U.S. Treasury Obligations; DN-8.875%, due 01/02/09-05/15/38; total market value $58,431)	57,285	57,285
Greenwich Capital Markets, Inc., 0.030%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $100,780 (collateralized by U.S. Treasury Bond; 7.625%, due 02/15/25; total market value $102,800)	100,780	100,780
HSBC Securities, Inc., 0.020%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $506,628 (collateralized by U.S. Treasury Obligations; DN-13.250%, due 02/28/09-02/15/37; total market value $516,762)	506,628	506,628
JPMorgan Chase & Co., 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $352,000 (collateralized by U.S. Treasury Obligations; 2.125%-4.875%, due 01/31/10-11/15/18; total market value $359,044)	352,000	352,000
UBS Warburg LLC, 0.010%, dated 12/31/08 to be repurchased on 01/02/09, repurchase price $42,506 (collateralized by U.S. Treasury Note; 1.500%, due 12/31/13; total market value $43,359)	42,505	42,505

Total Repurchase Agreements		2,104,404

Money Market Funds (7.1%)
Federated Treasury Obligations Fund	197,582,897	197,583
Goldman Sachs Financial Square Funds — Treasury Obligations Fund	75,000,000	75,000

Total Money Market Funds		272,583

Total Investments (Cost $3,816,524)(b) — 100.0%		3,816,524
Other assets in excess of liabilities — 0.0%		365

Net Assets — 100.0%		$3,816,889

(a)	Rate represents the effective yield at purchase.

(b)	Aggregate cost for federal income tax and financial reporting purposes is the same.

DN	Discount Note
See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments
1. Organization
The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company offering the following funds as of December 31, 2008: Aggressive Growth Stock Fund, Emerging Growth Stock Fund, International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Large Cap Core Equity Fund, Large Cap Growth Stock Fund, Large Cap Quantitative Equity Fund, Large Cap Value Equity Fund, Mid-Cap Core Equity Fund, Mid-Cap Value Equity Fund, Real Estate 130/30 Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, U.S. Equity 130/30 Fund, Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund, Life Vision Target Date 2035 Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix Global Strategy Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Virginia Intermediate Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (each a “Fund” and collectively the “Funds”). The Funds’ prospectuses provide a description of the Funds’ investment objectives, policies, and strategies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments (the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. The actual results could differ from these estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), as provided by an independent pricing service approved by the Funds’ Board. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds’ accounting agent shall seek to obtain a bid price from at least one independent broker. Investments in other investment companies are valued at their respective net asset values.
The Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, Virginia Tax-Free Money Market Fund, Institutional Cash Management Money Market Fund, Institutional Municipal Cash Reserve Money Market Fund, Institutional U.S. Government Securities Money Market Fund and Institutional U.S. Treasury Securities Money Market Fund (the “Money Market Funds”) state investment securities at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.
Securities for which market prices are not “readily available” are valued in accordance with Pricing and Valuation Procedures established by the Board. The Funds’ Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the

“Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be valued using Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates the net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates the net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the investment adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates the net asset value, it shall immediately notify the Funds’ accounting agent and may preauthorize the Funds’ accounting agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the investment adviser does not pre-authorize the Funds’ accounting agent to utilize a Fair Value Pricing Service, the investment adviser will request that a Committee Meeting be called. In addition, the Funds’ accounting agent monitors price movements among certain selected indices, securities and/or groups of securities that may be an indicator that the closing prices received earlier in the day from foreign exchanges or markets may not reflect market value at the time the Fund calculates the net asset value. If price movements in a monitored index or security exceed levels established by the Funds (“Trigger Points”), the Funds may use a systematic valuation model provided by an independent third-party to fair value their international equity securities.
The assets of the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, the Life Vision Moderate Growth Fund, the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the “Life Vision Funds”) consist of investments in underlying investment companies (some of which are affiliated), which are valued at their respective daily net asset values.
Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2008 (in thousands):

				LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices			Observable Inputs		Unobservable Inputs		Total
		Other Financial			Other Financial		Other Financial
	Investments in	Investments	Securities Sold	Investments	Investments	Investments in	Investments	Investments in	Other Financial	Securities Sold
Fund Name	Securities ($)	($)*	Short ($)	in Securities ($)	($)*	Securities ($)	($)*	Securities ($)	Investments ($)*	Short ($)

Aggressive Growth Stock Fund	217,434	—	—	—	—	—	—	217,434	—	—
Emerging Growth Stock Fund	95,987	—	—	—	—	—	—	95,987	—	—
International Equity 130/30 Fund	84,775	—	(18,958)	—	—	—	—	84,775	—	(18,958)
International Equity Fund	295,739	—	—	—	2	—	—	295,739	2	—
International Equity Index Fund	882,452	—	—	85	(217)	—	—	882,537	(217)	—
Large Cap Core Equity Fund	689,647	—	—	—	—	—	—	689,647	—	—
Large Cap Growth Stock Fund	715,981	—	—	—	—	—	—	715,981	—	—
Large Cap Quantitative Equity Fund	62,527	—	—	—	—	—	—	62,527	—	—
Large Cap Value Equity Fund	1,380,604	—	—	—	—	—	—	1,380,604	—	—
Mid-Cap Core Equity Fund	125,508	—	—	—	—	—	—	125,508	—	—
Mid-Cap Value Equity Fund	294,397	—		—	—	—	—	294,397	—	—
Real Estate 130/30 Fund	7,171	—	(896)	—	—	—	—	7,171	—	(896)
Select Large Cap Growth Stock Fund	122,674	—	—	—	—	—	—	122,674	—	—
Small Cap Growth Stock Fund	498,981	—	—	—	—	—	—	498,981	—	—
Small Cap Value Equity Fund	469,695	—	—	—	—	—	—	469,695	—	—
U.S. Equity 130/30 Fund	4,119	—	(958)	—	—	—	—	4,119	—	(958)
Life Vision Aggressive Growth Fund	19,824	—	—	—	—	—	—	19,824	—	—
Life Vision Conservative Fund	8,978	—	—	—	—	—	—	8,978	—	—
Life Vision Growth and Income Fund	61,726	—	—	—	—	—	—	61,726	—	—
Life Vision Moderate Growth Fund	132,636	—	—	—	—	—	—	132,636	—	—
Life Vision Target Date 2015 Fund	2,461	—	—	—	—	—	—	2,461	—	—
Life Vision Target Date 2025 Fund	3,558	—	—	—	—	—	—	3,558	—	—
Life Vision Target Date 2035 Fund	2,328	—	—	—	—	—	—	2,328	—	—
Georgia Tax-Exempt Bond Fund	6,418	—	—	163,302	—	—	—	169,720	—	—
High Grade Municipal Bond Fund	3,660	—	—	78,703	—	—	—	82,363	—	—
High Income Fund	4,313	—	—	31,072	(201)	—	—	35,385	(201)	—
Intermediate Bond Fund	302,331	—	—	853,652	907	—	—	1,155,983	907	—
Investment Grade Bond Fund	103,147	—	—	401,120	705	—	—	504,267	705	—
Investment Grade Tax-Exempt Bond Fund	41,945	—	—	650,849	—	—	—	692,794	—	—
Limited Duration Fund	13,349	—	—	17,534	—	—	—	30,883	—	—
Limited-Term Federal Mortgage Securities Fund	3,313	—	—	56,265	—	—	—	59,578	—	—
Maryland Municipal Bond Fund	973	—	—	30,369	—	—	—	31,342	—	—
North Carolina Tax-Exempt Bond Fund	1,294	—	—	40,855	—	—	—	42,149	—	—
Seix Floating Rate High Income Fund	50,005	—	—	380,816	(4,819)	—	—	430,821	(4,819)	—
Seix Global Strategy Fund	5,787	—	—	4,592	10	—	—	10,379	10	—
Seix High Yield Fund	187,712	—	—	611,344	(3,307)	—	—	799,056	(3,307)	—
Short-Term Bond Fund	27,014	—	—	274,818	(919)	—	—	301,832	(919)	—
Short-Term U.S. Treasury Securities Fund	18,237	—	—	102,675	—	—	—	120,912	—	—
Strategic Income Fund	14,028	—	—	65,321	(1,990)	—	—	79,349	(1,990)	—
Total Return Bond Fund	68,248	—	—	541,034	720	—	—	609,282	720	—
Ultra-Short Bond Fund	3,787	—	—	51,696	—	—	—	55,483	—	—
U.S. Government Securities Fund	209,104	—	—	452,872	—	—	—	661,976	—	—
U.S. Government Securities Ultra-Short Bond Fund	2,416	—	—	94,555	—	—	—	96,971	—	—
Virginia Intermediate Municipal Bond Fund	4,698	—	—	185,586	—	—	—	190,284	—	—
Prime Quality Money Market Fund	1,705,024	—	—	6,388,505	—	—	—	8,093,529	—	—
Tax-Exempt Money Market Fund	141,189	—	—	1,822,386	—	—	—	1,963,575	—	—
U.S. Government Securitiies Money Market Fund	356,423	—	—	936,761	—	—	—	1,293,184	—	—
U.S. Treasury Money Market Fund	1,029,737	—	—	682,293	—	—	—	1,712,030	—	—
Virginia Tax-Free Money Market Fund	11,274	—	—	549,597	—	—	—	560,871	—	—
Institutional Cash Management Money Market Fund	1,023,538	—	—	3,025,099	—	—	—	4,048,637	—	—
Institutional Municipal Cash Reserve Money Market Fund	3,850	—	—	61,838	—	—	—	65,688	—	—
Institutional U.S. Government Securities Money Market Fund	1,325,252	—	—	1,888,369	—	—	—	3,213,621	—	—
Institutional U.S. Treasury Securities Money Market Fund	2,376,987	—	—	1,439,537	—	—	—	3,816,524	—	—

*	Other financial instruments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the investment.
Security Transactions — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
Forward Foreign Currency Contracts — Each Fund (except the Money Market Funds) may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the fiscal year are recognized as ordinary income or loss for federal income tax purposes. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward currency contract or if the value of the foreign currency changes unfavorably. As of December 31, 2008, certain Funds had outstanding forward foreign currency contracts as listed on the Schedules of Portfolio Investments.
Securities Lending — Each Fund (except the Money Market Funds) may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.
Cash collateral received in connection with securities lending is invested in the Credit Suisse Enhanced Liquidity Fund (the “Portfolio”). This investment may consist of money market mutual funds registered under the 1940 Act and money market instruments including commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At December 31, 2008, the Portfolio was invested in asset backed securities, commercial paper, corporate bonds, money market mutual funds and repurchase agreements (with interest rates ranging from 0.050% to 4.494% and maturity dates ranging from 01/02/2009 to 03/12/2010).
Repurchase Agreements — The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreement”). A third-party custodian bank takes possession of the underlying securities (“collateral”) of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the repurchase agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Securities Purchased on a When-Issued Basis — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. The Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities.
TBA Purchase Commitments — The Funds may enter into “TBA” (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation.”
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (principally using TBA’s) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed future date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities. The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing yield, principally by earning a negotiated fee. As of December 31, 2008, there were no open mortgage dollar rolls.
Bank Loans — The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien senior floating rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. These unfunded loan commitments, which are marked-to-market daily, are presented with the Schedule of Portfolio Investments. At December 31, 2008, only the Seix Floating Rate High Income Fund and the Seix High Yield Fund had unfunded loan commitments.
Swap Agreements — The High Income, Intermediate Bond, Investment Grade Bond, Investment Grade Tax-Exempt Bond, Seix Floating Rate High Income, Seix Global Strategy, Seix High Yield, Short-Term Bond, Strategic Income and Total Return Bond Funds may enter into swap agreements, which are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement, at the time a Fund enters into a swap agreement or periodically during its term. Up-front receipts and payments are recorded as deferred income (liability) or expense (asset), as the case may be on the statement of assets and liabilities and then amortized to income or expense over the life of the swap contract. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. A Fund’s current obligations under swap agreements (offset against any amounts owing to the Fund) will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid with the Fund’s custodian. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.
Credit default swap (“CDS”) agreements are a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the CDS is a lender and faces credit risk from a third party, while the counterparty in the CDS agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.
Futures Contracts — The Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made periodically, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the variation margin is recognized at the time the futures contract is extinguished.
Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Short Sales: The International Equity 130/30, Real Estate 130/30 Fund and U.S. Equity 130/30 Fund each engage in short sales (selling securities it does not own) as a part of its normal investment activities. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the accompanying statement of assets and liabilities. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund.

Restricted Securities — Certain of the Funds’ investments are restricted as to resale. As of December 31, 2008, all of these restricted securities have been deemed liquid by the Funds’ investment adviser based upon procedures approved by the Board unless stated otherwise on each Fund’s Schedule of Portfolio Investments.
Recent Accounting Pronouncements — In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosures about Derivative Instruments and Hedging Activities.” SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In September 2008, FASB Staff Position FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds’ financial statement disclosures.
3. Agreements and Other Transactions with Affiliates
On September 19, 2008, SunTrust Banks, Inc. (“Sun Trust”) issued a Promissory Note in the amount of $70 Million for the benefit of the Prime Quality Money Market Fund (the “Fund”) in exchange for a defaulted investment security (“Security”) of the Fund. In exchange for the Promissory Note issued, SunTrust acquired security interest in the Security from the Fund to secure repayment of the Note. Under the terms of the Promissory Note, the Fund will receive the entire principal amount on September 30, 2009, the maturity date of the Promissory Note. The unpaid principal balance is reported on the Fund’s Schedule of Investments. For purposes of mark-to-market requirements of Rule 2a-7 under the 1940 Act, these securities are fair valued in accordance with the Pricing and Valuation Procedures established by the Board, as more fully described in Note 2. The Promissory Note has been deemed to be illiquid.
4. Federal Tax Information
At December 31, 2008, the cost and aggregate gross unrealized appreciation and depreciation on securities, for federal tax purposes was:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation	Depreciation	Depreciation($)

Aggressive Growth Stock Fund	253,365	21,712	(57,643)	(35,931)
Emerging Growth Stock Fund	131,362	3,956	(39,331)	(35,375)
International Equity 130/30 Fund	87,193	7,206	(28,582)	(21,376)
International Equity Fund	386,914	19,621	(110,796)	(91,175)
International Equity Index Fund	944,837	99,182	(161,482)	(62,300)
Large Cap Core Equity Fund	744,281	60,564	(115,198)	(54,634)
Large Cap Growth Stock Fund	775,426	36,493	(95,938)	(59,445)
Large Cap Quantitative Equity Fund	71,133	1,713	(10,319)	(8,606)
Large Cap Value Equity Fund	1,576,624	29,594	(225,614)	(196,020)
Mid-Cap Core Equity Fund	152,560	4,710	(31,762)	(27,052)
Mid Cap Value Equity Fund	338,224	5,411	(49,238)	(43,827)
Real Estate 130/30 Fund	7,117	412	(1,254)	(842)
Select Large Cap Growth Stock Fund	137,748	3,892	(18,966)	(15,074)
Small Cap Growth Stock Fund	562,325	20,118	(83,462)	(63,344)
Small Cap Value Equity Fund	593,238	21,147	(144,690)	(123,543)
U.S. Equity 130/30 Fund	3,423	322	(584)	(262)
Life Vision Aggressive Growth Fund	26,908	285	(7,369)	(7,084)
Life Vision Conservative Fund	9,812	221	(1,055)	(834)
Life Vision Growth and Income Fund	75,871	1,124	(15,269)	(14,145)
Life Vision Moderate Growth Fund	156,038	2,877	(26,279)	(23,402)
Life Vision Target Date 2015 Fund	3,233	34	(806)	(772)
Life Vision Target Date 2025 Fund	5,056	25	(1,523)	(1,498)
Life Vision Target Date 2035 Fund	3,286	9	(967)	(958)
Georgia Tax-Exempt Bond Fund	176,653	2,394	(9,327)	(6,933)
High Grade Municipal Bond Fund	83,841	1,644	(3,122)	(1,478)
High Income Fund	47,260	475	(12,350)	(11,875)
Intermediate Bond Fund	1,147,308	28,474	(19,799)	8,675
Investment Grade Bond Fund	496,249	19,492	(11,474)	8,018
Investment Grade Tax-Exempt Bond Fund	687,686	10,825	(5,717)	5,108
Limited Duration Fund	32,586	7	(1,710)	(1,703)
Limited-Term Federal Mortgage Securities Fund	58,020	1,559	(1)	1,558
Maryland Municipal Bond Fund	32,345	737	(1,740)	(1,003)
North Carolina Tax-Exempt Bond Fund	43,651	574	(2,076)	(1,502)
Seix Floating Rate High Income Fund	902,297	2,075	(473,551)	(471,476)
Seix Global Strategy Fund	10,374	5	—	5
Seix High Yield Fund	945,871	5,997	(152,812)	(146,815)
Short-Term Bond Fund	320,394	2,542	(21,104)	(18,562)
Short-Term U.S. Treasury Securities Fund	118,103	2,810	(1)	2,809
Strategic Income Fund	83,623	3,280	(7,554)	(4,274)
Total Return Bond Fund	603,262	20,265	(14,245)	6,020
Ultra-Short Bond Fund	59,737	252	(4,506)	(4,254)
U.S. Government Securities Fund	623,033	38,953	(10)	38,943
U.S. Government Securities Ultra-Short Bond Fund	97,275	449	(753)	(304)
Virginia Intermediate Municipal Bond Fund	188,552	5,511	(3,779)	1,732
Prime Quality Money Market Fund	8,093,529	—	—	—
Tax-Exempt Money Market Fund	1,963,575	—	—	—
U.S. Government Securities Money Market Fund	1,293,184	—	—	—
U.S. Treasury Money Market Fund	1,712,030	—	—	—
Virginia Tax-Free Money Market Fund	560,871	—	—	—
Institutional Cash Management Money Market Fund	4,048,637	—	—	—
Institutional Municipal Cash Reserve Money Market Fund	65,688	—	—	—
Institutional U.S. Government Securities Money Market Fund	3,213,621	—	—	—
Institutional U.S. Treasury Securities Money Market Fund	3,816,524	—	—	—
5. Risks
The International Equity 130/30 Fund, International Equity Fund, International Equity Index Fund, Intermediate Bond Fund, Investment Grade Bond Fund, Strategic Income Fund and Total Return Bond Fund invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The High Income, Seix Global Strategy, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.
The High Income Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, and Strategic Income Fund invest in first and second lien senior floating rate loans. The risk associated with floating rate loans is similar to the risks of below investment grade securities. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Fund to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Fund may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
The Intermediate Bond, Investment Grade Bond, Seix Global Strategy, Strategic Income and Total Return Bond Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond and Virginia Tax-Free Money Market Funds’ concentrations of investments in securities of issuers located in a specific region subjects that Fund to the economic and government policies of that region and may increase risk versus that of a fund whose investments are more diversified.
The Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, Ultra-Short Bond, U.S. Government Securities and U.S. Government Securities Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund’s average duration.
The Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.
Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.
Certain Funds hold certain securities the issuer of which operates under a congressional charter. These securities (Freddie Mac, Federal Home Loan Bank, Federal Agricultural Mortgage Corporation and Fannie Mae) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit), would require congressional action.
6. Subsequent Events
On November 20, 2008, the Board of Trustees of the RidgeWorth Funds approved the liquidation and closing of the Life Vision Target Date 2015 Fund, the Life Vision Target Date 2025 Fund and the Life Vision Target Date 2035 Fund (the “Funds”). The Funds were liquidated on February 24, 2009.
Effective on or about March 31, 2009, the RidgeWorth Strategic Income Fund will be renamed the RidgeWorth Corporate Bond Fund.
Effective January 20, 2009, the cash collateral received in connection with securities lending is no longer invested in the Credit Suisse Enhanced Liquidity Fund. The cash collateral is invested in a joint account managed by RidgeWorth Capital Management, Inc. The joint account will be invested in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RidgeWorth Funds

By (Signature and Title)*	/s/ Martin R. Dean Martin R. Dean, Treasurer, RidgeWorth Funds

Date	03/02/09
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Julia Short Julia Short, President, RidgeWorth Funds

Date	03/02/09

By (Signature and Title)*	/s/ Martin R. Dean Martin R. Dean, Treasurer, RidgeWorth Funds

Date	03/02/09